UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-07455

                               Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                    Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                       Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Bond Fund*

Virtus CA Tax-Exempt Bond Fund*

Virtus Disciplined Equity Style Fund

Virtus Disciplined Select Bond Fund

Virtus Disciplined Select Country Fund

Virtus Herzfeld Fund

Virtus High Yield Fund*

Virtus Multi-Sector Intermediate Bond Fund*

Virtus Senior Floating Rate Fund*

Virtus Wealth Masters Fund

March 31, 2013 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplement applicable to these Funds appears at the back of this semiannual report

Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2013

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2012 to March 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Bond Fund
Actual
Class A	$1,000.00	$1,022.80	0.85%	$4.29
Class B	1,000.00	1,019.30	1.60	8.06
Class C	1,000.00	1,019.30	1.60	8.06
Class I	1,000.00	1,024.50	0.60	3.03
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class B	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,016.85	1.60	8.08
Class I	1,000.00	1,021.90	0.60	3.03
CA Tax-Exempt Bond Fund
Actual
Class A	$1,000.00	$1,011.60	0.85%	$4.26
Class I	1,000.00	1,012.90	0.60	3.01
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.64	0.85	4.29
Class I	1,000.00	1,021.90	0.60	3.03
Disciplined Equity Style Fund**
Actual
Class A	$1,000.00	$1,122.40	1.60%	$4.74
Class C	1,000.00	1,119.10	2.35	6.96
Class I	1,000.00	1,122.50	1.35	4.00
Hypothetical (5% return before expenses since inception)
Class A	1,000.00	1,009.47	1.60	4.50
Class C	1,000.00	1,007.36	2.35	6.61
Class I	1,000.00	1,010.17	1.35	3.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.85	1.60%	$8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
Disciplined Select Bond Fund**
Actual
Class A	$1,000.00	$998.98	1.40%	$3.91
Class C	1,000.00	996.18	2.15	6.00
Class I	1,000.00	999.28	1.15	3.21
Hypothetical (5% return before expenses since inception)
Class A	1,000.00	1,010.03	1.40	3.94
Class C	1,000.00	1,007.92	2.15	6.05
Class I	1,000.00	1,010.74	1.15	3.24
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.86	1.40%	$7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.13	1.15	5.81
Disciplined Select Country Fund**
Actual
Class A	$1,000.00	$1,047.00	1.70%	$4.86
Class C	1,000.00	1,045.00	2.45	7.00
Class I	1,000.00	1,048.00	1.45	4.15
Hypothetical (5% return before expenses since inception)
Class A	1,000.00	1,009.19	1.70	4.78
Class C	1,000.00	1,007.08	2.45	6.89
Class I	1,000.00	1,009.89	1.45	4.08
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.35	1.70%	$8.58
Class C	1,000.00	1,012.56	2.45	12.37
Class I	1,000.00	1,017.61	1.45	7.32

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2012 to March 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Herzfeld Fund
Actual
Class A	$1,000.00	$1,068.90	1.60%	$8.25
Class C	1,000.00	1,064.90	2.35	12.10
Class I	1,000.00	1,071.00	1.35	6.97
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82
High Yield Fund
Actual
Class A	$1,000.00	$1,062.30	1.15%	$5.91
Class B	1,000.00	1,057.10	1.90	9.74
Class C	1,000.00	1,056.50	1.90	9.74
Class I	1,000.00	1,063.70	0.90	4.63
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.12	1.15	5.81
Class B	1,000.00	1,015.34	1.90	9.59
Class C	1,000.00	1,015.34	1.90	9.59
Class I	1,000.00	1,020.39	0.90	4.54
Multi-Sector Intermediate Bond Fund
Actual
Class A	$1,000.00	$1,042.10	1.09%	$5.55
Class B	1,000.00	1,038.40	1.84	9.35
Class C	1,000.00	1,038.80	1.84	9.35
Class I	1,000.00	1,043.40	0.84	4.28
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.43	1.09	5.50
Class B	1,000.00	1,015.64	1.84	9.29
Class C	1,000.00	1,015.64	1.84	9.29
Class I	1,000.00	1,020.69	0.84	4.24
Senior Floating Rate Fund
Actual
Class A	$1,000.00	$1,038.90	1.24%	$6.30
Class C	1,000.00	1,035.00	1.99	10.10
Class I	1,000.00	1,040.30	0.99	5.04
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.67	1.24	6.26
Class C	1,000.00	1,014.88	1.99	10.05
Class I	1,000.00	1,019.93	0.99	5.00

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Wealth Masters Fund
Actual
Class A	$1,000.00	$1,131.30	1.45%	$7.70
Class C	1,000.00	1,127.80	2.20	11.67
Class I	1,000.00	1,132.10	1.20	6.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.56	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06

*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	December 20, 2012 is the date the Fund started accruing expenses. Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (102) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

MARCH 31, 2013 (Unaudited)

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

Hybrid Fund

A mutual fund that invests in both stocks and bonds. The ratio of stocks and bonds can vary proportionally over time or remained fixed.

iShares®

Represents shares of an open-end exchange-traded fund.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind Security)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (NYSE).

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2013 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Bond Fund

Corporate Bonds and Notes	50%
Mortgage-Backed Securities	25
Loan Agreements	9
Foreign Government Securities	7
Asset-Backed Securities	5
Municipal Securities	1
Other (includes short-term investments)	3

100%

CA Tax-Exempt Bond Fund

General Obligation	19%
General Revenue	19
Pre-Refunded	17
Water & Sewer Revenue	10
Transportation Revenue	9
Higher Education Revenue	7
Medical Revenue	6
Other (includes short-term investments)	13

100%

Disciplined Equity Style Fund

Exchange-Traded Funds	99%
Other (includes short-term investments)	1

Total	100%

Disciplined Select Bond Fund

Exchange-Traded Treasury Funds	50%
Exchange-Traded Investment Grade Funds	37
Exchange-Traded High-Yield Funds	12
Other (includes short-term investments)	1

Total	100%

Disciplined Select Country Fund

Exchange-Traded Funds European Indexes	61%
Exchange-Traded Funds Asian Indexes	38
Other (includes short-term investments)	1

Total	100%

Herzfeld Fund

Fixed Income Funds	22%
Equity Funds	22
Hybrid Funds	2
International Equity Funds	20
International Fixed Income Funds	5
Convertible Funds	5
Municipal Bonds	3
Other (includes short-term investments)	21

100%

Virtus High Yield Fund

Corporate Bonds and Notes	81%
Loan Agreements	11
Foreign Government Securities	3
Mortgage-Backed Securities	2
Preferred Stock	1
Other (includes short-term investments)	2

Total	100%

Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes	58%
Loan Agreements	15
Foreign Government Securities	12
Mortgage-Backed Securities	9
Asset-Backed Securities	4
Other (includes short-term investments)	2

100%

Virtus Senior Floating Rate Fund

Loan Agreements	76%
Corporate Bonds and Notes	9
Other (includes short-term investments)	15

Total	100%

Wealth Masters Fund

Consumer Discretionary	36%
Financials	17
Information Technology	17
Industrials	9
Consumer Staples	6
Energy	5
Materials	5
Other (includes short-term investments)	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.3%

Georgia—0.2%
Rockdale County Water & Sewerage Authority 3.060%, 7/1/24	$255		$258

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	65		67

Rhode Island—1.0%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000		1,009
TOTAL MUNICIPAL BONDS (Identified Cost $1,324)			1,334

FOREIGN GOVERNMENT SECURITIES—6.9%
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(4)	245		287
Commonwealth of Australia Series 118, 6.500%, 5/15/13	255	AUD	267
New South Wales Treasury Corp. 5.500%, 3/1/17	240	AUD	270
Commonwealth of Canada 2.000%, 3/1/14	270	CAD	268
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	330	NZD	277
Series 415, 6.000%, 4/15/15	120	NZD	107
Federative Republic of Brazil 8.500%, 1/5/24	475	BRL	250
Hellenic Republic 2.000%, 2/24/27(2)	185	EUR	95
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	270		276
Kingdom of Norway Series 470, 6.500%, 5/15/13	2,190	NOK	377
Treasury Bill, 0.000%, 12/18/13	1,150	NOK	195
Mongolia 144A 5.125%, 12/5/22(3)	200		187
Republic of Colombia 4.375%, 3/21/23	490,000	COP	277
Republic of Croatia 144A 6.375%, 3/24/21(3)	280		301
Republic of Indonesia 5.625%, 5/15/23	1,478,000	IDR	151
Republic of Peru 144A 7.840%, 8/12/20(4)	575	PEN	280
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	168

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Portugal 4.950%, 10/25/23	$130	EUR	$149
Republic of Slovenia 144A 5.500%, 10/26/22(3)	270		258
Republic of Turkey Series 5YR 9.000%, 3/8/17	870	TRY	523
Republic of Uruguay 4.375%, 12/15/28	4,907	UYU(13)	325
Russian Federation 144A 7.850%, 3/10/18(3)	15,000	RUB	515
Series 6207 8.150%, 2/3/27	10,050	RUB	349
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	587
4.750%, 3/8/44	515		534
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $7,273)			7,273

MORTGAGE-BACKED SECURITIES—24.9%

Agency—10.4%
FHLMC
7.500%, 4/1/14	2		3
7.000%, 4/1/16	8		8
6.500%, 4/1/31	1,362		1,561
7.000%, 1/1/33	106		124
5.000%, 12/1/35	64		72
FNMA
7.000%, 5/1/14	2		2
6.000%, 10/1/14	41		42
6.500%, 6/1/16	44		47
6.000%, 7/1/17	26		28
5.500%, 9/1/17	57		61
5.000%, 4/1/20	172		186
5.000%, 8/1/21	44		47
6.000%, 5/1/29	70		78
6.500%, 5/1/30	3		3
7.500%, 3/1/31	52		64
7.000%, 7/1/31	48		57
7.000%, 9/1/31	63		73
6.500%, 3/1/32	55		65
5.500%, 4/1/36	191		212
5.500%, 9/1/36	433		474
6.500%, 5/1/37	704		785
6.000%, 9/1/37	32		36
6.000%, 1/1/38	71		79
6.000%, 2/1/38	69		77
6.000%, 3/1/38	407		453
6.000%, 7/1/38	1,112		1,220
6.000%, 8/1/38	67		74
6.000%, 8/1/38	184		205
6.000%, 8/1/38	356		390
6.000%, 8/1/38	873		975
5.000%, 6/1/39	1,337		1,488
5.000%, 9/1/39	322		353
5.500%, 9/1/39	797		873
4.500%, 9/1/40	447		501
GNMA
8.500%, 11/15/22	—	(11)	—	(11)
6.500%, 9/15/28	58		68

	PAR VALUE	VALUE
Agency—continued
7.500%, 9/15/29	$99	$115

		10,899

Non-Agency—14.5%
American General Mortgage Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(2)(3)	173	178
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.114%, 7/10/43(2)	440	470
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	275	289
Bank of America Funding Corp. 04-B, 2A1 5.468%, 11/20/34(2)	197	197
Bayview Commercial Asset Trust 08-1, A2A 144A 1.204%, 1/25/38(2)(3)	291	288
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	500	516
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	235	264
07-T28, A3 5.793%, 9/11/42	1,060	1,090
Citigroup—Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.368%, 1/15/46(2)	1,335	1,401
Countrywide Home Loan Mortgage Pass-Through- Trust 04-6, 1A2 2.983%, 5/25/34(2)	512	505
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(3)	270	273
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.787%, 8/10/45(2)	950	1,087
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	25	28
JPMorgan Chase Commercial Mortgage Securities Corp. 10-CNTR, A1 144A 3.300%, 8/5/32(3)	441	471
06-LDP7, AM 5.871%, 4/15/45(2)	475	538
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.654%, 9/25/34(2)	428	437

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Morgan Stanley Capital I Trust
07-T27, A4 5.651%, 6/11/42(2)	$565	$661
05-IQ10, A4B 5.284%, 9/15/42(2)	855	942
08-T29, A4 6.275%, 1/11/43(2)	650	785
07-IQ14, AM 5.663%, 4/15/49(2)	190	200
07-IQ14, A4 5.692%, 4/15/49(2)	300	343
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(3)	270	270
Reperforming Loan REMIC Trust 03-R4, 2A 144A 6.500%, 1/25/34(2)(3)	239	248
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	182	183
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(2)(3)	497	498
Structured Adjustable Rate Mortgage Loan Trust 04-18, 1A2 2.730%, 12/25/34(2)	311	279
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-14, 3A1 5.493%, 5/25/33(2)	404	413
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	715	809
07-C33, A4 5.926%, 2/15/51(2)	950	1,089
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	413	437

		15,189
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,136)		26,088

ASSET-BACKED SECURITIES—5.1%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	500	514
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A 144A 3.410%, 11/20/17(3)	535	571
12-3A, A 144A 2.100%, 3/20/19(3)	375	383

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	$504	$510
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35	280	274
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	158	167
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	305	308
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	148	154
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	526
12-3, C 3.010%, 4/16/18	545	566
13-1, D 2.270%, 1/15/19	215	215
Sierra Timeshare Receivables Funding, LLC 12-3A, A 144A 1.870%, 8/20/29(3)	437	439
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	228	232
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	215	215
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	287	290
TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,311)		5,364

CORPORATE BONDS AND NOTES—50.4%

Consumer Discretionary—4.0%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	220	227
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	215	226
Boyd Gaming Corp. 144A 9.000%, 7/1/20(3)	200	209
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	215	231
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	210	238
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(3)	90	87
HD Supply, Inc. 10.500%, 1/15/21	110	115

	PAR VALUE	VALUE
Consumer Discretionary—continued
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(3)	$210	$211
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	130	138
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	281
MGM Resorts International 144A 6.750%, 10/1/20(3)	215	228
QVC, Inc. 144A 4.375%, 3/15/23(3)	265	268
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	236
Station Casinos LLC 144A 7.500%, 3/1/21(3)	230	238
Time Warner Cable, Inc.
5.000%, 2/1/20	390	444
4.000%, 9/1/21	265	283
TRW Automotive, Inc. 144A 4.500%, 3/1/21(3)	70	71
United Artists Theatre Circuit, Inc. Series 95-BD,1 9.300%, 7/1/15(5)(6)	12	12
WMG Acquisition Corp. 144A 6.000%, 1/15/21(3)	165	174
Wyndham Worldwide Corp. 3.900%, 3/1/23	260	261

		4,178

Consumer Staples—1.7%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	570	544
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	145	152
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(3)	248	322
Flowers Foods, Inc. 4.375%, 4/1/22	275	280
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	205	206
Reynolds American, Inc. 3.250%, 11/1/22	295	292

		1,796

Energy—5.7%
Breitburn Energy Partners LP (Breitburn Finance Corp.) 7.875%, 4/15/22	175	188
Chesapeake Energy Corp. 5.375%, 6/15/21	215	216

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—continued
Compagnie Generale de Geophysique—Veritas 6.500%, 6/1/21	$200		$211
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	505		666
Energy Transfer Partners LP 5.200%, 2/1/22	285		320
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(3)	280		298
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	120		128
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(3)(9)	430		430
Halcon Resources Corp. 144A 8.875%, 5/15/21(3)	115		125
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	560		440
Petrobras International Finance Co. 5.375%, 1/27/21	515		556
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	310		302
Petroleos Mexicanos 3.500%, 1/30/23(3)	355		354
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(6)	22		22
Phillips 66
4.300%, 4/1/22	515		566
5.875%, 5/1/42	340		400
Rowan Cos., Inc. 4.875%, 6/1/22	255		277
Weatherford International Ltd. 4.500%, 4/15/22	310		320
Williams Cos., Inc. (The) 3.700%, 1/15/23	200		199

			6,018

Financials—23.6%
Air Lease Corp. 4.750%, 3/1/20	215		220
Aircastle Ltd.
6.250%, 12/1/19	225		247
7.625%, 4/15/20	200		232
Akbank TAS
144A 3.875%, 10/24/17(3)	350		357
144A 7.500%, 2/5/18(3)	375	TRY	204
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(4)(9)	250		283
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	240		282
AvalonBay Communities, Inc. 2.950%, 9/15/22	325		320

	PAR VALUE		VALUE
Financials—continued
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(3)	$265		$266
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275		272
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	415	BRL	207
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450		454
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	300		339
Bancolombia SA 5.125%, 9/11/22	260		261
Bank of America Corp.
5.750%, 8/15/16	250		279
5.625%, 7/1/20	235		274
Bank of India 144A 3.625%, 9/21/18(3)	265		266
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250		279
Capital One Financial Corp. 6.150%, 9/1/16	455		523
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	270		277
Chubb Corp. (The) 6.375%, 3/29/67(2)	250		275
Citigroup, Inc. 4.050%, 7/30/22	540		558
Developers Diversified Realty Corp. 7.875%, 9/1/20	540		688
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	290		281
Digital Realty Trust LP 5.250%, 3/15/21	625		693
ESAL GmbH 144A 6.250%, 2/5/23(3)	200		202
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235		267
General Electric Capital Corp. 4.650%, 10/17/21	95		106
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	220		230
GFI Group, Inc. 9.625%, 7/19/18	220		208
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	360		425
5.750%, 1/24/22	500		582
HCP, Inc. 2.625%, 2/1/20	300		302
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(3)	265		276
6.625%, 4/15/20	65		66
144A 6.625%, 4/15/20(3)	200		202

	PAR VALUE	VALUE
Financials—continued
Highwoods Realty LP 3.625%, 1/15/23	$270	$267
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(7)(8)	310	331
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(3)	175	186
International Lease Finance Corp.
3.875%, 4/15/18	105	105
6.250%, 5/15/19	240	264
Intesa San Paolo SpA 3.125%, 1/15/16	215	210
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(3)	295	300
Jefferies Group LLC 5.125%, 1/20/23	65	69
JPMorgan Chase & Co.
6.125%, 6/27/17	320	376
4.400%, 7/22/20	425	471
3.250%, 9/23/22	735	734
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	252
Kazkommertsbank JSC RegS 8.000%, 11/3/15(4)	115	115
KeyCorp 5.100%, 3/24/21	405	472
Korea Finance Corp. 4.625%, 11/16/21	200	225
Legg Mason, Inc. 5.500%, 5/21/19	240	261
Lincoln National Corp. 4.200%, 3/15/22	530	576
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	233
Morgan Stanley
5.550%, 4/27/17	330	373
5.500%, 7/28/21	200	229
6.375%, 7/24/42	435	523
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	271
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(9)	285	283
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(9)	265	264
PKO Finance AB 144A 4.630%, 9/26/22(3)(9)	255	264
Post Apartment Homes LP 3.375%, 12/1/22	200	202
Prudential Financial, Inc.
5.875%, 9/15/42(2)(8)	190	202
5.200%, 3/15/44(2)	770	773

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	$220	$233
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	220	233
Santander Holdings USA, Inc. 3.000%, 9/24/15	200	205
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3)(9)	200	213
144A 5.125%, 10/29/22(3)(9)	320	320
SLM Corp. 7.250%, 1/25/22	200	224
Sumitomo Mitsui Banking Corp. 3.000%, 1/18/23	275	275
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(9)	210	207
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	305	318
Turkiye Is Bankasi 144A 3.875%, 11/7/17(3)	335	340
UBS AG 7.625%, 8/17/22	500	559
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	165	180
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	249
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(9)	500	535
Wells Fargo & Co. 3.450%, 2/13/23	310	312
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	270	267

		24,721

Health Care—1.5%
Boston Scientific Corp. 6.000%, 1/15/20	305	357
Cardinal Health, Inc. 3.200%, 3/15/23	130	130
HCA, Inc. 6.500%, 2/15/20	330	373
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	110	116
Mylan, Inc. 144A 3.125%, 1/15/23(3)	325	320
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(3)	30	30
VPI Escrow Corp. 144A 6.375%, 10/15/20(3)	210	222

		1,548

	PAR VALUE	VALUE
Industrials—5.4%
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	$265	$296
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(3)	210	214
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	210	212
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	215	224
Carpenter Technology Corp. 4.450%, 3/1/23	250	257
CHC Helicopter SA 9.250%, 10/15/20	160	171
Continental Airlines Pass-Through-Trust 97-4, A 6.900%, 1/2/18	270	293
99-1, A 6.545%, 2/2/19	414	457
00-1, A-1 8.048%, 11/1/20	468	543
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4. 750%, 5/7/20	345	373
NCL Corp. Ltd. 144A 5.000%, 2/15/18(3)	20	20
Norfolk Southern Corp. 144A 2.903%, 2/15/23(3)	275	276
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	371	393
Rexel SA 144A 5.250%, 6/15/20(3)	210	214
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	222
ServiceMaster Co. 144A 7.000%, 8/15/20(3)	220	229
Spirit Aerosystems, Inc. 6.750%, 12/15/20	205	220
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(3)	305	310
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23	472	541
Zoetis, Inc. 144A 3.250%, 2/1/23(3)	155	157

		5,622

Information Technology—1.6%
Ceridian Corp. 144A 11.000%, 3/15/21(3)	5	5
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	275

	PAR VALUE	VALUE
Information Technology—continued
EarthLink, Inc. 8.875%, 5/15/19	$165	$167
First Data Corp. 11.250%, 3/31/16	150	152
144A 6.750%, 11/1/20(3)	275	288
144A 11.250%, 1/15/21(3)	225	235
Igloo Holdings Corp. PIK Interest Capitalization 144A 8.250%, 12/15/17(3)	45	46
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(3)	45	47
Xerox Corp. 4.500%, 5/15/21	425	455

		1,670

Materials—3.4%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	385	399
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(3)	160	181
Cemex SAB de CV 144A 5.875%, 3/25/19(3)	265	268
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	99
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(9)	275	281
Ineos Finance plc 144A 8.375%, 2/15/19(3)	200	222
NewMarket Corp. 144A 4.100%, 12/15/22(3)	288	293
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	305	314
PTT Global Chemical plc RegS 4.250%, 9/19/22(4)	225	235
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	60	66
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	210	213
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	160	156
United States Steel Corp. 6.875%, 4/1/21	265	274
Vale Overseas Ltd. 4.375%, 1/11/22	330	339
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	215	254

		3,594

Telecommunication Services—2.7%
AT&T, Inc. 3.875%, 8/15/21	425	460

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
CenturyLink, Inc. Series S, 6.450%, 6/15/21	$245	$260
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	219
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	600	691
Frontier Communications Corp. 7.125%, 1/15/23	220	224
GCI, Inc. 8.625%, 11/15/19	200	212
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)	210	208
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(3)	160	168
Windstream Corp. 7.750%, 10/15/20	330	360

		2,802

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	272
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(4)	200	213
Dominion Resources, Inc. 8.875%, 1/15/19	100	136
Electricite de France SA 144A 5.250%(2)(3)(7)(8)	280	278

		899
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $51,146)		52,848

CONVERTIBLE BONDS—0.6%
General Electric Capital Corp. Series A 7.125%(2)(7)	590	687
TOTAL CONVERTIBLE BONDS
(Identified Cost $590)		687

LOAN AGREEMENTS(2)—8.6%

Consumer Discretionary—1.4%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.454%, 1/28/18	192	178
Clear Channel Communications, Inc. Tranche B, 3.854%, 1/29/16	120	107
EB Sports Corp. 11.500%, 12/31/15	170	170
Federal-Mogul Corp.
Tranche B, 2.138%, 12/29/14	150	140
Tranche C, 2.138%, 12/28/15	78	73

	PAR VALUE	VALUE
Consumer Discretionary—continued
Hostess Brands Acquisition LLC 0.000%, 3/21/20(10)	$178	$182
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	37	37
Leslie’s Poolmart, Inc. Tranche B 4.630%, 10/16/19	159	162
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	216	222
Tribune Co. Tranche B, 4.000%, 12/31/19	72	73
Zuffa LLC 5.750%, 2/25/20	140	142

		1,486

Consumer Staples—0.5%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	210	218
Crossmark Holdings, Inc. First Lien, 4.500%, 12/20/19	129	129
Rite Aid Corp. Tranche 1, Second Lien 5.750%, 8/21/20	14	15
Supervalu, Inc. 0.000%, 3/21/19(10)	124	126

		488

Energy—0.4%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	220	209
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	179	180

		389

Financials—0.6%
iStar Financial, Inc. 4.500%, 10/15/17	199	201
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	215	219
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	232	237

		657

Health Care—0.7%
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	69	70
Second Lien, 11.000%, 1/2/19	79	81

	PAR VALUE	VALUE
Health Care—continued
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	$69	$70
INC Research LLC 6.000%, 7/12/18	79	80
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	110	109
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	51	51
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	209	212
United Surgical Partners International, Inc. Tranche B, 7.000%, 4/3/19	80	81

		754

Industrials—1.8%
Alliance Laundry Systems LLC First Lien, 4.500%, 12/10/18	318	321
Second Lien, 9.500%, 12/10/19	25	25
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	31	31
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	79	80
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	128	130
Second Lien, 11.000%, 10/23/19	105	105
Ceridian Corp. Extended, 5.953%, 5/9/17	215	219
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	52	53
Commercial Barge Line Co. Tranche B, 7.500%, 9/22/19	265	266
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	215	216
McJunkin Red Man Corp. 6.250%, 11/8/19	156	159
Navistar, Inc. Tranche B, 7.000%, 8/17/17	214	217
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	97	98

		1,920

Information Technology—1.7%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	16	16
7.250%, 1/30/19	226	230

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Blue Coat Systems, Inc. 5.750%, 2/15/18	$274	$277
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(10)	91	92
Eze Castle Software, Inc. 0.000%, 3/31/19(10)	16	16
Go Daddy Operating Co. LLC 9.500%, 10/31/14	160	163
Tranche B-1 0.000%, 12/17/18(10)	234	236
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	164	163
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	159	161
Tranche B-3 6.500%, 8/7/17	43	44
Riverbed Technology, Inc. 4.000%, 12/18/19	62	63
RP Crown Parent LLC First Lien 6.750%, 12/21/18	53	54
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 8.000%, 12/7/18	111	113
Spansion LLC 0.000%, 12/13/18(10)	68	69
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	110	111

		1,808

Materials—1.3%
Ameriforge Group, Inc.
First Lien, 6.000%, 12/19/19	50	51
Second Lien, 9.750%, 12/21/20	40	41
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	214	218
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 4.750%, 2/1/20	30	30
Fortescue Metals Group Ltd. 5.250%, 10/18/17	284	288
Houghton International, Inc. Holding Corp.
First Lien, 5.000%, 12/20/19	219	223
Second Lien, 9.500%, 12/21/20	110	112
Kronos, Inc.
First Lien, 4.500%, 10/30/19	39	40
Second Lien, 9.750%, 4/30/20	110	115

	PAR VALUE	VALUE
Materials—continued
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	$154	$156
Tronox, Inc. 0.000%, 3/19/20(10)	57	58

		1,332

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. 6.000%, 2/22/19	161	164
TOTAL LOAN AGREEMENTS (Identified Cost $8,874)		8,998

	SHARES
PREFERRED STOCK—1.2%

Financials—1.2%
Citigroup Capital XIII 7.875%,	16,200	464
JPMorgan Chase & Co.(2)	280,000	322
Wells Fargo & Co. Series K, 7.98%(2)	230,000	264
Zions Bancorp, Series C, ADR 9.500%	10,190	264
TOTAL PREFERRED STOCK (Identified Cost $1,219)		1,314
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified cost $100,873)		103,906	(12)

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	1,103,154	1,103
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,103)		1,103
TOTAL INVESTMENTS—100.1%
(Identified Cost $101,976)		105,009	(1)
Other assets and liabilities, net—(0.1)%		(100)

NET ASSETS—100.0%		$104,909

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REMIC	Real Estate Mortgage Investment Conduit

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Rubble
TRY	Turkish Lira
UYU	Uruguayan Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $30,017 or 28.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(11)	Amounts are less than 500 (not reported in 000s).
(12)	A portion of the Fund’s assets have been segregated for delay delivery settlements.
(13)	Principal is adjusted according to local inflation index.

Country Weightings†
United States	74%
Luxembourg	3
Australia	2
Brazil	2
Mexico	2
Turkey	2
Russia	1
Other	14
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,364	$—	$5,364	$—
Convertible Bonds	687	—	687	—
Corporate Bonds and Notes	52,848	—	52,836	12
Foreign Government Securities	7,273	—	7,273	—
Loan Agreements	8,998	—	8,998	—
Mortgage-Backed Securities	26,088	—	26,088	—
Municipal Bonds	1,334	—	1,334	—
Equity Securities:
Preferred Stock	1,314	264	1,050	—
Short-Term Investments	1,103	1,103	—	—

Total Investments	$105,009	$1,367	$103,630	$12

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2012:	$14
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2013	$12	(d)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—96.4%

Development Revenue—6.2%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$339
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	501
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	504
Santa Clara Redevelopment Agency, (NATL Insured) 5.000%, 6/1/22	1,000	1,005

		3,350

General Obligation—18.4%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	168
Contra Costa Community College District, 4.000%, 8/1/28	200	212
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/13	500	508
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	573
Series A-1 (NATL Insured) 4.500%, 1/1/28	750	811
Norwalk—La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	569
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	603
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	647
Riverside Unified School District, Series C (Assured Guarranty insured) 5.000%, 8/1/32	375	425
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	500	573
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	289
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	1,000	568
Sequoia Union High School District, 4.000%, 7/1/26	250	271

	PAR VALUE	VALUE
General Obligation—continued
State of California,
5.500%, 3/1/26	$500	$583
5.000%, 6/1/32	675	739
5.000%, 9/1/32	300	336
5.000%, 11/1/32	250	276
(AMBAC-BHAC Insured) 4.500%, 10/1/36	300	316
4.500%, 10/1/36	500	527
5.000%, 12/1/37	275	300
6.000%, 4/1/38	250	296
5.000%, 2/1/43	250	275

		9,865

General Revenue—18.4%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,799
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	1,000	1,033
Golden State Tobacco Securitization Corp., Series A-1 5.125%, 6/1/47	1,250	1,100
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	235	266
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,183
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	402
5.000%, 10/1/37	750	820
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	535	523
State of California Public Works Board, Department of Health Services, Series B (XLCA Insured) 5.000%, 11/1/17	460	510
L Judicial Council Projects-Series A 5.000%, 3/1/29	115	128
Department of General Services, Series A 6.125%, 4/1/29	500	608
Various Capital Projects, Series G-1 5.750%, 10/1/30	550	644
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	542
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	293

		9,851

	PAR VALUE	VALUE
Higher Education Revenue—6.3%
California Educational Facilities Authority, Univesity of Southern California, Series A 5.000%, 10/1/23	$250	$316
Pomona Colllege, Series A 5.000%, 7/1/45	500	536
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	722
University of California,
Series D (NATL, FGIC Insured) 5.000%, 5/15/28	710	787
Series G (NATL, FGIC Insured) 4.750%, 5/15/35	525	533
Series B 4.750%, 5/15/38	500	506

		3,400

Medical Revenue—6.3%
California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series A 5.000%, 11/15/13	125	129
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	532
Providence Health & Services, Series C 6.500%, 10/1/38	295	352
Kaiser Permanente, Series A 5.250%, 4/1/39	500	543
California Statewide Communities Development Authority, Kaiser Permanente, Series B 5.000%, 3/1/41	525	559
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	563
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	156
University of California, Regents Medical, Series A 4.750%, 5/15/31	500	530

		3,364

Natural Gas Revenue—1.9%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	845
Series A 5.000%, 2/15/27	170	195

		1,040

Power Revenue—4.2%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	329
Northern California Power Agency, 5.000%, 7/1/32	200	226
Sacramento Municipal Utilities District, Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	538
5.000%, 8/15/26	500	587

See Notes to Financial Statements

VIRTUS CA TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Power Revenue—continued
Southern California Public Power Authority, Series 1, 5.000%, 7/1/28	$500	$581

		2,261

Pre-Refunded—16.5%
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	7
California Infrastructure & Economic Development Bank, (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	997
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)	550	593
Grossmont-Cuyamaca Community College District, Election of 2002 Series A (Pre-refunded 8/1/13 @100) (NATL Insured) 5.000%, 8/1/13	210	213
Los Angeles Harbor Department, 7.600%, 10/1/18(3)	595	713
Metropolitan Water District of Southern California, Series B-1 (Pre-refunded 10/1/13 @100) (NATL, FGIC Insured) 5.000%, 10/1/36	140	143
Northern California Power Agency, Series A (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	267
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,767
Stockton Housing Facility, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	175	176

		8,876

Transportation Revenue—8.3%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	565
Series F-1 5.125%, 4/1/39	580	653
City of Long Beach Airport, Series A 5.000%, 6/1/30	200	218
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	260	309
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	500	552
Los Angeles International Airport, Series A 5.000%, 5/15/40	510	568

	PAR VALUE	VALUE
Transportation Revenue—continued
San Diego County Regional Airport Authority, Series A 5.000%, 7/1/23	$200	$247
Series B 5.000%, 7/1/40	500	544
Series A 5.000%, 7/1/40	250	272
San Francisco Municipal Transporation Agency, 5.000%, 3/1/42	500	545

		4,473

Water & Sewer Revenue—9.9%
Alameda County Water District Financing Authority, 3.500%, 6/1/41	565	534
California State Department of Water Resources, 5.000%, 12/1/28	35	41
City of Manteca Water Revenue Refinance, 5.000%, 7/1/27	330	388
City of San Francisco Public Utilities Commission Water Revenue, 4.000%, 11/1/32	250	264
Series A 4.500%, 11/1/35	225	242
City of Santa Rosa Wastewater Revenue, Series A 5.000%, 9/1/33	500	566
Delta Diablo Sanitation District, Certificates of Participation (NATL Insured) 0.000%, 12/1/16	1,070	995
East Bay Municipal Utility District, (NATL Insured) 5.000%, 6/1/35	500	537
Orange County Sanitation District, Series A 3.000%, 2/1/31	750	750
Sacramento Suburban Water District, 5.000%, 11/1/25	250	298
Santa Margarita-Dana Point Authority, 5.125%, 8/1/38	600	669

		5,284
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(Identified Cost $47,701)		51,764
TOTAL LONG TERM INVESTMENTS—96.4%
(Identified cost $47,701)		51,764
TOTAL INVESTMENTS—96.4% (Identified Cost $47,701)		51,764	(1)
Other assets and liabilities, net—3.6%		1,907

NET ASSETS—100.0%		$53,671

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAMTG	California Mortgage Guarantee Program
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Assurance

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	At March 31, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2013, 54.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 15.1%, and GNMA 12.6%.
(3)	Escrowed to maturity.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$51,764	$51,764

Total Investments	$51,764	$51,764

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS DISCIPLINED EQUITY STYLE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.7%
iShares Russell 1000® Growth Index Fund	5,530	$394
iShares Russell 2000® Growth Index Fund	3,710	400
iShares Russell Midcap® Growth Index Fund	5,660	396
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $1,126)		1,190
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified cost $1,126)		1,190

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	7,000	7
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7)		7
TOTAL INVESTMENTS—100.3%
(Identified Cost $1,133)		1,197	(1)
Other assets and liabilities, net—(0.3)%		(4)

NET ASSETS—100.0%		$1,193

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,190	$1,190
Short-Term Investments	7	7

Total Investments	$1,197	$1,197

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS DISCIPLINED SELECT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—100.2%
iShares Barclays 7-10 Year Treasury Bond Fund	1,640	$176
iShares iBoxx $ High Yield Corporate Bond Fund	1,410	133
iShares iBoxx Investment Grade Corporate Bond Fund	3,270	392
iShares Lehman 1-3 Year Treasury Bond Fund	2,080	176
iShares Lehman 20+Year Treasury Bond Fund	1,480	174
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,052)		1,051
TOTAL LONG TERM INVESTMENTS—100.2%
(Identified cost $1,052)		1,051

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	3,502	4
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4)		4
TOTAL INVESTMENTS—100.6%
(Identified Cost $1,056)		1,055	(1)
Other assets and liabilities, net—(0.6)%		(6)

NET ASSETS—100.0%		$1,049

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,051	$1,051
Short-Term Investments	4	4

Total Investments	$1,055	$1,055

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS DISCIPLINED SELECT COUNTRY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.5%
iShares MSCI Australia Index Fund	3,740	$101
iShares MSCI France Index Fund	4,260	99
iShares MSCI Germany Index Fund	3,700	91
iShares MSCI Hong Kong Index Fund	1,710	34
iShares MSCI Italy Index Fund	1,940	23
iShares MSCI Japan Index Fund	24,010	259
iShares MSCI Netherlands Investable Market Index Fund	1,490	31
iShares MSCI Singapore Index Fund	1,490	21
iShares MSCI Spain Index Fund	1,030	29
iShares MSCI Sweden Index Fund	1,100	36
iShares MSCI Switzerland Index Fund	3,390	99
iShares MSCI United Kingdom Index Fund	14,760	270
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,040)		1,093
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified cost $1,040)		1,093

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	12,467	12
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12)		12
TOTAL INVESTMENTS—100.6%
(Identified Cost $1,052)		1,105	(1)
Other assets and liabilities, net—(0.6)%		(6)

NET ASSETS—100.0%		$1,099

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,093	$1,093
Short-Term Investments	12	12

Total Investments	$1,105	$1,105

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS HERZFELD FUND
SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED-END FUNDS—84.7%

Convertible Funds—5.4%
AllianzGI Equity & Convertible Income Fund	6,000	$108
Putnam High Income Securities Fund	13,503	111

		219

Equity Funds—24.5%
Adams Express Co.	12,649	148
Advent Claymore Enhanced Growth & Income Fund	1,708	17
Alpine Total Dynamic Dividend Fund	46,577	191
ASA Gold and Precious Metals Ltd.	3,000	58
BlackRock Enhanced Equity Dividend Trust	8,000	63
Central Securities Corp.	3,736	78
Cohen & Steers Infrastructure Fund, Inc.	4,000	83
Cohen & Steers REIT and Preferred Income Fund, Inc.	2,000	38
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,500	27
Eaton Vance Tax-Managed Diversified Equity Income Fund	2,500	25
General American Investors Co., Inc.	1,069	33
Liberty All Star Equity Fund	5,062	26
Nuveen Real Asset Income and Growth Fund	1,633	33
Petroleum & Resources Corp.	4,054	105
Source Capital, Inc.	500	29
Tri-Continental Corp.	2,500	44

		998

Fixed Income Funds—24.1%
AllianceBernstein Income Fund	7,000	57
American Select Portfolio	15,396	164
BlackRock Build America Bond Trust	2,000	45
BlackRock Credit Allocation Income Trust IV	1,131	16
Brookfield Total Return Fund, Inc.	2,000	50
First Trust Mortgage Income Fund	9,400	155
Guggenheim Build America Bonds Managed Duration Trust	6,099	138
Montgomery Street Income Securities, Inc.	2,300	40
NexPoint Credit Strategies Fund	5,000	39
Nuveen Build America Bond Opportunity Fund	3,800	84
Putnam Master Intermediate Income Trust	4,600	24
Putnam Premier Income Trust	19,000	105
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	66

		983

	SHARES	VALUE
Hybrid Fund—1.8%
Calamos Global Dynamic Income Fund	8,000	$72

International Equity Funds—19.8%
Alpine Global Dynamic Dividend Fund	41,000	197
BlackRock International Growth and Income Trust	14,000	107
Clough Global Equity Fund	2,500	37
Clough Global Opportunities Fund	1,000	13
Delaware Enhanced Global Dividend and Income Fund	5,000	61
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	400	4
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,700	44
Korea Fund, Inc. (The)	2,800	109
Morgan Stanley Asia Pacific Fund, Inc.	2,324	37
Singapore Fund, Inc. (The)	3,600	51
Templeton Dragon Fund, Inc.	3,400	95
Thai Fund, Inc. (The)	2,222	53

		808

International Fixed Income Funds—5.4%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,329	172
Nuveen Diversified Currency Opportunities Fund	3,850	50

		222

Municipal Bond Funds—3.7%
Nuveen Dividend Advantage Municipal Fund 3	5,000	75
Nuveen Dividend Advantage Municipal Income Fund	5,000	74

		149
TOTAL CLOSED-END FUNDS (Identified Cost $3,360)		3,451
TOTAL LONG TERM INVESTMENTS—84.7%
(Identified Cost $3,360)		3,451

SHORT-TERM INVESTMENTS—23.4%

Money Market Mutual Funds—23.4%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.090%)	954,901	955
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $955)		955
TOTAL INVESTMENTS—108.1%
(Identified Cost $4,315)		4,406	(1)
Other assets and liabilities, net—(8.1)%		(329)

NET ASSETS—100.0%		$4,077

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$3,451	$3,451
Short-Term Investments	955	955

Total Investments	$4,406	$4,406

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—2.7%
Argentine Republic Provincia de Neuquen 144A 7.875%, 4/26/21(3)	$235		$200
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(4)	250		293
Mongolia 144A 5.125%, 12/5/22(3)	325		305
Republic of Slovenia 144A 5.500%, 10/26/22(3)	265		254
Republic of Turkey 9.000%, 3/5/14	625	TRY	354
Series 5YR 9.000%, 3/8/17	450	TRY	270
Republic of Uruguay 4.375%, 12/15/28	4,015	UYU(12)	266
Russian Federation 144A 7.850%, 3/10/18(3)	15,000	RUB	515
Series 6207 8.150%, 2/3/27	7,535	RUB	261
United Mexican States Series M, 6.500%, 6/9/22	3,645	MXN	328
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,079)			3,046

MORTGAGE-BACKED SECURITIES—2.3%

Non-Agency—2.3%
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	500		530
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	230		246
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	301		315
Structured Adjustable Rate Mortgage Loan Trust 04-18, 1A2 2.730%, 12/25/34(2)	412		369
07-5, 2A1 4.905%, 6/25/37(2)	933		837
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(2)	276		271
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,389)			2,568

ASSET-BACKED SECURITIES—0.9%
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(2)	400		392
Drug Royalty Corp., Inc. 12-1, A2 144A 4.474%, 1/15/25(3)	317		319
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	200		200

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(2)(3)	$139	$139
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $982)		1,050

CORPORATE BONDS AND NOTES—80.0%

Consumer Discretionary—12.0%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	475	514
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	275	283
Ameristar Casinos, Inc. 7.500%, 4/15/21	500	551
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	160	169
Boyd Gaming Corp. 144A 9.000%, 7/1/20(3)	500	523
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	385	414
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18	345	237
144A 9.000%, 2/15/20(3)	500	506
CCO Holdings LLC 6.500%, 4/30/21	280	298
5.250%, 9/30/22	250	247
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	200	224
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	335	380
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(3)	493	476
Clear Channel Worldwide Holdings, Inc. 144A 6.500%, 11/15/22(3)	70	73
144A 6.500%, 11/15/22(3)	185	196
Gajah Tunggal Tbk PT 144A 7.750%, 2/6/18(3)	400	416
HD Supply, Inc. 10.500%, 1/15/21	670	699
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(3)	390	391
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	70	75
6.125%, 11/15/34	200	171
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	150	162
Levi Strauss & Co. 144A 6.875%, 5/1/22(3)	100	110
Lynx II Corp. 144A 6.375%, 4/15/23(3)	250	263
MGM Resorts International 144A 6.750%, 10/1/20(3)	1,270	1,349

	PAR VALUE	VALUE
Consumer Discretionary—continued
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	$340	$358
Sally Holdings LLC (Sally Capital, Inc.) 5.750%, 6/1/22	300	315
Sinclair Television Group, Inc. 144A 6.125%, 10/1/22(3)	500	526
Sirius XM Radio, Inc. 144A 5.250%, 8/15/22(3)	275	283
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365	366
Station Casinos LLC 144A 7.500%, 3/1/21(3)	310	320
UCI International, Inc. 8.625%, 2/15/19	480	499
United Artists Theatre Circuit, Inc. Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Series BE-9 9.300%, 7/1/15(5)(6)	5	5
Series 95-BD, 1 9.300%, 7/1/15(5)(6)	151	154
Series 95-A 9.300%, 7/1/15(5)(6)	134	137
Univision Communications, Inc. 144A 7.875%, 11/1/20(3)	250	276
Valassis Communication, Inc. 6.625%, 2/1/21	885	949
Visteon Corp. 6.750%, 4/15/19	218	234
WMG Acquisition Corp. 144A 6.000%, 1/15/21(3)	320	337

		13,487

Consumer Staples—3.1%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	1,000	955
Cencosud SA 144A 4.875%, 1/20/23(3)	270	274
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	375	394
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	875	877
Revlon Consumer Products Corp. 144A 5.750%, 2/15/21(3)	300	302
Rite Aid Corp. 9.500%, 6/15/17	350	367
Vector Group Ltd. 144A 7.750%, 2/15/21(3)	300	317

		3,486

Energy—9.5%
Antero Resources Finance Corp. 7.250%, 8/1/19	500	544
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(3)	255	267

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Bill Barrett Corp. 7.625%, 10/1/19	$250	$267
Breitburn Energy Partners LP (Breitburn Finance Corp.) 7.875%, 4/15/22	295	317
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	230	253
Chesapeake Energy Corp. 6.625%, 8/15/20	260	285
5.375%, 6/15/21	855	860
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	248
Energy Transfer Equity LP 7.500%, 10/15/20	275	318
EP Energy LLC 9.375%, 5/1/20	415	481
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(3)	270	288
EV Energy Partners LP 8.000%, 4/15/19	125	133
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	172	183
Forest Oil Corp. 7.250%, 6/15/19	350	352
Frontier Oil Corp. 6.875%, 11/15/18	220	239
Halcon Resources Corp. 144A 8.875%, 5/15/21(3)	300	325
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	528
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	750	589
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)	100	101
Parker Drilling Co. 9.125%, 4/1/18	400	438
PDC Energy, Inc. 144A 7.750%, 10/15/22(3)	255	272
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	500	488
QEP Resources, Inc. 6.875%, 3/1/21	365	417
Quicksilver Resources, Inc. 7.125%, 4/1/16	400	340
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	285	296
Samson Investment Co. 144A 9.750%, 2/15/20(3)	265	283
SESI LLC 6.375%, 5/1/19	500	540
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 6.375%, 8/1/22	560	615
Venoco, Inc. 11.500%, 10/1/17	180	194

	PAR VALUE		VALUE
Energy—continued
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(3)	$255		$273

			10,734

Financials—16.6%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	520		560
Aircastle Ltd.
6.250%, 12/1/19	270		296
7.625%, 4/15/20	715		831
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(4)	200		226
144A 7.500%, 9/26/19(3)	200		213
Ally Financial, Inc. 0.000%, 6/15/15	1,000		937
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	280		329
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	275		292
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(3)	385		386
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	310		352
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	250		284
Banco do Brasil SA 144A 9.250%, (2)(3)(8)(9)	475		577
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	550	BRL	275
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	240		254
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Capitalization Interest 144A 9.000%, 2/15/18(3)	285		291
CIT Group, Inc. 144A 5.500%, 2/15/19(3)	1,000		1,102
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500		502
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	250		263
Credit Bank of Moscow (Credit Bank of Moscow Finance plc) 144A 7.700%, 2/1/18(3)	335		348
E*TRADE Financial Corp. 6.375%, 11/15/19	265		282
ESAL GmbH 144A 6.250%, 2/5/23(3)	395		399
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	200		209
Genworth Financial, Inc. 7.625%, 9/24/21	265		319
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	480		463

	PAR VALUE		VALUE
Financials—continued
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	$320		$338
Griffey Intermediate, Inc. (Griffey Finance Sub LLC) 144A 7.000%, 10/15/20(3)	300		307
Hexion U.S. Finance Corp. 144A 8.875%, 2/1/18(3)	545		567
6.625%, 4/15/20	95		96
144A 6.625%, 4/15/20(3)	450		453
International Lease Finance Corp. 6.250%, 5/15/19	455		500
5.875%, 8/15/22	840		906
Jefferies Group LLC 5.125%, 1/20/23	135		143
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	350		356
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	600		614
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175		184
Morgan Stanley 144A 10.090%, 5/3/17(3)	700	BRL	371
Nationstar Mortgage LLC (Nationstar Capital Corp.) 144A 6.500%, 7/1/21(3)	275		288
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	305		323
Rent-A-Center, Inc. 6.625%, 11/15/20	495		535
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 8.500%, 5/15/18	400		422
7.875%, 8/15/19	250		277
SLM Corp. 5.500%, 1/25/23	330		328
Springleaf Finance Corp. 5.400%, 12/1/15	250		258
5.750%, 9/15/16	300		303
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)	335		330
United Rentals North America, Inc. 7.375%, 5/15/20	295		329
UPCB Finance Ltd. 144A 7.250%, 11/15/21(3)	250		278
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(3)	150		164

			18,660

Health Care—4.6%
Alere, Inc. 8.625%, 10/1/18	265		283
Community Health Systems, Inc. (CHS) 7.125%, 7/15/20	180		195

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
HCA, Inc. 7.500%, 2/15/22	$765	$882
Health Management Associates, Inc. 7.375%, 1/15/20	250	276
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	590	624
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	335	352
Sky Growth Acquisition Corp. 144A 7.375%, 10/15/20(3)	350	372
Symbion, Inc. 8.000%, 6/15/16	320	340
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(3)	285	280
United Surgical Partners International, Inc. 9.000%, 4/1/20	500	569
Universal Hospital Services, Inc. 144A 7.625%, 8/15/20(3)	300	324
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(3)	300	328
VPI Escrow Corp. 144A 6.375%, 10/15/20(3)	290	307

		5,132

Industrials—9.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	245	244
ADS Waste Holdings, Inc. 144A 8.250%, 10/1/20(3)	250	271
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	65	72
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340	346
Automotores Gildemeister SA 144A 8.250%, 5/24/21(3)	150	168
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	275	277
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	565	589
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(3)	260	271
CHC Helicopter SA 9.250%, 10/15/20	280	299
Deluxe Corp. 7.000%, 3/15/19	235	256
Dycom Investments, Inc. 7.125%, 1/15/21	1,000	1,075
DynCorp International, Inc. 10.375%, 7/1/17	460	455

	PAR VALUE		VALUE
Industrials—continued
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	$280		$293
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400		418
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	125		133
Hellenic Railways Organization SA 5.460%, 1/30/14	135	EUR	156
Iron Mountain, Inc. 5.750%, 8/15/24	425		427
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	350		387
NCL Corp. Ltd. 144A 5.000%, 2/15/18(3)	20		20
Northwest Airlines Pass-Through-Trust 01-1, B 7.691%, 4/1/17	327		344
Rexel SA 144A 5.250%, 6/15/20(3)	335		341
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	250		278
ServiceMaster Co. 144A 7.000%, 8/15/20(3)	365		380
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(3)	385		414
Spirit Aerosystems, Inc. 6.750%, 12/15/20	315		338
U.S. Airways Pass-Through-Trust 98-1 6.850%, 1/30/18	500		530
98-1B 7.350%, 1/30/18	188		192
01-1G 7.076%, 3/20/21	488		527
UAL Pass-Through-Trust 07-01A 6.636%, 7/2/22	701		761

			10,262

Information Technology—4.1%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	300		295
Ceridian Corp. 144A 11.000%, 3/15/21(3)	40		43
CommScope, Inc. 144A 8.250%, 1/15/19(3)	475		518
CoreLogic, Inc. 7.250%, 6/1/21	1,000		1,110
First Data Corp. 11.250%, 3/31/16	440		444
144A 6.750%, 11/1/20(3)	650		681
144A 8.250%, 1/15/21(3)	215		225
144A 11.250%, 1/15/21(3)	410		428
144A 10.625%, 6/15/21(3)	225		229
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250		287

	PAR VALUE	VALUE
Information Technology—continued
Igloo Holdings Corp. PIK Interest Capitalization 144A 8.250%, 12/15/17(3)	$115	$118
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(3)	65	67
Virgin Media Escrow Bonds 0.000%, 10/15/19(5)	167	1
Virgin Media Finance plc 8.375%, 10/15/19	167	187

		4,633

Materials—6.9%
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(3)	275	304
Calumet Specialty Products Partners LP 9.375%, 5/1/19	230	259
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(3)	200	226
Cascades, Inc. 7.875%, 1/15/20	880	950
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	225	263
144A 5.875%, 3/25/19(3)	400	405
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	198
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)	235	240
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(3)	300	310
Ineos Finance plc
144A 8.375%, 2/15/19(3)	140	155
144A 7.500%, 5/1/20(3)	220	241
JMC Steel Group 144A 8.250%, 3/15/18(3)	490	522
Libbey Glass, Inc. 6.875%, 5/15/20	500	542
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	255	263
Pactiv LLC 8.125%, 6/15/17	535	564
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500	519
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	105	115
144A 5.250%, 4/1/23(3)	105	106
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	390	396
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	335	326
United States Steel Corp. 6.875%, 4/1/21	340	351
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	395	466

		7,721

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—10.9%
America Movil SAB de CV Series 12 6.450%, 12/5/22	$2,000	MXN	$170
Axtel SAB de CV 144A 7.000%, 1/31/20(3)	240		214
CenturyLink, Inc. 5.625%, 4/1/20	600		615
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(3)	350		365
Cincinnati Bell, Inc. 8.375%, 10/15/20	280		293
Clearwire Communications LLC (Clearwire Finance, Inc.) 144A 12.000%, 12/1/15(3)	300		324
Equinix, Inc. 4.875%, 4/1/20	205		208
Frontier Communications Corp. 7.125%, 1/15/23	735		747
GCI, Inc. 8.625%, 11/15/19	665		705
Intelsat Jackson Holdings SA 7.250%, 10/15/20	980		1,077
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	335		342
ITC Deltacom, Inc. 10.500%, 4/1/16	773		817
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(9)	335		331
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(3)	200		210
MetroPCS Wireless, Inc. 6.625%, 11/15/20	570		598
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(3)	315		329
Sprint Capital Corp. 6.875%, 11/15/28	1,200		1,233
Sprint Nextel Corp. 6.000%, 11/15/22	270		279
Unitymedia Hessen Gmbh & Co. Kg (Unitymedia NRW Gmbh) 144A 5.500%, 1/15/23(3)	750		774
Univision Communications, Inc. 144A 6.750%, 9/15/22(3)	165		179
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(3)(7)	200		224
WideOpenWest Finance LLC (WideOpenWest
Capital Corp.) 144A 10.250%, 7/15/19(3)	350		391
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	300		319
144A 7.250%, 2/15/18(3)	370		386
Windstream Corp.
8.125%, 9/1/18	95		105
7.000%, 3/15/19	750		770
7.750%, 10/15/20	250		272

			12,277

	PAR VALUE	VALUE
Utilities—3.2%
AES Corp. (The) 7.375%, 7/1/21	$500	$582
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	230	246
7.000%, 5/20/22	300	328
Calpine Corp. 144A 7.500%, 2/15/21(3)	638	703
Electricite de France SA 144A 5.250%(2)(3)(8)(9)	405	403
Energy Future Intermediate Holding Co. LLC ( Energy Future Intermediate Holding Finance, Inc.) 10.000%, 12/1/20	250	285
NRG Energy, Inc.
7.625%, 5/15/19	505	548
144A 6.625%, 3/15/23(3)	70	75
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Holdings Finance, Inc.) 144A 11.500%, 10/1/20(3)	500	376

		3,546
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $85,452)		89,938

LOAN AGREEMENTS(2)—11.3%

Consumer Discretionary—3.1%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	85	88
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	295	301
Clear Channel Communications, Inc. Tranche B, 3.854%, 1/29/16	448	398
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	325	337
EB Sports Corp. 11.500%, 12/31/15	310	310
Granite Broadcasting Corp. Tranche B, First Lien, 9.500%, 5/23/18	194	194
Hostess Brands Acquisition LLC 0.000%, 3/21/20(10)	262	269
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	396	400
Merrill Communications LLC 7.250%, 3/5/18	280	281
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	339	347
SRAM LLC Second Lien, 8.500%, 12/7/18	235	240
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	200	206

	PAR VALUE	VALUE
Consumer Discretionary—continued
Zuffa LLC 5.750%, 2/25/20	$95	$96

		3,467

Consumer Staples—0.6%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	290	300
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	191
Rite Aid Corp. Tranche 1, Second Lien 5.750%, 8/21/20	21	22
Supervalu, Inc. 0.000%, 3/21/19(10)	155	158

		671

Energy—1.1%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	445	422
NGPL Pipeco LLC 6.750%, 9/15/17	257	262
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	293
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	279	281

		1,258

Financials—0.7%
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	250	267
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	92	99
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	191	195
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	223	228

		789

Health Care—1.5%
American Renal Holdings, Inc. Tranche B, Second Lien, 8.500%, 2/14/20	292	293
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	399	402
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	167	170
Second Lien, 11.000%, 1/2/19	120	123
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	111	111

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
MModal, Inc. Tranche B, 6.750%, 8/16/19	$199	$193
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	80	81
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	341	347

		1,720

Industrials—0.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	60
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Second Lien, 11.000%, 10/23/19	255	255
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	131	135
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	185	183
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	102	103

		736

Information Technology—1.7%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	24	24
7.250%, 1/30/19	247	251
Blue Coat Systems, Inc. 5.750%, 2/15/18	327	331
Deltek, Inc. Second Lien, 10.000%, 10/10/19	53	54
DynCorp International, Inc. 6.250%, 7/7/16	149	150
Eze Castle Software, Inc. 0.000%, 3/14/21(10)	75	77
Go Daddy Operating Co. LLC 9.500%, 10/31/14	280	285
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	279	276
RP Crown Parent LLC First Lien 6.750%, 12/21/18	89	91
Second Lien, 11.250%, 12/21/19	120	126
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/26/20	275	278

		1,943

Materials—1.1%
Ameriforge Group, Inc. Second Lien, 9.750%, 12/21/20	80	82

	PAR VALUE	VALUE
Materials—continued
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	$418	$427
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	370	377
Kronos, Inc. Second Lien, 9.750%, 4/30/20	260	273

		1,159

Telecommunication Services—0.8%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	248	253
Integra Telecom Holdings, Inc. Tranche B, Second Lien 9.750%, 2/28/21	126	130
Level 3 Financing, Inc. Tranche B 2019, 5.250%, 8/1/19	562	571

		954
TOTAL LOAN AGREEMENTS
(Identified Cost $12,391)		12,697
	SHARES
PREFERRED STOCK—1.3%

Financials—1.3%
Citigroup Capital XVII Series E 6.350%	20,000	$508
GMAC Capital Trust I Series 2 8.125%	20,800	566
Wells Fargo & Co. Series K, 7.98%(2)	290,000	334
TOTAL PREFERRED STOCK (Identified Cost $1,356)		1,408
TOTAL LONG TERM INVESTMENTS—98.5%
(Identified cost $105,649)		110,707	(11)

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	530,355	530
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $530)		530
TOTAL INVESTMENTS—99.0% (Identified Cost $106,179)		111,237	(1)
Other assets and liabilities, net—1.0%		1,152

NET ASSETS—100.0%		$112,389

Abbreviations:

PIK	Payment-in-Kind Security

Foreign Currencies

BRL	Brazilian Real
EUR	European Currency Unit
MXN	Mexican Peso
RUB	Russian Rubble
TRY	Turkish Lira
UYU	Uruguayan Peso

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $47,697 or 42.4% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Illiquid security.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(12)	Principal is adjusted according to local inflation index.

Country Weightings†
United States	77%
Luxembourg	3
Brazil	2
Canada	2
Ireland	2
Mexico	2
Bermuda	1
Other	11
Total	100%
† % of total investments as of March 31, 2013

See Notes to Financial Statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,050	$—	$1,050	$—
Corporate Bonds and Notes	89,938	—	89,640	298	(d)
Foreign Government Securities	3,046	—	3,046	—
Loan Agreements	12,697	—	12,697	—
Mortgage-Backed Securities	2,568	—	2,568	—
Equity Securities:
Preferred Stock	1,408	—	1,408	—
Short-Term Investments	530	530	—	—

Total Investments	$111,237	$530	$110,409	$298	(d)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2012:	$347
Accrued discount/(premium)	2
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(51)
Transfers into Level 3 (a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2013	$298	(d)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.2%

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$505		$525

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	155		136

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	345		256
TOTAL MUNICIPAL BONDS (Identified Cost $981)			917

FOREIGN GOVERNMENT SECURITIES—11.8%
Argentine Republic 7.000%, 10/3/15	665		565
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		345
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	628		534
PIK Interest Capitalization 8.280%, 12/31/33	2,065		1,125
Bolivarian Republic of Venezuela RegS 7.000%, 12/1/18(5)	510		478
RegS 12.750%, 8/23/22(5)	485		568
9.250%, 9/15/27	360		356
9.375%, 1/13/34	2,145		2,075
Commonwealth of Australia Series 118, 6.500%, 5/15/13	2,880	AUD	3,013
New South Wales Treasury Corp. 5.500%, 3/1/17	610	AUD	685
Commonwealth of Canada 2.000%, 3/1/14	4,460	CAD	4,429
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	2,104	NZD	1,764
Series 415, 6.000%, 4/15/15	735	NZD	659
Federative Republic of Brazil 8.500%, 1/5/24	6,195	BRL	3,265
Hellenic Republic 2.000%, 2/24/27(3)	1,210	EUR	622
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	1,030		1,051
Kingdom of Norway Series 470, 6.500%, 5/15/13	14,943	NOK	2,571
Treasury Bill, 0.000%, 12/18/13	7,800	NOK	1,320
Mongolia 144A 5.125%, 12/5/22(4)	825		773

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Colombia
12.000%, 10/22/15	$925,000	COP	$610
4.375%, 3/21/23	1,867,000	COP	1,056
Republic of Croatia 144A 6.375%, 3/24/21(4)	1,045		1,124
Republic of Iceland 144A 5.875%, 5/11/22(4)	925		1,061
Republic of Indonesia 5.625%, 5/15/23	6,141,000	IDR	628
Republic of Korea Series 1312, 3.000%, 12/10/13	895,000	KRW	807
Republic of Peru 144A 7.840%, 8/12/20(4)	1,065	PEN	518
RegS 6.900%, 8/12/37(5)	2,010	PEN	979
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	898
Republic of Portugal 4.950%, 10/25/23	520	EUR	598
Republic of Serbia 144A 5.250%, 11/21/17(4)	700		725
Republic of Slovak 144A 4.375%, 5/21/22(4)	850		897
Republic of Slovenia 144A 5.500%, 10/26/22(4)	1,000		957
Republic of South Africa Series R206, 7.500%, 1/15/14	11,845	ZAR	1,309
Series R208, 6.750%, 3/31/21	6,720	ZAR	741
Republic of Turkey 9.000%, 3/5/14	5,855	TRY	3,317
Republic of Uruguay 4.375%, 12/15/28	19,516	UYU(14)	1,292
Russian Federation 144A 7.850%, 3/10/18(4)	60,000	RUB	2,058
Series 6207 8.150%, 2/3/27	45,960	RUB	1,595
State of Qatar 144A 4.500%, 1/20/22(4)	550		617
United Mexican States Series M, 6.000%, 6/18/15	30,592	MXN	2,567
6.500%, 6/9/22	30,825	MXN	2,778
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $52,203)			53,330

MORTGAGE-BACKED SECURITIES—8.9%

Non-Agency—8.9%
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-3, AJ 4.767%, 7/10/43(3)	1,050		1,058
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	1,109		1,207
Bank of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	480		492
Bear Stearns Commercial Mortgage Securities, Inc. 06-T22, AM 5.581%, 4/12/38(3)	900		998

	PAR VALUE	VALUE
Non-Agency—continued
06-PW12, AM 5.757%, 9/11/38(3)	$650	$729
05-PW10, AM 5.449%, 12/11/40(3)	895	985
06-PW13, AM 5.582%, 9/11/41(3)	1,360	1,526
07-PW18, AM 6.084%, 6/11/50(3)	1,525	1,746
Chase Mortgage Finance Corp. 07-A1, 10A1 3.073%, 2/25/37(3)	786	782
Citigroup-Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.218%, 7/15/44(3)	610	670
07-CD4, A4 5.322%, 12/11/49	475	540
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(3)	1,555	1,770
Countrywide Alternative Loan Trust 04-24CB, 1A1 6.000%, 11/25/34	171	171
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	1,510	1,602
GMAC Commercial Mortgage Securities, Inc. 04- C2, A3 5.134%, 8/10/38	304	310
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	1,303	1,391
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.787%, 8/10/45(3)	750	858
JPMorgan Chase Commercial Mortgage Securities Corp. 10-CNTR, A2, 144A 4.311%, 8/5/32(4)	750	830
06-LDP7, AM 5.871%, 4/15/45(3)	1,500	1,699
Lehman Brothers-UBS Commercial Mortgage Trust 07-C2, A3 5.430%, 2/15/40	1,100	1,240
07-C7, A3 5.866%, 9/15/45(3)	600	691
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.864%, 7/15/44(3)	500	581
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	701	725
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	801	838

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	$1,260	$1,402
Merrill Lynch Mortgage Trust 06-C1, AM 5.686%, 5/12/39(3)	715	801
Morgan Stanley Capital I Trust 05-HQ5, A3 5.007%, 1/14/42	8	8
07-IQ14, AM 5.663%, 4/15/49(3)	800	843
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	1,075	1,073
Nomura Asset Acceptance Corp. 04-R1, A1 144A 6.500%, 3/25/34(4)	1,599	1,689
04-R3, A1 144A 6.500%, 2/25/35(4)	498	522
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	1,092	1,078
Reperforming Loan REMIC Trust 03-R4, 2A 144A 6.500%, 1/25/34(3)(4)	1,890	1,957
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,185	1,150
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	1,650	1,686
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(3)	817	803
Wachovia Bank Commercial Mortgage Trust 06-C25, AM 5.734%, 5/15/43(3)	1,125	1,274
07-C30, A5 5.342%, 12/15/43	1,610	1,822
07-C32, A3 5.732%, 6/15/49(3)	360	413
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.286%, 11/23/43(3)(4)	527	520
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $37,517)		40,480

ASSET-BACKED SECURITIES—3.7%
AABS Ltd. 13-1, A 0.000%, 1/10/38(3)	696	705
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)	972	991
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	620	631
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(3)	491	556

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	$1,058	$1,036
05-12, 1A4 5.323%, 2/25/36(3)	1,150	1,183
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	1,231	1,383
Drug Royalty Corp., Inc. 12-1, A2 144A 4.474%, 1/15/25(4)	581	583
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	589	620
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	774	768
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	1,365	1,378
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	354	368
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	809	799
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	690	732
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	246	244
Ramp Series 2004-Rz1 Trust 4.320%, 3/25/34(3)	1,081	1,115
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33(3)	887	911
07-HI1, A3 5.720%, 3/25/37	875	879
TAL Advantage I LLC 12-1A, A 144A 3.860%, 5/20/27(4)	917	944
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	402	403
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	344	374
TOTAL ASSET-BACKED SECURITIES (Identified Cost $15,855)		16,603

CORPORATE BONDS AND NOTES—57.7%

Consumer Discretionary—4.1%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	900	927

	PAR VALUE		VALUE
Consumer Discretionary—continued
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	$1,125	BRL	$581
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	300		316
Boyd Gaming Corp.
9.125%, 12/1/18	215		229
144A 9.000%, 7/1/20(4)	870		909
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	1,065		1,145
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	880		999
Clear Channel Communications, Inc.
144A 9.000%, 12/15/19(4)	54		52
9.000%, 3/1/21	500		469
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(4)	275		288
144A 6.500%, 11/15/22(4)	740		784
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	200	CAD	209
HD Supply, Inc. 10.500%, 1/15/21	955		997
International Game Technology 7.500%, 6/15/19	580		693
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(4)	1,320		1,323
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	540		574
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	475		514
Lynx I Corp. 144A 5.375%, 4/15/21(4)	415		434
MGM Resorts International 144A 6.750%, 10/1/20(4)	990		1,052
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	550		579
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		156
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	650		665
River Rock Entertainment Authority (The) 9.000%, 11/1/18	219		138
Sinclair Television Group, Inc. 144A 5.375%, 4/1/21(4)	1,155		1,152
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	1,140		1,144
Station Casinos LLC 144A 7.500%, 3/1/21(4)	970		1,002
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	325		332

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	$125	$138
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	825	868

		18,669

Consumer Staples—0.9%
Cencosud SA 144A 4.875%, 1/20/23(4)	535	543
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	885	930
Flowers Foods, Inc. 4.375%, 4/1/22	970	988
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	1,760	1,764

		4,225

Energy—7.7%
Afren plc 144A 11.500%, 2/1/16(4)	475	565
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	495	519
Bill Barrett Corp. 7.625%, 10/1/19	650	694
Breitburn Energy Partners LP (Breitburn Finance Corp.) 7.875%, 4/15/22	1,005	1,080
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	755
Chesapeake Energy Corp.
6.775%, 3/15/19	320	334
5.375%, 6/15/21	1,050	1,057
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	765
EP Energy LLC 9.375%, 5/1/20	840	974
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(4)	620	660
8.250%, 2/15/18	500	534
EV Energy Partners LP 8.000%, 4/15/19	325	345
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	460	490
Frontier Oil Corp. 6.875%, 11/15/18	210	228
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)	460	556
144A 3.850%, 2/6/20(4)(10)	1,115	1,115
144A 6.510%, 3/7/22(4)(10)	315	364
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	800	866
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	525	627

	PAR VALUE	VALUE
Energy—continued
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	$550	$598
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	800	628
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(4)	440	446
Parker Drilling Co. 9.125%, 4/1/18	1,175	1,287
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	805	857
Petrobras International Finance Co. 5.375%, 1/27/21	500	540
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,005	970
RegS 5.250%, 4/12/17(5)	375	327
RegS 8.500%, 11/2/17(5)	5,110	4,982
Petroleos Mexicanos
6.000%, 3/5/20	270	319
5.500%, 1/21/21	550	631
5.500%, 6/27/44	650	671
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	127	128
Plains Exploration & Production Co. 6.875%, 2/15/23	995	1,132
QEP Resources, Inc. 6.875%, 3/1/21	480	548
Rowan Cos., Inc. 4.875%, 6/1/22	955	1,039
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	915	950
SESI LLC 6.375%, 5/1/19	650	702
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 6.375%, 8/1/22	1,050	1,152
Teekay Corp. 8.500%, 1/15/20	300	326
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	1,165	1,335
Venoco, Inc.
11.500%, 10/1/17	600	645
8.875%, 2/15/19	225	219
Weatherford International Ltd. 9.625%, 3/1/19	318	416
Williams Cos., Inc. (The) 3.700%, 1/15/23	800	795
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	790	847

		35,018

Financials—24.3%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	815	845

	PAR VALUE		VALUE
Financials—continued
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	$560		$586
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	240		261
Air Lease Corp. 4.750%, 3/1/20	1,095		1,122
Aircastle Ltd. 7.625%, 4/15/20	1,840		2,139
Akbank TAS
144A 3.875%, 10/24/17(4)	1,280		1,304
144A 7.500%, 2/5/18(4)	1,565	TRY	852
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(10)	755		854
Allstate Corp. 6.125%, 5/15/37(3)	680		726
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	1,065		1,252
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	775		822
American International Group, Inc. 4.875%, 6/1/22	350		396
Avis Budget Car Rental LLC
144A 4.875%, 11/15/17(4)	1,000		1,031
144A 5.500%, 4/1/23(4)	1,325		1,328
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	1,025		1,163
Banco Bilbao Vizcaya Argentaria Bancomer SA
144A 6.500%, 3/10/21(4)	425		482
144A 6.750%, 9/30/22(4)	1,000		1,142
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	1,150		1,242
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	600		645
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	600		629
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	1,060		1,154
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	900	BRL	450
Banco Santander Chile 144A 3.875%, 9/20/22(4)	945		954
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	1,660		1,876
Bancolombia SA 5.125%, 9/11/22	1,015		1,020
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	515		546
Bank of India 144A 3.625%, 9/21/18(4)	1,125		1,129
Barclays Bank plc
144A 6.050%, 12/4/17(4)	435		485
144A 5.926%(3)(4)(8)(9)	600		602
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	385		462

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	$500	$524
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Capitalization Interest 144A 9.000%, 2/15/18(4)	660	673
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	1,160	1,189
Chubb Corp. (The) 6.375%, 3/29/67(3)	680	747
Citigroup, Inc. 4.050%, 7/30/22	1,250	1,292
City National Corp. 5.250%, 9/15/20	475	534
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)	1,075	1,130
Credit Bank of Moscow (Credit Bank of Moscow Finance plc) 144A 7.700%, 2/1/18(4)(10)	245	255
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	1,090	1,055
Discover Bank
8.700%, 11/18/19	250	334
7.000%, 4/15/20	700	872
E*TRADE Financial Corp. 6.375%, 11/15/19	840	893
ESAL GmbH 144A 6.250%, 2/5/23(4)	1,110	1,121
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	925	947
Fidelity National Financial, Inc. 5.500%, 9/1/22	240	273
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	800	802
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160	1,391
First Tennessee Bank N.A. 5.650%, 4/1/16	1,210	1,328
Ford Motor Credit Co. LLC
8.125%, 1/15/20	650	824
5.750%, 2/1/21	275	313
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	900	940
Genworth Financial, Inc. 7.625%, 9/24/21	370	445
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	970	936
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	520	549
HBOS plc 144A 6.750%, 5/21/18(4)	115	128
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	285	292
5.875%, 10/15/20	865	917

	PAR VALUE	VALUE
Financials—continued
Hexion U.S. Finance Corp. 144A 8.875%, 2/1/18(4)	$1,285	$1,336
6.625%, 4/15/20	315	317
144A 6.625%, 4/15/20(4)	935	942
Highwoods Realty LP 3.625%, 1/15/23	1,040	1,029
HSBC Finance Corp. 6.676%, 1/15/21	500	592
Huntington Bancshares, Inc. 7.000%, 12/15/20	500	625
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(8)(9)	1,130	1,206
ING Bank NV 144A 5.000%, 6/9/21(4)	600	682
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	1,050	1,162
International Lease Finance Corp.
3.875%, 4/15/18	360	360
6.250%, 5/15/19	1,399	1,539
Intesa San Paolo SpA 3.125%, 1/15/16	875	855
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	1,085	1,105
Jefferies Group LLC
8.500%, 7/15/19	500	622
5.125%, 1/20/23	175	185
Kazakhstan Temir Zholy Finance BV 144A
6.950%, 7/10/42(4)	795	930
Kazkommerts Bank International BV RegS
8.500%, 4/16/13(5)	500	501
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	250	251
Korea Development Bank 3.500%, 8/22/17	1,300	1,396
Korea Finance Corp. 4.625%, 11/16/21	700	786
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(4)	425	447
Legg Mason, Inc. 5.500%, 5/21/19	1,240	1,346
Lincoln National Corp. 6.050%, 4/20/67(3)(9)	300	302
Linn Energy LLC ( Linn Energy Finance Corp.)
6.500%, 5/15/19	512	538
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	750	841
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	189	212
Macquarie Group Ltd.
144A 7.625%, 8/13/19(4)	500	604
144A 6.250%, 1/14/21(4)	675	750

	PAR VALUE		VALUE
Financials—continued
Morgan Stanley
5.550%, 4/27/17	$100		$113
144A 10.090%, 5/3/17(4)	2,400	BRL	1,271
National Retail Properties, Inc. 5.500%, 7/15/21	600		692
Nationstar Mortgage LLC (Nationstar Capital Corp.) 144A 6.500%, 7/1/21(4)	1,000		1,048
Nordea Bank AB 144A 4.250%, 9/21/22(4)	1,360		1,392
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(10)	1,105		1,095
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(10)	875		872
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)	1,315		1,362
Progressive Corp. (The) 6.700%, 6/15/37(3)	1,200		1,326
Prudential Financial, Inc.
5.875%, 9/15/42(3)	2,155		2,295
5.200%, 3/15/44(3)(9)	220		221
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	1,000		1,058
Regions Bank 7.500%, 5/15/18	750		923
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	1,000		1,115
Resona Bank Ltd. 144A 5.850%(3)(4)(8)(9)	750		809
Rosneft Oil Co. (Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)	300		297
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	750		872
7.648%(3)(8)(9)	550		578
Royal Bank of Scotland plc (The) 6.400%, 10/21/19	370		442
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)	380		416
144A 5.298%, 12/27/17(4)	515		546
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	800		809
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(10)	1,800		2,011
144A 5.125%, 10/29/22(4)(10)	990		989
Shinhan Bank 144A 4.375%, 7/27/17(4)	650		720
SLM Corp.
4.625%, 9/25/17	765		796
5.500%, 1/25/23	655		652
Societe Generale S.A. 144A 5.922%, 4/29/49(3)(4)(8)(9)(11)	650		610

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Sovereign Bank 8.750%, 5/30/18	$400	$484
Spansion LLC 7.875%, 11/15/17	350	371
Springleaf Finance Corp. 5.400%, 12/1/15	750	774
Sumitomo Mitsui Banking Corp. 3.000%, 1/18/23	1,100	1,101
SunTrust Bank, Inc. 5.400%, 4/1/20	250	278
Telecom Italia Capital SA 7.175%, 6/18/19	500	569
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(10)	1,130	1,114
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	985	1,026
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	1,200	1,218
United Rentals North America, Inc. 7.375%, 5/15/20	900	1,004
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)	665	727
Vnesheconombank (VEB Finance plc) 144A
6.800%, 11/22/25(4)(10)	500	585
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(10)	1,655	1,771
Webster Financial Corp. 5.125%, 4/15/14	205	210
Wells Fargo & Co. 3.450%, 2/13/23	885	892
Willis Group Holdings plc
North America, Inc. 7.000%, 9/29/19	500	596
5.750%, 3/15/21	465	522
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization
10.250%, 2/15/16	440	456
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	1,080	1,066
Zions Bancorp 4.500%, 3/27/17	710	759

		110,517

Health Care—1.5%
Community Health Systems, Inc. (CHS) 7.125%, 7/15/20	330	359
Davita, Inc. 5.750%, 8/15/22	945	986
HCA, Inc. 6.500%, 2/15/20	1,295	1,464
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	460	484

	PAR VALUE	VALUE
Health Care—continued
Symbion, Inc. 8.000%, 6/15/16	$740	$786
Tenet Healthcare Corp. 144A 4.750%, 6/1/20(4)	1,150	1,159
U.S. Oncology, Inc. 0.000%, 2/16/49(7)	300	0
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	466	501
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	920	974

		6,713

Industrials—7.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	599
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	793	884
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	1,200	1,220
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	1,100	1,119
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	528	542
99-1, A1 7.200%, 1/2/19	651	677
00-1. A 8.707%, 1/2/19	242	257
Automotores Gildemeister SA 144A 8.250%, 5/24/21(4)	730	816
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	1,055	1,119
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	880	888
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	1,305	1,360
Carpenter Technology Corp. 5.200%, 7/15/21	600	645
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(4)	860	897
CHC Helicopter SA 9.250%, 10/15/20	725	774
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	222	237
97-4, A 6.900%, 1/2/18	421	457
99-1, A 6.545%, 2/2/19	712	787
00-1, A-1 8.048%, 11/1/20	870	1,008
01-A1 6.703%, 6/15/21	239	259
Deluxe Corp. 7.000%, 3/15/19	510	556

	PAR VALUE		VALUE
Industrials—continued
DP World Ltd. 144A 6.850%, 7/2/37(4)	$400		$455
Embraer SA 5.150%, 6/15/22	1,040		1,132
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960		1,003
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	475		506
Hellenic Railways Organization SA 5.460%, 1/30/14	705	EUR	813
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625		691
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	600		653
NCL Corp. Ltd. 144A 5.000%, 2/15/18(4)	75		77
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	693		727
02-1, G2 6.264%, 11/20/21	897		951
Owens Corning, Inc. 6.500%, 12/1/16	121		136
Rexel SA 144A 5.250%, 6/15/20(4)	1,130		1,150
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	650		721
144A 8.375%, 6/15/19(4)	440		490
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	955		993
Spirit Aerosystems, Inc. 6.750%, 12/15/20	1,225		1,314
Steelcase, Inc. 6.375%, 2/15/21	675		747
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	1,130		1,149
U.S. Airways Pass-Through-Trust
98-1B 7.350%, 1/30/18	871		891
01-1G 7.076%, 3/20/21	1,859		2,007
11-1 A 7.125%, 10/22/23	684		785
12-1A 5.900%, 10/1/24	500		559
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	453		525
07-01A 6.636%, 7/2/22	675		733
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	750		868

			35,177

Information Technology—2.1%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	130		128
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	525		594
Ceridian Corp. 144A 11.000%, 3 /15/21(4)	40		43

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Digicel Ltd. 144A 8.250%, 9/1/17(4)	$848	$905
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	1,170	1,190
EarthLink, Inc. 8.875%, 5/15/19	225	228
Fidelity National Financial, Inc. 6.600%, 5/15/17	750	851
First Data Corp.
11.250%, 3/31/16	1,130	1,141
144A 8.250%, 1/15/21(4)	1,090	1,139
144A 11.250%, 1/15/21(4)	1,165	1,218
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(4)	250	257
NCR Corp. 144A 4.625%, 2/15/21(4)	1,035	1,035
NXP BV ( NXP Funding LLC) 144A 5.750%, 2/15/21(4)	260	271
QVC, Inc. 5.125%, 7/2/22	240	255
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	210	218
Tech Data Corp. 3.750%, 9/21/17	95	99

		9,572

Materials—5.0%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	1,480	1,536
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 144A 4.875%, 11/15/22(4)	275	272
Calumet Specialty Products Partners LP 9.375%, 5/1/19	763	858
Cascades, Inc. 7.875%, 1/15/20	1,100	1,188
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	976	1,140
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	455	474
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(10)	550	561
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	650	704
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	250	285
Huntsman International LLC 144A 4.875%, 11/15/20(4)	440	445
Ineos Finance plc 144A 8.375%, 2/15/19(4)	705	783
JMC Steel Group 144A 8.250%, 3/15/18(4)	570	607

	PAR VALUE		VALUE
Materials—continued
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	$485		$514
NewMarket Corp. 144A 4.100%, 12/15/22(4)	1,174		1,195
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	1,160		1,195
Packaging Corp. of America 3.900%, 6/15/22	945		975
Pactiv LLC 8.125%, 6/15/17	1,645		1,735
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	800		835
RegS 4.250%, 9/19/22(5)	200		209
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	970		1,006
Sealed Air Corp.
144A 6.500%, 12/1/20(4)	230		253
144A 5.250%, 4/1/23(4)	255		257
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(10)	425		464
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(4)	970		985
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	865		842
United States Steel Corp. 6.875%, 4/1/21	1,360		1,404
Vale Overseas Ltd. 4.375%, 1/11/22	920		945
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	945		1,115

			22,782

Telecommunication Services—3.0%
America Movil SAB de CV Series 12 6.450%, 12/5/22	5,000	MXN	426
CenturyLink, Inc. Series T 5.800%, 3/15/22	750		761
Cincinnati Bell, Inc. 8.375%, 10/15/20	930		972
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,700		1,958
Equinix, Inc. 4.875%, 4/1/20	465		471
Frontier Communications Corp. 7.125%, 1/15/23	945		960
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	675		688
ITC Deltacom, Inc. 10.500%, 4/1/16	356		376
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(9)	885		876

	PAR VALUE	VALUE
Telecommunication Services—continued
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	$725	$762
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	820	856
Sprint Nextel Corp. 6.000%, 11/15/22	1,305	1,347
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	580	625
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	850	905
Windstream Corp. 7.750%, 10/15/20	1,530	1,668

		13,651

Utilities—1.3%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	660	706
7.000%, 5/20/22	450	492
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	900	959
Covanta Holding Corp. 6.375%, 10/1/22	1,065	1,165
Electricite de France SA 144A 5.250%(3)(4)(8)(9)	1,360	1,352
NRG Energy, Inc.
7.625%, 1/15/18	105	120
7.625%, 5/15/19	680	738
144A 6.625%, 3/15/23(4)	75	80
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	200	21

		5,633
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $248,683)		261,957

LOAN AGREEMENTS(3)—15.1%

Consumer Discretionary—3.8%
Advantage Sales & Marketing Second Lien, 8.260%, 6/17/18	330	336
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	586	598
August Holding Co., Inc. (Schrader)
First Lien, LUX 6.250%, 4/27/18	419	426
First Lien, US 6.250%, 4/27/18	322	328

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	$208	$216
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.454%, 1/28/18	1,358	1,262
Cannery Casino Resorts LLC First Lien, 6.000%, 10/2/18	494	503
Centaur Acquisition LLC First Lien, 6.250%, 2/20/19	230	234
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	246	250
Clear Channel Communications, Inc. Tranche B, 3.854%, 1/29/16	933	830
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	500	518
EB Sports Corp. 11.500%, 12/31/15	625	626
Federal-Mogul Corp.
Tranche B, 2.138%, 12/29/14	798	749
Tranche C, 2.138%, 12/28/15	404	379
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	655	664
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	500	510
Granite Broadcasting Corp. Tranche B, First Lien, 9.500%, 5/23/18	495	496
HD Supply, Inc. 4.500%, 10/12/17	1,025	1,037
Hostess Brands Acquisition LLC 0.000%, 3/21/20(12)	756	775
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	152	154
Kalispel Tribal Economic Authority 7.500%, 2/24/17	451	457
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	1,089	1,100
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	310	311
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	804	824

	PAR VALUE	VALUE
Consumer Discretionary—continued
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	$748	$759
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	318	321
SRAM LLC Second Lien, 8.500%, 12/7/18	229	234
TI Group Auto Systems LLC 0.000%, 3/28/19(12)	511	516
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	380	391
Univision Communications, Inc. First Lien, 4.75%, 3/1/20	758	763
Velo Holdings, Inc.(Velo ACU LLC) 15.000%, 2/4/18(7)	33	33
Zuffa LLC 6.750%, 2/25/20	707	718

		17,318

Consumer Staples—0.6%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	110	112
Second Lien, 9.500%, 10/10/17	655	678
Crossmark Holdings, Inc. First Lien, 4.500%, 12/20/19	1,210	1,213
Rite Aid Corp. Tranche 1, Second Lien 5.750%, 8/21/20	56	58
Supervalu, Inc. 0.000%, 3/21/19(12)	508	518

		2,579

Energy—0.7%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,106	1,050
NGPL Pipeco LLC 6.750%, 9/15/17	511	519
Samson Investment Co. Second Lien, 6.000%, 9/25/18	734	744
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(12)	917	924

		3,237

Financials—0.9%
iPayment, Inc . 5.750%, 5/8/17	577	580
iStar Financial, Inc. 0.000%, 10/15/17(12)	662	670
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	108	116

	PAR VALUE	VALUE
Financials—continued
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	$864	$882
RPI Finance Trust 4.000%, 11/9/18	840	850
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	1,074	1,095

		4,193

Health Care—1.4%
American Renal Holdings, Inc. Tranche B, Second Lien, 8.500%, 2/20/20	669	672
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	619	622
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	346	353
Second Lien, 0.000%, 1/2/19(12)	289	296
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	341	343
INC Research LLC 0.000%, 7/12/18	346	351
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	583	581
MModal, Inc. Tranche B, 6.750%, 8/16/19	875	849
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	248	250
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	405	405
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	859	874
Smile Brands Group, Inc. Tranche B, 0.000%, 12/21/17(12)	367	347
Surgery Center Holdings, Inc. 6.500%, 2/6/17	394	395

		6,338

Industrials—2.5%
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	1,283	1,296
Second Lien, 9.500%, 12/10/19	93	96
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	191	193

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	$635	$640
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 0.000%, 10/23/18(12)	796	805
Second Lien, 0.000%, 10/23/19(12)	395	395
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	509	519
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	289
Ceridian Corp. Extended, 5.963%, 5/9/17	1,073	1,094
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	193	199
Commercial Barge Line Co. Tranche B, 0.000%, 9/22/19(12)	1,130	1,136
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	300	305
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	643	637
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,145	1,148
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	535	542
McJunkin Red Man Corp. 6.250%, 11/8/19	703	714
Navistar, Inc. Tranche B, 7.000%, 8/17/17	1,047	1,061
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	394	398

		11,467

Information Technology—3.0%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	87	88
7.250%, 1/30/19	855	869
Applied Systems, Inc. Second Lien, 9.500%, 6/8/17	333	335
Avaya, Inc. Tranche B-3, 4.788%, 10/26/17	481	455
AVG Technologies N.V. 8.250%, 3/15/16	141	141
Blue Coat Systems, Inc. 5.750%, 2/15/18	1,031	1,042
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(12)	527	534

	PAR VALUE	VALUE
Information Technology—continued
Deltek, Inc.
First Lien, 5.000%, 10/10/18	$778	$786
Second Lien, 10.000%, 10/10/19	113	116
DynCorp International, Inc. 6.250%, 7/7/16	579	585
Eze Castle Software, Inc. 0.000%, 3/31/19(12)	107	109
Freescale Seminconductor, Inc. Tranche B-1 0.000%, 3/1/20(12)	809	813
Go Daddy Operating Co. LLC 0.000%, 10/31/14 (12)	705	717
Tranche B-1 0.000%, 12/17/18(12)	806	812
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,050	1,042
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	759	768
Tranche B-3 6.500%, 8/7/17	207	209
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	613	622
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	721	721
RP Crown Parent LLC First Lien 6.750%, 12/21/18	263	269
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(12)	514	522
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	244	218
Spansion LLC 0.000%, 12/13/18(12)	322	326
SRA International, Inc. 6.500%, 7/20/18	490	490
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	386	388
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	399	404
Second Lien, 9.250%, 10/25/20	407	411

		13,792

Materials—1.6%
Ameriforge Group, Inc. First Lien, 6.000%, 12/19/19	219	223
Second Lien, 9.750%, 12/21/20	150	154
AZ Chem US, Inc. 6.250%, 12/22/17	651	663
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,582	1,616

	PAR VALUE	VALUE
Materials—continued
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 0.000%, 2/1/20(12)	$170	$173
Fortescue Metals Group Ltd. 5.250%, 10/18/17	326	331
General Chemical Corp. Tranche B, 5.375%, 10/6/15	281	283
Houghton International, Inc. Holding Corp.
First Lien, 5.000%, 12/20/19	1,047	1,065
Second Lien, 9.500%, 12/21/20	630	642
Kronos, Inc. First Lien, 4.500%, 10/30/19	190	192
Second Lien, 9.750%, 4/30/20	605	634
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,070	1,089
Tronox, Inc. 0.000%, 3/19/20(12)	235	239

		7,304

Telecommunication Services—0.5%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	475	486
Integra Telecom Holdings, Inc. 6.000%, 2/22/19	656	666
Level 3 Financing, Inc. Tranche B 2016, 4.750%, 2/1/16	67	68
Tranche B 2019, 5.250%, 8/1/19	244	248
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	525	526

		1,994

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.747%, 10/10/17	375	266
TOTAL LOAN AGREEMENTS (Identified Cost $67,372)		68,488

	SHARES
PREFERRED STOCK—1.8%

Financials—1.7%
Ally Financial, Inc. 144A 7.000%(4)	321	317
Ally Financial, Inc. Series A, 8.500%(3)	20,000	536

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—continued
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	675,000	$594
Banco do Brasil S.A. 144A 8.500%(3)(4)	600,000	717
Bank of America Corp. Series K, 8.000%(3)	375,000	422
Citigroup Capital XVII Series E 6.350%	44,460	1,129
General Electric Capital Corp. Series B 6.25%(3)	1,300,000	1,428
JPMorgan Chase & Co.(3)	247,000	284
PNC Financial Services Group, Inc. Series K 8.250%(3)	350,000	352
U.S. Bancorp Series G 6.00%(3)	22,600	629
Wells Fargo & Co. Series K, 7.98%(3)	950,000	1,096
Zions Bancorp, Series C, ADR 9.500%	9,000	233

		7,737

Industrials—0.1%
Seaspan Corp. Series C, 9.50%	20,000	556
TOTAL PREFERRED STOCK (Identified Cost $7,538)		8,293

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	446	$14
Velo Holdings, Inc.(6)(7)	12,667	0

		14

Materials—0.0%
Catalyst Paper Corp.(2)	948	2
TOTAL COMMON STOCKS (Identified Cost $5)		16
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified cost $430,154)		450,084	(13)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	5,420,835	$5,421
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,421)		5,421
TOTAL INVESTMENTS—100.4% (Identified Cost $435,575)		455,505	(1)
Other assets and liabilities, net—(0.4)%		(1,592)

NET ASSETS—100.0%		$453,913

Abbreviations:

PIK	Payment-in-Kind Security
REMIC	Real Estate Mortgage Investment Conduit

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Rubble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $165,308 or 36.4% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	Security valued at fair value as determined in good faith by or under the direction of the
Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(11)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(12)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(14)	Principal is adjusted according to local inflation index.

Country Weightings†
United States	61%
Brazil	4
Canada	3
Luxembourg	3
Mexico	3
Turkey	2
Venezuela	2
Other	22
Total	100%
† % of total investments as of March 31, 2013

See Notes to Financial Statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$16,603	$—	$15,898	$705
Corporate Bonds and Notes(c)	261,957	—	261,957	0
Foreign Government Securities	53,330	—	53,330	—
Loan Agreements	68,488	—	68,488	—
Mortgage-Backed Securities	40,480	—	40,480	—
Municipal Bonds	917	—	917	—
Equity Securities:
Preferred Stock	8,293	1,417	6,876	—
Common Stocks	16	—	—	16
Short-Term Investments	5,421	5,421	—	—

Total Investments	$455,505	$6,838	$447,946	$721

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks
Investments in Securities
Balance as of September 30, 2012:	$76	$—	$13	$51	$12
Accrued discount/(premium)	—	—	—	—	—
Realized gain (loss)	(672)	—	(604)	(68)	—
Change in unrealized appreciation (depreciation)	671	6	592	70	3
Purchases	704	703	—	—	1
Sales(b)	(26)	(4)	(1)	(21)	—
Transfers into Level 3(a)	—	—	—	—	—
Transfers from Level 3(a)	(32)	—	—	(32)	—

Balance as of March 31, 2013	$721	$705	$0 (c)	$—	$16

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security currently priced at zero $0. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.2%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(5)	$1,260		$1,194
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,105)			1,194

MORTGAGE-BACKED SECURITIES—0.6%

Non-Agency—0.6%
Extended Stay America Trust 13-ESHM, M 144A
7.625%, 12/5/19(4)	1,725		1,830
RIAL 13-LT2, A 2.833%, 5/22/28	1,845		1,845
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $3,647)			3,675

ASSET-BACKED SECURITIES—0.5%
AABS Ltd. 13-1, A 4.875%, 1/10/38(3)	821		831
Drug Royalty Corp., Inc. 12-1, A2 144A 4.474%, 1/15/25(4)	977		980
New Century Home Equity Loan Trust 05-A, A4W
5.002%, 8/25/35(3)	952		890
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	582		583
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,203)			3,284

CORPORATE BONDS AND NOTES—10.4%

Consumer Discretionary—1.6%
Boyd Gaming Corp. 9.125%, 12/1/18	150		160
CCO Holdings LLC 5.250%, 9/30/22	2,000		1,975
Clear Channel Communications, Inc. 144A
9.000%, 12/15/19(4)	944		912
Gateway Casinos & Entertainment Ltd. 144A
8.875%, 11/15/17(4)	140	CAD	146
HD Supply, Inc. 10.500%, 1/15/21	1,240		1,294
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(4)	830		832
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	450		487
Lynx I Corp. 144A 5.375%, 4/15/21(4)	500		523
MGM Resorts International 7.625%, 1/15/17	500		557
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	525		553
Ono Finance II plc 144A 10.875%, 7/15/19(4)	315		328
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	225		230

	PAR VALUE		VALUE
Consumer Discretionary—continued
Sinclair Television Group, Inc. 144A 5.375%, 4/1/21(4)	$1,870		$1,865

			9,862

Consumer Staples—0.5%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	1,400		1,472
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	1,690		1,694

			3,166

Energy—1.4%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450		495
Chesapeake Energy Corp. 5.375%, 6/15/21	1,535		1,545
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546		565
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250		1,334
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	500		541
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	750		812
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	1,370		1,336
Plains Exploration & Production Co. 6.500%, 11/15/20	1,000		1,110
Venoco, Inc. 8.875%, 2/15/19	875		853

			8,591

Financials—2.6%
Air Lease Corp. 4.750%, 3/1/20	1,190		1,220
Aircastle Ltd. 6.250%, 12/1/19	1,190		1,306
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	750		795
Avis Budget Car Rental LLC 144A 4.875%, 11/15/17(4)	455		469
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	1,300	BRL	649
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	385		394
Hexion U.S. Finance Corp. 144A 8.875%, 2/1/18(4)	1,375		1,430
6.625%, 4/15/20	120		121
144A 6.625%, 4/15/20(4)	1,250		1,259
International Lease Finance Corp. 3.875%, 4/15/18	790		789
Nationstar Mortgage LLC (Nationstar Capital Corp.) 144A 6.500%, 7/1/21(4)	1,295		1,357

	PAR VALUE	VALUE
Financials—continued
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	$715	$756
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 9.000%, 4/15/19	500	531
5.750%, 10/15/20	940	960
SLM Corp.
4.625%, 9/25/17	315	328
7.250%, 1/25/22	900	1,006
Spansion LLC 7.875%, 11/15/17	275	292
United Rentals North America, Inc. 7.375%, 5/15/20	1,000	1,115
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization
10.250%, 2/15/16	605	627

		15,404

Health Care—0.3%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055	1,108
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	315	331
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	500	491

		1,930

Industrials—0.9%
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	765	786
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575	635
Rexel SA 144A 5.250%, 6/15/20(4)	1,230	1,252
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	670	744
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	900	936
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(4)	715	770
U.S. Airways Pass-Through-Trust 98-1 6.850%, 1/30/18	714	756

		5,879

Information Technology—0.9%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	1,590	1,562
Ceridian Corp. 144A 11.000%, 3/15/21(4)	55	59
First Data Corp.
11.250%, 3/31/16	1,000	1,010
144A 6.750%, 11/1/20(4)	1,000	1,047
144A 11.250%, 1/15/21(4)	1,090	1,139

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Igloo Holdings Corp. PIK Interest Capitalization 144A 8.250%, 12/15/17(4)	$285	$293
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	200	208

		5,318

Materials—1.4%
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	1,200	1,319
Calumet Specialty Products Partners LP 9.375%, 5/1/19	433	487
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	1,499	1,750
144A 5.875%, 3/25/19(4)	815	825
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	750	813
Huntsman International LLC 144A 4.875%, 11/15/20(4)	390	394
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	225	248
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	1,000	974
United States Steel Corp. 6.875%, 4/1/21	1,235	1,275
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	685	808

		8,893

Telecommunication Services—0.9%
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(4)	1,000	1,042
Equinix, Inc. 4.875%, 4/1/20	580	587
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	1,230	1,255
ITC Deltacom, Inc. 10.500%, 4/1/16	616	651
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	1,105	1,162
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	1,100	1,193

		5,890
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $62,729)		64,933

LOAN AGREEMENTS(3)—88.7%

Consumer Discretionary—24.9%
99 Cents Only Stores Tranche B-1, 5.250%, 1/11/19	988	1,002
Academy Ltd. 4.750%, 8/3/18	1,580	1,605

	PAR VALUE	VALUE
Consumer Discretionary—continued
Acosta, Inc. Tranche D, 5.000%, 3/2/18	$1,957	$1,988
Acquisitions Cogeco Cable II L.P. (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B,
4.500%, 12/2/19	905	920
Advantage Sales & Marketing First Lien, 4.250%, 12/18/17	516	523
Second Lien, 8.250%, 6/17/18	527	536
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	1,052	1,073
Allison Transmission, Inc. Tranche B-3 4.250%, 8/23/19	1,185	1,204
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/16/18	985	995
ARC Automotive Group, Inc. (Casco Automotive Group, Inc.) 6.250%, 11/15/18	998	1,005
Armstrong World Industries, Inc. 0.000%, 3/15/20(8)	3,000	3,027
August Holding Co., Inc. (Schrader)
First Lien, US 6.250%, 4/27/18	433	440
First Lien, LUX 6.250%, 4/27/18	562	572
BJ’s Wholesale Club, Inc.
First Lien, 4.250%, 9/26/19	998	1,009
Second Lien, 9.750%, 3/26/20	315	328
Boyd Gaming Corp. 3.676%, 12/17/15	1,259	1,268
Bresnan Broadband Holdings LLC Tranche B,
4.500%, 12/14/17	932	941
Bright Horizons Family Solutions LLC (Bright Horizons Family Solutions, Inc.) Tranche B, 4.000%, 1/30/20	1,499	1,514
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	1,548	1,583
Tranche B-6, 5.454%, 1/28/18	3,535	3,285
Cannery Casino Resorts LLC First Lien, 6.000%, 10/2/18	905	923
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19	421	428
Cequel Communications LLC 4.000%, 2/14/19	1,782	1,802
Charter Communications Operating LLC Tranche D, 4.000%, 5/15/19	3,320	3,356

	PAR VALUE		VALUE
Consumer Discretionary—continued
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	$2,945		$3,004
Clear Channel Communications, Inc. Tranche B, 3.854%, 1/29/16	4,854		4,316
Cumulus Media Holdings, Inc.
First Lien, 4.500%, 9/17/18(8)	1,973		2,004
Second Lien, 7.500%, 9/16/19	1,000		1,036
Dave & Buster’s, Inc. 5.500%, 6/1/16	1,403		1,407
EB Sports Corp. 11.500%, 12/31/15	1,000		1,001
Entercom Radio LLC Tranche B, 5.333%, 11/23/18	2,388		2,436
Federal – Mogul Corp.
Tranche B, 2.138%, 12/29/14	2,632		2,470
Tranche C, 2.138%, 12/28/15	1,344		1,262
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	1,258		1,275
Fram Group Holdings, Inc. (Prestone Holdings, Inc.)
First Lien, 6.500%, 7/29/17	950		965
Second Lien, 10.500%, 1/29/18	500		510
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	913	CAD	900
General Nutrition Centers, Inc. Tranche B,
3.750%, 3/2/18	1,748		1,766
Getty Images, Inc. 4.750%, 10/18/19(8)	1,596		1,620
Granite Broadcasting Corp. Tranche B, First Lien, 9.500%, 5/23/18	1,187		1,190
Harbor Freight Tools USA, Inc. (Central Purchasing LLC) 5.500%, 11/14/17	1,493		1,513
HD Supply, Inc. 4.500%, 10/12/17	3,298		3,337
Hostess Brands Acquisition LLC 0.000%, 3/21/20(8)	2,923		2,996
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	1,044		1,057
Isle of Capri Casinos 5.750%, 3/25/17	438		443
Kalispel Tribal Economic Authority 7.500%, 2/25/17	902		913
KAR Auction Services, Inc. 3.750%, 5/19/17	2,683		2,722
Lamar Media Corp. Tranche B, 4.000%, 12/30/16	58		58
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	2,747		2,775
Las Vegas Sands LLC
Tranche DD-I, 1.710%, 5/23/14	64		64

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Non-Extended Tranche B, 1.710%, 5/23/14	$313	$314
Extended Tranche DD-I, 2.710%, 11/23/16	211	212
Extended Tranche B, 2.710%, 11/23/16	1,046	1,050
Laureate Education, Inc. Series 2018, 5.250%, 6/15/18	1,496	1,513
Leslie’s Poolmart, Inc. Tranche B 4.625%, 10/16/19	1,971	2,002
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien, 6.000%, 6/9/17	983	998
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	485	490
MCC LLC (Mediacom Broadband Group)
Tranche F, 4.500%, 10/23/17	973	981
Tranche G, 4.000%, 1/20/20	995	1,005
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	203	206
Merrill Communications LLC 7.250%, 3/5/18	1,725	1,729
Metaldyne LLC 5.000%, 12/18/18	998	1,007
MGM Resorts International (MGM Grand Detroit LLC)
Tranche A, 3.284%, 12/20/17	1,995	2,002
Tranche B, 4.250%, 12/20/19	1,604	1,633
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	4,000	4,047
Midcontinent Communications Tranche B, 4.693%, 12/31/16	1,125	1,133
Mitchell International, Inc. 0.000%, 3/28/16(8)	2,267	2,275
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Tranche B, 4.250%, 6/29/18	1,622	1,643
Neiman Marcus Group, Inc. (The) 4.000%, 5/16/18	2,000	2,021
Nielsen Finance LLC Tranche E, 2.952%, 5/1/16	1,657	1,676
Nine Entertainment Group Ltd. (fPBL Media Group Limited) Tranche B, 3.500%, 2/5/20	2,500	2,513
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	698	701
Party City Holdings, Inc. 4.250%, 7/27/19	995	1,004
Peninsula Gaming LLC Tranche B, 5.750%, 11/20/17	998	1,016

	PAR VALUE	VALUE
Consumer Discretionary—continued
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	$2,091	$2,112
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,325	1,357
Pilot Travel Centers LLC
Refinancing Tranche B, 3.750%, 3/30/18	691	700
First Amendment Tranche B, 4.250%, 8/7/19	82	83
Playboy Enterprises, Inc. 8.250%, 3/6/17	441	445
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	568	575
Radio One, Inc. 7.500%, 3/31/16	597	613
Remy International, Inc. Tranche B, 4.250%, 3/5/20	1,998	2,023
Salem Communications Corp. 4.500%, 3/14/20	1,000	1,015
Scientific Games International, Inc. 0.000%, 6/30/15(8)	2,000	2,013
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	1,623	1,642
Tranche B, 4.460%, 1/31/17	928	938
Seven Sea Cruises S. DE R.L. Tranche B-1,
4.750%, 12/21/18	1,718	1,744
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,075	1,086
SRAM LLC
First Lien, 5.250%, 6/7/18	366	367
Second Lien, 8.500%, 12/7/18	571	582
Station Casinos LLC 0.000%, 3/1/20(8)	2,432	2,464
TCW Group 4.000%, 2/6/20	1,011	1,026
TI Group Auto Systems LLC 0.000%, 3/27/19(8)	1,584	1,600
Transtar Holding Co.
First Lien, 5.500%, 10/9/18	995	1,007
Second Lien, 9.750%, 10/9/19	460	474
Tribune Co. Tranche B, 4.000%, 12/31/19(8)	1,049	1,061
UCI International, Inc. (United Components)
5.500%, 7/26/17	1,243	1,253
Univision Communications, Inc. First Lien,
4.750%, 3/1/20	6,395	6,438
Velo Holdings, Inc.(Velo ACU LLC) 15.000%, 2/4/18	182	183

	PAR VALUE	VALUE
Consumer Discretionary—continued
Veyance Technologies, Inc. 5.250%, 9/8/17	$2,000	$2,007
Virgin Media Investment Holdings Ltd. 0.000%, 2/15/20(8)	2,847	2,839
VWR Funding, Inc.
Tranche B-1, 4.204%, 4/3/17	167	169
4.454%, 4/3/17	1,215	1,230
WideOpenWest Finance LLC
0.000%, 7/19/17(8)	287	290
0.000%, 7/17/18(8)	2,233	2,261
0.000%, 3/15/19(8)	2,109	2,133
WMG Acqusition Corp. 5.250%, 11/1/18	830	844
Yankee Cable Acquisition LLC 6.250%, 3/1/20	947	964
Zuffa LLC 5.750%, 2/25/20	2,708	2,748

		155,824

Consumer Staples—6.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,087	1,105
Second Lien, 9.500%, 10/10/17	1,035	1,072
American Rock Salt Co. LLC 5.500%, 4/25/17	1,207	1,210
Aramark Corp. Tranche D, 4.000%, 8/22/19	4,457	4,506
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	2,039	2,045
Second Lien, 8.750%, 12/21/20	520	522
Del Monte Foods Co. 4.000%, 3/8/18	3,547	3,585
Dole Food Co. Tranche B-2, 0.000%, 7/8/18(8)	688	690
Heinz (H.J.) Co. Tranche B1, 0.000%, 3/27/19(8)	1,730	1,740
Tranche B2, 0.000%, 3/27/19(8)	7,231	7,302
Pinnacle Foods Finance LLC
Tranche F, 4.750%, 10/17/18	1,352	1,369
Tranche E, 4.750%, 10/17/18	212	214
Revlon Consumer Products Corp. 4.000%, 11/20/17	1,605	1,632
Reynolds Group Holdings, Inc. 4.750%, 9/28/18	2,043	2,075
Rite Aid Corp.
Tranche 6, 4.000%, 2/21/20	4,000	4,053
Tranche 1, Second Lien 5.750%, 8/21/20	101	105
Smart & Final, Inc. 5.750%, 11/15/19	1,496	1,520
Solvest Ltd. (Dole) Tranche C-2, 6.000%, 7/8/18	1,231	1,235
Supervalu, Inc. 0.000%, 3/21/19(8)	984	1,002

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Yankee Candle Co., Inc. (The) 5.250%, 4/2/19	$1,805	$1,821

		38,803

Energy—3.7%
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	657	672
Chesapeake Energy Corp. 5.750%, 12/2/17	2,910	3,004
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	200	205
Energy Transfer Equity LP 3.750%, 3/24/17	2,000	2,012
EP Energy LLC (Everest Acquisition LLC)
Tranche B-1, 5.000%, 5/24/18	850	862
Tranche B-2, 4.500%, 4/30/19	1,953	1,981
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,921	1,824
Gibson Energy ULC Tranche B, 4.750%, 6/15/18	2,864	2,909
Meg Energy Corp. 0.000%, 3/31/20(8)	2,500	2,531
NGPL Pipeco LLC 6.750%, 9/15/17	1,134	1,152
Plains Exploration & Production Co. 4.000%, 11/30/19	621	623
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,325
Samson Investment Co. Second Lien, 6.000%, 9/25/18	1,262	1,279
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	1,530	1,542
Tesoro Corp. 0.000%, 1/28/16(8)	1,000	1,014

		22,935

Financials—6.4%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	1,496	1,519
Asurion LLC (Asurion Corp.) 4.500%, 5/24/19	3,298	3,339
Capital Automotive LP Tranche B, 0.000%, 3/11/17(8)	2,041	2,054
Delos Aircraft, Inc. 4.750%, 4/12/16	728	734
iPayment, Inc . 5.750%, 5/8/17	927	933
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	500	534
4.500%, 10/15/17	3,584	3,623

	PAR VALUE	VALUE
Financials—continued
Lonestar Intermediate Super Holdings LLC
11.000%, 9/2/19	$300	$323
MIP Delaware LLC Tranche B-1, 4.000%, 7/12/18	1,905	1,923
Nuveen Investments, Inc.
Tranche A, First Lien 5.204%, 5/13/17	2,925	2,986
Second Lien, 8.250%, 2/28/19	1,792	1,829
Ocwen Financial Corp. 5.000%, 2/15/18	822	838
RE/MAX LLC (RE/MAX International LLC)
5.500%, 4/16/16	1,085	1,099
Realogy Corp.
Extended LOC, 2.230%, 10/10/16	446	453
Tranche B, 4.500%, 3/5/20	7,565	7,681
RPI Finance Trust 4.000%, 11/9/18	1,335	1,350
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	1,935	1,950
Trans Union LLC 0.000%, 2/8/19(8)	1,508	1,531
UPC Financing Partnership 4.000%, 1/31/21	3,250	3,305
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	1,916	1,953

		39,957

Health Care—12.8%
Alere, Inc. (IM US Holdings LLC) 0.000%, 6/30/17(8)	667	674
Tranche B-1, 5.125%, 6/30/17	988	998
Tranche B, 5.125%, 6/30/17	985	995
Alkermes, Inc. First Lien, 0.000%, 9/25/19(8)	1,000	1,002
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	1,537	1,544
Tranche B, Second Lien, 8.500%, 2/14/20	1,100	1,105
AMN Healthcare, Inc. 0.000%, 4/5/18(8)	410	412
Tranche B, 5.750%, 4/5/18	1,165	1,172
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	1,021	1,032
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18(8)	865	882
Second Lien, 11.000%, 1/2/19(8)	375	384
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	508	512
Bausch & Lomb, Inc. 5.250%, 5/17/19	1,985	2,008

	PAR VALUE	VALUE
Health Care—continued
Biomet, Inc. Tranche B-1, 3.974%, 7/25/17	$1,990	$2,016
BSN Medical Luxembourg Holding, S.A.R.L. (P&F Capital) 5.000%, 8/28/19	1,000	1,010
Capsugel Holdings U.S., Inc. 5.954%, 8/1/18	796	811
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.)
Tranche 1, 3.704%, 9/15/16	967	977
Tranche 2, 4.250%, 9/15/17	264	266
Community Health Systems, Inc. Extended, 3.784%, 1/25/17	3,275	3,314
ConvaTec, Inc. 5.000%, 12/22/16	1,508	1,538
CRC Health Corp. Tranche B-2, 4.784%, 11/16/15	1,457	1,459
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	3,035	3,072
Drumm Investors LLC (Golden Living) 5.000%, 5/4/18	1,719	1,666
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	741	752
Generic Drug Holdings, Inc. 5.000%, 10/29/19	867	882
Grifols, Inc. Tranche B, 4.250%, 6/1/17	979	990
HCA, Inc. Tranche B-3, 3.454%, 5/1/18	2,326	2,349
Healogics, Inc. (National Healing Corp.) Tranche B, First Lien, 5.250%, 2/5/19	360	365
Health Management Associates, Inc. Tranche B, 0.000%, 11/16/18(8)	3,320	3,356
Hologic, Inc. Tranche B, 4.500%, 8/1/19	3,358	3,409
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	2,022	2,052
INC Research LLC 6.000%, 7/12/18	562	569
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	1,177	1,172
Kinetic Concepts, Inc.
Tranche C-2, 5.000%, 11/4/16	951	966
Tranche C-1, 5.500%, 5/4/18	83	85
MModal, Inc. Tranche B, 6.750%, 8/16/19	1,293	1,254
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	370	372
Multiplan, Inc. Tranche B-1, 4.000%, 8/26/17	2,265	2,294
National Mentor Holdings, Inc. 6.500%, 2/9/17	980	996

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	$1,216	$1,213
NBTY, Inc.
Tranche B-2, 3.500%, 10/1/17	2,831	2,871
Par Pharmaceutical Cos, Inc. (Par Pharmaceutical, Inc.) Tranche B-1, 4.250%, 9/30/19	1,376	1,393
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.250%, 12/5/18	1,995	2,024
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	1,531	1,558
Quintiles Transnational Corp. Tranche B-2, 4.500%, 6/8/18	1,461	1,483
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	1,007	1,015
Select Medical Corp. Tranche B, 5.750%, 6/1/18	1,009	1,017
Sheridan Holdings, Inc. 4.500%, 6/29/18	1,864	1,881
Smile Brands Group, Inc. Tranche B, 0.000%, 12/21/17(8)	733	695
Surgery Center Holdings, Inc. 6.500%, 2/6/17	1,225	1,228
Surgical Care Affiliates LLC Tranche A, 5.500%, 6/29/18	1,474	1,479
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	483	492
United Surgical Partners International, Inc. Tranche B, 7.000%, 4/3/19	2,110	2,128
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	847	858
Valeant Pharmaceuticals International, Inc.
Tranche D-1, 3.500%, 2/13/19	3,543	3,590
Tranche C-1, 3.500%, 12/11/19	1,035	1,049
Vanguard Health Holding Company II LLC (Vanguard Health System, Inc.) Tranche B, 3.750%, 1/29/16	2,133	2,163
Warner Chilcott Co. LLC Tranche B-2, 4.250%, 3/15/18	198	201
Warner Chilcott Corp.
Tranche B-1, 4.250%, 3/15/18	243	247
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	439	447

	PAR VALUE	VALUE
Health Care—continued
Tranche B-1, 4.250%, 3/15/18	$558	$568

		80,312

Industrials—9.5%
ADS Waste Holdings Tranche B, 4.250%, 10/9/19	3,101	3,140
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	1,562	1,577
Second Lien, 9.500%, 12/10/19	110	112
Altegrity, Inc. (U.S. Investigations Services, Inc.) 3.204%, 2/21/15	1,138	1,118
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	249	252
Apex Tool Group LLC 4.500%, 1/31/20	3,000	3,045
Avis Budget Car Rental LLC Tranche B, 3.750%, 3/15/19	1,500	1,520
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	1,107	1,116
Booz Allen & Hamilton, Inc. Tranche B, 4.500%, 7/31/19	995	1,011
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	1,038	1,050
Second Lien, 11.000%, 10/23/19	465	465
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	1,587	1,618
Brock Holdings Ill, Inc.
First Lien, 6.375%, 3/16/17	827	838
Second Lien, 10.000%, 3/16/18	450	456
Ceridian Corp. Extended, 5.953%, 5/9/17	3,694	3,767
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	1,184	1,202
Second Lien, 9.000%, 11/19/20	345	355
Commercial Barge Line Co. Tranche B, 7.500%, 7/31/20	2,711	2,724
Delta Air Lines, Inc. 4.250%, 4/20/17	985	1,000
Tranche B-1, 5.250%, 10/18/18	442	450
DigitalGlobe, Inc. 3.750%, 1/31/20	147	149
Douglas Dynamics LLC 5.750%, 4/18/18	901	905

	PAR VALUE	VALUE
Industrials—continued
Ducommun, Inc. 4.750%, 6/28/17	$1,689	$1,720
Edwards Ltd. 0.000%, 3/5/20(8)	1,900	1,909
Emergency Medical Services Corp. 4.000%, 5/25/18	3,750	3,798
Garda Security Group, Inc. Tranche B 4.500%, 11/13/19	696	706
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	1,436	1,423
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,600	1,605
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	1,337	1,354
McJunkin Red Man Corp. 6.250%, 11/8/19	1,173	1,191
Mirror Bidco, Inc. 5.250%, 12/28/19	623	631
Navistar, Inc. Tranche B, 7.000%, 8/17/17	1,895	1,921
Nortek, Inc. 5.250%, 4/26/17	399	403
Protection One, Inc. 4.250%, 3/21/19	3,193	3,224
Sequa Corp. 5.250%, 6/19/17	748	762
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	467	472
SI Organization, Inc. (The) Tranche B, 4.500%, 11/22/16	978	979
Swift Transportation Co. LLC Tranche B-2, 5.000%, 12/21/17	706	716
Terex Corp. 4.500%, 4/28/17	1,576	1,608
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	3,035	3,081
U.S. Airways Group, Inc. 2.705%, 3/21/14	2,464	2,465
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	941	950
WireCo Worldgroup, Inc. 6.000%, 2/15/17	448	454

		59,242

Information Technology—12.2%
Aeroflex, Inc. Tranche B, 5.750%, 5/9/18	836	847
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	215	218
7.250%, 1/30/19	3,713	3,776
Applied Systems, Inc.
First Lien, 5.500%, 12/8/16	943	950
Second Lien, 9.500%, 6/8/17	334	336

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Autotrader.com, Inc. Tranche B-1, 4.000%, 12/15/16	$1,173	$1,189
Avaya, Inc. Tranche B-5, 8.000%, 3/31/18	1,472	1,484
AVG Technologies N.V. 8.250%, 3/15/16	381	383
Blue Coat Systems, Inc. 5.750%, 2/15/18	1,461	1,477
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(8)	708	718
CDW LLC (CDW Corp.) Extended, 4.000%, 7/15/17	2,538	2,553
Commscope, Inc. Tranche 2, 3.750%, 1/14/18	1,499	1,517
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,201	1,222
Deltek, Inc.
First Lien, 5.000%, 10/10/18	1,401	1,415
Second Lien, 10.000%, 10/10/19	144	147
DynCorp International, Inc. 6.250%, 7/7/16	990	999
Epicor Software Corp. (Eagle Parent Inc.) Tranche B-1, 4.500%, 5/16/18	2,948	2,988
Eze Castle Software, Inc.
0.000%, 3/31/19(8)	139	141
0.000%, 3/14/21(8)	175	179
First Data Corp.
Tranche B, 5.204%, 3/24/17	1,864	1,883
5.204%, 3/24/17	2,516	2,542
4.204%, 3/23/18	3,000	2,995
Freescale Seminconductor, Inc. Tranche B-1 0.000%, 3/1/20(8)	1,937	1,948
Genpact Ltd. 4.250%, 8/30/19	498	506
Go Daddy Operating Co. LLC 9.500%, 9/7/14	2,000	2,034
Tranche B-1 0.000%, 12/17/18(8)	2,112	2,127
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	1,697	1,717
Infor (US), Inc. (Lawson Software, Inc.) Tranche B-2 5.250%, 4/5/18	4,069	4,141
Interactive Data Corp. 0.000%, 2/11/18(8)	2,386	2,416
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,976	1,961
Ipreo Holdings LLC
Tranche B-3 6.500%, 8/7/17	263	266
Tranche B-2 6.500%, 8/7/17	963	976
Microsemi Corp. 3.750%, 2/19/20	887	897
Mirion Technologies, Inc. 6.250%, 3/30/18	1,229	1,240
Moneygram International, Inc. 0.000%, 3/28/20(8)	815	824

	PAR VALUE	VALUE
Information Technology—continued
Mood Media Corp. First Lien, 7.000%, 5/6/18	$1,054	$1,061
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	1,935	1,961
NuSil Technology LLC 5.000%, 4/7/17	601	607
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	1,094	1,094
Presidio, Inc. 5.750%, 3/31/17	1,774	1,794
Riverbed Technology, Inc. 4.000%, 12/18/19(8)	285	288
RP Crown Parent LLC
First Lien 6.750%, 12/21/18	623	637
Second Lien, 11.250%, 12/21/19	533	559
Scitor Corp. 5.000%, 2/15/17	882	886
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 8.000%, 12/7/18(8)	606	615
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	488	435
Sophia LP Tranche B, 4.500%, 7/19/18	1,160	1,179
Sourcehov LLC (Corpsource Finance Holdings LLC) Tranche B, First Lien, 6.625%, 4/28/17	1,228	1,224
Spansion LLC 0.000%, 12/13/18(8)	790	801
SRA International, Inc. 6.500%, 7/20/18	1,226	1,226
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	1,028	1,042
SunGard Data Systems, Inc. (Solar Capital Corp.)
Tranche D, 4.500%, 1/31/20	2,528	2,565
Tranche E, 0.000%, 3/8/20(8)	591	598
SymphonyIRI Group, Inc. (Information Resources, Inc.) 0.000%, 12/1/17(8)	537	542
Verifone, Inc. Tranche B, 4.250%, 12/28/18	427	429
Vertafore, Inc. First Lien, 5.250%, 7/29/16	1,466	1,486
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	681	685
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	698	707
Second Lien, 9.250%, 10/26/20	497	502
Zayo Group LLC (Zayo Capital, Inc.) 4.500%, 7/2/19	2,228	2,254

		76,189

	PAR VALUE	VALUE
Materials—6.6%
AI Chem & Cy SCA
0.000%, 9/12/19(8)	$658	$667
0.000%, 9/12/19(8)	342	346
Ameriforge Group, Inc. First Lien, 6.000%, 12/19/19	1,057	1,074
Second Lien, 9.750%, 12/21/20	580	595
Avantor Performance Materials Holdings, Inc.
5.250%, 6/24/17	632	633
AZ Chem US, Inc. 5.750%, 12/22/17	999	1,018
Berlin Packaging, Inc. 0.000%, 3/28/19(8)	2,500	2,527
Berry Plastics Group, Inc. Tranche D, 3.500%, 2/10/20	3,648	3,646
CEMEX Espana S.A. 0.000%, 2/14/17(8)	1,000	983
Chemtura Corp. 5.500%, 8/29/16	750	762
CPG International I, Inc. 5.750%, 9/21/19	752	761
Custom Building Products, Inc. 6.000%, 12/14/19	1,996	2,035
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,940	1,981
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 4.750%, 2/1/20	470	477
Fortescue Metals Group Ltd. 5.250%, 10/18/17	4,035	4,090
General Chemical Corp. Tranche B, 5.375%, 10/6/15	1,292	1,302
Houghton International, Inc. Holding Corp.
First Lien, 5.000%, 12/20/19	1,696	1,725
Second Lien, 9.500%, 12/21/20	630	642
Huntsman International LLC Extended Tranche B, 2.743%, 4/19/17	1,000	1,009
Ineos US Finance LLC 6.500%, 5/4/18	2,475	2,521
JFB Firth Rixson, Inc. 0.000%, 6/14/17(8)	2,000	2,021
JMC Steel Group, Inc. 4.750%, 4/1/17	827	837
Kronos, Inc. First Lien, 4.500%, 10/30/19	393	399
Second Lien, 9.750%, 4/30/20	715	749
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,287	1,310
Novelis, Inc. 3.750%, 3/10/17	636	645
PQ Corp. 4.500%, 8/7/17	1,995	2,020
Pro Mach, Inc. 0.000%, 7/6/17(8)	1,478	1,492

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
QS0001 Corp. (Tomkins Air) First Lien, 5.000%, 11/9/18	$413	$420
Tronox, Inc. 0.000%, 7/31/20(8)	1,200	1,219
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,368	1,383

		41,289

Telecommunication Services—4.4%
Cricket Communications, Inc. 0.000%, 3/1/20(8)	2,000	2,015
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	990	1,013
Integra Telecom Holdings, Inc. 6.000%, 2/22/19	1,193	1,212
Tranche B, Second Lien 9.750%, 2/28/21	449	462
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.)
3.205%, 2/1/14	1,000	1,001
Tranche B-1, 4.500%, 4/2/18	2,953	3,000
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	498	505
Tranche B-II 2019, 4.750%, 8/1/19	2,150	2,179
Tranche B 2019, 5.250%, 8/1/19	1,875	1,904
MetroPCS Wireless, Inc. Tranche B-3, 4.000%, 3/17/18	1,782	1,791
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Tranche 1, First Lien, 6.500%, 5/31/17	1,179	1,180
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	1,124	1,125
Syniverse Holdings, Inc.
0.500%, 4/23/19	1,000	1,005
5.000%, 4/23/19	1,489	1,503
Telesat Canada, Inc.
0.000%, 3/28/19(8)	2,000	2,025
Tranche B, 5.500%, 3/28/19	1,787	1,807
West Corp. 4.250%, 6/30/18	2,540	2,586
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	1,237	1,252

		27,565

Utilities—2.0%
AES Corp. 5.000%, 6/1/18	1,533	1,556
Calpine Corp.
4.000%, 4/1/18	1,960	1,989
4.000%, 10/9/19	746	758
NRG Energy, Inc. 3.250%, 7/1/18	2,860	2,902

	PAR VALUE	VALUE
Utilities—continued
Silver II Borrower SCA 4.000%, 12/13/19	$2,749	$2,776
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.747%, 10/10/17	3,945	2,807

		12,788
TOTAL LOAN AGREEMENTS (Identified Cost $546,660)		554,904

	SHARES
COMMON STOCKS—0.2%

Consumer Discretionary—0.2%
Tribune Co.(2)	25,978	1,477
Velo Holdings, Inc.(6)(7)	70,371	0

		1,477

Materials—0.0%
Catalyst Paper Corp.(2)	441	1
TOTAL COMMON STOCKS (Identified Cost $1,061)		1,478
TOTAL LONG TERM INVESTMENTS—100.8%
(Identified cost $618,405)		629,468	(9)

SHORT-TERM INVESTMENTS—16.0%

Money Market Mutual Funds—16.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	100,099,099	100,099
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $100,099)		100,099
TOTAL INVESTMENTS—116.6% (Identified Cost $718,504)		729,567	(1)
Other assets and liabilities, net—(16.6)%		(104,173)

NET ASSETS—100.0%		$625,394

Abbreviation:

PIK	Payment-in-Kind Security

Foreign Currencies:

BRL	Brazilian Real
CAD	Canadian Dollar

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $40,717 or 6.5% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(7)	Illiquid security.
(8)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(9)	All or a portion segregated as collateral for delayed delivery transactions.

Country Weightings†
United States	91%
Canada	3
Australia	1
Luxembourg	1
Mexico	1
United Kingdom	1
Other	2
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,284	$—	$2,453	$831
Corporate Bonds And Notes	64,933	—	64,933	—
Foreign Government Securities	1,194	—	1,194	—
Loan Agreements	554,904	—	554,904	—
Mortgage-Backed Securities	3,675	—	3,675	—
Equity Securities:
Common Stocks	1,478	1,477	—	1	(d)
Short-Term Investments	100,099	100,099	—	—

Total Investments	$729,567	$101,576	$627,159	$832

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities		Corporate Bonds and Notes	Loan Agreements	Common Stocks
Investments in Securities
Balance as of September 30, 2012:	$292	$—		$6	$286	$—
Accrued discount/(premium)	—	—	(c)	—	— (c)	—
Realized gain (loss)	(381)	—	(c)	—	(381)	—
Change in unrealized appreciation (depreciation)	646	6		243	396	1
Purchases	829	829		—	—	—
Sales(b)	(370)	(4)		(249)	(117)	—
Transfers into Level 3 (a)	—	—		—	—	—
Transfers from Level 3(a)	(184)	—		—	(184)	—

Balance as of March 31, 2013	$832	$831		$—	$—	$1	(d)

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security currently priced at zero $0. See the last paragraph under “Note 2A Security Valuation” for a description of valuation process in place and qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%

Consumer Discretionary—35.6%
Amazon.com, Inc.(2)	88	$23
AMC Networks, Inc.(2)	366	23
American Eagle Outfitters, Inc.	1,204	23
Apollo Group, Inc. Class A(2)	1,327	23
AutoNation, Inc.(2)	519	23
Buckle, Inc. (The)	473	22
Cabela’s, Inc.(2)	378	23
Cablevision Systems Corp. Class A	1,512	23
Carnival Corp.	664	23
CBS Corp. Class B	492	23
Choice Hotels International, Inc.	559	24
Columbia Sportswear Co.	385	22
Comcast Corp. Class A	549	23
Dick’s Sporting Goods, Inc.	473	22
Discovery Communications, Inc. Class A(2)	286	23
DISH Network Corp. Class A(2)	598	23
DR Horton, Inc.	915	22
DSW, Inc. Class A	344	22
Expedia, Inc.	359	22
Family Dollar Stores, Inc.	368	22
Fossil, Inc.(2)	237	23
Gap, Inc. (The)	633	22
Garmin Ltd.	680	22
Host Hotels & Resorts, Inc.	1,329	23
Hyatt Hotels Corp. Class A(2)	533	23
Las Vegas Sands Corp.	420	24
Lennar Corp. Class A	536	22
Liberty Global, Inc. Class A(2)	320	23
Liberty Media Corp.(2)	205	23
Liberty Media Corp. – Interactive Class A(2)	1,035	22
Liberty Ventures(2)	299	23
Ltd. Brands, Inc.	513	23
Madison Square Garden Co./The(2)	396	23
Marriott International, Inc.	567	24
Marriott Vacations Worldwide Corp.(2)	527	23
MGM Resorts International(2)	1,731	23
Mohawk Industries, Inc.(2)	204	23
Morningstar, Inc.	324	23
News Corp. Class A	746	23
NIKE, Inc. Class B	380	22
Nordstrom, Inc.	423	23
Penske Automotive Group, Inc.	673	22
Ralph Lauren Corp.	134	23
Sears Holdings Corp.(2)	434	22
Sears Hometown and Outlet Stores, Inc.(2)	565	23
Starbucks Corp.	394	22
Starz – Liberty Capital(2)	1,060	23
Tesla Motors, Inc.(2)	617	23
Under Armour, Inc. Class A(2)	447	23
Urban Outfitters, Inc.(2)	583	23
Viacom, Inc. Class B	365	22
Wendy’s Co. (The)	4,022	23
Wynn Resorts Ltd.	185	23

		1,206

Consumer Staples—6.1%
Brown-Forman Corp. Class B	327	23
Campbell Soup Co.	522	24

	SHARES	VALUE
Consumer Staples—continued
Dole Food Co., Inc.(2)	2,124	$23
Estee Lauder Cos., Inc. (The) Class A	354	23
Hain Celestial Group, Inc. (The)(2)	364	22
Harbinger Group, Inc.(2)	2,717	22
Monster Beverage Corp.(2)	466	22
PriceSmart, Inc.	292	23
Tootsie Roll Industries, Inc.	759	23

		205

Energy—4.7%
Chesapeake Energy Corp.	1,107	23
Continental Resources, Inc.(2)	266	23
CVR Energy, Inc.(2)	434	22
Hess Corp.	322	23
Occidental Petroleum Corp.	287	23
RPC, Inc.	1,424	22
W&T Offshore, Inc.	1,557	22

		158

Financials—17.5%
Altisource Portfolio Solutions SA(2)	323	22
Amtrust Financial Services, Inc.	644	22
Berkley (W.R.) Corp.	519	23
Berkshire Hathaway, Inc. Class B(2)	220	23
BOK Financial Corp.	362	23
Boston Properties, Inc.	224	23
Brown & Brown, Inc.	716	23
Charles Schwab Corp. (The)	1,288	23
Credit Acceptance Corp.(2)	178	22
Equity Lifestyle Properties, Inc.	303	23
Equity Residential	413	23
Erie Indemnity Co. Class A	302	23
First Citizens BancShares, Inc. Class A	124	23
Franklin Resources, Inc.	152	23
Greenlight Capital Re Ltd. Class A(2)	921	22
Hilltop Holdings Inc(2)	1,662	22
Howard Hughes Corp. (The)(2)	271	23
Leucadia National Corp.	842	23
Loews Corp.	514	23
Mercury General Corp.	604	23
Ocwen Financial Corp.(2)	646	24
Progressive Corp. (The)	909	23
Raymond James Financial, Inc.	492	23
Simon Property Group, Inc.	142	22
Taubman Centers, Inc.	300	23
Vornado Realty Trust	277	23

		593

Health Care—3.9%
Bruker Corp.(2)	1,197	23
Cerner Corp.(2)	243	23
Halozyme Therapeutics, Inc.(2)	3,273	19
Opko Health, Inc.(2)	2,961	23
Pharmacyclics, Inc.(2)	289	23
Teva Pharmaceutical Industries Ltd.	565	22

		133

Industrials—8.7%
American Railcar Industries, Inc.	508	24
Cintas Corp.	521	23

	SHARES	VALUE
Industrials—continued
Colfax Corp.(2)	484	$22
Covanta Holding Corp.	1,121	23
Danaher Corp.	366	23
Fastenal Co.	439	23
FedEx Corp.	230	23
Grainger (W.W.), Inc.	100	22
Illinois Tool Works, Inc.	363	22
MSC Industrial Direct Co., Inc. Class A	257	22
Navistar International Corp.(2)	650	22
Rollins, Inc.	934	23
Werner Enterprises, Inc.	919	22

		294

Information Technology—17.5%
Amkor Technology, Inc.(2)	5,494	22
Anixter International, Inc.(2)	321	23
Broadcom Corp. Class A	657	23
Dell, Inc.	1,599	23
DST Systems, Inc.	326	23
eBay, Inc.(2)	424	23
EchoStar Corp. Class A(2)	586	23
Google, Inc. Class A(2)	28	22
IAC/InterActiveCorp.	513	23
Intuit, Inc.	345	23
Marvell Technology Group Ltd.	2,213	23
Mentor Graphics Corp.	1,295	23
Molex, Inc.	779	23
National Instruments Corp.	706	23
Oracle Corp.	706	23
Paychex, Inc.	656	23
Pegasystems, Inc.	788	22
QUALCOMM, Inc.	343	23
Rackspace Hosting, Inc.(2)	441	22
RealPage, Inc.(2)	1,128	23
Salesforce.com, Inc.(2)	128	23
Syntel, Inc.(2)	342	23
Take-Two Interactive Software, Inc.(2)	1,456	24
TeleTech Holdings, Inc.(2)	1,103	23
WebMD Health Corp.(2)	914	22
Yahoo!, Inc.(2)	972	23

		594

Materials—5.2%
Airgas, Inc.	231	23
Huntsman Corp.	1,210	23
Kronos Worldwide, Inc.	1,419	22
LyondellBasell Industries N.V. Class A	350	22
NewMarket Corp.	86	22
Novagold Resources, Inc.(2)	5,719	21
Scotts Miracle-Gro Co. (The) Class A	509	22
Westlake Chemical Corp.	240	22

		177
TOTAL COMMON STOCKS (Identified Cost $3,183)		3,360
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified cost $3,183)		3,360

See Notes to Financial Statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	28,958	$29
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $29)		29
TOTAL INVESTMENTS—100.1% (Identified Cost $3,212)		3,389	(1)
Other assets and liabilities, net—(0.1)%		(2)

NET ASSETS—100.0%		$3,387

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings (Unaudited)†
United States	93%
Bermuda	1
Canada	1
Cayman Islands	1
Israel	1
Panama	1
United Kingdom	1
Other	1
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,360	$3,360
Short-Term Investments	29	29

Total Investments	$3,389	$3,389

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Bond Fund		CA Tax-Exempt Bond Fund		Disciplined Equity Style Fund		Disciplined Select Bond Fund

Assets
Investment in securities at value(1)	$105,009		$51,764		$1,197		$1,055
Foreign currency at value(2)	22		—		—		—
Cash	52		1,459		—		—
Receivables
Investment securities sold	1,617		10		—		—
Fund shares sold	70		1		—		—
Receivable from adviser	—		—		7		7
Dividends and interest receivable	963		697		2		—	(3)
Prepaid expenses	19		12		—		—
Prepaid trustee retainer	1		—	(3)	—	(3)	—	(3)

Total assets	107,753		53,943		1,206		1,062

Liabilities
Payables
Fund shares repurchased	101		110		—		—
Investment securities purchased	2,577		26		—		—
Dividend distributions	54		85		—		—
Investment advisory fee	21		14		—		—
Distribution and service fees	22		6		—	(3)	—	(3)
Administration fee	12		6		—	(3)	—	(3)
Transfer agent fees and expenses	27		6		2		2
Trustees’ fee and expenses	—	(3)	—	(3)	—	(3)	—	(3)
Professional fee	20		15		8		8
Other accrued expenses	10		4		3		3

Total liabilities	2,844		272		13		13

Net Assets	$104,909		$53,671		$1,193		$1,049

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$105,173		$49,011		$1,077		$1,054
Accumulated undistributed net investment income (loss)	157		1		(2)		—	(3)
Accumulated undistributed net realized gain (loss)	(3,454)		596		54		(4)
Net unrealized appreciation (depreciation) on investments	3,033		4,063		64		(1)

Net Assets	$104,909		$53,671		$1,193		$1,049

Class A
Net asset value (net assets/shares outstanding) per share	$11.68		$12.72		$11.12		$9.95
Maximum offering price per share NAV/(1–2.75%)	$—		$13.08		$—		$—
Maximum offering price per share NAV/(1–3.75%)	$12.14		$—		$—		$10.34
Maximum offering price per share NAV/(1–5.75%)	$—		$—		$11.80		$—
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	5,593,549		2,049,499		16,487		15,065
Net Assets	$65,325		$26,076		$183		$150
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$11.41		$—		$—		$—
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	51,063		—		—		—
Net Assets	$583		$—		$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.45		$—		$11.10		$9.93
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	781,671		—		10,082		10,032
Net Assets	$8,949		$—		$112		$100
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.84		$12.71		$11.13		$9.95
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	2,538,645		2,170,702		80,681		80,344
Net Assets	$30,052		$27,595		$898		$799
(1) Investment in securities at cost	$101,976		$47,701		$1,133		$1,056
(2) Foreign currency at cost	$22		$—		$—		$—
(3) Amount is less than $500.
(4) All Funds with exception of Bond Fund have no par value. Bond Fund has a par value of $1.00.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Disciplined Select Country Fund		Herzfeld Fund		High Yield Fund		Multi-Sector Intermediate Bond Fund

Assets
Investment in securities at value(1)	$1,105		$4,406		$111,237		$455,505
Foreign currency at value(2)	—		—		11		—
Cash	—		—	(3)	587		1,733
Receivables
Investment securities sold	—		—		4,275		6,304
Fund shares sold	—		86		57		2,087
Receivable from adviser	7		—		—		—
Dividends and interest receivable	—	(3)	5		1,895		5,804
Prepaid expenses	—		32		30		49
Prepaid trustee retainer	—	(3)	—	(3)	1		3

Total assets	1,112		4,529		118,093		471,485

Liabilities
Payables
Fund shares repurchased	—		1		76		1,177
Investment securities purchased	—		430		5,365		15,443
Dividend distributions	—		—		105		393
Investment advisory fee	—		2		48		210
Distribution and service fees	—	(3)	1		26		158
Administration fee	—	(3)	—	(3)	12		50
Transfer agent fees and expenses	2		1		39		79
Trustees’ fee and expenses	—	(3)	—	(3)	—	(3)	1
Professional fee	8		17		23		20
Other accrued expenses	3		—	(3)	10		41

Total liabilities	13		452		5,704		17,572

Net Assets	$1,099		$4,077		$112,389		$453,913

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,050		$3,958		$133,588		$430,642
Accumulated undistributed net investment income (loss)	(4)		5		327		697
Accumulated undistributed net realized gain (loss)	—	(3)	23		(26,585)		2,648
Net unrealized appreciation (depreciation) on investments	53		91		5,059		19,926

Net Assets	$1,099		$4,077		$112,389		$453,913

Class A
Net asset value (net assets/shares outstanding) per share	$10.47		$10.75		$4.42		$11.22
Maximum offering price per share NAV/(1–3.75%)	$—		$—		$4.59		$11.66
Maximum offering price per share NAV/(1–5.75%)	$11.11		$11.41		$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	14,845		88,388		24,529,279		19,953,054
Net Assets	$155		$950		$108,425		$223,891
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—		$4.32		$11.19
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—		46,346		795,463
Net Assets	$—		$—		$200		$8,904
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.45		$10.73		$4.36		$11.31
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,000		139,060		745,575		10,786,866
Net Assets	$105		$1,492		$3,250		$121,954
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.48		$10.76		$4.42		$11.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	80,000		151,987		116,520		8,835,558
Net Assets	$839		$1,635		$514		$99,164
(1)Investment in securities at cost	$1,052		$4,315		$106,179		$435,575
(2)Foreign currency at cost	$—		$—		$11		$—
(3)Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Senior Floating Rate Fund	Wealth Masters Fund

Assets
Investment in securities at value(1)	$729,567	$3,389
Cash	5,620	1
Receivables
Investment securities sold	12,913	380
Fund shares sold	12,671	44
Receivable from adviser	—	3
Dividends and interest receivable	2,883	3
Prepaid expenses	39	31
Prepaid trustee retainer	3	—	(2)

Total assets	763,696	3,851

Liabilities
Payables
Fund shares repurchased	5,871	—
Investment securities purchased	111,288	436
Borrowings (Note 11)	20,000	—
Dividend distributions	404	—
Investment advisory fee	297	—
Distribution and service fees	164	1
Administration fee	64	—	(2)
Transfer agent fees and expenses	79	—	(2)
Trustees’ fee and expenses	1	—	(2)
Professional fee	23	22
Interest payable on line of credit	5	—
Other accrued expenses	106	5

Total liabilities	138,302	464

Net Assets	$625,394	$3,387

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$615,464	$3,203
Accumulated undistributed net investment income (loss)	(233)	—	(2)
Accumulated undistributed net realized gain (loss)	(900)	7
Net unrealized appreciation (depreciation) on investments	11,063	177

Net Assets	$625,394	$3,387

Class A
Net asset value (net assets/shares outstanding) per share	$9.91	$11.41
Maximum offering price per share NAV/(1–2.75%)	$10.19	$—
Maximum offering price per share NAV/(1–5.75%)	$—	$12.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	30,568,559	133,956
Net Assets	$302,823	$1,528
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.92	$11.39
Shares of beneficial interest outstanding, no par value, unlimited authorization	12,933,000	25,376
Net Assets	$128,286	$289
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.90	$11.41
Shares of beneficial interest outstanding, no par value, unlimited authorization	19,628,029	137,511
Net Assets	$194,285	$1,570
(1) Investment in securities at cost	$718,504	$3,212
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	Bond Fund	CA Tax-Exempt Bond Fund	Disciplined Equity Style Fund		Disciplined Select Bond Fund

Investment Income
Dividends	$41	$—	$11		$7
Interest	2,287	1,171	—		—

Total investment income	2,328	1,171	11		7

Expenses
Investment advisory fees	240	126	3		2
Service fees, Class A	84	35	—	(1)	— (1)
Distribution and service fees, Class B	3	—	—		—
Distribution and service fees, Class C	45	—	—	(1)	— (1)
Administration fees	69	36	—	(1)	1
Transfer agent fee and expenses	63	19	2		2
Custodian fees	5	1	1		1
Printing fees and expenses	5	2	2		2
Professional fees	17	16	9		9
Registration fees	29	15	13		13
Trustees’ fee and expenses	3	2	—	(1)	— (1)
Miscellaneous expenses	7	2	1		1

Total expenses	570	254	31		31
Less expenses reimbursed and/or waived by investment adviser	(117)	(51)	(27)		(27)

Net expenses	453	203	4		4

Net investment income (loss)	1,875	968	7		3

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,333	598	54		(4)
Net realized gain (loss) on foreign currency transactions	(2)	—	—		—
Net realized gain (loss) on futures	(65)	—	—		—
Net change in unrealized appreciation (depreciation) on investments	(2,787)	(824)	64		(1)
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—	—		—
Net change in unrealized appreciation (depreciation) on futures	70	—	—		—

Net gain (loss) on investments	549	(226)	118		(5)

Net increase (decrease) in net assets resulting from operations	$2,424	$742	$125		$(2)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	Disciplined Select Country Fund		Herzfeld Fund		High Yield Fund	Multi-Sector Intermediate Bond Fund

Investment Income
Dividends	$—	(1)	$43		$38	$124
Interest	—		—	(1)	3,907	13,107
Foreign taxes withheld	—		—		—	(5)

Total investment income	—	(1)	43		3,945	13,226

Expenses
Investment advisory fees	3		9		352	1,162
Service fees, Class A	—	(1)	—	(1)	131	264
Distribution and service fees, Class B	—		—		1	47
Distribution and service fees, Class C	—	(1)	2		16	577
Administration fees	—	(1)	1		70	272
Transfer agent fee and expenses	2		1		80	216
Custodian fees	1		1		3	11
Printing fees and expenses	2		1		7	19
Professional fees	9		11		19	22
Registration fees	13		24		31	45
Trustees’ fee and expenses	—	(1)	—	(1)	3	9
Miscellaneous expenses	1		2		7	25

Total expenses	31		52		720	2,669
Less expenses reimbursed and/or waived by investment adviser	(27)		(37)		(84)	—

Net expenses	4		15		636	2,669

Net investment income (loss)	(4)		28		3,309	10,557

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	13		2,600	2,788
Net realized gain (loss) on foreign currency transactions	—		—		(1)	(47)
Capital gain distributions from underlying funds	—		11		—	—
Net change in unrealized appreciation (depreciation) on investments	53		73		610	3,870
Net change in unrealized appreciation (depreciation) on foreign currency translation	—		—		1	(9)

Net gain (loss) on investments	53		97		3,210	6,602

Net increase (decrease) in net assets resulting from operations	$49		$125		$6,519	$17,159

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	Senior Floating Rate Fund	Wealth Masters Fund

Investment Income
Dividends	$19	$19
Interest	14,633	—	(1)
Foreign taxes withheld	—	—	(1)

Total investment income	14,652	19

Expenses
Investment advisory fees	1,469	6
Service fees, Class A	333	—	(1)
Distribution and service fees, Class C	519	1
Administration fees	315	1
Transfer agent fee and expenses	234	—	(1)
Custodian fees	2	17
Interest expense and fees	218	—
Printing fees and expenses	23	—	(1)
Professional fees	23	11
Registration fees	33	24
Trustees’ fee and expenses	11	—	(1)
Miscellaneous expenses	88	2

Total expenses	3,268	62
Less expenses reimbursed and/or waived by investment adviser	—	(52)

Total expenses	3,268	10

Net investment income (loss)	11,384	9

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(792)	8
Net realized gain (loss) on foreign currency transactions	(2)	—
Net change in unrealized appreciation (depreciation) on investments	7,724	161
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—

Net gain (loss) on investments	6,930	169

Net increase (decrease) in net assets resulting from operations	$18,314	$178

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Bond Fund		CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,875	$4,914	$968	$2,192
Net realized gain (loss)	3,266	7,017	598	873
Net change in unrealized appreciation (depreciation)	(2,717)	2,098	(824)	2,225

Increase (decrease) in net assets resulting from operations	2,424	14,029	742	5,290

From Distributions to Shareholders
Net investment income, Class A	(1,110)	(2,140)	(463)	(1,124)
Net investment income, Class B	(8)	(24)	—	—
Net investment income, Class C	(118)	(208)	—	—
Net investment income, Class I	(524)	(2,609)	(504)	(1,153)
Net realized long-term gains, Class A	—	—	(386)	—
Net realized long-term gains, Class I	—	—	(385)	—

Decrease in net assets from distributions to shareholders	(1,760)	(4,981)	(1,738)	(2,277)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(2,890)	(405)	(2,236)	(2,423)
Change in net assets from share transactions, Class B	(149)	(499)	—	—
Change in net assets from share transactions, Class C	140	295	—	—
Change in net assets from share transactions, Class I	330	(51,398)	(539)	(253)

Increase (decrease) in net assets from share transactions	(2,569)	(52,007)	(2,775)	(2,676)

Net increase (decrease) in net assets	(1,905)	(42,959)	(3,771)	337

Net Assets
Beginning of period	106,814	149,773	57,442	57,105

End of period	$104,909	$106,814	$53,671	$57,442

Accumulated undistributed net investment income (loss) at end of period	$157	$42	$1	$— (1)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Disciplined Equity Style Fund	Disciplined Select Bond Fund	Disciplined Select Country Fund
	From Inception December 18, 2012 to March 31, 2013 (Unaudited)	From Inception December 18, 2012 to March 31, 2013 (Unaudited)	From Inception December 18, 2012 to March 31, 2013 (Unaudited)

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$7	$3	$(4)
Net realized gain (loss)	54	(4)	— (1)
Net change in unrealized appreciation (depreciation)	64	(1)	53

Increase (decrease) in net assets resulting from operations	125	(2)	49

From Distributions to Shareholders
Net investment income, Class A	(1)	— (1)	—
Net investment income, Class C	(1)	— (1)	—
Net investment income, Class I	(7)	(3)	—

Decrease in net assets from distributions to shareholders	(9)	(3)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	170	151	150
Change in net assets from share transactions, Class C	101	100	100
Change in net assets from share transactions, Class I	806	803	800

Increase (decrease) in net assets from share transactions	1,077	1,054	1,050

Net increase (decrease) in net assets	1,193	1,049	1,099

Net Assets
Beginning of period	—	—	—

End of period	$1,193	$1,049	$1,099

Accumulated undistributed net investment income (loss) at end of period	$(2)	$— (1)	$(4)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Herzfeld Fund			High Yield Fund
	Six Months Ended March 31, 2013 (Unaudited)	From Inception September 5, 2012 to September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$28	$3		$3,309	$6,554
Net realized gain (loss)	24	—	(1)	2,599	(2,764)
Net change in unrealized appreciation (depreciation)	73	18		611	12,921

Increase (decrease) in net assets resulting from operations	125	21		6,519	16,711

From Distributions to Shareholders
Net investment income, Class A	(3)	—		(2,981)	(6,523)
Net investment income, Class B	—	—		(7)	(24)
Net investment income, Class C	(5)	—		(78)	(149)
Net investment income, Class I	(18)	—		(6)	(1)
Net realized short-term gains, Class A	— (1)	—		—	—
Net realized short-term gains, Class C	— (1)	—		—	—
Net realized short-term gains, Class I	(1)	—		—	—

Decrease in net assets from distributions to shareholders	(27)	—		(3,072)	(6,697)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	831	103		6,388	2,436
Change in net assets from share transactions, Class B	—	—		(115)	(140)
Change in net assets from share transactions, Class C	1,368	100		208	681
Change in net assets from share transactions, Class I	556	1,000		407	101

Increase (decrease) in net assets from share transactions	2,755	1,203		6,888	3,078

Net increase (decrease) in net assets	2,853	1,224		10,335	13,092

Net Assets
Beginning of fiscal year	1,224	—		102,054	88,962

End of fiscal year	$4,077	$1,224		$112,389	$102,054

Accumulated undistributed net investment income (loss) at end of fiscal year	$5	$3		$327	$90

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Multi-Sector Intermediate Bond Fund		Senior Floating Rate Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10,557	$17,068	$11,384	$20,337
Net realized gain (loss)	2,741	6,434	(794)	875
Net change in unrealized appreciation (depreciation)	3,861	19,910	7,724	20,221

Increase (decrease) in net assets resulting from operations	17,159	43,412	18,314	41,433

From Distributions to Shareholders
Net investment income, Class A	(5,158)	(9,818)	(6,843)	(11,416)
Net investment income, Class B	(196)	(549)	—	—
Net investment income, Class C	(2,368)	(4,470)	(2,269)	(3,856)
Net investment income, Class I	(2,226)	(2,771)	(3,184)	(4,430)
Net realized short-term gains, Class A	(151)	—	—	—
Net realized short-term gains, Class B	(7)	—	—	—
Net realized short-term gains, Class C	(82)	—	—	—
Net realized short-term gains, Class I	(61)	—	—	—
Net realized long-term gains, Class A	(2,107)	—	(90)	—
Net realized long-term gains, Class B	(94)	—	—	—
Net realized long-term gains, Class C	(1,141)	—	(35)	—
Net realized long-term gains, Class I	(849)	—	(37)	—

Decrease in net assets from distributions to shareholders	(14,440)	(17,608)	(12,458)	(19,702)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	25,988	45,197	43,303	28,683
Change in net assets from share transactions, Class B	(1,134)	(1,590)	—	—
Change in net assets from share transactions, Class C	12,588	30,591	31,962	(2,515)
Change in net assets from share transactions, Class I	23,782	48,745	98,605	18,135

Increase (decrease) in net assets from share transactions	61,224	122,943	173,870	44,303

Net increase (decrease) in net assets	63,943	148,747	179,726	66,034

Net Assets
Beginning of period	389,970	241,223	445,668	379,634

End of period	$453,913	$389,970	$625,394	$445,668

Accumulated undistributed net investment income (loss) at end of period	$697	$88	$(233)	$679

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Wealth Masters Fund
	Six Months Ended March 31, 2013 (Unaudited)	From Inception September 5, 2012 to September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$9	$1
Net realized gain (loss)	8	5
Net change in unrealized appreciation (depreciation)	161	16

Increase (decrease) in net assets resulting from operations	178	22

From Distributions to Shareholders
Net investment income, Class A	(1)	—
Net investment income, Class C	(1)	—
Net investment income, Class I	(8)	—
Net realized short-term gains, Class A	(1)	—
Net realized short-term gains, Class C	(1)	—
Net realized short-term gains, Class I	(4)	—

Decrease in net assets from distributions to shareholders	(16)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	1,392	104
Change in net assets from share transactions, Class C	167	105
Change in net assets from share transactions, Class I	635	800

Increase (decrease) in net assets from share transactions	2,194	1,009

Net increase (decrease) in net assets	2,356	1,031

Net Assets
Beginning of period	1,031	—

End of period	$3,387	$1,031

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$1

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Bond Fund
Class A
10/1/12 to 3/31/13(11)	$11.61	0.20	0.06	0.26	(0.19)	—	(0.19)	0.07	$11.68	2.28	%(4)	$65,325	0.85	%(3)	1.07	%(3)	3.50	%(3)	78	%(4)
10/1/11 to 9/30/12	10.96	0.35	0.67	1.02	(0.37)	—	(0.37)	0.65	11.61	9.34		67,804	0.85		1.02		3.12		210
10/1/10 to 9/30/11	11.18	0.46	(0.21)	0.25	(0.47)	—	(0.47)	(0.22)	10.96	2.39		64,449	0.85		1.04		4.16		169
10/1/09 to 9/30/10	10.57	0.46	0.62	1.08	(0.47)	—	(0.47)	0.61	11.18	10.42		67,147	0.84	(10)	0.98		4.26		160
10/1/08 to 9/30/09	9.75	0.42	0.82	1.24	(0.42)	—	(0.42)	0.82	10.57	13.12		66,232	0.85		1.01		4.15		274
10/1/07 to 9/30/08	10.21	0.42	(0.45)	(0.03)	(0.43)	—	(0.43)	(0.46)	9.75	(0.49)		23,823	1.12	(7)	1.17		4.10		325

Class B
10/1/12 to 3/31/13(11)	$11.34	0.16	0.06	0.22	(0.15)	—	(0.15)	0.07	$11.41	1.93	%(4)	$583	1.60	%(3)	1.82	%(3)	2.73	%(3)	78	%(4)
10/1/11 to 9/30/12	10.71	0.27	0.64	0.91	(0.28)	—	(0.28)	0.63	11.34	8.48		727	1.60		1.77		2.43		210
10/1/10 to 9/30/11	10.93	0.37	(0.20)	0.17	(0.39)	—	(0.39)	(0.22)	10.71	1.64		1,171	1.60		1.80		3.38		169
10/1/09 to 9/30/10	10.34	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.93	9.60		2,812	1.59	(10)	1.72		3.50		160
10/1/08 to 9/30/09	9.55	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.34	12.23		4,212	1.59		1.75		3.52		274
10/1/07 to 9/30/08	10.01	0.33	(0.43)	(0.10)	(0.36)	—	(0.36)	(0.46)	9.55	(1.23)		4,075	1.87	(7)	1.92		3.35		325

Class C
10/1/12 to 3/31/13(11)	$11.38	0.16	0.06	0.22	(0.15)	—	(0.15)	0.07	$11.45	1.93	%(4)	$8,949	1.60	%(3)	1.82	%(3)	2.75	%(3)	78	%(4)
10/1/11 to 9/30/12	10.75	0.26	0.65	0.91	(0.28)	—	(0.28)	0.63	11.38	8.55		8,756	1.60		1.77		2.36		210
10/1/10 to 9/30/11	10.96	0.37	(0.19)	0.18	(0.39)	—	(0.39)	(0.21)	10.75	1.63		7,984	1.60		1.79		3.41		169
10/1/09 to 9/30/10	10.37	0.37	0.60	0.97	(0.38)	—	(0.38)	0.59	10.96	9.57		8,663	1.59	(10)	1.73		3.50		160
10/1/08 to 9/30/09	9.58	0.34	0.80	1.14	(0.35)	—	(0.35)	0.79	10.37	12.19		8,048	1.59		1.75		3.43		274
10/1/07 to 9/30/08	10.04	0.31	(0.41)	(0.10)	(0.36)	—	(0.36)	(0.46)	9.58	(1.14)		2,839	1.86	(7)	1.92		3.33		325

Class I
10/1/12 to 3/31/13(11)	$11.76	0.22	0.07	0.29	(0.21)	—	(0.21)	0.08	$11.84	2.45	%(4)	$30,052	0.60	%(3)	0.82	%(3)	3.75	%(3)	78	%(4)
10/1/11 to 9/30/12	11.10	0.39	0.66	1.05	(0.39)	—	(0.39)	0.66	11.76	9.64		29,527	0.60		0.77		3.39		210
10/1/10 to 9/30/11	11.30	0.49	(0.19)	0.30	(0.50)	—	(0.50)	(0.20)	11.10	2.67		76,169	0.60		0.79		4.39		169
10/1/09 to 9/30/10	10.68	0.49	0.62	1.11	(0.49)	—	(0.49)	0.62	11.30	10.65		120,459	0.59	(10)	0.73		4.51		160
10/1/08 to 9/30/09	9.86	0.45	0.83	1.28	(0.46)	—	(0.46)	0.82	10.68	13.34		144,835	0.59		0.75		4.52		274
10/1/07 to 9/30/08	10.32	0.53	(0.54)	(0.01)	(0.45)	—	(0.45)	(0.46)	9.86	(0.16)		141,830	0.76	(7)	0.85		4.38		325
CA Tax-Exempt
Bond Fund
Class A
10/1/12 to 3/31/13(11)	$12.96	0.22	(0.06)	0.16	(0.22)	(0.18)	(0.40)	(0.24)	$12.72	1.16	%(4)	$26,076	0.85	%(3)	1.03	%(3)	3.34	%(3)	12	%(4)
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	(0.48)	0.66	12.96	9.40		28,803	0.85		1.04		3.65		16
10/1/10 to 9/30/11	12.34	0.48	(0.04)	0.44	(0.48)	—	(0.48)	(0.04)	12.30	3.75		29,688	0.85		1.05		4.04		12
10/1/09 to 9/30/10	12.29	0.48	0.04	0.52	(0.47)	—	(0.47)	0.05	12.34	4.43		31,945	0.85		1.03		3.94		10
10/1/08 to 9/30/09	11.41	0.47	0.90	1.37	(0.48)	(0.01)	(0.49)	0.88	12.29	12.31		33,728	0.85		1.02		4.10		8
10/1/07 to 9/30/08	12.09	0.46	(0.68)	(0.22)	(0.46)	—	(0.46)	(0.68)	11.41	(1.94)		34,197	0.85		1.01		3.82		10

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
CA Tax-Exempt
Bond Fund (Continued)
Class I
10/1/12 to 3/31/13(11)	$12.95	0.23	(0.06)	0.17	(0.23)	(0.18)	(0.41)	(0.24)	$12.71	1.29	%(4)	$27,595	0.60	%(3)	0.78	%(3)	3.58	%(3)	12	%(4)
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	(0.51)	0.66	12.95	9.68		28,639	0.60		0.79		3.90		16
10/1/10 to 9/30/11	12.33	0.51	(0.04)	0.47	(0.51)	—	(0.51)	(0.04)	12.29	4.01		27,417	0.60		0.80		4.29		12
10/1/09 to 9/30/10	12.28	0.51	0.04	0.55	(0.50)	—	(0.50)	0.05	12.33	4.69		28,169	0.60		0.78		4.19		10
10/1/08 to 9/30/09	11.41	0.50	0.88	1.38	(0.50)	(0.01)	(0.51)	0.87	12.28	12.50		25,624	0.60		0.77		4.35		8
10/1/07 to 9/30/08	12.08	0.49	(0.67)	(0.18)	(0.49)	—	(0.49)	(0.67)	11.41	(1.61)		27,893	0.60		0.76		4.07		10
Disciplined Equity Style
Fund
Class A
12/18/12(6) to 3/31/13(11)	$10.00	0.06	1.14	1.20	(0.08)	—	(0.08)	1.12	$11.12	12.24	%(4)	$183	1.60	%(3)	10.47	%(3)	2.03	%(3)	300	%(4)

Class C
12/18/12(6) to 3/31/13(11)	$10.00	0.04	1.14	1.18	(0.08)	—	(0.08)	1.10	$11.10	11.91	%(4)	$112	2.35	%(3)	11.21	%(3)	1.33	%(3)	300	%(4)

Class I
12/18/12(6) to 3/31/13(11)	$10.00	0.07	1.14	1.21	(0.08)	—	(0.08)	1.13	$11.13	12.25	%(4)	$898	1.35	%(3)	10.21	%(3)	2.32	%(3)	300	%(4)
Disciplined Select Bond
Fund
Class A
12/18/12(6) to 3/31/13(11)	$10.00	0.04	(0.05)	(0.01)	(0.04)	—	(0.04)	(0.05)	$9.95	(0.10	)%(4)	$150	1.40	%(3)	11.01	%(3)	1.39	%(3)	118	%(4)

Class C
12/18/12(6) to 3/31/13(11)	$10.00	0.02	(0.06)	(0.04)	(0.03)	—	(0.03)	(0.07)	$9.93	(0.38	)%(4)	$100	2.15	%(3)	11.72	%(3)	0.63	%(3)	118	%(4)

Class I
12/18/12(6) to 3/31/13(11)	$10.00	0.05	(0.06)	(0.01)	(0.04)	—	(0.04)	(0.05)	$9.95	(0.07	)%(4)	$799	1.15	%(3)	10.72	%(3)	1.62	%(3)	118	%(4)
Disciplined Select
Country Fund
Class A
12/18/12(6) to 3/31/13(11)	$10.00	(0.05)	0.52	0.47	—	—	—	0.47	$10.47	4.70	%(4)	$155	1.70	%(3)	10.90	%(3)	(1.71	)%(3)	17	%(4)

Class C
12/18/12(6) to 3/31/13(11)	$10.00	(0.07)	0.52	0.45	—	—	—	0.45	$10.45	4.50	%(4)	$105	2.45	%(3)	11.60	%(3)	(2.44	)%(3)	17	%(4)

Class I
12/18/12(6) to 3/31/13(11)	$10.00	(0.04)	0.52	0.48	—	—	—	0.48	$10.48	4.80	%(4)	$839	1.45	%(3)	10.60	%(3)	(1.44	)%(3)	17	%(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Herzfeld Fund
Class A
10/1/12 to 3/31/13(11)	$10.21	0.14	0.55	0.69	(0.14)	(0.01)	(0.15)	0.54	$10.75	6.89	%(4)	$950	1.60	%(3)	4.76	%(3)	2.61	%(3)	16	%(4)
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10	(4)	105	1.60	(3)	37.91	(3)	5.93		3	(4)

Class C
10/1/12 to 3/31/13(11)	$10.21	0.15	0.50	0.65	(0.12)	(0.01)	(0.13)	0.52	$10.73	6.49	%(4)	$1,492	2.35	%(3)	4.90	%(3)	2.83	%(3)	16	%(4)
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	102	2.35	(3)	38.62	(3)	5.21		3	(4)

Class I
10/1/12 to 3/31/13(11)	$10.21	0.18	0.54	0.72	(0.16)	(0.01)	(0.17)	0.55	$10.76	7.10	%(4)	$1,635	1.35	%(3)	6.09	%(3)	3.49	%(3)	16	%(4)
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	1,017	1.35	(3)	38.61	(3)	4.39		3	(4)
High Yield Fund
Class A
10/1/12 to 3/31/13(11)	$4.28	0.13	0.13	0.26	(0.12)	—	(0.12)	0.14	$4.42	6.23	%(4)	$108,425	1.15	%(3)	1.31	%(3)	6.12	%(3)	44	%(4)
10/1/11 to 9/30/12	3.85	0.28	0.44	0.72	(0.29)	—	(0.29)	0.43	4.28	19.19		98,701	1.15		1.31		6.82		92
10/1/10 to 9/30/11	4.17	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	(0.32)	3.85	(0.82)		86,530	1.21	(7)	1.35		6.93		106
10/1/09 to 9/30/10	3.89	0.31	0.28	0.59	(0.31)	—	(0.31)	0.28	4.17	15.43		101,326	1.35		1.35	(3)	7.69		92
10/1/08 to 9/30/09	3.98	0.31	(0.08)	0.23	(0.32)	—	(0.32)	(0.09)	3.89	7.02		90,560	1.37		1.37		8.88		134
10/1/07 to 9/30/08	4.89	0.34	(0.90)	(0.56)	(0.35)	—	(0.35)	(0.91)	3.98	(12.10)		92,907	1.34		1.34		7.41		100

Class B
10/1/12 to 3/31/13(11)	$4.19	0.11	0.12	0.23	(0.10)	—	(0.10)	0.13	$4.32	5.71	%(4)	$200	1.90	%(3)	2.05	%(3)	5.36	%(3)	44	%(4)
10/1/11 to 9/30/12	3.77	0.24	0.44	0.68	(0.26)	—	(0.26)	0.42	4.19	18.46		307	1.90		2.06		6.07		92
10/1/10 to 9/30/11	4.08	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.77	(1.66)		404	1.96	(7)	2.10		6.17		106
10/1/09 to 9/30/10	3.82	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.08	14.65		663	2.10		2.10	(3)	6.95		92
10/1/08 to 9/30/09	3.92	0.28	(0.09)	0.19	(0.29)	—	(0.29)	(0.10)	3.82	6.13		1,019	2.12		2.12		8.21		134
10/1/07 to 9/30/08	4.81	0.30	(0.88)	(0.58)	(0.31)	—	(0.31)	(0.89)	3.92	(12.59)		1,366	2.08		2.08		6.63		100

Class C
10/1/12 to 3/31/13(11)	$4.23	0.12	0.11	0.23	(0.10)	—	(0.10)	0.13	$4.36	5.65	%(4)	$3,250	1.90	%(3)	2.05	%(3)	5.37	%(3)	44	%(4)
10/1/11 to 9/30/12	3.80	0.25	0.44	0.69	(0.26)	—	(0.26)	0.43	4.23	18.59		2,944	1.90		2.07		6.07		92
10/1/10 to 9/30/11	4.11	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)	(0.31)	3.80	(1.65)		2,028	1.95	(7)	2.10		6.18		106
10/1/09 to 9/30/10	3.85	0.27	0.27	0.54	(0.28)	—	(0.28)	0.26	4.11	14.53		2,119	2.10		2.10	(3)	6.93		92
10/1/08 to 9/30/09	3.94	0.28	(0.08)	0.20	(0.29)	—	(0.29)	(0.09)	3.85	6.36		1,585	2.12		2.12		8.06		134
10/1/07 to 9/30/08	4.84	0.30	(0.89)	(0.59)	(0.31)	—	(0.31)	(0.90)	3.94	(12.72)		1,465	2.09		2.09		6.66		100

Class I
10/1/12 to 3/31/13(11)	$4.28	0.14	0.13	0.27	(0.13)	—	(0.13)	0.14	$4.42	6.37	%(4)	$514	0.90	%(3)	1.06	%(3)	6.44	%(3)	44	%(4)
8/8/12(6) to 9/30/12	4.23	0.04	0.06	0.10	(0.05)	—	(0.05)	0.05	4.28	2.37	(4)	102	0.90	(3)	1.08	(3)	6.86	(3)	92	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Multi-Sector Intermediate
Bond Fund
Class A
10/1/12 to 3/31/13(11)	$11.15	0.29	0.18	0.47	(0.28)	(0.12)	(0.40)	0.07	$11.22	4.21	%(4)	$223,891	1.09	%(3)	1.09	%(3)	5.16	%(3)	36	%(4)
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)	—	(0.64)	0.91	11.15	15.51		196,554	1.13		1.13		5.73		76
10/1/10 to 9/30/11	10.77	0.66	(0.47)	0.19	(0.72)	—	(0.72)	(0.53)	10.24	1.58		137,395	1.16		1.16		6.07		45
10/1/09 to 9/30/10	9.96	0.67	0.79	1.46	(0.65)	—	(0.65)	0.81	10.77	15.14		125,962	1.16		1.16		6.46		74
10/1/08 to 9/30/09	9.23	0.59	0.85	1.44	(0.71)	—	(0.71)	0.73	9.96	17.34		121,968	1.16		1.16		6.90		85
10/1/07 to 9/30/08	10.89	0.68	(1.66)	(0.98)	(0.68)	—	(0.68)	(1.66)	9.23	(9.46)		88,744	1.15		1.15		6.54		91

Class B
10/1/12 to 3/31/13(11)	$11.12	0.25	0.17	0.42	(0.23)	(0.12)	(0.35)	0.07	$11.19	3.84	%(4)	$8,904	1.84	%(3)	1.84	%(3)	4.40	%(3)	36	%(4)
10/1/11 to 9/30/12	10.22	0.54	0.92	1.46	(0.56)	—	(0.56)	0.90	11.12	14.59		9,974	1.88		1.88		5.02		76
10/1/10 to 9/30/11	10.75	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.22	0.82		10,685	1.91		1.91		5.31		45
10/1/09 to 9/30/10	9.95	0.59	0.79	1.38	(0.58)	—	(0.58)	0.80	10.75	14.20		13,590	1.91		1.91		5.72		74
10/1/08 to 9/30/09	9.22	0.53	0.84	1.37	(0.64)	—	(0.64)	0.73	9.95	16.47		13,276	1.91		1.91		6.18		85
10/1/07 to 9/30/08	10.88	0.60	(1.66)	(1.06)	(0.60)	—	(0.60)	(1.66)	9.22	(10.16)		11,969	1.90		1.90		5.80		91

Class C
10/1/12 to 3/31/13(11)	$11.23	0.25	0.18	0.43	(0.23)	(0.12)	(0.35)	0.08	$11.31	3.88	%(4)	$121,954	1.84	%(3)	1.84	%(3)	4.41	%(3)	36	%(4)
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)	—	(0.56)	0.92	$11.23	14.65		108,595	1.88		1.88		4.98		76
10/1/10 to 9/30/11	10.84	0.58	(0.47)	0.11	(0.64)	—	(0.64)	(0.53)	10.31	0.80		70,735	1.91		1.91		5.32		45
10/1/09 to 9/30/10	10.02	0.59	0.80	1.39	(0.57)	—	(0.57)	0.82	10.84	14.29		62,214	1.91		1.91		5.71		74
10/1/08 to 9/30/09	9.27	0.52	0.87	1.39	(0.64)	—	(0.64)	0.75	10.02	16.59		41,374	1.90		1.90		5.93		85
10/1/07 to 9/30/08	10.94	0.61	(1.68)	(1.07)	(0.60)	—	(0.60)	(1.67)	9.27	(10.20)		16,828	1.90		1.90		5.80		91

Class I
10/1/12 to 3/31/13(11)	$11.15	0.30	0.18	0.48	(0.29)	(0.12)	(0.41)	0.07	$11.22	4.34	%(4)	$99,164	0.84	%(3)	0.84	%(3)	5.41	%(3)	36	%(4)
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)	—	(0.66)	0.91	11.15	15.80		74,847	0.88		0.88		5.93		76
10/1/10 to 9/30/11	10.76	0.69	(0.46)	0.23	(0.75)	—	(0.75)	(0.52)	10.24	1.93		22,408	0.91		0.91		6.32		45
10/1/09(6) to 9/30/10	9.95	0.70	0.79	1.49	(0.68)	—	(0.68)	0.81	10.76	15.41	(4)	7,633	0.91	(3)	0.91	(3)	6.78	(3)	74

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets(8)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Senior Floating
Rate Fund
Class A
10/1/12 to 3/31/13(11)	$9.79	0.23		0.14	0.37	(0.25)	— (5)	—	(0.25)	0.12	$9.91	3.89	%(4)	$302,823	1.24	%(3)	1.24	%(3)	4.75	%(3)	45	%(4)
10/1/11 to 9/30/12	9.28	0.49		0.49	0.98	(0.47)	—	—	(0.47)	0.51	9.79	10.75		256,397	1.23		1.23		5.06		56
10/1/10 to 9/30/11	9.80	0.45		(0.27)	0.18	(0.49)	(0.07)	(0.14)	(0.70)	(0.52)	9.28	1.62		215,427	1.20	(9)	1.19	(9)	4.58		69
10/1/09 to 9/30/10	9.87	0.67		0.09	0.76	(0.64)	(0.19)	—	(0.83)	(0.07)	9.80	8.05		98,790	1.20	(9)	1.15	(9)	6.86		41
10/1/08 to 9/30/09	9.41	0.54		0.47	1.01	(0.55)	— (5)	—	(0.55)	0.46	9.87	11.74		52,987	1.20		1.33		6.00		63
1/31/08(6) to 9/30/08	10.00	0.41		(0.61)	(0.20)	(0.39)	—	—	(0.39)	(0.59)	9.41	(2.12	)(4)	14,349	1.20	(3)	1.80	(3)	6.25	(3)	27	(4)

Class C
10/1/12 to 3/31/13(11)	$9.80	0.20		0.14	0.34	(0.22)	— (5)	—	(0.22)	0.12	$9.92	3.50	%(4)	$128,286	1.99	%(3)	1.99	%(3)	4.00	%(3)	45	%(4)
10/1/11 to 9/30/12	9.29	0.41		0.50	0.91	(0.40)	—	—	(0.40)	0.51	9.80	9.92		95,078	1.98		1.98		4.31		56
10/1/10 to 9/30/11	9.81	0.36		(0.26)	0.10	(0.41)	(0.07)	(0.14)	(0.62)	(0.52)	9.29	0.85		92,623	1.95	(9)	1.94	(9)	3.69		69
10/1/09 to 9/30/10	9.87	0.59		0.10	0.69	(0.56)	(0.19)	—	(0.75)	(0.06)	9.81	7.35		30,116	1.95	(9)	1.92	(9)	6.02		41
10/1/08 to 9/30/09	9.41	0.44		0.51	0.95	(0.49)	— (5)	—	(0.49)	0.46	9.87	10.94		2,740	1.95		2.05		4.82		63
1/31/08(6) to 9/30/08	10.00	0.37		(0.61)	(0.24)	(0.35)	—	—	(0.35)	(0.59)	9.41	(2.59	)(4)	359	1.95	(3)	2.57	(3)	5.58	(3)	27	(4)

Class I
10/1/12 to 3/31/13(11)	$9.78	0.24		0.15	0.39	(0.27)	— (5)	—	(0.27)	0.12	$9.90	4.03	%(4)	$194,285	0.99	%(3)	0.99	%(3)	4.99	%(3)	45	%(4)
10/1/11 to 9/30/12	9.27	0.51		0.49	1.00	(0.49)	—	—	(0.49)	0.51	9.78	11.04		94,193	0.98		0.98		5.31		56
10/1/10 to 9/30/11	9.80	0.46		(0.27)	0.19	(0.51)	(0.07)	(0.14)	(0.72)	(0.53)	9.27	1.78		71,584	0.95	(9)	0.93	(9)	4.67		69
10/1/09 to 9/30/10	9.86	0.64		0.15	0.79	(0.66)	(0.19)	—	(0.85)	(0.06)	9.80	8.44		32,679	0.95	(9)	0.89	(9)	6.56		41
10/1/08 to 9/30/09	9.41	0.58		0.45	1.03	(0.58)	— (5)	—	(0.58)	0.45	9.86	11.94		394	0.95		1.13		6.54		63
1/31/08(6) to 9/30/08	10.00	0.43		(0.61)	(0.18)	(0.41)	—	—	(0.41)	(0.59)	9.41	(1.96	)(4)	232	0.95	(3)	1.56	(3)	6.51	(3)	27	(4)
Wealth Masters
Fund
Class A
10/1/12 to 3/31/13(11)	$10.22	0.03		1.30	1.33	(0.09)	(0.05)	—	(0.14)	1.19	$11.41	13.13	%(4)	$1,528	1.45	%(3)	6.71	%(3)	0.59	%(3)	39	%(4)
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	106	1.45	(3)	44.72	(3)	0.78	(3)	26	(4)

Class C
10/1/12 to 3/31/13(11)	$10.21	0.02		1.28	1.30	(0.07)	(0.05)	—	(0.12)	1.18	$11.39	12.78	%(4)	$289	2.20	%(3)	9.40	%(3)	0.41	%(3)	39	%(4)
9/5/12(6) to 9/30/12	10.00	—	(5)	0.21	0.21	—	—	—	—	0.21	10.21	2.10	(4)	107	2.20	(3)	45.67	(3)	0.04	(3)	26	(4)

Class I
10/1/12 to 3/31/13(11)	$10.22	0.07		1.27	1.34	(0.10)	(0.05)	—	(0.15)	1.19	$11.41	13.21	%(4)	$1,570	1.20	%(3)	8.65	%(3)	1.38	%(3)	39	%(4)
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	0.22	10.22	2.20	(4)	818	1.20	(3)	44.40	(3)	1.04	(3)	26	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(10)	Includes extraordinary expenses.
(11)	Unaudited

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which ten (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective.

The Funds have the following investment objectives:

Investment Objective(s)
Bond Fund	High total return from both current income and capital
CA Tax-Exempt Bond Fund	A high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital
Disciplined Equity Style Fund	Capital appreciation
Disciplined Select Bond Fund	High total return from current income and capital appreciation
Disciplined Select Country Fund	Capital appreciation
Herzfeld Fund	Capital appreciation and current income
High Yield Fund	High current income and a secondary objective of capital growth
Multi-Sector Intermediate Bond Fund	Maximize current income while preserving capital
Senior Floating Rate Fund	High total return from both current income and capital appreciation
Wealth Masters Fund	Capital appreciation

There	is no guarantee that a Fund will achieve its objective.

All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions. For more information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares of the CA Tax-Exempt Bond Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Bond Fund, High Yield Fund, and Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of the Herzfeld and Wealth Masters Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC if applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of business of the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

High Yield Fund	Virgin Media Escrow Bonds

This bond is internally fair valued based on the details of a pending corporate action.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT Investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Bond Fund(1), CA Tax-Exempt Fund, High Yield Fund(1), Multi-Sector Intermediate Bond Fund and Senior Floating Rate Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

(1)	Effective January 2, 2013.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bears the pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is the specific type of derivative instruments used by the Funds.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

A Fund utilizes futures to optimize performance by managing interest rate risk. This permits the fund manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The Funds currently hold assignment loans.

Note 3. Investment	Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	1st $1 Billion	$1+ Billion
Bond Fund	0.45%	0.40%
Herzfeld Fund	1.00	0.95
Wealth Masters Fund	0.85	0.80

	1st $1 Billion	$1+ Billion – $2 Billion	$2 + Billion
CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
High Yield Fund	0.65	0.60	0.55
Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45
Senior Floating Rate Fund	0.60	0.55	0.50

	1st $2 Billion	$2+ Billion – $4 Billion	$4+ Billion
Disciplined Equity Style Fund	1.00%	0.95%	0.90%
Disciplined Select Bond Fund	0.80%	0.75%	0.70%
Disciplined Select Country Fund	1.10%	1.05%	1.00%

B.	Subadvisers

The subadvisers manages the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they service is as follows:

Fund	Subadviser	Fund	Subadviser
Bond Fund	NF(1)	Herzfeld Fund	Herzfeld(2)
CA Tax-Exempt Bond Fund	NF(1)	High Yield Fund	NF(1)
Disciplined Equity Style Fund	Newfound(4)	Multi-Sector Intermediate Bond Fund	NF(1)
Disciplined Select Bond Fund	Newfound(4)	Senior Floating Rate Fund	NF(1)
Disciplined Select Country Fund	Newfound(4)	Wealth Masters Fund	Horizon(3)

(1)	Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus.
(2)	Thomas J, Herzfeld Advisors, Inc.
(3)	Horizon Asset Management, LLC
(4)	Newfound Investments, LLC, an indirect wholly owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Bond Fund	0.85%	1.60%	1.60%	0.60%
CA Tax-Exempt Bond Fund	0.85	—	—	0.60
High Yield Fund	1.15	1.90	1.90	0.90
Senior Floating Rate Fund(1)	1.20	—	1.95	0.95

(1)	Excluding leverage expenses, if any.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

The Adviser has contractually agreed to limit the following Funds’ total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses):

	Class A	Class C	Class I	Through Date
Disciplined Equity Style Fund	1.70%	2.45%	1.45%	1/31/14
Disciplined Select Bond Fund	1.40	2.15	1.15	1/31/14
Disciplined Select Country Fund	1.60	2.35	1.35	1/31/14
Herzfeld Fund	1.60	2.35	1.35	1/31/14
Wealth Masters Fund	1.45	2.20	1.20	1/31/14

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2013	2014	2015	Total
Bond Fund	$293	$305	$263	$861
CA Tax-Exempt Bond Fund	106	113	112	331
Herzfeld Fund	—	—	25	25
High Yield Fund	—	145	159	304
Wealth Masters Fund	—	—	29	29

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six-months (the “period”) ended March 31, 2013, it retained net commissions of $87 Class A shares and deferred sales charges of $-5, $4, and $54 for Class A shares, Class B shares and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, 1.00% for Class B and 1.00% for Class C shares, Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Fund’s former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors LLC, served as the Administrator and Transfer Agent to the Funds. For the period of January 1, 2013 to March 31, 2013 Virtus Fund Services LLC, served as the Administrator and Transfer Agent to the Funds.

For the period ended March 31, 2013, the Funds incurred administration fees from the Trust totaling $580 which are included in the Statements of Operations.

For the period ended March 31, 2013, the Funds incurred transfer agent fees from the Trust totaling $564 which are included in the Statements of Operations. A portion is paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Disciplined Equity Style Fund
Class A	10,084	$112
Class C	10,082	112
Class I	80,681	898
Disciplined Select Bond Fund
Class A	10,040	100
Class C	10,032	100
Class I	80,344	799
Disciplined Select Country Fund
Class A	10,000	105
Class C	10,000	105
Class I	80,000	838

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

	Shares	Aggregate Net Asset Value
Herzfeld Fund
Class A	10,152	$109
Class C	10,133	109
Class I	81,304	875
High Yield Fund
Class I	24,637	109
Multi-Sector Intermediate Bond Fund
Class I	20,658	232
Senior Floating Rate Fund
Class I	1,251,451	12,390
Wealth Masters Fund
Class A	10,133	116
Class C	10,109	115
Class I	81,120	926

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2013, were as follows:

	Purchases	Sales
Bond Fund	$81,174	$47,126
CA Tax-Exempt Bond	6,767	10,575
Disciplined Equity Style Fund	4,251	3,179
Disciplined Select Bond Fund	2,240	1,184
Disciplined Select Country Fund	1,210	171
Herzfeld Fund	2,522	258
High Yield Fund	53,716	47,009
Multi-Sector Intermediate Bond Fund	204,704	149,692
Senior Floating Rate Fund	393,444	230,200
Wealth Masters Fund	2,796	632

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2013, were as follows:

	Purchases	Sales
Bond Fund	$2,813	$35,926
Multi-Sector Intermediate Bond Fund	2,450	2,317

Note 5. Derivative Transactions

($ reported in thousands)

The Bond Fund invested in derivative instruments during the reporting period in the form of futures contracts. The primary type of risk associated with a futures contract is interest rate risk. The Fund may utilize futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be the most attractive while mitigating vulnerability to changes in market interest rates.

For additional information on futures contracts in which the Fund invested in during the reporting period, refer to the Schedule of Investments and Note 2G.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of March 31, 2013:

Statements of Assets and Liabilities		Statements of Operations

Assets: Variation margin for futures contracts(1)	$—	Net realized gain (loss) on futures	$(65)
Liabilities: None	—	Net change in unrealized appreciation (depreciation) on futures	70

Net asset (liability) balance	$—	Total realized and unrealized gain (loss)	$5

(1)	Variation margin shown on the Statement of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts.

For the six-months ended March 31, 2013, the Fund’s average volume of derivative activities is as follows:

Futures Contracts – Sold(2)
$(281)

(2)	Notional Amount.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013

Note 6. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Bond Fund				CA Tax-Exempt Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	221	$2,574	610	$6,882	7	$86	26	$323
Reinvestment of distributions	74	862	144	1,615	49	627	60	756
Shares repurchased	(543)	(6,326)	(791)	(8,902)	(229)	(2,949)	(276)	(3,502)

Net Increase / (Decrease)	(248)	$(2,890)	(37)	$(405)	(173)	$(2,236)	(190)	$(2,423)

Class B
Sale of shares	1	$9	— (1)	$1	—	$—	—	$—
Reinvestment of distributions	1	7	2	18	—	—	—	—
Shares repurchased	(15)	(165)	(47)	(518)	—	—	—	—

Net Increase / (Decrease)	(13)	$(149)	(45)	$(499)	—	$—	—	$—

Class C
Sale of shares	152	$1,733	243	$2,678	—	$—	—	$—
Reinvestment of distributions	9	99	15	166	—	—	—	—
Shares repurchased	(148)	(1,692)	(231)	(2,549)	—	—	—	—

Net Increase / (Decrease)	13	$140	27	$295	—	$—	—	$—

Class I
Sale of shares	235	$2,776	1,509	$17,183	17	$227	139	$1,754
Reinvestment of distributions	40	471	213	2,421	20	255	24	309
Shares repurchased	(247)	(2,917)	(6,076)	(71,002)	(79)	(1,021)	(182)	(2,316)

Net Increase / (Decrease)	28	$330	(4,354)	$(51,398)	(42)	$(539)	(19)	$(253)

	Disciplined Equity Style Fund			Disciplined Select Bond Fund
	From inception December 18, 2012 to March 31, 2013 (Unaudited)			From inception December 18, 2012 to March 31, 2013 (Unaudited)
	SHARES		AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	16		$169	15		$150
Reinvestment of distributions	—	(1)	1	—	(1)	1
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	16		$170	15		$151

Class C
Sale of shares	10		$100	10		$100
Reinvestment of distributions	—	(1)	1	—	(1)	—	(2)
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	10		$101	10		$100

Class I
Sale of shares	80		$800	80		$800
Reinvestment of distributions	1		6	—	(1)	3
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	81		$806	80		$803

(1)	Amount less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013

	Disciplined Select Country Fund		Herzfeld Fund
	From inception December 18, 2012 to March 31, 2013 (Unaudited)		Six Months Ended March 31, 2013 (Unaudited)				Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	15	$150	78		$829		10	$103
Reinvestment of distributions	—	—	—	(1)	3		—	—
Shares repurchased	—	—	—	(1)	(1)		—	—

Net Increase / (Decrease)	15	$150	78		$831		10	$103

Class C
Sale of shares	10	$100	129		$1,364		10	$100
Reinvestment of distributions	—	—	—	(1)	4		—	—
Shares repurchased	—	—	—	(1)	—	(1)	—	—

Net Increase / (Decrease)	10	$100	129		$1,368		10	$100

Class I
Sale of shares	80	$800	51		$537		100	$1,000
Reinvestment of distributions	—	—	2		19		—	—
Shares repurchased	—	—	—	(1)	—	(1)	—	—

Net Increase / (Decrease)	80	$800	53		$556		100	$1,000

	High Yield Fund				Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	3,030	$13,078	3,582	$14,812	4,017	$45,031	8,003	$85,521
Reinvestment of distributions	554	2,415	1,222	5,020	569	6,374	732	7,902
Shares repurchased	(2,095)	(9,105)	(4,246)	(17,396)	(2,266)	(25,417)	(4,516)	(48,226)

Net Increase / (Decrease)	1,489	$6,388	558	$2,436	2,320	$25,988	4,219	$45,197

Class B
Sale of shares	—	$—	9	$35	— (1)	$5	3	$34
Reinvestment of distributions	2	7	4	17	25	284	35	375
Shares repurchased	(28)	(122)	(47)	(192)	(127)	(1,423)	(186)	(1,999)

Net Increase / (Decrease)	(26)	$(115)	(34)	$(140)	(102)	$(1,134)	(148)	$(1,590)

Class C
Sale of shares	119	$509	264	$1,077	1,746	$19,719	3,878	$42,083
Reinvestment of distributions	15	65	28	116	231	2,601	276	2,996
Shares repurchased	(85)	(366)	(129)	(512)	(861)	(9,732)	(1,341)	(14,488)

Net Increase / (Decrease)	49	$208	163	$681	1,116	$12,588	2,813	$30,591

Class I
Sale of shares	91	$401	24	$100	3,585	$40,239	5,681	$61,113
Reinvestment of distributions	1	6	— (1)	1	177	1,983	162	1,754
Shares repurchased	—	—	—	—	(1,640)	(18,440)	(1,318)	(14,122)

Net Increase / (Decrease)	92	$407	24	$101	2,122	$23,782	4,525	$48,745

(1)	Amount less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013

	Senior Floating Rate Fund				Wealth Masters Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)			Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	8,782	$86,583	12,281	$117,828	124		$1,400	10	$104
Reinvestment of distributions	659	6,486	1,078	10,384	—	(1)	2	—	—
Shares repurchased	(5,055)	(49,766)	(10,387)	(99,529)	(1)		(10)	—	—

Net Increase / (Decrease)	4,386	$43,303	2,972	$28,683	123		$1,392	10	$104

Class C
Sale of shares	3,965	$39,141	2,056	$19,804	15		$166	10	$105
Reinvestment of distributions	185	1,825	291	2,806	—	(1)	1	—	—
Shares repurchased	(914)	(9,004)	(2,617)	(25,125)	—		—	—	—

Net Increase / (Decrease)	3,236	$31,962	(270)	$(2,515)	15		$167	10	$105

Class I
Sale of shares	11,952	$117,770	6,486	$62,017	61		$673	80	$800
Reinvestment of distributions	210	2,064	280	2,694	1		12	—	—
Shares repurchased	(2,162)	(21,229)	(4,858)	(46,576)	(5)		(50)	—	—

Net Increase / (Decrease)	10,000	$98,605	1,908	$18,135	57		$635	80	$800

(1)	Amount less than 500.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note 7. 10% Shareholders

As of March 31, 2013, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
CA-Tax Exempt Bond Fund	35%	3
Disciplined Equity Style Fund	86	1	*
Disciplined Select Bond Fund	73	1	*
Disciplined Select Country Fund	76	1	*
Herzfeld Fund	21	1	*
Multi-Sector Intermediate Bond Fund	17	1
Senior Floating Rate Fund	33	1
Wealth Masters Fund	27	1	*

*	Includes affiliated shareholder accounts.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, the following Fund held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Wealth Masters Fund	Consumer Discretionary	36%

Note 9. Indemnifications

Under the Trust’s organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Fund	$102,005	$3,521	$(517)	$3,004
CA Tax-Exempt Bond	47,701	4,451	(388)	4,063
Disciplined Equity Style Fund	1,133	64	—	64
Disciplined Select Bond Fund	1,056	2	(3)	(1)
Disciplined Select Country Fund	1,052	56	(3)	53
Herzfeld Fund	4,315	106	(15)	91
High Yield Fund	106,184	5,714	(661)	5,053
Multi-Sector Intermediate Fund	435,619	22,189	(2,303)	19,886
Senior Floating Rate Fund	718,559	11,574	(566)	11,008
Wealth Masters Fund	3,222	211	(44)	167

Certain Funds have capital loss available to offset future realized capital gains, through the indicated expiration dates shown below:

	2015	2016	2017	2018	2019	No Expiration	Total
Bond Fund	$1,794	$1,080	$3,798	$—	$—	$—	$6,672
High Yield Fund	—	—	16,844	9,151	—	—	25,995

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Borrowings

($ reported in thousands)

On April 30, 2012, the Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $100,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed and on the undrawn balance (the commitment fee). Total fees paid and accrued for the period ended March 31, 2013, were commitment fees of $117 and interest expenses of $101 which are combined in interest expense and fees on the Statement of Operations. The Agreement is renewable and can also be converted to a 1-year fixed term facility. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From October 1, 2012 to March 31, 2013, the average daily borrowings under the Agreement and the weighted daily average interest rate were $20,000 and 1.159%, respectively. Borrowings outstanding at March 31, 2013 as shown on the Statement of Assets and Liabilities are as follows:

Outstanding Borrowings	Interest Rate	Term
$20,000	1.154%	33 Days

Note 12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2013, the Funds did not hold any illiquid and restricted Securities.

Note 13. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of AUS No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 14. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS DISCIPLINED EQUITY STYLE FUND

VIRTUS DISCIPLINED BOND FUND

VIRTUS DISCIPLINED SELECT COUNTRY FUND

(EACH A “FUND”, COLLECTIVELY, THE “FUNDS”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Funds and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Funds, VIA and Newfound Investments, LLC (“Newfound”), (the “Subadviser”). At an in-person meeting held on November 16, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of each Fund and its respective shareholders.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and the Subadviser; (2) applicable comparative performance information; (3) the level and method of computing the Funds’ advisory and subadvisory fees, and comparisons of the Funds’ proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or its affiliates from VIA’s or the Subadviser’s relationship with the Fund(s)); (6) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (7) possible conflicts of interest; and (8) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of each Funds’ portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services expected to be provided by VIA and its affiliates to each Fund; (e) VIA’s expected supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, was expected to serve as administrator, distributor and transfer agent to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Mutual Funds through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by the Subadviser’s senior portfolio management personnel. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the applicable Fund(s).

Investment Performance

Because the Funds had not commenced operations, the Board could not evaluate prior investment performance for each Fund. The Board reviewed and was satisfied with the model performance information used that was based upon the Funds’ investment strategies.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS DISCIPLINED EQUITY STYLE FUND

VIRTUS DISCIPLINED BOND FUND

VIRTUS DISCIPLINED SELECT COUNTRY FUND

(EACH A “FUND”, COLLECTIVELY, THE “FUNDS”)

BY THE BOARD OF TRUSTEES (Continued)

Management Fees and Total Expenses

The Board considered the fees proposed for advisory services as well as the expected total expense levels of each Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that each Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for each Fund would be paid by VIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of each Fund and the impact on expenses.

The Board concluded that the proposed advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the expected profitability of VIA for its management of the Funds, as well as the expected profitability of its affiliates for managing and providing other services to each Fund, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board concluded that the expected profitability to VIA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also expected to be implemented for the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Funds. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of each Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also was expected to provide administrative and transfer agency services to the Funds. The Board noted management’s discussion of the fact that there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of each Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund and Virtus Senior Floating Rate Fund (each a “Fund” and together, the “Funds”) of the Trust. At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2012.

Virtus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 10- year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-, 5- and 10- year periods and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

Virtus Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods.

With respect to certain Funds, including Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund, the Board also considered management’s discussion about the reasons for the Funds’ underperformance relative to their peer groups. After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Bond Fund. The Board considered that the Fund’s net management fee after waivers was the same as the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus High Yield Fund. The Board considered that the Fund’s net management fee after waivers were above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group.

Virtus Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group were slightly above the median of the Expense Group.

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

Virtus Multi-Sector Fixed Income Fund,

a series of Virtus Opportunities Trust

Supplement dated March 1, 2013 to the Summary Prospectus dated January 31, 2013,

the Statutory Prospectus dated January 31, 2013,

and the Statement of Additional Information dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2013, the fund’s name will be changed to Virtus Multi-Sector Intermediate Bond Fund. While the fund’s principal investment strategies are not changing, the description of the strategies in the fund’s prospectuses will be revised to more clearly describe the fund’s continued focus on intermediate bonds.

Accordingly, the second paragraph under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to read: Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations, real estate mortgage investment conduits and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

•	Investment grade securities of U.S. and non-U.S issuers; and

•	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors.

Additionally, the first and second paragraphs under “Principal Investment Strategies” on page 151 of the statutory prospectus is hereby revised to read:

Under normal circumstances, the fund invests at least 80% of its assets in bonds. “Bonds” are debt securities of various types of issuers. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average maturity of between three and 10 years and that are in one of the following market sectors:

•	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;

•	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;

•	Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;

•	High yield debt instruments, including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers.

The fund may invest in all or some of these sectors. If, after the time of investment, the rating declines, the fund is not obligated to sell the security. The fund’s policy of investing 80% of its assets in bonds may be changed only upon 60 days’ written notice to shareholders.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.

VOT 8020/MSFIFNameChange (3/2013)

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Multi-Sector Intermediate Bond Fund

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Bond Fund

	1 Year	5 Years	10 Years

Class A
Return Before Taxes	4.13%	5.84%	5.12%
Return After Taxes on Distributions	3.02%	4.37%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	4.11%	3.47%

Class B
Return Before Taxes	3.39%	5.86%	4.72%

Class C
Return Before Taxes	7.36%	5.85%	4.73%

Class I
Return Before Taxes	8.49%	6.92%	5.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%

Virtus CA Tax-Exempt Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (9/29/06)

Class A
Return Before Taxes	5.46%	4.87%	4.08%	—
Return After Taxes on Distributions	5.25%	4.82%	3.97%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	4.72%	3.98%	—

Class I
Return Before Taxes	8.72%	5.73%	—	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.06%
Barclays California Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	8.15%	6.11%	5.30%	5.52%

Virtus High Yield Fund

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	11.84%	5.32%	6.44%	—
Return After Taxes on Distributions	9.27%	2.57%	3.76%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.82%	3.88%	—

Class B
Return Before Taxes	11.09%	5.35%	6.05%	—

Class C
Return Before Taxes	15.22%	5.35%	6.06%	—

Class I
Return Before Taxes	—	—	—	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	0.90%
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction of fees, expenses or taxes)	15.78%	10.45%	10.60%	5.24%

Virtus Multi-Sector Intermediate Bond Fund

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	9.80%	7.24%	7.28%	—
Return After Taxes on Distributions	7.51%	4.72%	4.91%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.51%	4.64%	4.81%	—

Class B
Return Before Taxes	8.99%	7.25%	6.90%	—

Class C
Return Before Taxes	13.33%	7.28%	6.91%	—

Class I
Return Before Taxes	14.46%	—	—	10.86%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	5.64%

Virtus Senior Floating Rate Fund

	1 Year	Since Inception (1/31/08)

Class A
Return Before Taxes	5.72%	5.69%
Return After Taxes on Distributions	3.88%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	3.49%

Class C
Return Before Taxes	8.00%	5.55%

Class I
Return Before Taxes	8.98%	6.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.69%
S&P/LSTA Leveraged Loan Index (net) (reflects no deduction of fees, expenses or taxes)	9.66%	6.48%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/OtherFunds AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodians

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site http://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds, please call your financial representative, or contact us at 1-800-243-1574 or Virtus.com.

8022	05-13

SEMIANNUAL REPORT

Virtus Emerging Markets Debt Fund*

Virtus Emerging Markets Equity Income Fund

Virtus Global Commodities Stock Fund*

Virtus Global Dividend Fund*

Virtus Global Opportunities Fund*

Virtus Global Real Estate Securities Fund*

Virtus Greater Asia ex Japan Opportunities Fund*

Virtus Greater European Opportunities Fund*

Virtus International Equity Fund*

Virtus International Real Estate Securities Fund*

Virtus International Small-Cap Fund

March 31, 2013 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplements applicable to these Funds appear at the back of this Semiannual report.

Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2013

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2012 to March 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Debt Fund
Actual
Class A	$1,000.00	$1,044.20	1.35%	$6.88
Class C	1,000.00	1,039.30	2.10	10.68
Class I	1,000.00	1,044.50	1.10	5.61
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.12	1.35	6.82
Class C	1,000.00	1,014.33	2.10	10.60
Class I	1,000.00	1,019.38	1.10	5.55
Emerging Markets Equity Income Fund
Actual
Class A	$1,000.00	$1,049.60	1.75%	$8.94
Class C	1,000.00	1,046.80	2.50	12.76
Class I	1,000.00	1,051.30	1.50	7.67
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.10	1.75	8.83
Class C	1,000.00	1,012.31	2.50	12.62
Class I	1,000.00	1,017.36	1.50	7.57
Global Commodities Stock Fund
Actual
Class A	$1,000.00	$968.10	1.65%	$8.10
Class C	1,000.00	964.00	2.40	11.75
Class I	1,000.00	968.70	1.40	6.87
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.60	1.65	8.33
Class C	1,000.00	1,012.81	2.40	12.12
Class I	1,000.00	1,017.86	1.40	7.07
Global Dividend Fund
Actual
Class A	$1,000.00	$1,079.20	1.29%	$6.69
Class C	1,000.00	1,075.00	2.05	10.61
Class I	1,000.00	1,079.70	1.04	5.39
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.42	1.29	6.51
Class C	1,000.00	1,014.58	2.05	10.35
Class I	1,000.00	1,019.68	1.04	5.25
Global Opportunities Fund
Actual
Class A	$1,000.00	$1,100.30	1.55%	$8.12
Class B	1,000.00	1,096.40	2.30	12.02
Class C	1,000.00	1,096.90	2.30	12.02
Class I	1,000.00	1,101.30	1.30	6.81
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.10	1.55	7.83
Class B	1,000.00	1,013.32	2.30	11.61
Class C	1,000.00	1,013.32	2.30	11.61
Class I	1,000.00	1,018.37	1.30	6.56
Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,086.40	1.40%	$7.28
Class C	1,000.00	1,082.50	2.15	11.16
Class I	1,000.00	1,088.00	1.15	5.99
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.12	1.15	5.81

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2012 to March 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Greater Asia ex Japan Opportunities Fund
Actual
Class A	$1,000.00	$1,069.10	1.80%	$9.29
Class C	1,000.00	1,065.40	2.55	13.13
Class I	1,000.00	1,071.20	1.55	8.00
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.84	1.80	9.09
Class C	1,000.00	1,012.06	2.55	12.87
Class I	1,000.00	1,017.11	1.55	7.83
Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,127.00	1.45%	$7.69
Class C	1,000.00	1,124.00	2.20	11.65
Class I	1,000.00	1,128.30	1.20	6.37
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.61	1.45	7.32
Class C	1,000.00	1,013.82	2.20	11.11
Class I	1,000.00	1,018.87	1.20	6.06
International Equity Fund
Actual
Class A	$1,000.00	$1,088.70	1.50%	$7.81
Class C	1,000.00	1,084.90	2.25	11.70
Class I	1,000.00	1,090.80	1.25	6.52
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Real Estate Securities Fund
Actual
Class A	$1,000.00	$1,098.80	1.50%	$7.85
Class C	1,000.00	1,095.40	2.25	11.75
Class I	1,000.00	1,101.60	1.25	6.55
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.36	1.50	7.57
Class C	1,000.00	1,013.57	2.25	11.36
Class I	1,000.00	1,018.62	1.25	6.31
International Small-Cap Fund
Actual
Class A	$1,000.00	$1,174.90	1.60%	$8.68
Class C	1,000.00	1,170.40	2.35	12.72
Class I	1,000.00	1,175.60	1.35	7.32
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.85	1.60	8.08
Class C	1,000.00	1,013.07	2.35	11.86
Class I	1,000.00	1,018.12	1.35	6.82

*	Expenses are equal to the relevant Funds’ annualized expense ratio, which is net of waived fees, reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

iShares®

Represents shares of an open-end exchange-traded fund.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind Security)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

When-issued and forward comitments (delayed delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

4

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings

March 31, 2013 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Virtus Emerging Markets Debt Fund

Corporate Bonds and Notes		72%
Financials	35%
Energy	12%
Materials	8%
Total of all other corporate bond sectors	17%
Foreign Government Securities		28%

		100%

Virtus Emerging Markets Equity Income Fund

Financials	26%
Information Technology	13
Energy	11
Materials	11
Consumer Staples	8
Consumer Discretionary	7
Industrials	7
Other (includes short-term investments)	17

Total	100%

Virtus Global Commodities Stock Fund

Materials	37%
Energy	30
Industrials	12
Consumer Staples	11
Financials	5
Other (includes short-term investments)	5

Total	100%

Virtus Global Dividend Fund

Utilities	31%
Energy	25
Telecommunication Services	23
Industrials	14
Consumer Discretionary	3
Financials	2
Other (includes short-term investments)	2

Total	100%

Virtus Global Opportunities Fund

Consumer Staples	32%
Financials	25
Information Technology	12
Consumer Discretionary	11
Health Care	6
Industrials	5
Materials	4
Other (includes short-term investments)	5

Total	100%

Virtus Global Real Estate Securities Fund

Retail REITs	28%
Specialized REITs	16
Diversified REITs	15
Office REITs	13
Residential REITs	11
Real Estate Operating Companies	10
Industrial REITs	5
Other (includes short-term investments)	2

Total	100%

Virtus Greater Asia ex Japan Opportunities Fund

Consumer Staples	33%
Financials	27
Consumer Discretionary	16
Utilities	6
Health Care	5
Materials	5
Industrials	4
Other (includes short-term investments)	4

Total	100%

Virtus Greater European Opportunities Fund

Consumer Staples	34%
Financials	16
Industrials	15
Consumer Discretionary	13
Information Technology	6
Health Care	5
Materials	5
Other (includes short-term investments)	6

Total	100%

5

VIRTUS OPPORTUNITIES TRUST

Portfolio Holdings Summary Weightings (Continued)

March 31, 2013 (Unaudited)

Virtus International Equity Fund

Industrials	17%
Consumer Staples	12
Health Care	11
Energy	10
Information Technology	10
Materials	10
Telecommunication Services	9
Other (includes short-term investments)	21

Total	100%

Virtus International Real Estate Securities Fund

Retail REITs	29%
Diversified REITs	26
Real Estate Operating Companies	24
Office REITs	13
Industrial REITs	6
Other (includes short-term investments)	2

Total	100%

Virtus International Small-Cap Fund

Industrials	22%
Financials	15
Materials	12
Consumer Discretionary	10
Information Technology	10
Consumer Staples	6
Health Care	6
Other (includes short-term investments)	19

Total	100%

6

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—27.7%
Argentine Republic 7.000%, 10/3/15	$45		$38
PIK Interest Capitalization 8.280%, 12/31/33	212		116
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(4)	230		218
RegS 7.000%, 12/1/18(4)	70		66
RegS 12.750%, 8/23/22(4)	30		35
7.650%, 4/21/25	775		682
9.375%, 1/13/34	325		314
Federative Republic of Brazil 10.250%, 1/10/28	250	BRL	148
Hellenic Republic 2.000%, 2/24/27(2)	75	EUR	39
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		204
Mongolia 144A 5.125%, 12/5/22(3)	200		187
Republic of Angola (Northern Lights III BV) RegS 7.000%, 8/16/19(4)(5)	250		277
Republic of Belarus 8.950%, 1/26/18	100		107
Republic of Croatia 144A 6.375%, 3/24/21(3)	300		323
Republic of Ecuador 144A 9.375%, 12/15/15(3)	100		105
Republic of El Salvador 144A 7.650%, 6/15/35(3)	70		81
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		196
Republic of Hungary 6.375%, 3/29/21	110		114
5.375%, 2/21/23	76		72
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	910,000	IDR	110
5.625%, 5/15/23	624,000	IDR	64
Republic of Ivory Coast 144A 5.750%, 12/31/32(3)	100		94
Republic of Peru 144A 6.900%, 8/12/37(3)	400	PEN	195
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	140
Republic of Poland 5.750%, 10/25/21	300	PLZ	105
Republic of Portugal 4.950%, 10/25/23	45	EUR	52
Republic of Romania 144A 6.750%, 2/7/22(3)	150		175
Republic of Serbia 144A 6.750%, 11/1/24(2)(3)	160		161
Republic of Slovenia 144A 5.500%, 10/26/22(3)	200		191

	PAR VALUE		VALUE
Republic of South Africa Series R208, 6.750%, 3/31/21	$1,470	ZAR	$162
Republic of Turkey Series 5YR 9.000%, 3/8/17	540	TRY	325
5.125%, 3/25/22	200		220
6.750%, 5/30/40	225		278
6.000%, 1/14/41	200		225
Republic of Ukraine 144A 7.950%, 6/4/14(3)	200		205
144A 7.750%, 9/23/20(3)	325		339
Republic of Uruguay 4.375%, 12/15/28	2,453	UYU(8)	162
Russian Federation 144A 5.625%, 4/4/42(3)	250		281
144A 7.850%, 3/10/18(3)	5,000	RUB	172
Series 6207 8.150%, 2/3/27	3,610	RUB	125
United Mexican States Series M, 6.000%, 6/18/15	3,855	MXN	323
6.500%, 6/9/22	2,250	MXN	203
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $7,563)			7,629

CORPORATE BONDS AND NOTES—69.8%

Austria—0.8%
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	200		223

Bermuda—1.9%
Aircastle Ltd. 6.250%, 12/1/19	100		110
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		213
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	200		209

			532

Brazil—7.1%
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	100		114
Banco do Brasil SA 144A 9.250%,(2)(3)(6)(7)	200		243
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	150
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	125		141
Embraer SA 5.150%, 6/15/22	100		109
ESAL GmbH 144A 6.250%, 2/5/23(3)	200		202
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		142
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250		262

	PAR VALUE	VALUE
Brazil—continued
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	$225	$170
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	200	212
Vale SA 5.625%, 9/11/42	200	198

		1,943

Canada—0.5%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45	47
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)	100	101

		148

Cayman Islands—7.3%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(3)	100	108
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200	205
Hutchison Whampoa International Ltd. Series 12 144A 6.000%,(2)(3)(6)(7)	325	347
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250	329
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200	204
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	200	217
Odebrecht Finance Ltd. 144A 6.000%, 4/5/23(3)	252	282
Petrobras International Finance Co. 6.750%, 1/27/41	100	113
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	175	203

		2,008

Chile—3.0%
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	150	158
Banco Santander Chile 144A 3.875%, 9/20/22(3)	200	202
Cencosud SA 144A 4.875%, 1/20/23(3)	200	203
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	250	262

		825

Colombia—0.9%
Bancolombia SA 5.125%, 9/11/22	250	251

Georgia—0.8%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	212

See Notes to Financial Statements

7

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Greece—0.2%
Hellenic Railways Organization SA 5.460%, 1/30/14	$45	EUR	$52

India—1.3%
Bank of India 144A 3.625%, 9/21/18(3)	200		201
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	150		155

			356

Indonesia—3.6%
Gajah Tunggal TBK PT 144A 7.750%, 2/6/18(3)	200		208
Pertamina Persero PT 144A
5.250%, 5/23/21(3)	200		216
6.000%, 5/3/42(3)	275		281
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250		273

			978

Ireland—4.1%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200		213
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(3)	200		206
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(5)	200		204
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(5)	200		198
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	250		298

			1,119

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200		230

Kazakhstan—3.5%
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	200		194
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200		205
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200		234
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	100		102
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(3)	200		214

			949

	PAR VALUE		VALUE
Luxembourg—5.7%
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	$200		$235
Altice Financing SA 144A 7.875%, 12/15/19(3)	200		219
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	200		202
Gazprom Neft OAO (GPN Capital SA) 144A 4.375%, 9/19/22(3)(5)	200		197
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(3)(5)	200		200
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		109
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(5)	200		197
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(3)	200		210

			1,569

Mexico—6.1%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	200		208
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	170
Axtel SAB de CV 144A 7.000%, 1/31/20(3)	60		53
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.750%, 9/30/22(3)	150		171
Cemex SAB de CV 144A 5.875%, 3/25/19(3)	200		203
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	200		212
Petroleos Mexicanos 6.500%, 6/2/41	225		265
144A 5.500%, 6/27/44(3)	200		206
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	200		203

			1,691

Netherlands—0.7%
Bharti Airtel International Netherlands BV 144A
5.125%, 3/11/23(3)	200		202

Panama—0.7%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		202

Peru—2.4%
Banco Bilbao Vizcaya Argentaria S.A. Banco Continental SA 144A 5.000%, 8/26/22(3)	125		131

	PAR VALUE		VALUE
Peru—continued
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	$200		$218
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		109
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(3)	200		212

			670

Russia—2.1%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUR	161
Brunswick Rail Finance Ltd. 144A 6.500%, 11/1/17(3)	200		213
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	200		214

			588

Sweden—0.8%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		207

Thailand—0.8%
PTT Global Chemical plc 144A 4.250%, 9/19/22(3)	200		209

Trinidad and Tobago—0.3%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	79		86

Turkey—4.3%
Akbank TAS 144A 7.500%, 2/5/18	300	TRY	163
Arcelik AS 144A 5.000%, 4/3/23(3)	200		200
Turkiye Is Bankasi AS 144A 6.000%, 10/24/22(3)	200		209
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200		208
Turkiye Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(3)	200		216
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200		198

			1,194

Ukraine—1.0%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250		284

United Arab Emirates—1.2%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275		323

See Notes to Financial Statements

8

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
United Kingdom—0.8%
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	$100		$112
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	100		118

			230

United States—2.9%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(3)	65		68
First Data Corp. 11.250%, 3/31/16	40		40
144A 10.625%, 6/15/21(3)	40		41
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(3)	30		31
Morgan Stanley 144A 10.090%, 5/3/17(3)	250	BRL	132
Pactiv LLC 8.125%, 6/15/17	100		106
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250		279
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	25		28
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	70		68

			793

Venezuela—3.7%
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	1,055		1,029

Virgin Islands (British)—0.5%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	275	BRL	142
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $18,817)			19,245

	PAR VALUE	VALUE

LOAN AGREEMENTS(2)—0.4%

Information Technology—0.4%
Alcatel-Lucent U.S.A., Inc. 7.250%, 1/30/19	$100	$101
TOTAL LOAN AGREEMENTS (Identified Cost $101)		101
TOTAL LONG TERM INVESTMENTS—97.9%
(Identified cost $26,481)		26,975
TOTAL INVESTMENTS—97.9%
(Identified Cost $26,481)		26,975	(1)
Other assets and liabilities, net—2.1%		586

NET ASSETS—100.0%		$27,561

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $18,970 or 68.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Principal is adjusted according to local inflation index.

Foreign Currencies:

BRL	Brazilian Real
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
PHP	Philippines Peso
RUB	Russian Rubble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Venezuela	9%
Brazil	8
Cayman Islands	8
Mexico	8
Turkey	8
Luxembourg	6
Russia	4
Other	49
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$19,245	$19,245
Foreign Government Securities	7,629	7,629
Loan Agreements	101	101

Total Investments	$26,975	$26,975

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

9

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—4.0%

Consumer Staples—2.3%
Companhia Brasileira de Distribuicao Grupo Paode Acucar 2.420%	700	$37
Companhia de Bebidas das Americas 2.290%	2,600	109

		146

Financials—0.4%
Banco do Estado do Rio Grande do Sul S.A. 0.920%	2,800	24

Utilities—1.3%
Companhia Energetica de Minas Gerais 6.150%	3,200	38
Companhia Paranaense de Energia 1.490%	3,000	46

		84
TOTAL PREFERRED STOCK (Identified Cost $233)		254

COMMON STOCKS—88.3%

Consumer Discretionary—6.7%
Anta Sports Products Ltd. (China)	51,000	44
Arcelik AS (Turkey)	3,116	22
Astra International Tbk PT (Indonesia)	69,500	57
China Motor Corp. (Taiwan)	33,000	31
Dongfeng Motor Group Co., Ltd. Class H (China)	6,000	9
Giant Manufacturing Co., Ltd. (Taiwan)	2,000	11
Kangwon Land, Inc. (South Korea)	1,890	52
Lojas Renner S.A. (Brazil)	1,200	45
MRV Engenharia e Participacoes S.A. (Brazil)	4,400	18
Naspers Ltd. (South Africa)	487	30
Parkson Holdings Bhd (Malaysia)	9,300	14
Truworths International Ltd. (South Africa)	2,032	20
UMW Holdings Bhd (Malaysia)	16,700	72

		425

Consumer Staples—6.1%
Grupo Modelo S.A.B. de C.V. Class C (Mexico)	6,200	56
Indofood Sukses Makmur Tbk PT (Indonesia)	24,500	19
Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Mexico)	8,600	30
KT&G Corp. (South Korea)	1,762	119
President Chain Store Corp. (Taiwan)	8,000	44
Spar Group Ltd. (The) (South Africa)	4,377	54
Standard Foods Corp. (Taiwan)	7,000	21
Tiger Brands Ltd. (South Africa)	185	6
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	11,600	38

		387

	SHARES	VALUE
Energy—11.3%
Banpu Pcl Class V (Thailand)	1,300	$17
China Petroleum & Chemical Corp. Class H (China)	70,000	82
CNOOC Ltd. (China)	35,000	67
Ecopetrol S.A. (Colombia)	51,324	142
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	12,187	104
Lukoil OAO Sponsored ADR (Russia)	500	32
PetroChina Co., Ltd. Class H (China)	76,000	100
PTT PCL (Thailand)	2,300	26
Sasol Ltd. (South Africa)	2,015	89
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	5,500	8
Tupras-Turkiye Petro Rafinerileri AS (Turkey)	1,106	34
Ultrapar Participacoes S.A. (Brazil)	400	10
Yanzhou Coal Mining Co., Ltd. Class H (China)	6,000	8

		719

Financials—25.4%
ABSA Group Ltd. (South Africa)	2,424	41
African Bank Investments Ltd. (South Africa)	10,058	33
Alliance Financial Group Bhd (Malaysia)	28,400	40
AMMB Holdings Bhd (Malaysia)	24,100	51
Banco de Chile (Chile)	72,163	11
Banco do Brasil SA (Brazil)	600	8
Banco Santander Chile SA (Chile)	2,322,880	165
Bank of China Ltd. (China)	297,000	138
Bank of the Philippine Islands (Philippines)	15,730	42
BR Properties SA (Brazil)	1,500	17
China Construction Bank Corp. (China)	203,000	166
China Minsheng Banking Corp. Ltd. (China)	25,000	32
CIMB Group Holdings Bhd (Malaysia)	3,800	9
Compartamos SAB de C.V. (Mexico)	19,000	35
Dongbu Insurance Co., Ltd. (South Korea)	1,510	65
Farglory Land Development Co., Ltd. (Taiwan)	33,000	61
Grupo Financiero Inbursa Sab de CV (Mexico)	19,600	57
Guangzhou R&F Properties Co., Ltd. (China)	20,800	35
Highwealth Construction Corp. (Taiwan)	9,400	20
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	2,720	78
Industrial & Commercial Bank of China Ltd. (China)	218,000	153
Industrial Bank of Korea (South Korea)	1,970	23
Nedbank Group Ltd. (South Africa)	401	8
Porto Seguro S.A. (Brazil)	1,300	18

	SHARES	VALUE
Financials—continued
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	5,584	$59
Powszechny Zaklad Ubezpieczen S.A. (Poland)	377	47
Redefine Properties Ltd. (South Africa)(2)	27,578	30
RMB Holdings Ltd. (South Africa)	2,085	9
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	151	30
Siam Commercial Bank PCL (Thailand)	10,700	65
Soho China Ltd. (Cayman Islands)	22,500	19
Standard Bank Group Ltd. (South Africa)	3,382	44

		1,609

Industrials—6.9%
Aboitiz Equity Ventures, Inc. (Philippines)	52,600	71
Alfa Sab de CV (Mexico)	9,300	23
Arteris SA (Brazil)	2,900	33
CCR SA (Brazil)	1,700	17
Grupo Carso Sab de CV (Mexico)	4,600	26
Jiangsu Expressway Co., Ltd. (China)	52,000	52
Reunert Ltd. (South Africa)	4,466	37
S1 Corp. (South Korea)	539	30
Samsung Engineering Co., Ltd. (South Korea)	72	8
Samsung Heavy Industries Co., Ltd. (South Korea)	1,450	46
Teco Electric and Machinery Co., Ltd. (Taiwan)	45,000	36
United Tractors Tbk PT (Indonesia)	11,500	22
Zhejiang Expressway Co., Ltd. (China)	48,000	38

		439

Information Technology—13.1%
Asseco Poland S.A. (Poland)	795	10
Catcher Technology Co., Ltd. (Taiwan)	17,000	77
Cielo S.A. (Brazil)	1,000	29
Compal Electronics, Inc. (Taiwan)	63,000	45
Kinsus Interconnect Technology Corp. (Taiwan)	7,000	22
Lite-On Technology Corp. (Taiwan)	24,000	39
MediaTek, Inc. (Taiwan)	2,000	23
MStar Semiconductor, Inc. (Taiwan)	6,000	49
Quanta Computer, Inc. (Taiwan)	32,000	71
Radiant Opto-Electronics Corp. (Taiwan)	20,000	79
Richtek Technology Corp. (Taiwan)	6,000	35
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	64,000	214
Tencent Holdings Ltd. (China)	1,300	41
Transcend Information, Inc. (Taiwan)	27,000	88
Tripod Technology Corp. (Taiwan)	4,000	9

		831

See Notes to Financial Statements

10

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—10.6%
China Bluechemical Ltd. Class H (China)	58,000	$36
China Shanshui Cement Group Ltd. (Cayman Islands)	101,000	58
Companhia Siderurgica Nacional S.A. (Brazil)	8,600	39
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	33,700	136
Industrias Penoles S.A.B de C.V. (Mexico)	1,990	94
Jiangxi Copper Co., Ltd. (China)	32,000	71
Kumba Iron Ore Ltd. (South Africa)	1,788	96
Shougang Fushan Resources Group Ltd. (Hong Kong)	170,000	76
TSRC Corp. (Taiwan)	25,000	49
Uralkali OJSC Sponsored GDR (Russia)	400	15

		670

Telecommunication Services—6.6%
China Mobile Ltd. (Hong Kong)	11,000	117
KT Corp. (South Korea)	1,190	37
MTN Group Ltd. (South Africa)	3,966	70
SK Telecom Co., Ltd. (South Korea)	547	89
Telekomunikasi Indonesia Tbk PT (Indonesia)	23,000	26
Tim Participacoes S.A. (Brazil)	4,600	20
Turk Telekomunikasyon AS (Turkey)	12,902	57

		416

	SHARES	VALUE
Utilities—1.6%
CEZ AS (Czech Republic)	1,127	$33
Guangdong Investments Ltd. (China)	28,000	25
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	45,500	28
Petronas Gas BHD (Malaysia)	3,000	18

		104
TOTAL COMMON STOCKS (Identified Cost $5,296)		5,600

EXCHANGE-TRADED FUNDS—3.6%
iPath MSCI India Index ETN(2)	4,000	229
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $210)		229
TOTAL LONG TERM INVESTMENTS—95.9%
(Identified Cost $5,739)		6,083

SHORT-TERM INVESTMENTS—3.2%

Money Market Mutual Funds—3.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	206,331	206
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $206)		206
TOTAL INVESTMENTS—99.1%
(Identified Cost $5,945)		6,289	(1)
Other assets and liabilities, net—0.9%		59

NET ASSETS—100.0%		$6,348

Abbreviations:

ADR	American Depositary Receipt
ETN	Exchange Traded Note
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
China	18%
Taiwan	16
South Africa	9
South Korea	9
Brazil	8
Mexico	8
United States	7
Other	25
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,600	$2,410	$3,190
Exchange-Traded Funds	229	229	—
Preferred Stock	254	254	—
Short-Term Investments	206	206	—

Total Investments	$6,289	$3,099	$3,190

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,102 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

11

VIRTUS GLOBAL COMMODITIES STOCK FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.3%

Consumer Staples—10.9%
Andersons, Inc. (The) (United States)	9,008	$482
BRF – Brasil Foods SA ADR (Brazil)	29,832	660
KWS Saat AG (Germany)	840	300
Nutreco N.V. (Netherlands)	3,251	298
S&W Seed Co. (United States)(2)	57,670	606
Tyson Foods, Inc. Class A (United States)	33,655	835

		3,181

Energy—30.5%
Athabasca Oil Corp. (Canada)(2)	50,623	453
Cameron International Corp. (United States)(2)	11,493	749
Cenovus Energy, Inc. (Canada)	22,545	699
Ceres, Inc. (United States)(2)	36,527	127
Continental Resources, Inc. (United States)(2)	12,870	1,119
Core Laboratories N.V. (Netherlands)	5,226	721
Ensco plc Class A (United Kingdom)	11,648	699
FX Energy, Inc. (United States)(2)	73,853	248
GeoSpace Technologies Corp. (United States)(2)	9,578	1,034
National Oilwell Varco, Inc. (United States)	4,179	296
Seadrill Ltd. (Bermuda)	23,100	859
Valero Energy Corp. (United States)	41,987	1,910

		8,914

Industrials—12.8%
AGCO Corp. (United States)	5,562	290
Cervus Equipment Corp. (Canada)	5,413	109
Komatsu Ltd. (Japan)	14,000	335
Kubota Corp. ADR (Japan)	21,487	1,551
Lindsay Corp. (United States)	13,178	1,162
Rocky Mountain Dealerships, Inc. (Canada)	24,296	305

		3,752

	SHARES	VALUE
Materials—38.1%
Agrium, Inc. (Canada)	3,640	$355
BHP Billiton Ltd. Sponsored ADR (Australia)	12,695	869
CF Industries Holdings, Inc. (United States)	2,462	469
Detour Gold Corp. (Canada)(2)	12,706	244
Franco-Nevada Corp. (Canada)	22,989	1,049
Goldcorp, Inc. (Canada)	7,689	258
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	164,598	665
Imperial Metals Corp. (Canada)(2)	15,261	225
JFE Holdings, Inc. (Japan)	14,600	283
Major Drilling Group International (Canada)	32,539	290
MBAC Fertilizer Corp. (Canada)	187,803	414
Monsanto Co. (United States)	13,687	1,446
New Gold, Inc. (Canada)(2)	28,267	257
Nippon Steel & Sumitomo Metal Corp. (Japan)	146,000	372
Potash Corp. of Saskatchewan, Inc. (Canada)	7,378	290
Rio Tinto plc ADR (United Kingdom)	7,984	376
Royal Gold, Inc. (United States)	11,825	840
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,238	290
Syngenta AG ADR (Switzerland)	10,096	845
Teck Cominco Ltd. Class B (Canada)	20,652	581
Vale SA ADR (Brazil)	40,355	698

		11,116
TOTAL COMMON STOCKS (Identified Cost $24,592)		26,963

EXCHANGE-TRADED FUNDS—5.4%
PowerShares DB Gold Fund (United States)(2)	28,973	1,578
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $1,583)		1,578
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified Cost $26,175)		28,541

	SHARES	VALUE
SHORT-TERM INVESTMENTS—4.9%

Money Market Mutual Funds—4.9%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	1,438,809	$1,439
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,439)		1,439
TOTAL INVESTMENTS—102.6%
(Identified Cost $27,614)		29,980	(1)
Other assets and liabilities, net—(2.6)%		(776)

NET ASSETS—100.0%		$29,204

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	49%
Canada	18
Japan	8
Brazil	5
United Kingdom	4
Australia	3
Netherlands	3
Other	10
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$26,963	$25,973	$990
Exchange-Traded Funds	1,578	1,578	—
Short-Term Investments	1,439	1,439	—

Total Investments	$29,980	$28,990	$990

There are no Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

12

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.1%

Consumer Discretionary—2.7%
Eutelsat Communications SA (France)	47,050	$1,659
SES SA (Luxembourg)	56,460	1,769

		3,428

Energy—24.5%
Enbridge, Inc. (Canada)	188,140	8,756
Kinder Morgan, Inc. (United States)	131,360	5,081
Spectra Energy Corp. (United States)	142,850	4,393
TransCanada Corp. (Canada)	124,900	5,981
Williams Cos., Inc. (The) (United States)	189,130	7,085

		31,296

Financials—2.2%
American Tower Corp. (United States)	35,920	2,763

Industrials—14.0%
Abertis Infraestructuras S.A. (Spain)	116,400	1,956
Atlantia SpA (Italy)	131,811	2,082
Auckland International Airport Ltd. (New Zealand)	575,310	1,418
Ferrovial SA (Spain)	97,020	1,540
Flughafen Zuerich AG (Switzerland)	3,353	1,560
Fraport AG Frankfurt Airport Services Worldwide (Germany)	28,360	1,589
Koninklijke Vopak N.V. (Netherlands)	48,800	2,942
Transurban Group (Australia)	564,890	3,752
Vinci SA (France)	23,550	1,061

		17,900

Telecommunication Services—22.7%
AT&T, Inc. (United States)	164,920	6,051
BCE, Inc. (Canada)	25,950	1,212
BT Group plc (United Kingdom)	357,200	1,509
Crown Castle International Corp. (United States)(2)	50,020	3,483
Nippon Telegraph & Telephone Corp. ADR (Japan)	43,180	939
Singapore Telecommunications Ltd. (Singapore)	738,400	2,137
TDC A/S (Denmark)	200,030	1,537
TELUS Corp. (Canada)	34,530	2,385
Verizon Communications, Inc. (United States)	62,610	3,077
Vodafone Group plc Sponsored ADR (United Kingdom)	196,750	5,590
Windstream Corp. (United States)	127,930	1,017

		28,937

	SHARES	VALUE
Utilities—31.0%
Allette, Inc. (United States)	18,810	$922
APA Group (Australia)	219,490	1,362
CenterPoint Energy, Inc. (United States)	68,000	1,629
Centrica plc (United Kingdom)	189,500	1,059
CMS Energy Corp. (United States)	63,420	1,772
Consolidated Edison, Inc. (United States)	22,300	1,361
Dominion Resources, Inc. (United States)	35,380	2,058
DTE Energy Co. (United States)	18,480	1,263
E.ON AG (Germany)	32,200	562
FirstEnergy Corp. (United States)	46,220	1,951
National Grid plc (United Kingdom)	175,450	2,039
NextEra Energy, Inc. (United States)	34,000	2,641
NiSource, Inc. (United States)	58,630	1,720
Northeast Utilities (United States)	28,530	1,240
Northwest Natural Gas Co. (United States)	20,750	909
NV Energy, Inc. (United States)	71,430	1,431
ONEOK, Inc. (United States)	36,630	1,746
Pinnacle West Capital Corp. (United States)	26,560	1,538
Questar Corp. (United States)	47,300	1,151
Sempra Energy (United States)	33,000	2,638
SevernTrent plc (United Kingdom)	52,635	1,369
SP AusNet (Australia)	1,054,100	1,312
Terna Rete Elettrica Nazionale SpA (Italy)	271,480	1,124
United Utilities Group plc (United Kingdom)	106,340	1,145
Wisconsin Energy Corp. (United States)	50,630	2,172
XCEL Energy, Inc. (United States)	48,460	1,438

		39,552
TOTAL COMMON STOCKS (Identified Cost $98,145)		123,876
TOTAL LONG TERM INVESTMENTS—97.1%
(Identified cost $98,145)		123,876

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	3,222,326	$3,222
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,222)		3,222
TOTAL INVESTMENTS—99.6% (Identified Cost $101,367)		127,098	(1)
Other assets and liabilities, net—0.4%		463

NET ASSETS—100.0%		$127,561

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	52%
Canada	14
United Kingdom	10
Australia	5
Italy	3
Spain	3
Netherlands	2
Other	11
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Leve 1 Quoted Prices	Leve 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$123,876	$115,313	$8,563
Short-Term Investments	3,222	3,222	—

Total Investments	$127,098	$118,535	$8,563

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $8,563 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

14

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.4%

Consumer Discretionary—11.4%
Amazon.com, Inc. (United States)(2)	8,016	$2,136
Chipotle Mexican Grill, Inc. (United States)(2)	5,430	1,769
Las Vegas Sands Corp. (United States)	41,228	2,323
McDonald’s Corp. (United States)	21,937	2,187
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	272,000	0
Paddy Power plc (Ireland)(2)	12,113	1,093
Persimmon plc (United Kingdom)	85,504	1,389
TJX Cos., Inc. (United States)	35,413	1,656

		12,553

Consumer Staples—31.5%
Altria Group, Inc. (United States)	82,503	2,837
Anheuser-Busch InBev N.V. (Belgium)	18,130	1,795
British American Tobacco plc (United Kingdom)	110,175	5,904
Casey’s General Stores, Inc. (United States)	20,906	1,219
Coca-Cola Co. (The) (United States)	123,305	4,986
ITC Ltd. (India)	492,622	2,805
Mead Johnson Nutrition Co. (United States)	17,666	1,368
Nestle S.A. Registered Shares (Switzerland)	46,295	3,348
Pernod-Ricard S.A. (France)	4,186	522
Philip Morris International, Inc. (United States)	50,823	4,712
SABMiller plc (United Kingdom)	32,309	1,701
Unilever N.V. (Netherlands)	84,972	3,481

		34,678

Energy—1.4%
Enbridge, Inc. (Canada)	32,351	1,506

Financials—24.9%
Capital One Financial Corp. (United States)	39,077	2,147
Citigroup, Inc. (United States)	112,995	4,999
Housing Development Finance Corp. (India)	218,493	3,322
Housing Development Finance Corp. Bank Ltd. (India)	208,645	2,401
HSBC Holdings plc (United Kingdom)	228,032	2,434
JPMorgan Chase & Co. (United States)	107,685	5,111
Standard Chartered plc (United Kingdom)	62,545	1,619
UBS AG Registered Shares (Switzerland)	192,439	2,949
Wells Fargo & Co. (United States)	67,697	2,504

		27,486

	SHARES	VALUE
Health Care—5.5%
Johnson & Johnson (United States)	28,405	$2,316
Novo Nordisk A/S Class B (Denmark)	9,285	1,508
Valeant Pharmaceuticals International, Inc. (Canada)(2)	29,541	2,218

		6,042

Industrials—5.3%
Bureau Veritas SA (France)	17,335	2,158
SGS SA Registered Shares (Switzerland)	1,013	2,484
TransDigm Group, Inc. (United States)	7,850	1,200

		5,842

Information Technology—11.5%
Cognizant Technology Solutions Corp. Class A (United States)(2)	27,747	2,126
MasterCard, Inc. Class A (United States)	10,183	5,510
SAP AG (Germany)	20,447	1,638
Visa, Inc. Class A (United States)	20,359	3,458

		12,732

Materials—3.9%
Fresnillo plc (United Kingdom)	60,514	1,247
Goldcorp, Inc. (Canada)	48,126	1,619
Newcrest Mining Ltd. (Australia)	67,311	1,405

		4,271
TOTAL COMMON STOCKS (Identified Cost $79,585)		105,110
TOTAL LONG TERM INVESTMENTS—95.4%
(Identified cost $79,585)		105,110

SHORT-TERM INVESTMENTS—3.6%

Money Market Mutual Funds—3.6%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	3,976,790	3,977
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,977)		3,977
TOTAL INVESTMENTS—99.0%
(Identified Cost $83,562)		109,087	(1)
Other assets and liabilities, net—1.0%		1,132

NET ASSETS—100.0%		$110,219

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United States	54%
United Kingdom	13
India	8
Switzerland	8
Canada	5
Netherlands	3
France	2
Other	7
Total	100%
† % of total investments as of March 31, 2013

See Notes to Financial Statements

15

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$105,110	$95,177	$9,933	$0	(1)
Short-Term Investments	3,977	3,977	—	—

Total Investments	$109,087	$99,154	$9,933	$0	(1)

(1)	Includes internally fair valued security currently priced at zero $0.

Securities held by the Fund with an end of period value of $9,932 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

16

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%

Australia—6.8%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	87,700	184
Dexus Property Group	448,440	487
GPT Group	85,500	331
Westfield Group	106,750	1,210
Westfield Retail Trust	115,450	363

		2,575

Bermuda—1.5%
Hongkong Land Holdings Ltd.	77,900	577

Canada—5.8%
Allied Properties Real Estate Investment Trust	12,785	416
Brookfield Properties, Inc.	25,470	437
Canadian Real Estate Investment Trust	6,875	304
Cominar Real Estate Investment Trust	8,295	189
First Capital Realty, Inc.	20,380	380
RioCan Real Estate Investment Trust	16,762	459

		2,185

Finland—0.4%
Citycon OYJ	54,070	155

France—4.0%
Fonciere Des Regions	1,854	145
Klepierre	6,820	268
Societe Immobiliere de Location Pour L’industrie
Et Le Commerce	255	27
Unibail-Rodamco SE	4,543	1,058

		1,498

Germany—1.1%
GSW Immobilien AG	5,664	224
LEG Immobilien AG(2)	3,454	185

		409

Hong Kong—3.6%
Hang Lung Properties Ltd.	99,000	371
Hysan Development Co. Ltd.	54,000	273
Link REIT (The)	130,504	712

		1,356

Italy—0.4%
Beni Stabili SpA	242,478	145

Japan—4.0%
AEON Mall Co., Ltd.	8,570	262
Japan Prime Realty Investment Corp.	72	279
Japan Real Estate Investment Corp.	25	346
Nippon Building Fund, Inc.	30	420
Nippon Prologis REIT, Inc.	18	196

		1,503

	SHARES	VALUE
Mexico—0.6%
TF Administradora Industrial S de Rl de CV(2)	97,222	$217

Netherlands—0.9%
Corio N.V.	3,031	141
Eurocommercial Properties N.V.	4,965	182

		323

Norway—0.5%
Norwegian Property ASA	117,775	185

Singapore—3.1%
CapitaMall Trust	76,450	129
CapitaRetail China Trust	187,275	264
Global Logistic Properties Ltd.	246,500	524
Mapletree Logistics Trust	267,545	262

		1,179

Sweden—0.8%
Castellum AB	21,240	302

Switzerland—0.2%
PSP Swiss Property AG(2)	765	70

United Kingdom—6.0%
Big Yellow Group plc	29,628	160
British Land Co. plc	35,400	292
Derwent London plc	5,710	187
Great Portland Estates plc	20,171	152
Hammerson plc	55,820	417
Land Securities Group plc	45,331	571
Safestore Holdings plc	118,726	214
SEGRO plc	68,490	264

		2,257

United States—58.1%
American Campus Communities, Inc.	7,375	334
AvalonBay Communities, Inc.	6,695	848
BioMed Realty Trust, Inc.	16,854	364
Boston Properties, Inc.	8,228	832
Camden Property Trust	8,810	605
DCT Industrial Trust, Inc.	79,123	585
DDR Corp.	24,784	432
Digital Realty Trust, Inc.	3,485	233
EastGroup Properties, Inc.	5,000	291
Equity Lifestyle Properties, Inc.	4,623	355
Equity Residential	21,556	1,187
Essex Property Trust, Inc.	3,919	590
Extra Space Storage, Inc.	15,247	599
General Growth Properties, Inc.	32,219	641
HCP, Inc.	9,979	498
Health Care REIT, Inc.	12,302	835
Host Hotels & Resorts, Inc.	54,508	953
Kilroy Realty Corp.	14,363	753
Kimco Realty Corp.	18,385	412
LaSalle Hotel Properties	13,015	330
Macerich Co. (The)	12,473	803
Pebblebrook Hotel Trust	3,526	91
Prologis, Inc.	31,881	1,275
Public Storage	9,360	1,426

	SHARES	VALUE
United States—continued
Retail Opportunity Investments Corp	7,000	$98
Simon Property Group, Inc.	15,781	2,502
SL Green Realty Corp.	8,331	717
Tanger Factory Outlet Centers	17,300	626
Taubman Centers, Inc.	8,955	695
UDR, Inc.	8,773	212
Ventas, Inc.	15,772	1,155
Vornado Realty Trust	3,075	257
Weingarten Realty Investors	9,870	312

		21,846
TOTAL COMMON STOCKS (Identified Cost $32,342)		36,782
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified cost $32,342)		36,782

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio –Institutional Shares (Seven-day effective yield 0.140%)	927,910	928
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $928)		928
TOTAL INVESTMENTS—100.3% (Identified Cost $33,270)		37,710	(1)
Other assets and liabilities, net—(0.3)%		(99)

NET ASSETS—100.0%		$37,611

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
United States	60%
Australia	7
Canada	6
United Kingdom	6
France	4
Hong Kong	4
Japan	4
Other	9
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

17

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$36,782	$30,365	$6,417	$0	(1)
Short-Term Investments	928	928	—	—

Total Investments	$37,710	$31,293	$6,417	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

Securities held by the Fund with an end of period value of $6,417 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

18

VIRTUS GREATER ASIA ex JAPAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.1%

Consumer Discretionary—15.9%
Bajaj Auto Ltd. (India)	2,324	$77
BEC World plc (Thailand)	33,300	73
Genting Bhd (Malaysia)	33,300	108
Genting Malaysia Bhd (Malaysia)	107,500	128
Jollibee Foods Corp. (Philippines)	18,200	56
Jubilant Foodworks Ltd. (India)(2)	7,600	175
Kangwon Land, Inc. (South Korea)	3,180	88
L’Occitane International SA (Hong Kong)	52,659	160
Matahari Department Store Tbk PT (Indonesia)(2)	91,773	104
SA International Holdings Ltd. (Cayman Islands)	115,525	112
Sands China Ltd. (Hong Kong)	51,541	268
Super Retail Group Ltd. (Australia)	13,305	172
Titan Industries Ltd. (India)	23,400	111
Wynn Macau Ltd. (Cayman Islands)(2)	11,685	31

		1,663

Consumer Staples—32.9%
British American Tobacco Bangladesh Co., Ltd. (Bangladesh)	17,350	200
British American Tobacco Bhd (Malaysia)	2,900	59
Coca-Cola Amatil Ltd. (Australia)	10,445	159
Colgate Palmolive India Ltd. (India)	3,000	69
CP ALL PCL (Thailand)	215,700	338
Dairy Farm International Holdings Ltd. (Bermuda)	8,250	100
Emami Ltd. (India)(2)	10,950	121
Guinness Anchor Bhd (Malaysia)	39,435	234
Hindustan Unilever Ltd. (India)	41,377	355
ITC Ltd. (India)	77,809	443
LG Household & Health Care Ltd. (South Korea)	284	156
Nestle India Ltd. (India)	2,708	229
Nestle Malaysia Bhd (Malaysia)	7,000	137
Nestle Pakistan Ltd. (Pakistan)	2,214	124
Orion Corp. (South Korea)	88	86
Puregold Price Club, Inc. (Philippines)	116,800	115
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	39,874	104
Tsingtao Brewery Co., Ltd. (China)	20,683	132
Unilever Indonesia tbk PT (Indonesia)	53,597	126
Unilever Pakistan Ltd. (Pakistan)	1,139	142

		3,429

	SHARES	VALUE
Financials—26.9%
Axis Bank Ltd. (India)	6,100	$146
Bangkok Bank plc (Thailand)	14,000	108
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)	69,000	47
Housing Development Finance Corp. (India)	28,559	435
Housing Development Finance Corp. Bank Ltd. (India)	33,055	381
HSBC Holdings plc (United Kingdom)	48,609	522
Kasikornbank PCL (Thailand)	23,300	167
Link REIT (The) (Hong Kong)	28,734	157
Malayan Banking Bhd (Malaysia)	85,950	261
Public Bank Bhd (Malaysia)	24,700	129
Shriram City Union Finance Ltd. (India)	4,095	82
Standard Chartered plc (United Kingdom)	14,484	377

		2,812

Health Care—4.6%
Cipla Ltd. (India)	13,096	91
Kalbe Farma Tbk PT (Indonesia)	1,405,813	179
Ramsay Health Care Ltd. (Australia)	3,348	113
Sun Pharmaceutical Industries Ltd. (India)	6,286	95

		478

Industrials—3.4%
Havells India Ltd. (India)	4,042	48
Jardine Matheson Holdings Ltd. (Bermuda)	1,618	105
Keells (John) Holdings plc (Sri Lanka)	57,854	113
SM Investments Corp. (Philippines)	3,170	87

		353

Information Technology—1.2%
Tata Consultancy Services Ltd. (India)	4,400	127

Materials—5.3%
Asian Paints Ltd. (India)	1,100	99
Newcrest Mining Ltd. (Australia)	13,519	283
Semen Gresik (Persero) tbk PT (Indonesia)	95,091	174

		556

	SHARES	VALUE
Utilities—5.9%
Power Assets Holdings Ltd. (Hong Kong)	48,191	$456
Power Grid Corp. of India Ltd. (India)(2)	81,104	158

		614
TOTAL COMMON STOCKS (Identified Cost $7,558)		10,032
TOTAL LONG TERM INVESTMENTS—96.1%
(Identified Cost $7,558)		10,032

SHORT-TERM INVESTMENTS—3.0%

Money Market Mutual Funds—3.0%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	309,756	310
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $310)		310
TOTAL INVESTMENTS—99.1%
(Identified Cost $7,868)		10,342	(1)
Other assets and liabilities, net—0.9%		93

NET ASSETS—100.0%		$10,435

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
India	31%
Hong Kong	10
Malaysia	10
United Kingdom	9
Australia	7
Thailand	7
Indonesia	6
Other	20
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

19

VIRTUS GREATER ASIA ex JAPAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$10,032	$1,446	$8,586
Short-Term Investments	310	310	—

Total Investments	$10,342	$1,756	$8,586

There are no Level 3 (significant unobservable inputs) priced securities

Securities held by the Fund with an end of period value of $7,616 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities

See Notes to Financial Statements

20

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%

Consumer Discretionary—13.0%
Barrat Developments plc (United Kingdom)(2)	59,259	$247
Domino’s Pizza plc (United Kingdom)	16,903	155
Hermes International S.A. (France)	403	140
Luxottica Group SpA (Italy)	4,916	246
Paddy Power plc (Ireland)(2)	3,445	311
Persimmon plc (United Kingdom)	8,965	146
Publicis Groupe SA (France)	3,274	219

		1,464

Consumer Staples—33.4%
Anheuser-Busch InBev N.V. (Belgium)	4,077	404
British American Tobacco plc (United Kingdom)	9,094	487
Diageo plc (United Kingdom)	9,283	293
L’Oreal S.A. (France)	1,465	232
Lindt & Spruengli AG (Switzerland)	33	127
Nestle S.A. Registered Shares (Switzerland)	6,326	458
Pernod-Ricard S.A. (France)	1,736	216
Philip Morris International, Inc. (United States)	6,164	572
SABMiller plc (United Kingdom)	8,783	462
Unilever N.V. (Netherlands)	12,844	526

		3,777

Energy—4.3%
Core Laboratories N.V. (Netherlands)	2,105	290
Statoil ASA (Norway)	8,200	198

		488

Financials—16.2%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	23,060	200
BNP Paribas SA (France)	6,894	354
HSBC Holdings plc (United Kingdom)	30,983	331

	SHARES	VALUE
Financials—continued
Reinet Investments SCA (Luxembourg)(2)	8,885	$172
Standard Chartered plc (United Kingdom)	12,703	329
UBS AG Registered Shares (Switzerland)	28,677	439

		1,825

Health Care—4.4%
Cie Generale D’optique Essilor International SA (France)	2,510	279
Novo Nordisk A/S Class B (Denmark)	1,362	221

		500

Industrials—14.5%
Bureau Veritas SA (France)	4,147	516
DKSH Holding AG (Switzerland)(2)	1,369	123
Indutrade AB (Sweden)	4,463	156
Rolls-Royce Holdings plc (United Kingdom)	16,839	289
SGS SA Registered Shares (Switzerland)	134	329
Zodiac Aerospace (France)	1,982	231

		1,644

Information Technology—5.9%
Accenture plc Class A (Ireland)	3,281	249
SAP AG (Germany)	2,121	170
Wirecard AG (Germany)	8,900	246

		665

Materials—5.0%
Air Liquide SA (France)	1,730	210
Fresnillo plc (United Kingdom)	11,773	243
Novozymes A/S Class B (Denmark)	3,436	116

		569
TOTAL COMMON STOCKS (Identified Cost $8,486)		10,932
TOTAL LONG TERM INVESTMENTS—96.7%
(Identified Cost $8,486)		10,932

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.090%)	198,717	$199
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $199)		199
TOTAL INVESTMENTS—98.5% (Identified Cost $8,685)		11,131	(1)
Other assets and liabilities, net—1.5%		165

NET ASSETS—100.0%		$11,296

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United Kingdom	27%
France	22
Switzerland	13
Netherlands	7
United States	7
Ireland	5
Germany	4
Other	15
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$10,932	$10,932
Short-Term Investments	199	199

Total Investments	$11,131	$11,131

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

21

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.2%

Materials—1.2%
Fuchs Petrolub AG 1.99%	3,857	$324
TOTAL PREFERRED STOCK (Identified Cost $165)		324

COMMON STOCKS—94.7%

Consumer Discretionary—5.9%
adidas AG (Germany)	3,310	343
British Sky Broadcasting Group plc (United Kingdom)	21,800	293
Reed Elsevier N.V. (Netherlands)	29,460	505
Sumitomo Rubber Industries Ltd. (Japan)	28,200	473

		1,614

Consumer Staples—11.4%
British American Tobacco plc (United Kingdom)	5,300	284
Colruyt SA (Belgium)	11,040	534
Nestle S.A. Registered Shares (Switzerland)	12,470	902
Swedish Match AB (Sweden)	9,090	282
Tesco plc (United Kingdom)	53,400	310
Unilever N.V. (Netherlands)	9,432	386
Woolworths Ltd. (Australia)	11,420	403

		3,101

Energy—9.9%
BP plc (United Kingdom)	41,300	289
CNOOC Ltd. (China)	213,000	409
Royal Dutch Shell plc A Shares (United Kingdom)	17,610	569
Royal Dutch Shell plc B Shares (United Kingdom)	10,900	362
Total SA (France)	13,970	669
Woodside Petroleum Ltd. (Australia)	10,710	401

		2,699

Financials—6.8%
Legal & General Group plc (United Kingdom)	138,400	363
Malayan Banking Bhd (Malaysia)	133,545	406
Multi-Purpose Holdings Bhd (Malaysia)	99,000	115
QBE Insurance Group Ltd. (Australia)	19,980	282
United Overseas Bank Ltd. (Singapore)	19,200	317
Zurich Financial Services AG (Switzerland)(2)	1,330	370

		1,853

Health Care—10.8%
GlaxoSmithKline plc (United Kingdom)	16,000	374
Novartis AG Registered Shares (Switzerland)	10,730	762
Roche Holding AG (Switzerland)	3,830	892

	SHARES	VALUE
Health Care—continued
Sanofi (France)	6,380	$648
Teva Pharmaceutical Industries Ltd. (Israel)	6,717	265

		2,941

Industrials—17.1%
Atlas Copco AB Class A (Sweden)	11,860	337
Brambles Ltd. (Australia)	48,000	426
Brenntag AG (Germany)	1,557	243
ComfortDelgro Corp., Ltd. (Singapore)	221,000	341
Deutsche Post AG Registered Shares (Germany)	13,836	319
Kone Oyj (Finland)	3,710	292
Koninklijke Vopak N.V. (Netherlands)	3,930	237
Legrand SA (France)	10,610	463
Makita Corp. (Japan)	9,500	423
Mitsubishi Electric Corp. (Japan)	49,000	399
Panalpina Welttransport Holding AG Registered
Shares (Switzerland)	1,980	174
Schindler Holding AG (Switzerland)	1,155	169
SembCorp Industries Ltd. (Singapore)	45,000	189
Singapore Technologies Engineering Ltd. (Singapore)	62,000	216
Toyota Tsusho Corp. (Japan)	16,400	420

		4,648

Information Technology—9.5%
Advantech Co., Ltd. (Taiwan)(2)	59,000	256
ASM Pacific Technology Ltd. (Hong Kong)	33,200	366
Computershare Ltd. (Australia)	36,400	388
MediaTek, Inc. (Taiwan)	24,000	274
SAP AG (Germany)	5,620	450
Venture Corp., Ltd. (Singapore)	40,000	280
VTech Holdings Ltd. (Hong Kong)	30,200	369
Wincor Nixdorf AG (Germany)	4,167	207

		2,590

Materials—9.1%
Air Liquide SA (France)	4,130	502
CRH plc (Ireland)(2)	15,000	331
Givaudan SA Registered Shares (Switzerland)(2)	172	211
Lafarge Malayan Cement Bhd (Malaysia)	52,100	166
Newcrest Mining Ltd. (Australia)	12,140	254
Rio Tinto Ltd. (Australia)	3,130	188
Shin-Etsu Chemical Co., Ltd. (Japan)	6,100	403
Symrise AG (Germany)	5,964	236
Syngenta AG Registered Shares (Switzerland)	410	171

		2,462

	SHARES	VALUE
Telecommunication Services—9.4%
Axiata Group Bhd (Malaysia)	166,700	$357
Belgacom SA (Belgium)	9,800	244
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)(2)	100,606	139
China Mobile Ltd. (Hong Kong)	33,500	355
Chunghwa Telecom Co., Ltd. (Taiwan)	80,600	249
KDDI Corp. (Japan)	8,200	343
Telenor ASA (Norway)	11,730	257
Telstra Corp., Ltd. (Australia)	26,000	122
Vodafone Group plc (United Kingdom)	169,700	481

		2,547

Utilities—4.8%
National Grid plc (United Kingdom)	27,200	316
Power Assets Holdings Ltd. (Hong Kong)	44,500	421
Scottish & Southern Energy plc (United Kingdom)	12,600	284
United Utilities Group plc (United Kingdom)	27,200	293

		1,314
TOTAL COMMON STOCKS (Identified Cost $22,018)		25,769
TOTAL LONG TERM INVESTMENTS—95.9%
(Identified cost $22,183)		26,093	(3)

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	913,171	913
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $913)		913
TOTAL INVESTMENTS—99.3%
(Identified Cost $23,096)		27,006	(1)
Other assets and liabilities, net—0.7%		195

NET ASSETS—100.0%		$27,201

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	A portion of the Fund’s assets have been segregated for forward currency contracts.

See Notes to Financial Statements

22

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings†
United Kingdom	16%
Switzerland	13
Australia	9
Japan	9
France	8
Germany	8
Hong Kong	6
Other	31
Total	100%
† % of total investments as of March 31, 2013

At March 31, 2013, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD 2,450	USD 2,488	State Street Bank and Trust Co.	9/24/13	$2,516	$(28)

					$(28)

AUD Australian Dollar	USD United States Dollar

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$25,769	$15,923	$9,846
Preferred Stock	324	324	—
Short-Term Investments	913	913	—

Total Investments	$27,006	$17,160	$9,846

Other Financial Instruments:	$—	$—	$—

Forward Currency Contracts*	$(28)	$—	$(28)

There are no Level 3 (significant unobservable inputs) priced securities.

*	Valued at the unrealized appreciation (depreciation) on the investment.

Securities held by the Fund with an end of period value of $8,728 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

23

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.1%

Australia—16.7%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	228,552	479
Dexus Property Group	1,036,115	1,126
GPT Group	207,000	801
Westfield Group	271,473	3,076
Westfield Retail Trust	291,173	917

		6,399

Bermuda—3.8%
Hongkong Land Holdings Ltd.	195,100	1,446

Canada—14.3%
Allied Properties Real Estate Investment Trust	31,815	1,034
Brookfield Properties, Inc.	59,450	1,021
Canadian Real Estate Investment Trust	17,695	783
Cominar Real Estate Investment Trust	23,265	529
First Capital Realty, Inc.	47,605	888
RioCan Real Estate Investment Trust	43,650	1,194

		5,449

Finland—1.1%
Citycon OYJ	145,320	415

France—10.0%
Fonciere Des Regions	3,960	310
Klepierre	17,556	689
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	1,547	165
Unibail-Rodamco SE	11,415	2,659

		3,823

Germany—2.8%
GSW Immobilien AG	15,390	609
LEG Immobilien AG(2)	8,461	453

		1,062

Hong Kong—8.6%
Hang Lung Properties Ltd.	235,000	880
Hysan Development Co. Ltd.	131,000	663
Link REIT (The)	318,441	1,737

		3,280

Italy—1.0%
Beni Stabili SpA	616,257	368

Japan—10.1%
AEON Mall Co., Ltd.	21,330	651
Japan Prime Realty Investment Corp.	194	751
Japan Real Estate Investment Corp.	66	915
Nippon Building Fund, Inc.	80	1,121
Nippon Prologis REIT, Inc.	40	436

		3,874

	SHARES	VALUE
Mexico—1.3%
TF Administradora Industrial S de Rl de CV(2)	226,852	$505

Netherlands—2.1%
Corio N.V.	8,712	407
Eurocommercial Properties N.V.	11,097	406

		813

Norway—1.2%
Norwegian Property ASA	284,600	447

Singapore—7.8%
CapitaMall Trust	250,650	423
CapitaRetail China Trust	417,725	590
Global Logistic Properties Ltd.	622,500	1,322
Mapletree Logistics Trust	655,544	642

		2,977

Sweden—1.5%
Castellum AB	41,366	589

Switzerland—0.6%
PSP Swiss Property AG(2)	2,491	227

United Kingdom—14.2%
Big Yellow Group plc	81,188	438
British Land Co. plc	92,305	762
Derwent London plc	12,846	420
Great Portland Estates plc	45,018	339
Hammerson plc	126,309	944
Land Securities Group plc	113,685	1,432
Safestore Holdings plc	271,876	490
SEGRO plc	161,457	624

		5,449
TOTAL COMMON STOCKS (Identified Cost $27,462)		37,123
TOTAL LONG TERM INVESTMENTS—97.1%
(Identified cost $27,462)		37,123

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	780,118	780
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $780)		780
TOTAL INVESTMENTS—99.1%
(Identified Cost $28,242)		37,903	(1)
Other assets and liabilities, net—0.9%		346

NET ASSETS—100.0%		$38,249

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
Australia	17%
Canada	14
United Kingdom	14
France	10
Japan	10
Hong Kong	9
Singapore	8
Other	18
Total	100%
† % of total investments as of March 31, 2013

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

24

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$37,123	$21,029	$16,094	$0	(1)
Short-Term Investments	780	780	—	—

Total Investments	$37,903	$21,809	$16,094	$0	(1)

(1)	Includes internally fair valued security currently priced at zero $0.

Securities held by the Fund with an end of period value of $16,094 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

25

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.0%

Consumer Discretionary—9.9%
Goldlion Holdings Ltd. (Hong Kong)	389,600	$204
Maisons France Confort (France)	5,600	171
Rightmove plc (United Kingdom)	1,400	38
Watts Co., Ltd. (Japan)	16,000	142
Wotif.Com Holdings Ltd. (Australia)	37,900	196

		751

Consumer Staples—6.7%
Compania Cervecerias Unidas SA (Chile)	8,300	138
Distell Group Ltd. (South Africa)	5,657	68
Dongsuh Co., Inc. (South Korea)	14,200	299

		505

Energy—5.5%
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	2,300	230
TGS Nopec Geophysical Co., ASA (Norway)	4,900	185

		415

Financials—15.4%
ARA Asset Management Ltd. (Singapore)	172,760	268
Austbrokers Holdings Ltd. (Australia)	1,900	19
Euler Hermes SA (France)	2,100	193
Euroz Ltd. (Australia)	274,236	336
Hiscox Ltd. (Bermuda)	32,900	275
Rathbone Brothers plc (United Kingdom)	3,225	72

		1,163

Health Care—6.7%
Haw Par Corp. Ltd. (Singapore)	25,500	159
Nakanishi, Inc. (Japan)	1,000	125
Stallergenes SA (France)	850	53
Win International Co., Ltd. (Japan)	19,300	169

		506

	SHARES	VALUE
Industrials—22.4%
AIT Corp. (Japan)	33,200	$386
Amadeus Fire AG (Germany)	4,200	223
ASR Holdings Ltd. (Hong Kong)	484,500	129
Clasquin (France)	4,200	116
Freight Management Holdings Bhd (Malaysia)	383,000	142
Pfeiffer Vacuum Technology AG (Germany)	620	68
Richelieu Hardware Ltd. (Canada)	3,650	141
Riverstone Holdings Ltd. (Singapore)	167,500	67
Rotork plc (United Kingdom)	3,550	157
Thermador Groupe (France)	2,500	199
Vicom Ltd. (Singapore)	16,998	71

		1,699

Information Technology—9.8%
Computer Modelling Group Ltd. (Canada)	3,740	78
Domino Printing Sciences plc (United Kingdom)	20,500	199
Iress Ltd. (Australia)	9,900	80
MercadoLibre, Inc. (United States)	2,550	246
Pro-Ship, Inc. (Japan)	6,800	138

		741

Materials—12.6%
Corp. Moctezuma SAB de CV (Mexico)	90,600	282
KPX Chemical Co., Ltd. (South Korea)	5,022	238
Rimoni Industries Ltd. (Israel)	22,000	141
Uyemura (C) & Co., Ltd. (Japan)	3,800	142
Victrex plc (United Kingdom)	5,900	149

		952
TOTAL COMMON STOCKS
(Identified Cost $5,854)		6,732
TOTAL LONG TERM INVESTMENTS—89.0%
(Identified cost $5,854)		6,732

	SHARES	VALUE
SHORT-TERM INVESTMENTS—14.5%

Money Market Mutual Funds—14.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	1,095,091	$1,095
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,095)		1,095
TOTAL INVESTMENTS—103.5%
(Identified Cost $6,949)		7,827	(1)
Other assets and liabilities, net—(3.5)%		(264)

NET ASSETS—100.0%		$7,563

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United States	17%
Japan	14
France	9
Australia	8
United Kingdom	8
Singapore	7
South Korea	7
Other	30
Total	100%
† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$6,732	$4,472	$2,260
Short-Term Investments	1,095	1,095	—

Total Investments	$7,827	$5,567	$2,260

There are no or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of fiscal period value of $2,241 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

26

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund		Global Commodities Stock Fund		Global Dividend Fund

Assets
Investment in securities at value(1)	$26,975		$6,289		$29,980		$127,098
Foreign currency at value(2)	13		14		2		—
Cash	60		—		23		—
Receivables
Investment securities sold	563		10		898		—
Fund shares sold	50		19		21		721
Dividends and interest receivable	451		19		20		184
Tax reclaims	—		—		—		43
Prepaid expenses	31		31		27		31
Prepaid trustee retainer	—	(3)	—	(3)	—	(3)	1

Total assets	28,143		6,382		30,971		128,078

Liabilities
Cash overdraft	—		3		—		—
Payables
Fund shares repurchased	—	(3)	—		—	(3)	78
Investment securities purchased	538		—		1,727		285
Dividend distributions	—	(3)	—		—		—
Investment advisory fee	16		6		16		68
Distribution and service fees	—	(3)	—	(3)	—	(3)	21
Administration fee	3		1		3		14
Transfer agent fees and expenses	2		—	(3)	2		22
Trustees’ fee and expenses	—	(3)	—	(3)	—	(3)	— (3)
Professional fee	27		21		16		18
Other accrued expenses	(4)		3		3		11

Total liabilities	582		34		1,767		517

Net Assets	$27,561		$6,348		$29,204		$127,561

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$26,897		$5,893		$29,994		$116,089
Accumulated undistributed net investment income (loss)	29		6		(443)		(43)
Accumulated undistributed net realized gain (loss)	141		105		(2,713)		(14,216)
Net unrealized appreciation (depreciation) on investments	494		344		2,366		25,731

Net Assets	$27,561		$6,348		$29,204		$127,561

Class A
Net asset value (net assets/shares outstanding) per share	$10.28		$10.92		$9.47		$13.73
Maximum offering price per share NAV/(1-3.75%)	$10.68		$—		$—		$—
Maximum offering price per share NAV/(1-5.75%)	$—		$11.59		$10.05		$14.57
Shares of beneficial interest outstanding, no par value, unlimited authorization	111,880		38,767		136,018		3,553,248
Net Assets	$1,150		$423		$1,288		$48,804
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.27		$10.89		$9.39		$13.70
Shares of beneficial interest outstanding, no par value, unlimited authorization	13,524		22,679		22,836		1,029,720
Net Assets	$139		$247		$215		$14,109
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.27		$10.93		$9.48		$13.74
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,557,895		519,306		2,920,784		4,704,716
Net Assets	$26,272		$5,678		$27,701		$64,648
(1) Investment in securities at cost	$26,481		$5,945		$27,614		$101,367
(2) Foreign currency at cost	$13		$14		$2		$—
(3) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Global Opportunities Fund		Global Real Estate Securities Fund		Greater Asia ex Japan Opportunities Fund		Greater European Opportunities Fund

Assets
Investment in securities at value(1)	$109,087		$37,710		$10,342		$11,131
Foreign currency at value(2)	21		2		1		6
Receivables
Investment securities sold	1,099		133		296		99
Fund shares sold	177		833		8		9
Receivable from adviser	—		—		21		2
Dividends and interest receivable	387		122		38		45
Tax reclaims	66		3		—		11
Prepaid expenses	27		31		29		29
Prepaid trustee retainer	1		—	(3)	—	(3)	—	(3)

Total assets	110,865		38,834		10,735		11,332

Liabilities
Cash overdraft	—		33		27		—
Payables
Fund shares repurchased	444		15		—		10
Investment securities purchased	—		1,129		222		—
Foreign capital gain taxes payable	15		—		—		—
Investment advisory fee	86		13		1		—
Distribution and service fees	19		5		2		3
Administration fee	12		4		1		1
Transfer agent fees and expenses	34		5		1		1
Trustees’ fee and expenses	—	(3)	—	(3)	—	(3)	—	(3)
Professional fee	23		15		40		15
Other accrued expenses	13		4		7		6

Total liabilities	646		1,223		300		36

Net Assets	$110,219		$37,611		$10,435		$11,296

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$98,457		$33,641		$7,743		$8,552
Accumulated undistributed net investment income (loss)	151		(397)		(30)		(31)
Accumulated undistributed net realized gain (loss)	(13,900)		(73)		247		329
Net unrealized appreciation (depreciation) on investments	25,511		4,440		2,475		2,446

Net Assets	$110,219		$37,611		$10,435		$11,296

Class A
Net asset value (net assets/shares outstanding) per share	$10.86		$23.61		$15.94		$15.43
Maximum offering price per share NAV/(1-5.75%)	$11.52		$25.05		$16.91		$16.37
Shares of beneficial interest outstanding, no par value, unlimited authorization	7,262,983		539,749		604,098		657,924
Net Assets	$78,907		$12,744		$9,631		$10,155
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$9.67		$—		$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	97,097		—		—		—
Net Assets	$938		$—		$—		$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.61		$23.33		$15.71		$15.34
Shares of beneficial interest outstanding, no par value, unlimited authorization	251,775		130,705		24,254		22,886
Net Assets	$2,421		$3,050		$381		$351
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.85		$23.72		$15.99		$15.46
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,576,033		919,617		26,422		51,097
Net Assets	$27,953		$21,817		$423		$790
(1) Investment in securities at cost	$83,562		$33,270		$7,868		$8,685
(2) Foreign currency at cost	$21		$2		$1		$6
(3) Amount is less than $500.

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	International Equity Fund		International Real Estate Securities Fund		International Small-Cap Fund

Assets
Investment in securities at value(1)	$27,006		$37,903		$7,827
Foreign currency at value(2)	129		3		7
Receivables
Fund shares sold	—	(3)	248		—
Dividends and interest receivable	80		160		31
Tax reclaims	39		7		—
Prepaid expenses	18		19		30
Prepaid trustee retainer	—	(3)	—	(3)	—	(3)

Total assets	27,272		38,340		7,895

Liabilities
Cash overdraft	—		—		59
Payables
Fund shares repurchased	—		32		—
Investment securities purchased	—		—		237
Investment advisory fee	16		24		6
Distribution and service fees	—	(3)	3		—	(3)
Administration fee	3		4		1
Transfer agent fees and expenses	1		6		1
Trustees’ fee and expenses	—	(3)	—	(3)	—	(3)
Professional fee	18		17		26
Other accrued expenses	5		5		2
Unrealized depreciation on forward currency contracts	28		—		—

Total liabilities	71		91		332

Net Assets	$27,201		$38,249		$7,563

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$24,109		$58,016		$6,625
Accumulated undistributed net investment income (loss)	59		(2,428)		19
Accumulated undistributed net realized gain (loss)	(847)		(27,000)		41
Net unrealized appreciation (depreciation) on investments	3,880		9,661		878

Net Assets	$27,201		$38,249		$7,563

Class A
Net asset value (net assets/shares outstanding) per share	$11.72		$6.64		$11.82
Maximum offering price per share NAV/(1-5.75%)	$12.44		$7.05		$12.54
Shares of beneficial interest outstanding, no par value, unlimited authorization	16,545		1,170,773		14,468
Net Assets	$194		$7,772		$171
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.58		$6.62		$11.80
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,764		260,468		11,023
Net Assets	$125		$1,724		$130
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.67		$6.64		$11.83
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,303,767		4,333,538		613,910
Net Assets	$26,882		$28,753		$7,262
(1) Investment in securities at cost	$23,096		$28,242		$6,949
(2) Foreign currency at cost	$130		$3		$7
(3) Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	Emerging Markets Debt Fund	Emerging Markets Equity Income Fund		Global Commodities Stock Fund	Global Dividend Fund

Investment Income
Dividends	$—	$67		$184	$2,023
Interest	786	—	(1)	—	—	(1)
Foreign taxes withheld	(2)	(7)		(11)	(121)

Total investment income	784	60		173	1,902

Expenses
Investment advisory fees	99	30		117	341
Service fees, Class A	— (1)	—	(1)	1	52
Distribution and service fees, Class C	1	1		1	58
Administration fees	17	4		15	68
Transfer agent fee and expenses	6	1		15	68
Custodian fees	2	13		3	12
Printing fees and expenses	5	2		2	10
Professional fees	24	13		15	15
Registration fees	25	23		21	29
Trustees’ fee and expenses	1	—	(1)	— (1)	2
Miscellaneous expenses	2	2		4	4

Total expenses	182	89		194	659
Less expenses reimbursed, and/or waived by investment adviser	(35)	(44)		(27)	—

Net expenses	147	45		167	659

Net investment income (loss)	637	15		6	1,243

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	199	151		(663)	—
Net realized gain (loss) on foreign currency transactions	(3)	(2)		3	1
Net change in unrealized appreciation (depreciation) on investments	301	104		(110)	7,256
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)	—	(1)	— (1)	1

Net gain (loss) on investments	497	253		(770)	7,258

Net increase (decrease) in net assets resulting from operations	$1,134	$268		$(764)	$8,501

(1) Amount is less than $500.

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	Global Opportunities Fund	Global Real Estate Securities Fund	Greater Asia ex Japan Opportunities Fund	Greater European Opportunities Fund

Investment Income
Dividends	$1,093	$441	$88	$100
Interest	— (1)	— (1)	— (1)	—
Foreign taxes withheld	(31)	(20)	(4)	(5)

Total investment income	1,062	421	84	95

Expenses
Investment advisory fees	431	114	49	42
Service fees, Class A	92	13	12	10
Distribution and service fees, Class B	5	—	—	—
Distribution and service fees, Class C	9	10	1	2
Administration fees	65	17	6	6
Transfer agent fee and expenses	63	22	3	5
Custodian fees	14	2	23	14
Printing fees and expenses	7	3	1	1
Professional fees	28	14	49	15
Registration fees	33	20	20	19
Trustees’ fee and expenses	2	1	— (1)	— (1)
Miscellaneous expenses	5	2	1	1

Total expenses	754	218	165	115
Less expenses reimbursed, waived and/or recaptured by investment adviser	23	(41)	(77)	(45)

Net expenses	777	177	88	70

Net investment income (loss)	285	244	(4)	25

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,593	115	279	454
Net realized gain (loss) on foreign currency transactions	(5)	(1)	(5)	(15)
Net change in unrealized appreciation (depreciation) on investments	5,814	1,865	391	730
Net change in unrealized appreciation (depreciation) on foreign currency translation	3	— (1)	3	— (1)
Net change in foreign taxes on unrealized capital gains	70	—	—	—

Net gain (loss) on investments	9,475	1,979	668	1,169

Net increase (decrease) in net assets resulting from operations	$9,760	$2,223	$664	$1,194

(1) Amount is less than $500.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	International Equity Fund	International Real Estate Securities Fund	International Small-Cap Fund

Investment Income
Dividends	$322	$618	$73
Interest	— (1)	— (1)	—	(1)
Foreign taxes withheld	(22)	(45)	(6)

Total investment income	300	573	67

Expenses
Investment advisory fees	113	177	28
Service fees, Class A	— (1)	7	—	(1)
Distribution and service fees, Class C	1	8	1
Administration fees	17	23	4
Transfer agent fee and expenses	8	20	2
Custodian fees	9	3	10
Printing fees and expenses	1	2	1
Professional fees	17	14	16
Registration fees	22	22	24
Trustees’ fee and expenses	1	1	—	(1)
Miscellaneous expenses	2	2	1

Total expenses	191	279	87
Less expenses reimbursed, and/or waived by investment adviser	(24)	(44)	(48)

Net expenses	167	235	39

Net investment income (loss)	133	338	28

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(192)	439	46
Net realized gain (loss) on foreign currency transactions	(82)	(20)	(1)
Net change in unrealized appreciation (depreciation) on investments	2,402	2,652	857
Net change in unrealized appreciation (depreciation) on foreign currency translation	27	(1)	—	(1)

Net gain (loss) on investments	2,155	3,070	902

Net increase (decrease) in net assets resulting from operations	$2,288	$3,408	$930

(1) Amount is less than $500.

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Debt Fund		Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2013 (Unaudited)	From inception September 5, 2012 to September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	From inception September 5, 2012 to September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$637	$60	$15	$(1)
Net realized gain (loss)	196	(15)	149	55
Net change in unrealized appreciation (depreciation)	301	193	104	240

Increase (decrease) in net assets resulting from operations	1,134	238	268	294

From Distributions to Shareholders
Net investment income, Class A	(8)	—	— (1)	—
Net investment income, Class C	(3)	—	—	—
Net investment income, Class I	(657)	—	(9)	—
Net realized short-term gains, Class A	— (1)	—	(3)	—
Net realized short-term gains, Class C	— (1)	—	(3)	—
Net realized short-term gains, Class I	(40)	—	(92)	—

Decrease in net assets from distributions to shareholders	(708)	—	(107)	—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	1,056	100	320	100
Change in net assets from share transactions, Class C	27	109	142	100
Change in net assets from share transactions, Class I	805	24,800	431	4,800

Increase (decrease) in net assets from share transactions	1,888	25,009	893	5,000

Net increase (decrease) in net assets	2,314	25,247	1,054	5,294

Net Assets
Beginning of period	25,247	—	5,294	—

End of period	$27,561	$25,247	$6,348	$5,294

Accumulated undistributed net investment income (loss) at end of period	$29	$60	$6	$(1)

(1) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Commodities Stock Fund		Global Dividend Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$6	$25	$1,243	$2,043
Net realized gain (loss)	(660)	(1,717)	1	738
Net change in unrealized appreciation (depreciation)	(110)	5,331	7,257	11,292

Increase (decrease) in net assets resulting from operations	(764)	3,639	8,501	14,073

From Distributions to Shareholders
Net investment income, Class A	(22)	— (1)	(506)	(817)
Net investment income, Class C	(2)	—	(102)	(150)
Net investment income, Class I	(411)	(83)	(695)	(1,277)

Decrease in net assets from distributions to shareholders	(435)	(83)	(1,303)	(2,244)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	394	566	9,568	8,865
Change in net assets from share transactions, Class C	104	(2)	4,175	1,898
Change in net assets from share transactions, Class I	10,194	(404)	12,326	8,579

Increase (decrease) in net assets from share transactions	10,692	160	26,069	19,342

Net increase (decrease) in net assets	9,493	3,716	33,267	31,171

Net Assets
Beginning of period	19,711	15,995	94,294	63,123

End of period	$29,204	$19,711	$127,561	$94,294

Accumulated undistributed net investment income (loss) at end of period	$(443)	$(14)	$(43)	$17

(1) Amount is less than $500.

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Opportunities Fund		Global Real Estate Securities Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$285	$405	$244	$187
Net realized gain (loss)	3,588	5,434	114	(97)
Net change in unrealized appreciation (depreciation)	5,887	11,274	1,865	2,394

Increase (decrease) in net assets resulting from operations	9,760	17,113	2,223	2,484

From Distributions to Shareholders
Net investment income, Class A	(224)	(275)	(293)	(34)
Net investment income, Class C	—	—	(50)	(1)
Net investment income, Class I	(143)	—	(419)	(5)
Net realized short-term gains, Class A	—	—	—	(46)
Net realized short-term gains, Class C	—	—	—	(4)
Net realized short-term gains, Class I	—	—	—	(6)
Net realized long-term gains, Class A	—	—	—	(75)
Net realized long-term gains, Class C	—	—	—	(7)
Net realized long-term gains, Class I	—	—	—	(9)

Decrease in net assets from distributions to shareholders	(367)	(275)	(762)	(187)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	507	1,538	3,492	2,120
Change in net assets from share transactions, Class B	(200)	(90)	—	—
Change in net assets from share transactions, Class C	539	627	1,583	726
Change in net assets from share transactions, Class I	2,023	22,400	8,961	10,601

Increase (decrease) in net assets from share transactions	2,869	24,475	14,036	13,447

Net increase (decrease) in net assets	12,262	41,313	15,497	15,744

Net Assets
Beginning of period	97,957	56,644	22,114	6,370

End of period	$110,219	$97,957	$37,611	$22,114

Accumulated undistributed net investment income (loss) at end of period	$151	$233	$(397)	$121

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Greater Asia ex Japan Opportunities Fund		Greater European Opportunities Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(4)	$41	$25	$69
Net realized gain (loss)	274	290	439	233
Net change in unrealized appreciation (depreciation)	394	830	730	1,039

Increase (decrease) in net assets resulting from operations	664	1,161	1,194	1,341

From Distributions to Shareholders
Net investment income, Class A	(54)	(12)	(58)	(58)
Net investment income, Class C	—	— (1)	(1)	— (1)
Net investment income, Class I	(3)	(2)	(34)	(3)
Net realized short-term gains, Class A	(4)	(38)	(9)	(8)
Net realized short-term gains, Class C	— (1)	(1)	— (1)	— (1)
Net realized short-term gains, Class I	— (1)	(2)	(5)	— (1)
Net realized long-term gains, Class A	(268)	(309)	(202)	(182)
Net realized long-term gains, Class C	(7)	(8)	(6)	(6)
Net realized long-term gains, Class I	(10)	(15)	(100)	(8)

Decrease in net assets from distributions to shareholders	(346)	(387)	(415)	(265)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	968	(1,485)	2,945	920
Change in net assets from share transactions, Class C	141	(12)	138	12
Change in net assets from share transactions, Class I	98	37	579	(74)

Increase (decrease) in net assets from share transactions	1,207	(1,460)	3,662	858

Net increase (decrease) in net assets	1,525	(686)	4,441	1,934

Net Assets
Beginning of period	8,910	9,596	6,855	4,921

End of period	$10,435	$8,910	$11,296	$6,855

Accumulated undistributed net investment income (loss) at end of period	$(30)	$31	$(31)	$37

(1) Amount is less than $500.

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Equity Fund		International Real Estate Securities Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$133	$586	$338	$799
Net realized gain (loss)	(274)	(346)	419	(1,603)
Net change in unrealized appreciation (depreciation)	2,429	3,073	2,651	7,113

Increase (decrease) in net assets resulting from operations	2,288	3,313	3,408	6,309

From Distributions to Shareholders
Net investment income, Class A	(2)	(5)	(406)	(72)
Net investment income, Class C	(1)	(3)	(119)	(15)
Net investment income, Class I	(294)	(624)	(2,099)	(639)
Net realized short-term gains, Class A	—	(3)	—	—
Net realized short-term gains, Class C	—	(2)	—	—
Net realized short-term gains, Class I	—	(331)	—	—

Decrease in net assets from distributions to shareholders	(297)	(968)	(2,624)	(726)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(14)	(821)	3,745	(58)
Change in net assets from share transactions, Class C	1	6	165	306
Change in net assets from share transactions, Class I	(1,483)	6,437	13	(914)

Increase (decrease) in net assets from share transactions	(1,496)	5,622	3,923	(666)

Net increase (decrease) in net assets	495	7,967	4,707	4,917

Net Assets
Beginning of period	26,706	18,739	33,542	28,625

End of period	$27,201	$26,706	$38,249	$33,542

Accumulated undistributed net investment income (loss) at end of period	$59	$223	$(2,428)	$(142)

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	International Small-Cap Fund
	Six Months Ended March 31, 2013 (Unaudited)		From inception September 5, 2012 to September 30, 2012

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$28		$7
Net realized gain (loss)	45		—
Net change in unrealized appreciation (depreciation)	857		21

Increase (decrease) in net assets resulting from operations	930		28

From Distributions to Shareholders
Net investment income, Class A	—	(1)	—
Net investment income, Class C	—	(1)	—
Net investment income, Class I	(16)		—
Net realized short-term gains, Class A	—	(1)	—
Net realized short-term gains, Class C	—	(1)	—
Net realized short-term gains, Class I	(4)		—

Decrease in net assets from distributions to shareholders	(20)		—

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	50		100
Change in net assets from share transactions, Class C	4		106
Change in net assets from share transactions, Class I	3,557		2,808

Increase (decrease) in net assets from share transactions	3,611		3,014

Net increase (decrease) in net assets	4,521		3,042

Net Assets
Beginning of period	3,042		—

End of period	$7,563		$3,042

Accumulated undistributed net investment income (loss) at end of period	$19		$7

(1) Amount is less than $500.

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets
Debt Fund
Class A
10/1/12 to 3/31/13(9)	$10.09	0.25	0.21	0.46	(0.25)	(0.02)	(0.27)	0.19	$10.28	4.42	%(4)	$1,150	1.35	%(3)	1.56	%(3)	4.77	%(3)	45	%(4)
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.35	(3)	3.49	(3)	3.35	(3)	13	(4)

Class C
10/1/12 to 3/31/13(9)	$10.09	0.20	0.21	0.41	(0.21)	(0.02)	(0.23)	0.18	$10.27	3.93	%(4)	$139	2.10	%(3)	2.36	%(3)	3.85	%(3)	45	%(4)
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	110	2.10	(3)	4.26	(3)	2.63	(3)	13	(4)

Class I
10/1/12 to 3/31/13(9)	$10.10	0.25	0.20	0.45	(0.26)	(0.02)	(0.28)	0.17	$10.27	4.45	%(4)	$26,272	1.10	%(3)	1.37	%(3)	4.83	%(3)	45	%(4)
9/5/12(6) to 9/30/12	10.00	0.02	0.08	0.10	—	—	—	0.10	10.10	1.00	(4)	25,036	1.10	(3)	3.24	(3)	3.61	(3)	13	(4)
Emerging Markets
Equity Income Fund
Class A
10/1/12 to 3/31/13(9)	$10.59	0.01	0.52	0.53	(0.01)	(0.19)	(0.20)	0.33	$10.92	4.96	%(4)	$423	1.75	%(3)	3.01	%(3)	0.24	%(3)	47	%(4)
9/5/12(6) to 9/30/12	10.00	(0.01)	0.60	0.59	—	—	—	0.59	10.59	5.90	(4)	106	1.75	(3)	10.28	(3)	(0.78	)(3)	37	(4)

Class C
10/1/12 to 3/31/13(9)	$10.58	(0.02)	0.52	0.50	—	(0.19)	(0.19)	0.31	$10.89	4.68	%(4)	$247	2.50	%(3)	3.86	%(3)	(0.42	)%(3)	47	%(4)
9/5/12(6) to 9/30/12	10.00	(0.01)	0.59	0.58	—	—	—	0.58	10.58	5.80	(4)	106	2.50	(3)	11.03	(3)	(1.54	)(3)	37	(4)

Class I
10/1/12 to 3/31/13(9)	$10.59	0.03	0.52	0.55	(0.02)	(0.19)	(0.21)	0.34	$10.93	5.13	%(4)	$5,678	1.50%		3.04	%(3)	0.57	%(3)	47	%(4)
9/5/12(6) to 9/30/12	10.00	— (5)	0.59	0.59	—	—	—	0.59	10.59	5.90	(4)	5,082	1.50	(3)	10.03	(3)	(0.54	)(3)	37	(4)
Global Commodities
Stock Fund
Class A
10/1/12 to 3/31/13(9)	$9.96	(0.01)	(0.31)	(0.32)	(0.17)	—	(0.17)	(0.49)	$9.47	(3.19	)%(4)	$1,288	1.65	%(3)	1.88	%(3)	(0.17	)%(3)	62	%(4)
10/1/11 to 9/30/12	8.16	— (5)	1.82	1.82	(0.02)	—	(0.02)	1.80	9.96	22.30		936	1.65		1.91		(0.03)		96
3/15/11(6) to 9/30/11	10.00	(0.01)	(1.83)	(1.84)	—	—	—	(1.84)	8.16	(18.40	)(4)	204	1.65	(3)	5.40	(3)	(0.14	)(3)	32	(4)

Class C
10/1/12 to 3/31/13(9)	$9.87	(0.05)	(0.31)	(0.36)	(0.12)	—	(0.12)	(0.48)	$9.39	(3.60	)%(4)	$215	2.40	%(3)	2.63	%(3)	(0.97	)%(3)	62	%(4)
10/1/11 to 9/30/12	8.13	(0.08)	1.82	1.74	—	—	—	1.74	9.87	21.40		117	2.40		2.60		(0.86)		96
3/15/11(6) to 9/30/11	10.00	(0.05)	(1.82)	(1.87)	—	—	—	(1.87)	8.13	(18.70	)(4)	99	2.40	(3)	6.73	(3)	(0.90	)(3)	32	(4)

Class I
10/1/12 to 3/31/13(9)	$9.98	—	(0.31)	(0.31)	(0.19)	—	(0.19)	(0.50)	$9.48	(3.13	)%(4)	$27,701	1.40	%(3)	1.63	%(3)	0.07	%(3)	62%
10/1/11 to 9/30/12	8.17	0.01	1.84	1.85	(0.04)	—	(0.04)	1.81	9.98	22.67		18,658	1.40		1.59		0.14		96
3/15/11(6) to 9/30/11	10.00	0.01	(1.84)	(1.83)	—	—	—	(1.83)	8.17	(18.30	)(4)	15,692	1.40	(3)	2.92	(3)	0.14	(3)	32	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Dividend
Fund
Class A
10/1/12 to 3/31/13(9)	$12.88	0.15	0.85	1.00	(0.15)	—	(0.15)	0.85	$13.73	7.92	%(4)	$48,804	1.29	%(3)	1.29	%(3)	2.33	%(3)	0	%(4)
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	(0.35)	1.91	12.88	20.80		36,347	1.32		1.32		2.59		21
10/1/10 to 9/30/11	10.71	0.33	0.25	0.58	(0.32)	—	(0.32)	0.26	10.97	5.40		23,120	1.34		1.34		2.89		16
10/1/09 to 9/30/10	9.97	0.26	0.77	1.03	(0.29)	—	(0.29)	0.74	10.71	10.48		24,794	1.33		1.33		2.51		22
10/1/08 to 9/30/09	10.91	0.31	(0.87)	(0.56)	(0.30)	(0.08)	(0.38)	(0.94)	9.97	(4.76)		77,049	1.31		1.33		3.50		46
10/1/07 to 9/30/08	13.70	0.31	(2.31)	(2.00)	(0.28)	(0.51)	(0.79)	(2.79)	10.91	(15.63)		75,664	1.15		1.22		2.39		60

Class C
10/1/12 to 3/31/13(9)	$12.85	0.10	0.86	0.96	(0.11)	—	(0.11)	0.85	$13.70	7.50	%(4)	$14,109	2.05	%(3)	2.05	%(3)	1.59	%(3)	0	%(4)
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	(0.26)	1.90	12.85	19.97		9,117	2.07		2.07		1.88		21
10/1/10 to 9/30/11	10.69	0.24	0.26	0.50	(0.24)	—	(0.24)	0.26	10.95	4.51		6,138	2.09		2.09		2.11		16
10/1/09 to 9/30/10	9.95	0.20	0.75	0.95	(0.21)	—	(0.21)	0.74	10.69	9.70		7,160	2.10		2.10		1.98		22
10/1/08 to 9/30/09	10.89	0.26	(0.89)	(0.63)	(0.23)	(0.08)	(0.31)	(0.94)	9.95	(5.49)		6,188	2.09		2.10		2.85		46
10/1/07 to 9/30/08	13.66	0.23	(2.31)	(2.08)	(0.18)	(0.51)	(0.69)	(2.77)	10.89	(16.18)		1,856	1.90		1.97		1.72		60

Class I
10/1/12 to 3/31/13(9)	$12.89	0.17	0.85	1.02	(0.17)	—	(0.17)	0.85	$13.74	7.97	%(4)	$64,648	1.04	%(3)	1.04%		2.57	%(3)	0	%(4)
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	(0.38)	1.92	12.89	21.19		48,830	1.07		1.07		2.85		21
10/1/10 to 9/30/11	10.72	0.36	0.24	0.60	(0.35)	—	(0.35)	0.25	10.97	5.56		33,865	1.09		1.09		3.16		16
10/1/09 to 9/30/10	9.96	0.31	0.76	1.07	(0.31)	—	(0.31)	0.76	10.72	10.96		37,094	1.10		1.10		3.04		22
10/1/08 to 9/30/09	10.90	0.34	(0.87)	(0.53)	(0.33)	(0.08)	(0.41)	(0.94)	9.96	(4.54)		344	1.09		1.10		3.80		46
6/6/08(6) to 9/30/08	13.41	0.07	(2.40)	(2.33)	(0.18)	—	(0.18)	(2.51)	10.90	(17.51	)(4)	82	0.90	(3)	1.01	(3)	1.83	(3)	60	(4)
Global Opportunities
Fund
Class A
10/1/12 to 3/31/13(9)	$9.91	0.03	0.95	0.98	(0.03)	—	(0.03)	0.95	$10.86	10.03	%(4)	$78,907	1.55	%(3)	1.53	%(3)	0.53	%(3)	30	%(4)
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80		71,592	1.55		1.55		0.53		73
10/1/10 to 9/30/11	7.79	0.05	0.15	0.20	(0.08)	—	(0.08)	0.12	7.91	2.54		54,916	1.55		1.67		0.65		56
10/1/09 to 9/30/10	6.67	0.09	1.11	1.20	(0.08)	—	(0.08)	1.12	7.79	18.09		59,088	1.57	(7)	1.66		1.21		78
10/1/08 to 9/30/09	7.82	0.07	(1.14)	(1.07)	(0.08)	—	(0.08)	(1.15)	6.67	(13.53)		53,644	1.86		1.86		1.16		168
10/1/07 to 9/30/08	11.59	0.13	(3.59)	(3.46)	(0.09)	(0.22)	(0.31)	(3.77)	7.82	(30.50)		73,003	1.65		1.65		1.31		62

Class B
10/1/12 to 3/31/13(9)	$8.82	(0.01)	0.86	0.85	—	—	—	0.85	$9.67	9.64	%(4)	$938	2.30	%(3)	2.27	%(3)	(0.27	)%(3)	30	%(4)
10/1/11 to 9/30/12	7.06	(0.02)	1.78	1.76	—	—	—	1.76	8.82	24.93		1,048	2.30		2.30		(0.28)		73
10/1/10 to 9/30/11	6.97	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.06	1.76		915	2.30		2.42		(0.14)		56
10/1/09 to 9/30/10	6.00	0.03	0.99	1.02	(0.05)	—	(0.05)	0.97	6.97	17.09		1,294	2.32	(7)	2.41		0.43		78
10/1/08 to 9/30/09	7.06	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	6.00	(14.10)		1,369	2.61		2.61		0.35		168
10/1/07 to 9/30/08	10.48	0.04	(3.22)	(3.18)	(0.02)	(0.22)	(0.24)	(3.42)	7.06	(30.93)		2,379	2.39		2.39		0.49		62

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Opportunities
Fund (Continued)
Class C
10/1/12 to 3/31/13(9)	$8.77	(0.01)	0.85	0.84	—	—	—	0.84	$9.61	9.69	%(4)	$2,421	2.30	%(3)	2.28	%(3)	(0.18	)%(3)	30	%(4)
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93		1,700	2.30		2.30		(0.25)		73
10/1/10 to 9/30/11	6.93	(0.01)	0.13	0.12	(0.03)	—	(0.03)	0.09	7.02	1.77		813	2.30		2.42		(0.11)		56
10/1/09 to 9/30/10	5.97	0.03	0.98	1.01	(0.05)	—	(0.05)	0.96	6.93	17.01		806	2.32	(7)	2.41		0.48		78
10/1/08 to 9/30/09	7.03	0.02	(1.02)	(1.00)	(0.06)	—	(0.06)	(1.06)	5.97	(14.16)		776	2.62		2.62		0.37		168
10/1/07 to 9/30/08	10.44	0.05	(3.22)	(3.17)	(0.02)	(0.22)	(0.24)	(3.41)	7.03	(30.95)		1,149	2.40		2.40		0.55		62

Class I
10/1/12 to 3/31/13(9)	$9.91	0.04	0.96	1.00	(0.06)	—	(0.06)	0.94	$10.85	10.13	%(4)	$27,953	1.30	%(3)	1.32	%(3)	0.77	%(3)	30	%(4)
8/8/12(6) to 9/30/12(6)	9.38	— (5)	0.53	0.53	—	—	—	0.53	9.91	5.54	(4)	23,617	1.30	(3)	1.30	(3)	0.02	(3)	73	(4)
Global Real Estate
Securities Fund
Class A
10/1/12 to 3/31/13(9)	$22.40	0.20	1.71	1.91	(0.70)	—	(0.70)	1.21	$23.61	8.64	%(4)	$12,744	1.40	%(3)	1.70	%(3)	1.71	%(3)	5	%(4)
10/1/11 to 9/30/12	17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21		8,695	1.40		2.37		1.61		31
10/1/10 to 9/30/11	19.84	0.50	(0.90)	(0.40)	(1.01)	(0.65)	(1.66)	(2.06)	17.78	(2.57)		5,275	1.40		3.16		2.48		41
10/1/09 to 9/30/10	18.33	0.40	3.31	3.71	(1.55)	(0.65)	(2.20)	1.51	19.84	22.42		2,492	1.40		4.07		2.21		28
3/2/09(6) to 9/30/09	10.00	0.30	8.03	8.33	—	—	—	8.33	18.33	83.30	(4)	1,586	1.40	(3)	9.62	(3)	3.68	(3)	29	(4)

Class C
10/1/12 to 3/31/13(9)	$22.14	0.12	1.69	1.81	(0.62)	—	(0.62)	1.19	$23.33	8.25	%(4)	$3,050	2.15	%(3)	2.46	%(3)	1.06	%(3)	5	%(4)
10/1/11 to 9/30/12	17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18		1,356	2.15		3.11		0.83		31
10/1/10 to 9/30/11	19.67	0.35	(0.88)	(0.53)	(0.84)	(0.65)	(1.49)	(2.02)	17.65	(3.25)		486	2.15		3.91		1.73		41
10/1/09 to 9/30/10	18.25	0.27	3.29	3.56	(1.49)	(0.65)	(2.14)	1.42	19.67	21.55		262	2.15		4.83		1.50		28
3/2/09(6) to 9/30/09	10.00	0.24	8.01	8.25	—	—	—	8.25	18.25	82.50	(4)	194	2.15	(3)	10.45	(3)	2.94	(3)	29	(4)

Class I
10/1/12 to 3/31/13(9)	$22.51	0.23	1.72	1.95	(0.74)	—	(0.74)	1.21	$23.72	8.80	%(4)	$21,817	1.15	%(3)	1.46	%(3)	2.02	%(3)	5	%(4)
10/1/11 to 9/30/12	17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50		12,063	1.15		1.93		2.04		31
10/1/10 to 9/30/11	19.91	0.63	(0.97)	(0.34)	(1.07)	(0.65)	(1.72)	(2.06)	17.85	(2.26)		609	1.15		2.92		3.07		41
10/1/09 to 9/30/10	18.36	0.47	3.30	3.77	(1.57)	(0.65)	(2.22)	1.55	19.91	22.77		678	1.15		3.90		2.63		28
3/2/09(6) to 9/30/09	10.00	0.32	8.04	8.36	—	—	—	8.36	18.36	83.60	(4)	183	1.15	(3)	6.04	(3)	3.93	(3)	29	(4)
Greater Asia ex Japan
Opportunities Fund
Class A
10/1/12 to 3/31/13(9)	$15.44	(0.01)	1.06	1.05	(0.09)	(0.46)	(0.55)	0.50	$15.94	6.91	%(4)	$9,631	1.80	%(3)	3.37	%(3)	(0.10	)%(3)	19	%(4)
10/1/11 to 9/30/12	13.93	0.07	1.99	2.06	(0.02)	(0.53)	(0.55)	1.51	15.44	15.56		8,366	1.80		3.11		0.49		40
10/1/10 to 9/30/11	16.89	0.06	(1.09)	(1.03)	(0.10)	(1.83)	(1.93)	(2.96)	13.93	(6.88)		9,125	1.80		3.06		0.39		60
10/1/09 to 9/30/10	13.01	0.14	4.19	4.33	(0.13)	(0.32)	(0.45)	3.88	16.89	34.27		10,305	1.80		3.05		1.00		78
4/21/09(6) to 9/30/09	10.00	0.10	2.91	3.01	—	—	—	3.01	13.01	30.10	(4)	6,431	1.80	(3)	3.78	(3)	1.88	(3)	26	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Greater Asia ex Japan
Opportunities Fund
(Continued)
Class C
10/1/12 to 3/31/13(9)	$15.19	(0.06)	1.04	0.98	—	(0.46)	(0.46)	0.52	$15.71	6.54	%(4)	$381	2.55	%(3)	4.25	%(3)	(0.76	)%(3)	19	%(4)
10/1/11 to 9/30/12	13.79	(0.03)	1.96	1.93	—	(0.53)	(0.53)	1.40	15.19	14.74		230	2.55		3.87		(0.22)		40
10/1/10 to 9/30/11	16.77	(0.07)	(1.08)	(1.15)	—	(1.83)	(1.83)	(2.98)	13.79	(7.61)		223	2.55		3.81		(0.47)		60
10/1/09 to 9/30/10	12.96	0.07	4.16	4.23	(0.10)	(0.32)	(0.42)	3.81	16.77	33.39		430	2.55		3.83		0.46		78
4/21/09(6) to 9/30/09	10.00	0.06	2.90	2.96	—	—	—	2.96	12.96	29.60	(4)	130	2.55	(3)	4.54	(3)	1.12	(3)	26	(4)

Class I
10/1/12 to 3/31/13(9)	$15.50	0.02	1.06	1.08	(0.13)	(0.46)	(0.59)	0.49	$15.99	7.12	%(4)	$423	1.55	%(3)	3.16	%(3)	0.23	%(3)	19	%(4)
10/1/11 to 9/30/12	13.99	0.10	2.00	2.10	(0.06)	(0.53)	(0.59)	1.51	15.50	15.80		314	1.55		2.76		0.70		40
10/1/10 to 9/30/11	16.94	0.08	(1.06)	(0.98)	(0.14)	(1.83)	(1.97)	(2.95)	13.99	(6.57)		248	1.55		2.78		0.50		60
10/1/09 to 9/30/10	13.02	0.18	4.21	4.39	(0.15)	(0.32)	(0.47)	3.92	16.94	34.69		198	1.55		2.80		1.25		78
4/21/09(6) to 9/30/09	10.00	0.11	2.91	3.02	—	—	—	3.02	13.02	30.20	(4)	130	1.55	(3)	3.54	(3)	2.11	(3)	26	(4)
Greater European
Opportunities Fund
Class A
10/1/12 to 3/31/13(9)	$14.20	0.04	1.74	1.78	(0.12)	(0.43)	(0.55)	1.23	$15.43	12.70	%(4)	$10,155	1.45	%(3)	2.38	%(3)	0.58	%(3)	69	%(4)
10/1/11 to 9/30/12	11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75		6,513	1.45		2.82		1.26		49
10/1/10 to 9/30/11	13.56	0.17	(0.36)	(0.19)	(0.29)	(1.28)	(1.57)	(1.76)	11.80	(2.09)		4,571	1.45		3.03		1.26		46
10/1/09 to 9/30/10	12.97	0.21	0.95	1.16	(0.15)	(0.42)	(0.57)	0.59	13.56	9.14		4,629	1.45		2.75		1.60		48
4/21/09(6) to 9/30/09	10.00	0.12	2.85	2.97	—	—	—	2.97	12.97	29.70	(4)	6,236	1.45	(3)	3.60	(3)	2.38	(3)	14	(4)

Class C
10/1/12 to 3/31/13(9)	$14.10	0.02	1.71	1.73	(0.06)	(0.43)	(0.49)	1.24	$15.34	12.40	%(4)	$351	2.20	%(3)	3.05	%(3)	0.28	%(3)	69	%(4)
10/1/11 to 9/30/12	11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73		187	2.20		3.57		0.52		49
10/1/10 to 9/30/11	13.45	0.07	(0.36)	(0.29)	(0.19)	(1.28)	(1.47)	(1.76)	11.69	(2.77)		144	2.20		3.78		0.53		46
10/1/09 to 9/30/10	12.93	0.07	0.98	1.05	(0.11)	(0.42)	(0.53)	0.52	13.45	8.28		142	2.20		3.50		0.56		48
4/21/09(6) to 9/30/09	10.00	0.07	2.86	2.93	—	—	—	2.93	12.93	29.30	(4)	196	2.20	(3)	4.27	(3)	1.31	(3)	14	(4)

Class I
10/1/12 to 3/31/13(9)	$14.23	(0.01)	1.81	1.80	(0.14)	(0.43)	(0.57)	1.23	$15.46	12.83	%(4)	$790	1.20	%(3)	2.06	%(3)	(0.14	)%(3)	69	%(4)
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99		155	1.20		2.57		1.32		49
10/1/10 to 9/30/11	13.60	0.17	(0.34)	(0.17)	(0.32)	(1.28)	(1.60)	(1.77)	11.83	(1.84)		206	1.20		2.78		1.33		46
10/1/09 to 9/30/10	12.98	0.24	0.96	1.20	(0.16)	(0.42)	(0.58)	0.62	13.60	9.48		142	1.20		2.56		1.83		48
4/21/09(6) to 9/30/09	10.00	0.14	2.84	2.98	—	—	—	2.98	12.98	29.80	(4)	130	1.20	(3)	3.34	(3)	2.63	(3)	14	(4)
International Equity Fund
Class A
10/1/12 to 3/31/13(9)	$10.87	0.04	0.93	0.97	(0.12)	—	(0.12)	0.85	$11.72	8.87	%(4)	$194	1.50	%(3)	1.68	%(3)	0.78	%(3)	9	%(4)
10/1/11 to 9/30/12	9.79	0.21	1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58		193	1.50		1.80		2.02		25
10/1/10 to 9/30/11	10.17	0.29	(0.57)	(0.28)	(0.10)	—	(0.10)	(0.38)	9.79	(2.85)		952	1.50		2.11		2.73		65
9/16/10(6) to 9/30/10	10.00	— (5)	0.17	0.17	—	—	—	0.17	10.17	1.70	(4)	102	1.50	(3)	19.64	(3)	1.36	(3)	0	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

43

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Equity Fund
(Continued)
Class C
10/1/12 to 3/31/13(9)	$10.77	—	(5)	0.91	0.91	(0.10)	—	(0.10)	0.81	$11.58	8.49	%(4)	$125	2.25%		2.43	%(3)	0.02	%(3)	9	%(4)
10/1/11 to 9/30/12	9.76	0.20		1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37		115	2.25		2.51		1.94		25
10/1/10 to 9/30/11	10.16	0.18		(0.53)	(0.35)	(0.05)	—	(0.05)	(0.40)	9.76	(3.58)		98	2.25		3.15		1.70		65
9/16/10(6) to 9/30/10	10.00	—	(5)	0.16	0.16	—	—	—	0.16	10.16	1.60	(4)	102	2.25	(3)	20.39	(3)	0.61	(3)	0	(4)

Class I
10/1/12 to 3/31/13(9)	$10.82	0.06		0.92	0.98	(0.13)	—	(0.13)	0.85	$11.67	9.08	%(4)	$26,882	1.25%		1.43	%(3)	1.00	%(3)	9	%(4)
10/1/11 to 9/30/12	9.80	0.30		1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47		26,398	1.25		1.50		2.94		25
10/1/10 to 9/30/11	10.18	0.34		(0.60)	(0.26)	(0.12)	—	(0.12)	(0.38)	9.80	(2.62)		17,689	1.25		1.88		3.16		65
9/16/10(6) to 9/30/10	10.00	0.01		0.17	0.18	—	—	—	0.18	10.18	1.70	(4)	7,068	1.25	(3)	19.39	(3)	1.62	(3)	0	(4)
International Real
Estate Securities Fund
Class A
10/1/12 to 3/31/13(9)	$6.50	0.06		0.57	0.63	(0.49)	—	(0.49)	0.14	$6.64	9.88	%(4)	$7,772	1.50	%(3)	1.76	%(3)	1.92	%(3)	9	%(4)
10/1/11 to 9/30/12	5.23	0.16		1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35		3,916	1.50		1.85		2.69		41
10/1/10 to 9/30/11	6.30	0.31		(0.69)	(0.38)	(0.69)	—	(0.69)	(1.07)	5.23	(7.15)		3,243	1.50		1.77		5.03		41
10/1/09 to 9/30/10	6.00	0.13		0.65	0.78	(0.48)	—	(0.48)	0.30	6.30	14.44		2,474	1.50		1.70		2.21		20
10/1/08 to 9/30/09	6.72	0.21		(0.66)	(0.45)	(0.27)	—	(0.27)	(0.72)	6.00	(5.59)		32,178	1.50		1.66		4.71		54
10/1/07(6) to 9/30/08	10.00	0.21		(3.32)	(3.11)	(0.17)	—	(0.17)	(3.28)	6.72	(31.46)		60,907	1.50		2.11		2.74		8

Class C
10/1/12 to 3/31/13(9)	$6.48	0.03		0.58	0.61	(0.47)	—	(0.47)	0.14	$6.62	9.54	%(4)	$1,724	2.25	%(3)	2.50	%(3)	0.98	%(3)	9	%(4)
10/1/11 to 9/30/12	5.20	0.12		1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36		1,531	2.25		2.60		2.04		41
10/1/10 to 9/30/11	6.26	0.24		(0.67)	(0.43)	(0.63)	—	(0.63)	(1.06)	5.20	(7.90)		962	2.25		2.52		3.91		41
10/1/09 to 9/30/10	6.00	0.13		0.61	0.74	(0.48)	—	(0.48)	0.26	6.26	13.73		494	2.25		2.51		2.28		20
10/1/08 to 9/30/09	6.70	0.19		(0.67)	(0.48)	(0.22)	—	(0.22)	(0.70)	6.00	(6.30)		413	2.25		2.40		4.21		54
10/1/07(6) to 9/30/08	10.00	0.20		(3.38)	(3.18)	(0.12)	—	(0.12)	(3.30)	6.70	(32.09)		141	2.23		3.00		2.52		8

Class I
10/1/12 to 3/31/13(9)	$6.49	0.06		0.59	0.65	(0.50)	—	(0.50)	0.15	$6.64	10.16	%(4)	$28,753	1.25	%(3)	1.50	%(3)	1.95	%(3)	9	%(4)
10/1/11 to 9/30/12	5.23	0.17		1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74		28,095	1.25		1.59		2.92		41
10/1/10 to 9/30/11	6.31	0.35		(0.72)	(0.37)	(0.71)	—	(0.71)	(1.08)	5.23	(7.04)		24,420	1.25		1.52		5.65		41
10/1/09 to 9/30/10	5.99	0.19		0.61	0.80	(0.48)	—	(0.48)	0.32	6.31	14.83		24,052	1.25		1.51		3.31		20
10/1/08 to 9/30/09	6.72	0.23		(0.67)	(0.44)	(0.29)	—	(0.29)	(0.73)	5.99	(5.43)		71	1.25		1.41		4.87		54
10/1/07(6) to 9/30/08	10.00	0.25		(3.35)	(3.10)	(0.18)	—	(0.18)	(3.28)	6.72	(31.32)		69	1.24		2.16		3.00		8
International Small-Cap
Fund
Class A
10/1/12 to 3/31/13(9)	$10.09	0.04		1.72	1.76	(0.02)	(0.01)	(0.03)	1.73	$11.82	17.49	%(4)	$171	1.60	%(3)	3.38	%(3)	0.75	%(3)	12	%(4)
9/5/12(6) to 9/30/12	10.00	0.02		0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.60	(3)	16.64	(3)	3.65	(3)	0	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

44

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International Small-Cap
Fund (Continued)
Class C
10/1/12 to 3/31/13(9)	$10.09	(0.01)	1.73	1.72	—	(5)	(0.01)	(0.01)	1.71	$11.80	17.04	%(4)	$130	2.35	%(3)	4.22	%(3)	(0.11	)%(3)	12	%(4)
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—		—	—	0.09	10.09	0.90	(4)	107	2.35	(3)	17.43	(3)	2.86	(3)	0	(4)

Class I
10/1/12 to 3/31/13(9)	$10.10	0.06	1.71	1.77	(0.03)		(0.01)	(0.04)	1.73	$11.83	17.56	%(4)	$7,262	1.35	%(3)	3.07	%(3)	1.04	%(3)	12	%(4)
9/5/12(6) to 9/30/12	10.00	0.03	0.07	0.10	—		—	—	0.10	10.10	1.00	(4)	2,834	1.35	(3)	16.39	(3)	3.89	(3)	0	(4)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Unaudited.

See Notes to Financial Statements

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which 11 (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective and eight Funds are diversified. The Global Commodities Stock Fund, Global Real Estate Securities Fund and the International Real Estate Securities Fund are non-diversified Funds.

The Funds have the following investment objectives:

Investment Objective(s)
Emerging Markets Debt Fund.	Total return from current income and capital appreciation
Emerging Markets Equity Income Fund.	Capital appreciation and income
Global Commodities Stock Fund	Long-term capital appreciation
Global Dividend Fund	Capital appreciation and current income
Global Opportunities Fund	Capital appreciation
Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Greater Asia ex Japan Opportunities Fund	Long-term capital appreciation
Greater European Opportunities Fund	Long-term capital appreciation
International Equity Fund	Long-term capital appreciation
International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
International Small-Cap Fund	Capital appreciation

There is no guarantee that a Fund will achieve its objective.

All the Funds offer Class A, Class C shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions, For more information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares of Emerging Markets Debt Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of business of the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred by together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each such fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the Fund’s pro-rata expenses of the underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is the specific type of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss in the Statements of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Funds record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as net realized gain (loss) from foreign currency transactions.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

Note	3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	1st $1 Billion	$1 + Billion
Emerging Markets Debt Fund	0.75%	0.70%
Emerging Markets Equity Income Fund	1.05	1.00
Greater Asia ex Japan Opportunities Fund	1.00	0.95
Greater European Opportunities Fund	0.85	0.80
International Small-Cap Fund	1.00	0.95

	1st $1 Billion	$1+ Billion – $2 Billion	$2 + Billion
Global Commodities Stock Fund	1.00%	0.95%	0.90%
Global Dividend Fund	0.65	0.60	0.55
Global Opportunities Fund	0.85	0.80	0.75
Global Real Estate Securities Fund	0.85	0.80	0.75
International Real Estate Securities Fund	1.00	0.95	0.90

	1st $2 Billion	$2 + Billion – $4 Billion	$4 + Billion
International Equity Fund	0.85%	0.80%	0.75%

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

B.	Subadvisers

The subadviser manages the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they service are as follows:

Fund	Subadviser	Fund	Subadviser
Emerging Markets Debt Fund	NF(6)	Greater Asia ex Japan Opportunities Fund	Vontobel(4)
Emerging Markets Equity Income fund	KBI(2)	Greater European Opportunities Fund	Vontobel(4)
Global Commodities Stock Fund	BMO(5)	International Equity Fund	Pyrford(3)
Global Dividend Fund	DPIM(1)	International Real Estate Securities Fund	DPIM(1)
Global Opportunities Fund	Vontobel(4)	International Small-Cap Fund	KAR(7)
Global Real Estate Securities Fund	DPIM(1)

(1)	Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus.
(2)	Kleinwort Benson Investors, International, Ltd
(3)	Pyrford International Ltd. An indirect wholly-owned subsidiary of the Bank of Montreal (“BoM”). BoM, through its subsidiary BMO Bankcorp, is a minority investor of Virtus.
(4)	Vontobel Asset Management, Inc.
(5)	BMO Asset Management Corp. (f/k/a Harris Investment Management, Inc.), an indirect, wholly-owned subsidiary of BoM. BoM, through its subsidiary BMO Bankcorp, is a minority investor of Virtus.
(6)	Newfleet Asset Management, LLC an indirect wholly-owned subsidiary of Virtus.
(7)	Kayne Anderson Rudnick Investment Management, LLC an indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s total operating expenses (excluding taxes, extraordinary expenses and acquired fund fees and expenses, if any), so that such expenses do not exceed the below percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class B	Class C	Class I
Global Commodities Stock Fund	1.65%	—%	2.40%	1.40%
Global Opportunities Fund	1.55	2.30	2.30	1.30
Global Real Estate Securities Fund	1.40	—	2.15	1.15
Greater Asia ex Japan Opportunities Fund	1.80	—	2.55	1.55
Greater European Opportunities Fund	1.45	—	2.20	1.20
International Equity Fund	1.50	—	2.25	1.25
International Real Estate Securities Fund	1.50	—	2.25	1.25

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding interest, taxes, and extraordinary expenses, if any) so that such expenses do not exceed the below percentages of the Fund’s average daily net asset values as listed below.

	Class A	Class C	Class I	Through Date
Emerging Markets Debt Fund	1.35%	2.10%	1.10%	1/31/14
Emerging Markets Equity Income Fund	1.75	2.50	1.50	1/31/14
International Small-Cap Fund	1.60	2.35	1.35	1/31/14

D.	Expense Recapture

For certain Funds the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2013	2014	2015	Total
Emerging Markets Debt Fund	$—	$—	$35	$35
Emerging Markets Equity Income Fund	—	—	29	29
Global Commodities Stock	—	85	38	123
Global Opportunities Fund	48	76	5	129
Global Real Estate Securities Fund	91	86	98	275
Greater Asia ex Japan Opportunities Fund	99	149	111	359
Greater European Opportunities Fund	79	83	78	240
International Equity Fund	16	106	51	173
International Real Estate Securities Fund	73	82	96	251
International Small Cap	—	—	30	30

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six-months (the “period”) ended March 31, 2013, it retained net commissions of $52 Class A shares and deferred sales charges of $—*, and $3 for Class B shares and Class C shares respectively.

* Amount less than $500.

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Fund’s former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreement and Transfer Agency and Service Agreement to Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors LLC served as the Administrator and Transfer Agent to the Funds. For the period of January 1, 2013 to March 31, 2013, Virtus Fund Services, LLC served as Administrator and Transfer Agent to the Funds.

For the period ended March 31, 2013, the Funds incurred administration fees from the Trust totaling $184 which are included in the Statements of Operations.

For the period ended March 31, 2013, the Funds incurred transfer agent fees from the Trust totaling $191 which are included in the Statements of Operations. A portion is paid to outside entities that also provide service to the Trust.

G.	Affiliated Shareholders

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Debt Fund
Class A	10,259	$105
Class C	10,221	105
Class I	2,547,515	26,163
Emerging Markets Equity Income Fund
Class A	10,179	111
Class C	10,170	111
Class I	488,908	5,344
Global Commodities Stock Fund
Class C	10,133	95
Class I	2,655,171	25,171
Global Dividend Fund
Class I	3,240,910	44,530
Global Real Estate Securities Fund
Class A	103,993	2,455
Class C	12,765	298
Class I	574,898	13,637
International Equity Fund
Class A	10,600	124
Class C	10,500	122
International Real Estate Securities Fund
Class A	285,227	1,894
Class I	2,732,740	18,145
International Small-Cap Fund
Class A	10,029	119
Class C	10,008	118
Class I	281,024	3,324

4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2013, were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$13,316	$11,293
Emerging Markets Equity Income Fund	3,213	2,648
Global Commodities Stock Fund	24,522	14,150
Global Dividend Fund	27,126	—
Global Opportunities Fund	30,438	30,143
Global Real Estate Securities Fund	14,962	1,400
Greater Asia ex Japan Opportunities Fund	2,438	1,807
Greater European Opportunities Fund	9,455	6,407
International Equity Fund	2,354	4,019
International Real Estate Securities Fund	4,431	2,964
International Small-Cap Fund	3,639	595

50

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31,2013 were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$149,188	$293,125

5.	Derivative Transactions

($ reported in thousands)

The International Equity Fund invested in derivative instruments during the reporting period in the form of forward currency contracts. The primary type of risk associated with the forward currency contracts is foreign exchange risk, associated with the conversion of foreign currency to U.S. dollars. The Fund may invest in forward currency contracts in an attempt to manage such risk and protect the U.S. dollar value of the portfolio.

For additional information on forward currency contracts in which the Fund invested in during the reporting period, refer to the Schedule of Investments and Note 2G.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of March 31, 2013 ($ reported in thousands):

Statements of Assets and Liabilities		Statements of Operations
Assets: Unrealized appreciation on forward currency contracts	$—	Net realized gain (loss) on foreign currency transactions	$(76)
Liabilities: Unrealized depreciation on forward currency contracts	(28)	Net change in unrealized appreciation (depreciation) on foreign currency translation	31

Net asset (liability) balance	$(28)	Total realized and unrealized gain(loss) on foreign currency transactions	$(45)

For the six months ended March 31,2013, the Fund’s average volume of derivative activities is as follows:

Forward Currency Contracts – Purchased(1)	Forward Currency Contracts – Sold(2)
$285	$(2,534)

(1)	Value at Settlement Date Payable.
(2)	Value at Settlement Date Receivable.

51

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Debt Fund						Emerging Markets Equity Income Fund
	Six Months Ended March 31, 2013 (Unaudited)				Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)				Year Ended September 30, 2012
	SHARES		AMOUNT		SHARES	AMOUNT	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	102		$1,054		10	$100	33		$369		10	$100
Reinvestment of distributions	1		7		—	—	—	(1)	3		—	—
Shares repurchased	—	(1)	(5)		—	—	(5)		(52)		—	—

Net Increase / (Decrease)	103		$1,056		10	$100	28		$320		10	$100

Class C
Sale of shares	2		$24		11	$109	12		$139		10	$100
Reinvestment of distributions	—	(1)	3		—	—	—	(1)	3		—	—
Shares repurchased	—		—		—	—	—	(1)	—	(2)	—	—

Net Increase / (Decrease)	2		$27		11	$109	12		$142		10	$100

Class I
Sale of shares	10		$107		2,480	$24,800	30		$331		480	$4,800
Reinvestment of distributions	68		698		—	—	9		100		—	—
Shares repurchased	—	(1)	—	(1)	—	—	—		—		—	—

Net Increase / (Decrease)	78		$805		2,480	$24,800	39		$431		480	$4,800

(1)	Amount is less than 500.

	Global Commodities Stock Fund				Global Dividend Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	60	$563	140	$1,240	1,123	$14,710	1,597	$19,592
Reinvestment of distributions	2	22	— (1)	— (1)	35	460	62	753
Shares repurchased	(20)	(191)	(71)	(674)	(426)	(5,602)	(944)	(11,480)

Net Increase / (Decrease)	42	$394	69	$566	732	$9,568	715	$8,865

Class C
Sale of shares	13	$120	1	$9	361	$4,700	274	$3,393
Reinvestment of distributions	— (1)	2	—	—	5	71	9	113
Shares repurchased	(2)	(18)	(1)	(11)	(46)	(596)	(135)	(1,608)

Net Increase / (Decrease)	11	$104	— (1)	$(2)	320	$4,175	148	$1,898

Class I
Sale of shares	1,225	$11,851	488	$4,563	1,324	$17,603	1,600	$19,736
Reinvestment of distributions	44	411	9	83	50	657	101	1,234
Shares repurchased	(217)	(2,068)	(548)	(5,050)	(458)	(5,934)	(999)	(12,391)

Net Increase / (Decrease)	1,052	$10,194	(51)	$(404)	916	$12,326	702	$8,579

(1)	Amount is less than 500.

52

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013

	Global Opportunities Fund				Global Real Estate Securities Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,028	$10,722	4,217	$37,925	249	$5,737	307	$6,515
Reinvestment of distributions	20	200	29	247	13	286	8	153
Shares repurchased	(1,010)	(10,415)	(3,966)	(36,634)	(110)	(2,531)	(224)	(4,548)

Net Increase / (Decrease)	38	$507	280	$1,538	152	$3,492	91	$2,120

Class B
Sale of shares	2	$16	30	$240	—	$—	—	$—
Shares repurchased	(24)	(216)	(41)	(330)	—	—	—	—

Net Increase / (Decrease)	(22)	$(200)	(11)	$(90)	—	$—	—	$—

Class C
Sale of shares	98	$912	113	$911	75	$1,719	40	$864
Reinvestment of distributions	—	—	—	—	2	49	1	11
Shares repurchased	(40)	(373)	(35)	(284)	(8)	(185)	(7)	(149)

Net Increase / (Decrease)	58	$539	78	$627	69	$1,583	34	$726

Class I
Sale of shares	226	$2,371	2,383	$22,400	398	$9,284	516	$10,922
Reinvestment of distributions	14	142	—	—	18	403	1	20
Shares repurchased	(47)	(490)	—	—	(31)	(726)	(16)	(341)

Net Increase / (Decrease)	193	$2,023	2,383	$22,400	385	$8,961	501	$10,601

	Greater Asia ex Japan Opportunities Fund				Greater European Opportunities Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	79	$1,233	12	$170	248	$3,722	64		$852
Reinvestment of distributions	21	325	28	360	18	270	21		247
Shares repurchased	(38)	(590)	(153)	(2,015)	(68)	(1,047)	(14)		(179)

Net Increase / (Decrease)	62	$968	(113)	$(1,485)	198	$2,945	71		$920

Class C
Sale of shares	9	$134	1	$18	27	$396	—	(1)	$6
Reinvestment of distributions	— (1)	7	1	8	— (1)	7	1		6
Shares repurchased	—	—	(3)	(38)	(17)	(265)	—	(1)	— (1)

Net Increase / (Decrease)	9	$141	(1)	$(12)	10	$138	1		$12

Class I
Sale of shares	6	$98	16	$223	269	$3,987	8		$100
Reinvestment of distributions	1	12	1	18	6	94	—	(1)	5
Shares repurchased	(1)	(12)	(15)	(204)	(235)	(3,502)	(15)		(179)

Net Increase / (Decrease)	6	$98	2	$37	40	$579	(7)		$(74)

53

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013

	International Equity Fund						International Real Estate Securities Fund
	Six Months Ended March 31, 2013 (Unaudited)			Year Ended September 30, 2012			Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES		AMOUNT	SHARES		AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	2		$24	8		$88	575	$3,796	200	$1,197
Reinvestment of distributions	—	(1)	2	1		7	60	394	12	66
Shares repurchased	(3)		(40)	(88)		(916)	(67)	(445)	(230)	(1,321)

Net Increase / (Decrease)	(1)		$(14)	(79)		$(821)	568	$3,745	(18)	$(58)

Class C
Sale of shares	—	(1)	$— (1)	—	(1)	$2	52	$347	94	$550
Reinvestment of distributions	—	(1)	1	—	(1)	4	15	99	2	12
Shares repurchased	—		—	—		— (1)	(43)	(281)	(45)	(256)

Net Increase / (Decrease)	—	(1)	$1	—	(1)	$6	24	$165	51	$306

Class I
Sale of shares	36		$401	724		$7,394	458	$3,008	1,993	$11,674
Reinvestment of distributions	26		294	96		945	321	2,093	116	630
Shares repurchased	(197)		(2,178)	(186)		(1,902)	(773)	(5,088)	(2,447)	(13,218)

Net Increase / (Decrease)	(135)		$(1,483)	634		$6,437	6	$13	(338)	$(914)

(1)	Amount is less than 500.

	International Small-Cap Fund
	Six Months Ended				Year Ended
	March 31, 2013 (Unaudited)				September 30, 2012
	SHARES		AMOUNT		SHARES	AMOUNT

Class A
Sale of shares	4		$50		10	$100
Reinvestment of distributions	—	(1)	—	(1)	—	—
Shares repurchased	—	(1)	—	(1)	—	—

Net Increase / (Decrease)	4		$50		10	$100

Class C
Sale of shares	1		$6		11	$106
Reinvestment of distributions	—	(1)	—	(1)	—	—
Shares repurchased	—	(1)	(2)		—	—

Net Increase / (Decrease)	1		$4		11	$106

Class I
Sale of shares	332		$3,544		281	$2,808
Reinvestment of distributions	1		13		—	—
Shares repurchased	—		—		—	—

Net Increase / (Decrease)	333		$3,557		281	$2,808

(1)	Amount is less than 500.

54

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

Note	7. 10% Shareholders

As of March 31, 2013, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Debt Fund	95%	1*
Emerging Markets Equity Income Fund	84	1*
Global Commodities Stock Fund#	86	1*
Global Dividend Fund#	35	1*
Global Opportunities Fund	23	1
Global Real Estate Securities Fund	50	1*
Greater Asia ex Japan Opportunities Fund	75	2
Greater European Opportunities Fund	73	3*
International Equity Fund	91	3
International Real Estate Securities Fund#	47	1*
International Small-Cap Fund	66	3*

*	Includes affiliated shareholder accounts.

#	The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2013, Virtus Alternatives Diversifier Fund was the owner of record of approximately 86% of the Global Commodities Stock Fund, 47% of the International Real Estate Securities Fund, and 35% of the Global Dividend Fund.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2013, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Debt Fund	Financial	35%
Emerging Markets Equity Income Fund	Financial	27
Global Commodities Stock Fund	Materials	37
Global Commodities Stock Fund	Energy	30
Global Dividend Fund	Utilities	31
Global Dividend Fund	Energy	25
Global Opportunities Fund	Consumer Staples	32
Global Opportunities Fund	Financial	25
Global Real Estate Securities Fund	Retail REITS	28
Greater Asia ex Japan Opportunities Fund	Consumer Staples	33
Greater Asia ex Japan Opportunities Fund	Financial	27
Greater European Opportunities Fund	Consumer Staples	34
International Real Estate Securities Fund	Retail REITS	29

Note	9. Indemnifications

Under the Trust’s organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

55

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

MARCH 31, 2013 (Unaudited)

Note	10. Federal Income Tax Information

($ reported in thousands)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Emerging Markets Debt Fund	$26,476	$823	$(324)	$499
Emerging Markets Equity Income Fund	5,950	492	(153)	339
Global Commoditities Stock Fund	28,399	2,693	(1,112)	1,581
Global Dividend Fund	101,920	26,235	(1,057)	25,178
Global Opportunities Fund	83,867	27,055	(1,835)	25,220
Global Real Estate Securities Fund	33,848	3,923	(61)	3,862
Greater Asia ex Japan Opportunities Fund	7,902	2,687	(247)	2,440
Greater European Opportunities Fund	8,754	2,471	(94)	2,377
International Equity Fund	23,239	4,136	(369)	3,767
International Real Estate Securities Fund	33,495	4,622	(214)	4,408
International Small-Cap Fund	6,953	879	(5)	874

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	2019	No Expiration	Total
Emerging Markets Debt Fund	$—	$—	$—	$15	$15
Global Commodities Stock Fund	—	—	—	511	511
Global Dividend Fund	739	8,762	3,627	—	13,128
Global Opportunities Fund	—	17,083	—	—	17,083
International Equity Fund	—	—	—	219	219
International Real Estate Securities Fund	231	19,858	883	597	21,569

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not illiquid securities as defined above registered under the Securities Act of 1933 as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2013, the Funds did not hold any illiquid and restricted Securities.

Note	12. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note	13. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

In early May, 2013, Pyrford International, Ltd. (“Pyrford”), the subadviser to the Virtus International Equity Fund (the “Fund”), notified the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”) of its intention to resign as subadviser. In connection with that notice the Board of Trustees of the Fund voted to approve Euclid Advisors, LLC, (“Euclid”), an affiliate of VIA, as the new subadviser to the Fund on a temporary basis effective on or about May 22, 2013, and subject to shareholder approval, on an indefinite basis thereafter. The approval of the new subadviser is expected to be submitted to shareholders at a meeting held on or about July 9, 2013.

56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund and Virtus International Real Estate Securities Fund (each a “Fund” and together, the “Funds”) of the Trust. At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2012.

Global Commodities Stock Fund. The Board noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

Virtus Global Dividend Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods and underperformed its benchmark for the 10-year period.

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods.

Virtus Greater Asia ex Japan Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-year period.

Virtus Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.

Virtus International Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-year period.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Global Commodities Stock Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Global Dividend Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers were below the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group.

Virtus Greater Asia ex Japan Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Virtus Greater European Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were the same as the median of the Expense Group.

Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, and net total expenses were below the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to BMO Asset Management Corp., Coxe Advisors LLP, Pyrford International Ltd. and Vontobel Asset Management, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate these Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

59

Virtus Emerging Markets Debt Fund,

a series of Virtus Opportunities Trust

Supplement dated March 11, 2013 to the Summary Prospectus and

Statutory Prospectus dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The fund has modified its approach to managing duration.

Accordingly, the description of the fund’s duration strategy under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is revised to state:

Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years.

Additionally, the paragraph describing the fund’s duration strategy under “Principal Investment Strategies” on page 134 of the statutory prospectus is hereby revised to read:

Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity, the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years. Typically, for an index or fund maintaining a modified adjusted duration of 7.41 years, a one percent increase in interest rates would cause a 7.41% decrease in the value of the index’s or fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the index’s or fund’s assets to increase by 7.41%.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/EMDebt-Duration (3/2013)

Virtus Greater Asia ex Japan Opportunities Fund

and Virtus Greater European Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 28, 2013 to the Summary Prospectuses dated January 31, 2013 and the Statutory Prospectus dated January 31, 2013

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MARCH 6, 2013 TO THE ABOVE-REFERENCED PROSPECTUSES. THIS SUPPLEMENT CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGEMENT TEAM FOR VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND.

IMPORTANT NOTICE TO INVESTORS

The following changes are effective March 1, 2013.

Virtus Greater Asia ex Japan Opportunities Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to read:

ð	Brian Bandsma, Portfolio Manager at Vontobel. Mr. Bandsma has served as a Co-Portfolio Manager of the fund since March 2013.
ð	Rajiv Jain, Managing Director at Vontobel. Mr. Jain has served as the Lead Portfolio Manager of the fund since March 2013, and served as the sole Portfolio Manager of the fund from inception in April 2009 through February 2013.

Virtus Greater European Opportunities Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby revised to read:

ð	Matthew Benkendorf, Executive Director at Vontobel. Mr. Benkendorf has served as the Lead Portfolio Manager of the fund since March 2013, and served as the sole Portfolio Manager of the fund from inception in April 2009 through February 2013.
ð	Rajiv Jain, Managing Director at Vontobel. Mr. Jain has served as a Co-Portfolio Manager of the fund since March 2013.
ð	Daniel Kranson, CFA, Portfolio Manager at Vontobel. Mr. Kranson has served as a Co-Portfolio Manager of the fund since March 2013.

Both Funds

Under “Vontobel” on page 182 of the statutory prospectus, the rows of the table relating to the funds are hereby revised to read:

Virtus Greater Asia ex Japan Opportunities Fund	Brian Bandsma (since March 2013) Rajiv Jain (since the fund’s inception in 2009)
Virtus Greater European Opportunities Fund	Matthew Benkendorf (since the fund’s inception in 2009) Rajiv Jain (since March 2013) Daniel Kranson, CFA (since March 2013)

Additionally, the disclosure under the table is hereby revised to read:

Brian Bandsma. Mr. Bandsma is Portfolio Manager, Far East Equity ex Japan of Vontobel. He joined Vontobel in 2002 as a senior research analyst with a primary focus on information technology, financials, telecommunications and consumer discretionary stocks. Previously, he was a senior associate and analyst at Sanford C. Bernstein & Co. (from 1998 to 2002).

Matthew Benkendorf. Mr. Benkendorf is an Executive Director (since April 2012; previously Director from July 2009 to April 2012; Vice President from 2007 to 2009; and Assistant Vice President from 2005 to 2007) and a Senior Research Analyst of Vontobel. Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator. He has been working on the European equity strategy team since 2001.

Daniel Kranson, CFA. Mr. Kranson is Portfolio Manager, European Equity of Vontobel. He joined Vontobel in 2007 as a senior research analyst with a primary focus on consumer staples, energy, health care, and materials stocks. Previously, he was at Scout Capital Management as an analyst (from 2006 to 2007) and at Sanford C. Bernstein & Co. as a sell side analyst (from 1999 to 2006).

Rajiv Jain. Mr. Jain is a Managing Director (since 2002) of Vontobel. He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. He has been a portfolio manager of Vontobel’s global equity products since 2002.

All other disclosure concerning the funds, including fees, expenses and principal investment strategies remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/GrAsia&GrEuropeanPMAdds3 (3/2013)

Virtus International Equity Fund,

a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated May 20, 2013 to the

Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective on or about May 22, 2013, the Fund’s current subadviser, Pyrford International Ltd. (“Pyrford”), will be replaced by Euclid Advisors LLC, an affiliate of the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“Adviser” or “VIA”).

Pyrford recently provided notice to VIA that Pyrford intended to terminate is service as subadviser to the Fund. In connection with that notice the Adviser recommended to the Board of Trustees of the Trust that the Fund appoint Euclid Advisors LLC (“Euclid” or “Subadviser”), which has a strong performance history in managing international equity products similar to the Fund, as the new subadviser to the Fund.

At a special meeting of the Board of Trustees held on May 14, 2013, the Trustees approved an interim subadvisory agreement between VIA and Euclid, an affiliate of VIA, with respect to the Fund (the “Interim Subadvisory Agreement”). In connection with Pyrford’s impending resignation, the Board decided to appoint Euclid as subadviser to the Fund effective May 22, 2013, or as soon as practicable thereafter, under the Interim Subadvisory Agreement and terminate the previous subadvisory agreement with Pyrford on such date. The Interim Subadvisory Agreement has a term of the earlier of 150 days or the date on which a new subadvisory agreement is entered into.

The Board of Trustees also approved and recommended for shareholder approval a new investment subadvisory agreement between VIA and the Euclid, with respect to the Fund (the “Subadvisory Agreement”). The Trustees approved, and recommended approval by shareholders at a Special Meeting of Shareholders to be held on July 9, 2013, the following proposal:

To approve a Subadvisory Agreement between Euclid Advisors LLC and Virtus Investment Advisers, Inc. on behalf of Virtus International Equity Fund.

As Subadviser, Euclid would be responsible for the day-to-day management of the Fund’s portfolio.

The Fund would pay no fee directly to Euclid as the Subadviser. Under the Interim Subadvisory Agreement and the Subadvisory Agreement, the fee to be paid by VIA to the Subadviser would be 50% of the net investment advisory fee. If approved, the Subadvisory Agreement would have an initial term through December 31, 2014. The Subadvisory Agreement would continue thereafter on a year-to-year basis with the approval of the Fund’s Trustees, including a majority of the Independent Trustees.

Information about Euclid

Euclid Advisors LLC has offices at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY 10036. Euclid is registered as an investment adviser under the Investment Advisers Act of 1940, and is a wholly-owned indirect subsidiary of Virtus. Founded in 1997, Euclid serves as subadviser to certain Virtus-sponsored mutual funds. As of March 31, 2013, Euclid had $7.3 billion of assets under management.

In managing the Fund, Euclid will use an investment process driven by bottom-up fundamental research and informed by top-down macro views. Top-down research will be utilized to make global and regional decisions, country selection, and sector selection. As part of the process, Euclid will take into account, among other things, monetary policy, geo-political factors, direction of interest rate movements, economic growth and outlook, and valuation. In evaluating securities for inclusion in the Fund, Euclid will apply a Cash Flow Return on Capital approach to valuation as well as fundamental analysis to assess the financial strength, franchise quality, and management capabilities of individual securities.

The following individual will serve as portfolio manager of the Fund:

Frederick A. Brimberg is Senior Managing Director and Senior Portfolio Manager at Euclid (since July 2012). Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management with a focus on the international separately managed account product. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with various positions at Lexington Management, Brimberg & Co., and Lehman Brothers Kuhn Loeb Inc.

The Fund’s summary prospectus and statutory prospectus are hereby amended to reflect the change in principal investment strategies, subadviser and portfolio manager as described above, effective May 22, 2013.

For more information about the proposal being submitted to shareholders, please refer to the Fund’s Proxy Statement filed by Virtus Opportunities Trust with the Securities and Exchange Commission (“SEC”) on May 15, 2013 by visiting the SEC’s Web site at www.sec.gov. The Funds’ Proxy Statement will be mailed to shareholders of the Fund as of the record date.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Int’lEquity SA (5/13)

Virtus Global Commodities Stock Fund, Virtus Global Dividend Fund,

Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund,

Virtus Greater Asia ex Japan Opportunities Fund,

Virtus Greater European Opportunities Fund, Virtus International Equity Fund

and Virtus International Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

VIRTUS GLOBAL COMMODITIES STOCK FUND

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	0.67%	-5.35%
Return After Taxes on Distributions	0.42%	-5.47%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-4.50%

Class C
Return Before Taxes	5.97%	-2.90%

Class I
Return Before Taxes	7.09%	-1.92%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI AC World Commodity Producer Sector Capped Index (net) (reflects no deduction of fees, expenses or taxes)	6.84%	-4.87%

VIRTUS GLOBAL DIVIDEND FUND

	1 Year	5 Years	Class A and Class C Since Inception (12/30/04)	Class I Since Inception (6/6/08)

Class A
Return Before Taxes	4.78%	0.04%	6.41%	—
Return After Taxes on Distributions	4.36%	0.00%	6.09%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	0.35%	5.76%	—

Class C
Return Before Taxes	10.31%	0.50%	6.41%	—

Class I
Return Before Taxes	11.45%	—	—	2.69%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.23%	3.32%
Global Dividend Linked Benchmark (reflects no deduction of fees, expenses or taxes)	6.65%	-1.08%	6.09%	-0.20%

VIRTUS GLOBAL OPPORTUNITIES FUND

	1 Year	5 Years	10 Years	Class I Since Inception (8/8/12)

Class A
Return Before Taxes	12.54%	-1.72%	6.78%	—
Return After Taxes on Distributions	12.49%	-1.68%	6.59%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.22%	-1.31%	6.05%	—

Class B
Return Before Taxes	14.50%	-1.26%	6.63%	—

Class C
Return Before Taxes	18.47%	-1.28%	6.62%	—

Class I
Return Before Taxes	—	—	—	8.30%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	2.72%
MSCI AC World Index (net) (reflects no deduction of fees, expenses or taxes)	16.13%	-1.16%	8.11%	6.20%

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

	1 Year	Since Inception (3/2/09)

Class A
Return Before Taxes	16.30%	30.58%
Return After Taxes on Distributions	15.20%	28.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.71%	25.56%

Class C
Return Before Taxes	22.45%	31.63%

Class I
Return Before Taxes	23.70%	32.97%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	22.96%
FTSE EPRA/NAREIT Developed Rental Index (net) (reflects no deduction of fees, expenses or taxes)	22.54%	32.80%

VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	17.43%	18.12%
Return After Taxes on Distributions	17.01%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	15.24%

Class C
Return Before Taxes	23.60%	19.12%

Class I
Return Before Taxes	24.89%	20.35%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.94%
MSCI AC Asia Pacific ex Japan Index (net) (reflects no deduction of fees, expenses or taxes)	22.31%	18.87%

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

	1 Year	Since Inception (4/21/09)

Class A
Return Before Taxes	18.42%	16.40%
Return After Taxes on Distributions	17.92%	15.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.97%	14.30%

Class C
Return Before Taxes	24.75%	17.39%

Class I
Return Before Taxes	25.98%	18.56%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	17.45%
MSCI Europe Index (net) (reflects no deduction of fees, expenses or taxes)	19.12%	14.27%

VIRTUS INTERNATIONAL EQUITY FUND

	1 Year	Since Inception (9/16/10)

Class A
Return Before Taxes	9.18%	5.82%
Return After Taxes on Distributions	9.20%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	5.19%

Class C
Return Before Taxes	14.82%	7.60%

Class I
Return Before Taxes	15.99%	8.70%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	13.31%
MSCI EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	5.33%

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

	1 Year	5 Years	Since Inception (10/1/07)

Class A
Return Before Taxes	27.11%	-0.11%	-2.27%
Return After Taxes on Distributions	24.30%	-1.66%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	18.34%	-0.80%	-2.61%

Class C
Return Before Taxes	33.98%	0.35%	-1.89%

Class I
Return Before Taxes	35.25%	1.35%	-0.90%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	0.68%
FTSE EPRA/NAREIT Developed Rental ex U.S. Index (net) (reflects no deduction of fees, expenses or taxes)	30.76%	-0.49%	-2.79%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/InternationalFunds AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and

    Chief Compliance Officer

W. Patrick Bradley, Vice President,

    Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal

    Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodians

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Web sitehttp://Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds, please call your financial representative, or contact us at 1-800-243-1574 or Virtus.com.

8031	05-13

SEMIANNUAL REPORT

Virtus Foreign Opportunities Fund*

March 31, 2013

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus Supplement applicable to the Fund appears at the back of this Semiannual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Foreign Opportunities Fund

(“Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent

“flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2013

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,096.60	1.47%	$7.68
Class C	1,000.00	1,092.40	2.22	11.58
Class I	1,000.00	1,098.20	1.21	6.33

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.51	1.47	7.42
Class C	1,000.00	1,013.72	2.22	11.21
Class I	1,000.00	1,018.82	1.21	6.11

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

ASSET ALLOCATIONS

The following table presents asset allocations within certain sectors as a percentage of total investments at March 31, 2013.
Consumer Staples	37%
Financials	21
Consumer Discretionary	9
Industrials	9
Health Care	7
Energy	5
Materials	4
Other (includes short-term investments)	8

Total	100%

	SHARES	VALUE

COMMON STOCKS—96.4%
Consumer Discretionary—8.6%
Barrat Developments plc (United Kingdom)(2)	2,537,299	$10,567
Domino’s Pizza plc (United Kingdom)	2,207,927	20,213
Hermes International (France)	35,344	12,271
L’Occitane International SA (Hong Kong)	3,567,789	10,874
Luxottica Group SpA (Italy)	203,991	10,227
Paddy Power plc (Ireland)(2)	255,292	23,038
Persimmon plc (United Kingdom)	1,123,521	18,249
Sands China Ltd. (Hong Kong)	6,133,785	31,917

		137,356

Consumer Staples—36.9%
Anheuser-Busch InBev N.V. (Belgium)	361,911	35,837
British American Tobacco plc (United Kingdom)	1,705,311	91,390
Diageo plc (United Kingdom)	1,365,112	43,040

	SHARES	VALUE

Consumer Staples (continued)
Hindustan Unilever Ltd. (India)	1,911,469	$16,420
ITC Ltd. (India)	7,543,278	42,977
L’Oreal S.A. (France)	152,071	24,113
Lindt & Spruengli AG (Switzerland)	6,724	25,875
Nestle S.A. Registered Shares (Switzerland)	880,335	63,663
Pernod-Ricard S.A. (France)	207,053	25,801
Philip Morris International, Inc. (United States)	890,684	82,575
SABMiller plc (United Kingdom)	976,277	51,385
Unilever N.V. (Netherlands)	1,742,607	71,380
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	4,862,579	15,905

		590,361

Energy—4.8%
Core Laboratories N.V. (Netherlands)	329,331	45,422
Enbridge, Inc. (Canada)	680,947	31,706

		77,128

See Notes to Financial Statements

4

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—21.3%
Bank of Nova Scotia (Canada)	396,532	$23,073
BNP Paribas SA (France)	455,485	23,378
Daito Trust Construction Co., Ltd. (Japan)	202,800	17,403
Housing Development Finance Corp. (India)	4,482,690	68,303
Housing Development Finance Corp. Bank Ltd. (India)	4,274,236	49,257
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,898	109
HSBC Holdings plc (United Kingdom)	4,578,318	48,870
Link REIT (The) (Hong Kong)	1,442,099	7,865
Standard Chartered plc (United Kingdom)	1,812,283	46,909
UBS AG Registered Shares (Switzerland)	3,575,577	54,803

		339,970

Health Care—7.4%
Cie Generale D’optique Essilor International SA (France)	232,293	25,831
Novo Nordisk A/S Class B (Denmark)	230,444	37,441
Ramsay Health Care Ltd. (Australia)	483,632	16,278
Valeant Pharmaceuticals International, Inc. (Canada)(2)	526,069	39,492

		119,042

Industrials—9.1%
Bureau Veritas SA (France)	412,073	51,290
DKSH Holding AG (Switzerland)(2)	222,284	19,903
Rolls-Royce Holdings plc (United Kingdom)	1,534,276	26,343
SGS SA Registered Shares (Switzerland)	19,294	47,316

		144,852

	SHARES	VALUE

Information Technology—3.9%
Accenture plc Class A (Ireland)	291,968	$22,181
SAP AG (Germany)	498,298	39,921

		62,102

Materials—4.4%
Fresnillo plc (United Kingdom)	975,375	20,096
Goldcorp, Inc. (Canada)	799,649	26,906
Newcrest Mining Ltd. (Australia)	1,097,764	22,982

		69,984

TOTAL COMMON STOCKS (Identified Cost $1,153,957)		1,540,795
TOTAL LONG TERM INVESTMENTS—96.4%
(Identified cost $1,153,957)		1,540,795
SHORT-TERM INVESTMENTS—4.0%
Money Market Mutual Funds—4.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.050%)	63,771,830	63,772
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $63,772)		63,772
TOTAL INVESTMENTS—100.4% (Identified Cost $1,217,729)		1,604,567	(1)
Other assets and liabilities, net—(0.4)%		(6,497)

NET ASSETS—100.0%		$1,598,070

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

5

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings†
United Kingdom	24%
Switzerland	13
India	11
France	10
United States	9
Canada	8
Netherlands	7
Other	18
Total	100%

†	% of total investments as of March 31, 2013

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,540,795	$1,256,520	$284,275
Short-term Investments	63,772	63,772	—

Total Investments	$1,604,567	$1,320,292	$284,275

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $260,132 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

6

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,604,567
Foreign currency at value(2)	645
Receivables
Fund shares sold	16,530
Dividends and interest receivable	6,274
Tax reclaims	1,679
Prepaid trustee retainer	9
Prepaid expenses	54

Total assets	1,629,758

Liabilities
Payables
Fund shares repurchased	2,455
Investment securities purchased	27,180
Investment advisory fee	1,110
Distribution and service fees	195
Administration fee	169
Transfer agent fees and expenses	398
Professional fee	31
Trustees’ fee and expenses	2
Other accrued expenses	148

Total liabilities	31,688

Net Assets	$1,598,070

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,433,678
Accumulated undistributed net investment income (loss)	2,787
Accumulated undistributed net realized gain (loss)	(225,146)
Net unrealized appreciation (depreciation) on investments	386,751

Net Assets	$1,598,070

Class A
Net asset value (net assets/shares outstanding) per share	$27.68
Maximum offering price per share NAV/(1–5.75%)	$29.37
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	22,650,200
Net Assets	$627,002
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$27.50
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	3,056,410
Net Assets	$84,061
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$27.70
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	32,022,264
Net Assets	$887,007

(1) Investment in securities at cost	$1,217,729

(2) Foreign currency at cost	$646

See Notes to Financial Statements

7

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$13,102
Foreign taxes withheld	(417)

Total investment income	12,685

Expenses
Investment advisory fees	5,562
Service fees, Class A	610
Distribution and service fees, Class C	325
Administration fees	842
Transfer agent fee and expenses	1,089
Custodian fees	170
Printing fees and expenses	53
Professional fees	46
Registration fees	46
Trustees’ fee and expenses	28
Miscellaneous expenses	117

Total expenses	8,888

Net investment income (loss)	3,797

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	34,632
Net realized gain (loss) on foreign currency transactions	(184)
Net change in unrealized appreciation (depreciation) on investments	85,569
Net change in unrealized appreciation (depreciation) on foreign currency translation	(70)

Net gain (loss) on investments	119,947

Net increase (decrease) in net assets resulting from operations	$123,744

See Notes to Financial Statements

8

VIRTUS FOREIGN OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,797	$14,245
Net realized gain (loss)	34,448	111,601
Net change in unrealized appreciation (depreciation)	85,499	104,734

Increase (decrease) in net assets resulting from operations	123,744	230,580

From Distributions to Shareholders
Net investment income, Class A	(3,205)	(6,356)
Net investment income, Class C	(237)	(218)
Net investment income, Class I	(6,023)	(14,928)

Decrease in net assets from distributions to shareholders	(9,465)	(21,502)

From Share Transactions
Sale of shares
Class A (8,916 and 4,161 shares, respectively)	237,015	98,265
Class C (1,054 and 374 shares, respectively)	28,030	8,914
Class I (11,865 and 11,066 shares, respectively)	316,831	259,528

Reinvestment of distributions
Class A (112 and 262 shares, respectively)	2,948	5,769
Class C (7 and 8 shares, respectively)	188	171
Class I (200 and 602 shares, respectively)	5,253	13,255

Shares repurchased
Class A (2,039 and 5,403 shares, respectively)	(53,865)	(123,580)
Class C (167 and 443 shares, respectively)	(4,381)	(10,199)
Class I (6,500 and 13,179 shares, respectively)	(173,976)	(312,001)

Increase (decrease) in net assets from share transactions	358,043	(59,878)

Net increase (decrease) in net assets	472,322	149,200

Net Assets
Beginning of period	1,125,748	976,548

End of period	$1,598,070	$1,125,748

Accumulated undistributed net investment income (loss) at end of period	$2,787	$8,455

See Notes to Financial Statements

9

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/12 to 3/31/13(7)	$25.42	0.07	2.38	2.45	(0.19)	—	(0.19)	2.26	$27.68	9.66	%(6)	$627,002	1.47	%(5)	1.47	%(5)	0.53	%(5)	17	%(6)
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	—	(0.41)	4.59	25.42	24.34		398,166	1.45		1.45		1.16		47
10/1/10 to 9/30/11	22.06	0.34	(1.23)	(0.89)	(0.34)	—	(0.34)	(1.23)	20.83	(4.15)		346,594	1.47		1.47		1.48		31
10/1/09 to 9/30/10	19.40	0.37	2.54	2.91	(0.25)	—	(0.25)	2.66	22.06	15.34		493,214	1.47		1.47		1.82		34
10/1/08 to 9/30/09	20.54	0.34	(1.29)	(0.95)	(0.18)	(0.01)	(0.19)	(1.14)	19.40	(4.41)		505,009	1.48		1.48		2.09		63
10/1/07 to 9/30/08	28.58	0.20	(7.59)	(7.39)	(0.17)	(0.48)	(0.65)	(8.04)	20.54	(26.48)		620,952	1.37	(3)	1.39		0.78		129

Class C
10/1/12 to 3/31/13(7)	$25.27	(0.03)	2.36	2.33	(0.10)	—	(0.10)	2.23	$27.50	9.24	%(6)	$84,061	2.22	%(5)	2.22	%(5)	(0.23	)%(5)	17	%(6)
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	—	(0.10)	4.70	25.27	23.43		54,634	2.20		2.20		0.42		47
10/1/10 to 9/30/11	21.81	0.17	(1.22)	(1.05)	(0.19)	—	(0.19)	(1.24)	20.57	(4.85)		45,742	2.22		2.22		0.74		31
10/1/09 to 9/30/10	19.21	0.21	2.52	2.73	(0.13)	—	(0.13)	2.60	21.81	14.42		64,480	2.22		2.21		1.04		34
10/1/08 to 9/30/09	20.27	0.22	(1.27)	(1.05)	—	(0.01)	(0.01)	(1.06)	19.21	(5.18)		70,201	2.23		2.23		1.33		63
10/1/07 to 9/30/08	28.31	0.01	(7.52)	(7.51)	(0.05)	(0.48)	(0.53)	(8.04)	20.27	(27.04)		95,523	2.12	(3)	2.15		0.03		129

See Notes to Financial Statements

10

VIRTUS FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class I
10/1/12 to 3/31/13(7)	$25.43	0.09	2.40	2.49	(0.22)	—	(0.22)	2.27	$27.70	9.82	%(6)	$887,007	1.21	%(5)	1.21	%(5)	0.68	%(5)	17	%(6)
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	—	(0.52)	4.54	25.43	24.64		672,948	1.20		1.20		1.46		47
10/1/10 to 9/30/11	22.12	0.42	(1.26)	(0.84)	(0.39)	—	(0.39)	(1.23)	20.89	(3.88)		584,212	1.22		1.22		1.83		31
10/1/09 to 9/30/10	19.45	0.42	2.54	2.96	(0.29)	—	(0.29)	2.67	22.12	15.60		623,222	1.22		1.22		2.08		34
10/1/08 to 9/30/09	20.58	0.40	(1.28)	(0.88)	(0.24)	(0.01)	(0.25)	(1.13)	19.45	(4.03)		554,974	1.23		1.23		2.42		63
10/1/07 to 9/30/08	28.61	0.27	(7.61)	(7.34)	(0.21)	(0.48)	(0.69)	(8.03)	20.58	(26.31)		399,898	1.12	(3)	1.15		1.01		129

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Blended net expense ratio.
(4)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(5)	Annualized
(6)	Not annualized
(7)	Unaudited

See Notes to Financial Statements

11

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which the Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus

12

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

13

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred by together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

14

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.85% of 1st $2 billion; 0.80% $2+ billion through $4 billion; and 0.75% $4+ billion.

B.	Subadviser

The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management, Inc. is the subadviser to the Fund.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund that for the six-months (the “period”) ended March 31, 2013, it retained net commissions of $67 for Class A shares and deferred sales charges of $3 for Class C shares.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

15

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

D.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Fund’s former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services LLC, an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors LLC, served as the Administrator and Transfer Agent to the Fund. For the period of January 1, 2013 to March 31, 2013 Virtus Fund Services LLC, served as the Administrator and Transfer Agent to the Fund.

For the period ended March 31, 2013, the Fund incurred administration fees from the Trust totaling $640 which are included in the Statement of Operations.

For the period ended March 31, 2013, the Fund incurred transfer agent fees from the Trust totaling $1,037 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class A shares	2,670	$74
Class I shares	355,991	9,861

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2013, were as follows:

Purchases	Sales
$539,091	$210,732

There were no purchases or sales of long-term U.S. Government and agency securities.

Note 5. 10% Shareholders

As of March 31, 2013, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
24%	2

The shareholders are not affiliated with Virtus.

16

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2013, the Fund held securities issued by various companies in the consumer staples sector, representing 37% of the total investments of the Fund.

Note 7. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,226,617	$405,406	$(27,456)	$377,950

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2017	2018	Total
$25,825	$224,240	$250,065

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 9. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”.

17

VIRTUS FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 10. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Foreign Opportunities Fund (the “Fund”). At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as

20

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2012.

The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and

21

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

22

Virtus Foreign Opportunities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (10/10/03)	Class I Since Inception (5/15/06)

Class A
Return Before Taxes	12.94%	-1.95%	10.47%	—	—
Return After Taxes on Distributions	12.88%	-1.90%	10.14%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	-1.45%	9.36%	—	—

Class C
Return Before Taxes	18.97%	-1.53%	—	9.34%	—

Class I
Return Before Taxes	20.17%	-0.51%	—	—	4.45%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.89%	3.67%
Morgan Stanley Capital International EAFE® Index (net) (reflects no deduction of fees, expenses or taxes)	17.32%	-3.69%	8.21%	6.24%	0.18%

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/ForeignOpps AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8025	05-13

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Multi-Sector Short Term Bond Fund*

March 31, 2013

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus supplement applicable to the Fund

appears at the back of this Semiannual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Multi-Sector Short Term Bond Fund

(“Multi-Sector Short Term Bond Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2013

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 to MARCH 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Sector Short Term Bond Fund
Actual
Class A	$1,000.00	$1,023.30	0.98%	$4.94
Class B	1,000.00	1,020.90	1.48	7.46
Class C	1,000.00	1,021.80	1.23	6.20
Class T	1,000.00	1,019.30	1.73	8.71
Class I	1,000.00	1,024.60	0.73	3.68

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.98	0.98	4.95
Class B	1,000.00	1,017.46	1.48	7.47
Class C	1,000.00	1,018.72	1.23	6.21
Class T	1,000.00	1,016.20	1.73	8.73
Class I	1,000.00	1,021.24	0.73	3.69

*	Expenses are equal to the Fund’s annualized expense ratio which is net of fees waived and expenses reimbursed if any multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Asset Allocations

The following table presents the asset allocations within certain sectors as a percentage of total investments at March 31, 2013.
Corporate Bonds	35%
Mortgage-Backed Securities	22
Loan Agreements	16
Asset-Backed Securities	14
Foreign Government Securities	10
Other (includes short-term investments)	3

100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note
0.250%, 4/30/14	$12,800	$12,809
0.875%, 12/31/16	12,715	12,890
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $25,501)		25,699
MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	7,100	7,381

Virginia—0.0%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,850	3,605
TOTAL MUNICIPAL BONDS (Identified Cost $11,568)		10,986
FOREIGN GOVERNMENT SECURITIES—10.5%
Argentine Republic
7.000%, 10/3/15	11,560	9,826
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	6,544	5,562
PIK Interest Capitalization 8.280%, 12/31/33	32,909	17,935

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Bolivarian Republic of Venezuela
RegS 8.500%, 10/8/14(5)	$20,840		$21,257
RegS 5.750%, 2/26/16(5)	31,323		29,679
RegS 7.000%, 12/1/18(5)	8,350		7,828
Commonwealth of Australia
Series 118, 6.500%, 5/15/13	49,590	AUD	51,873
New South Wales Treasury Corp. 5.500%, 3/1/17	10,665	AUD	11,977
Commonwealth of Canada 2.000%, 3/1/14	103,515	CAD	102,804
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	44,229	NZD	37,078
Series 415, 6.000%, 4/15/15	8,990	NZD	8,055
Federative Republic of Brazil
12.500%, 1/5/16	100,359	BRL	57,424
12.500%, 1/5/22	11,730	BRL	7,807
Kingdom of Norway
Series 470, 6.500%, 5/15/13	277,652	NOK	47,767
Treasury Bill, 0.000%, 12/18/13	134,200	NOK	22,708

See Notes to Financial Statements

4

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Mongolia 144A 4.125%, 1/5/18(4)	$11,000		$10,670
Portuguese Republic 4.450%, 6/15/18	9,500	EUR	11,694
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	18,153
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	132,050,000	IDR	15,945
Republic of Korea Series 1312, 3.000%, 12/10/13	36,776,000	KRW	33,161
Republic of Lithuania 144A 6.750%, 1/15/15(4)	10,600		11,480
Republic of Peru 144A 7.840%, 8/12/20(4)	50,140	PEN	24,391
Republic of Serbia 144A 5.250%, 11/21/17(4)	8,900		9,212
Republic of South Africa Series R206, 7.500%, 1/15/14	310,470	ZAR	34,318
Republic of Turkey 9.000%, 3/5/14	97,260	TRY	55,100
Russian Federation
144A 3.250%, 4/4/17(4)	16,000		16,740
144A 7.850%, 3/10/18(4)	1,005,000	RUB	34,477
Series 6204, 7.500%, 3/15/18	740,650	RUB	25,089
RegS 7.500%, 3/31/30(3)(5)	1,550		1,920
State of Qatar 144A 3.125%, 1/20/17(4)	12,000		12,690
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	92,020
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $845,477)			846,640
MORTGAGE-BACKED SECURITIES—22.4%
Agency—2.5%
FHLMC 6.000%, 8/1/34	693		767

	PAR VALUE	VALUE
Agency (continued)
FNMA
5.500%, 1/1/17	$133	$143
6.000%, 5/1/17	45	49
4.500%, 4/1/18	297	320
5.000%, 10/1/19	815	885
5.500%, 2/1/20	247	271
5.500%, 3/1/20	526	576
5.500%, 3/1/20	177	194
5.500%, 3/1/20	24	26
5.500%, 3/1/20	184	197
5.500%, 4/1/20	420	460
5.000%, 6/1/20	1,068	1,159
4.000%, 8/1/25	26,929	28,821
3.000%, 6/1/27	1,742	1,834
2.500%, 9/1/27	26,033	27,037
6.000%, 12/1/32	91	101
5.500%, 2/1/33	173	191
5.500%, 5/1/34	799	882
6.000%, 8/1/34	555	625
6.000%, 10/1/34	492	548
6.000%, 10/1/34	379	423
5.500%, 11/1/34	304	335
5.500%, 11/1/34	1,016	1,121
6.000%, 11/1/34	821	915
5.500%, 12/1/34	439	485
5.500%, 1/1/35	669	738
6.000%, 1/1/37	897	985
6.000%, 1/1/37	888	975
5.500%, 7/1/37	10	11
6.000%, 7/1/37	243	267
6.000%, 12/1/37	935	1,025
6.000%, 4/1/38	646	708
5.500%, 9/1/38	777	847
5.500%, 12/1/38	568	620
4.500%, 4/1/40	19,457	20,991
5.000%, 7/1/40	6,701	7,361
5.000%, 7/1/40	4,272	4,692
5.000%, 8/1/40	25,853	28,581
4.000%, 10/1/40	327	348
4.000%, 2/1/41	6,872	7,330
4.000%, 3/1/41	10,151	10,830
4.500%, 5/1/41	11,754	12,688
4.000%, 9/1/41	9,906	10,569
3.500%, 4/1/42	15,186	16,046
GNMA
6.500%, 7/15/31	18	22
6.500%, 8/15/31	50	57
6.500%, 11/15/31	32	36
6.500%, 2/15/32	25	30
6.500%, 4/15/32	69	81
6.500%, 4/15/32	70	82

See Notes to Financial Statements

5

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Agency (continued)
2.586%, 4/16/54	$9,753	$10,474

		204,759

Non-Agency—19.9%
JPMorgan Mortgage Trust 06-A4, 3A1 5.413%, 6/25/36(3)	7,938	7,117
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	1,598	1,582
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	14,364
09-1, A7 144A 5.750%, 9/25/48(3)(4)	17,220	18,321
10-1A, A1 144A 5.150%, 3/25/58(3)(4)	6,111	6,279
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	11,772	12,605
Banc of America (Merrill Lynch) Commercial Mortgage, Inc.
05-3, AJ 4.767%, 7/10/43(3)	6,800	6,851
05-2, B 5.114%, 7/10/43(3)	10,916	11,663
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	22,352	24,330
03-10, 2A1 6.000%, 12/25/33	5,303	5,647
Banc of America Funding Corp.
04-4, 3A1 4.750%, 10/25/19	6,910	7,072
04-B, 2A1 5.468%, 11/20/34(3)	1,747	1,754
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	4,594	4,709
05-1, 1A22 5.250%, 2/25/35	5	5

	PAR VALUE	VALUE
Non-Agency (continued)
05-3, 2A2 5.500%, 3/25/35	$1,498	$1,518
05-3, 1A15 5.500%, 4/25/35	5,125	5,385
Bank of America (Merrill Lynch) – Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(4)	19,916	20,823
Bank of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	4,883	5,007
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.403%, 8/15/17(3)(4)	6,500	6,646
Bayview Commercial Asset Trust
08-1, A2A 144A 1.204%, 1/25/38(3)(4)	20,664	20,418
08-1, A3 144A 1.704%, 1/25/38(3)(4)	29,970	25,310
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	3,125	3,225
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.823%, 2/25/34(3)	14,410	14,638
04-10, 14A1 5.163%, 1/25/35(3)	3,251	3,292
05-4, 2AA1 144A 5.141%, 8/25/35(3)(4)	1,451	1,478
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.758%, 5/25/35(3)	22,871	22,186
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(3)	4,444	4,600
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.581%, 4/12/38(3)	11,600	12,862
06-PW12, AM 5.757%, 9/11/38(3)	9,250	10,374

See Notes to Financial Statements

6

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
06-PW14, AM 5.243%, 12/11/38	$10,000	$11,238
05-PW10, AM 5.449%, 12/11/40(3)	14,200	15,628
04-PWR3, A4 4.715%, 2/11/41	6,225	6,335
06-PW13, AM 5.582%, 9/11/41(3)	3,272	3,672
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,116
07-PW18, A4 5.700%, 6/11/50	16,950	19,864
07-PW18, AM 6.084%, 6/11/50(3)	12,400	14,200
Chase Mortgage Finance Corp. 07-A1, 1A1 2.962%, 2/25/37(3)	4,436	4,508
Citicorp Mortgage Securities, Inc.
07-1, A1 5.500%, 1/25/22	569	572
REMIC 03-9, A24 5.500%, 10/25/33	17,881	18,221
03-11, 2A10 5.500%, 12/25/33	2,369	2,387
04-4, A6 5.500%, 6/25/34	4,870	5,092
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 6.265%, 6/25/37(3)	11,928	12,130
Citigroup – Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.218%, 7/15/44(3)	6,410	7,040
06-CD2, A4 5.305%, 1/15/46(3)	2,659	2,935
07-CD4, A4 5.322%, 12/11/49	8,480	9,641
Citigroup Commercial Mortgage 2.110%, 1/12/18	6,600	6,759

	PAR VALUE	VALUE
Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates
11-THL, B 144A 4.554%, 6/9/28(4)	$5,900	$6,051
11-THL, C ,144A 5.163%, 7/3/28(4)	20,000	20,481
07-C2, A3 5.542%, 1/15/49(3)	12,995	14,796
Countrywide Alternative Loan Trust
04-18CB, 1A1 6.000%, 9/25/34	17,550	18,192
04-36CBC, 2A1 5.500%, 2/25/35	10,400	9,823
Countrywide Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	1,775	1,813
03-4, 1A15 5.500%, 4/25/33	3,434	3,580
03-28, A8 5.500%, 8/25/33	2,058	2,125
04-6, 1A2 2.983%, 5/25/34(3)	2,710	2,673
04-4, A6 5.500%, 5/25/34	1,808	1,868
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	3,986	4,142
04-8, 7A1 6.000%, 12/25/34	10,751	10,816
03-CPN1, C 4.763%, 3/15/35	7,964	7,962
05-11, 8A10 5.500%, 12/25/35	4,054	4,162
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	11,500	12,426
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(4)	29,200	29,150

See Notes to Financial Statements

7

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
13-ESH7, A27 144A 2.958%, 12/5/31(4)	$8,340	$8,441
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	1,378	1,379
GMAC Commercial Mortgage Securities, Inc.
03-C1, D 4.283%, 5/10/36	10,000	9,998
04-C2, A3 5.134%, 8/10/38	810	827
04-C3, A4 4.547%, 12/10/41	888	890
GMAC Mortgage Corp. Loan Trust
04-AR1, 12A 3.425%, 6/25/34(3)	10,697	11,033
05-AR1, 5A 5.268%, 3/18/35(3)	5,374	5,449
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(3)(4)	8,870	8,917
07-EOP, H 144A 3.300%, 3/6/20(3)(4)	2,850	2,866
11-ALF, B, 144A 3.215%, 2/10/21(4)	8,000	8,090
05-5F, 2A8 5.500%, 6/25/35	5,160	5,214
07-GG10, A4 5.787%, 8/10/45(3)	9,170	10,495
Greenwich Capital Commercial Funding Corp. 04-GG1, A7 5.317%, 6/10/36(3)	7,723	7,939
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	4,472	4,590
05-AR4, 6A1 5.250%, 7/25/35(3)	10,609	10,486
07-1F, 2A2 5.500%, 1/25/37	1,379	1,385

	PAR VALUE	VALUE
Non-Agency (continued)
Heller Financial Commercial Mortgage Asset 00-PH1, G, 144A 6.750%, 1/17/34(4)	$2,205	$2,270
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	13,951	15,104
10-CNTR, A1 144A 3.300%, 8/5/32(4)	13,145	14,035
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	4,550	5,035
04-C1, A3 4.719%, 1/15/38	5,565	5,679
06-LDP7, AM 5.871%, 4/15/45(3)	22,312	25,269
06-LDP7, A4 5.871%, 4/15/45(3)	26,601	30,137
06-LDP9, A3 5.336%, 5/15/47	20,649	23,254
07-CB18, A3 5.447%, 6/12/47	3,328	3,437
07-LD12, A4 5.882%, 2/15/51(3)	8,029	9,345
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	12,209	13,031
JPMorgan Chase Mortgage Trust
03-A2, 3A1 2.340%, 11/25/33(3)	9,675	9,638
04-A4, 2A1 2.654%, 9/25/34(3)	6,578	6,718
05-A1, 4A1 4.749%, 2/25/35(3)	1,489	1,503
05-A2, 4A1 5.058%, 4/25/35(3)	1,906	1,909
05-A4, 3A1 2.584%, 7/25/35(3)	10,760	10,812
06-A6, 3A3L 5.200%, 10/25/36(3)	2,364	2,139

See Notes to Financial Statements

8

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Lehman Brothers – UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	$10,536	$11,078
06-C3, AM 5.712%, 3/15/39(3)	7,615	8,522
06-C6, A4 5.372%, 9/15/39	13,750	15,573
07-C2, A2 5.303%, 2/15/40	1,214	1,215
07-C2, A3 5.430%, 2/15/40	7,825	8,819
07-C6, A2 5.845%, 7/15/40	5,320	5,338
07-C7, A3 5.866%, 9/15/45(3)	14,742	16,974
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 2.921%, 11/25/34(3)	3,586	3,598
MASTR Alternative Loans Trust
04-7, 4A1 4.500%, 7/25/19	7,690	7,951
04-6, 10A1 6.000%, 7/25/34	8,728	9,019
04-6, 7A1 6.000%, 7/25/34	9,034	9,188
05-2, 2A1 6.000%, 1/25/35	5,124	5,178
05-2, 1A1 6.500%, 3/25/35	14,255	14,849
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	2,363	2,458
05-1, 1A1 5.000%, 5/25/20	1,764	1,825
06-1, 1A2 5.750%, 5/25/36	315	315
Merrill Lynch Mortgage Investors, Inc. 98-C1, B
6.750%, 11/15/26(3)	10,000	11,443
Merrill Lynch Mortgage Trust
06-C1, AM 5.686%, 5/12/39(3)	7,520	8,424

	PAR VALUE	VALUE
Non-Agency (continued)
04-KEY2, A3 4.615%, 8/12/39	$2,195	$2,200
Merrill Lynch/Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	13,231
06-4, A3 5.172%, 12/12/49(3)	10,300	11,524
Morgan Stanley Capital I Trust
04-HQ4, A6 4.830%, 4/14/40	236	236
06-T23, AM 5.819%, 8/12/41(3)	10,575	12,137
06-IQ12, A4 5.332%, 12/15/43	14,865	16,861
07-IQ14, AM 5.663%, 4/15/49(3)	13,683	14,414
07-IQ14, A4 5.692%, 4/15/49(3)	16,825	19,260
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.452%, 2/25/34(3)	2,408	2,433
04-2AR, 4A 4.760%, 2/25/34(3)	3,403	3,465
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	20,790	20,757
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	14,252	15,059
04-R3, A1 144A 6.500%, 2/25/35(4)	5,854	6,138
Northstar Mortgage Trust 12-1 144A 1.404%, 8/25/29(3)(4)	5,644	5,644
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	2,781	2,743
ORES NPL LLC 12-LV1, A 144A 4.000%, 9/25/44(4)	9,842	9,850
Reperforming Loan REMIC Trust 03-R4, 2A 144A 6.500%, 1/25/34(3)(4)	3,807	3,942

See Notes to Financial Statements

9

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	$4,306	$4,445
04-QS16, 1A5 5.500%, 12/25/34	790	767
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	4,101	4,283
04-SL1, A8 6.500%, 11/25/31	4,536	4,676
04-SL4, A3 6.500%, 7/25/32	2,371	2,454
Residential Asset Securitization Trust 03,A11, A9 5.750%, 11/25/33	4,489	4,726
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	3,280	3,409
05-S1, 1A2 5.500%, 2/25/35	2,750	2,810
06-S4, A2 6.000%, 4/25/36	1,598	1,507
RIAL 13-LT2, A 2.833%, 5/22/28	22,445	22,445
Royal Bank of Scotland Group plc – Greenwich Capital Holdings, Inc. Mortgage Loan Trust 05- RP1, 2A 144A 3.248%, 3/25/34(3)(4)	3,301	3,229
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	4,838	4,839
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	15,845	15,914
Springleaf Mortgage Loan Trust
11-1A, A1, 144A 4.050%, 9/25/41(3)(4)	6,952	7,200
12-3A, A 144A 1.570%, 12/25/59(3)(4)	5,879	5,897

	PAR VALUE	VALUE
Non-Agency (continued)
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A4 2.718%, 4/25/34(3)	$4,980	$4,897
04-4, 3A2 2.718%, 4/25/34(3)	4,891	4,898
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(4)	14,672	14,295
02-AL1, A3 3.450%, 2/25/32	6,854	6,794
04-21XS, 2A4A 4.900%, 12/25/34(3)	3,400	3,432
Structured Asset Securities Corp. Mortgage Pass- Through Certificates
03-14, 3A1 5.493%, 5/25/33(3)	2,736	2,801
03-21, 2A2 5.250%, 8/25/33	3,657	3,737
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(3)	1,418	1,394
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	10,240	11,693
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 5.926%, 7/15/17(3)	19,100	21,901
03-C8, 5 5.184%, 11/15/35(3)	5,500	5,624
04-C15, B 4.892%, 10/15/41	14,875	15,618
05-C20, AMFX 5.179%, 7/15/42(3)	6,000	6,524
06-C25, AM 5.734%, 5/15/43(3)	18,625	21,093
07-C30, A5 5.342%, 12/15/43	39,765	45,007
07-C30, AM 5.383%, 12/15/43	5,500	6,046
07-C31, A4 5.509%, 4/15/47	31,952	36,177
07-31, AM 5.591%, 4/15/47(3)	25,000	27,652

See Notes to Financial Statements

10

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
07-C32, A3 5.732%, 6/15/49(3)	$17,577	$20,176
07-C33, A5 5.926%, 2/15/51(3)	1,265	1,458
Washington Mutual Commercial Mortgage Securities Trust
06-SL1, A, 144A 5.286%, 11/23/43(3)(4)	11,959	11,794
07-SL3, A, 144A 5.939%, 3/23/45(3)(4)	2,923	2,962
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	3,064	3,169
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	403	404
03-G, A1 4.100%, 6/25/33(3)	2,423	2,447
04-4, A9 5.500%, 5/25/34	3,860	3,982
04-Z, 2A1 2.624%, 12/25/34(3)	12,938	13,120
04-CC, A1 2.610%, 1/25/35(3)	5,225	5,206
05-12, 1A1 5.500%, 11/25/35	9,391	9,657
05-14, 2A1 5.500%, 12/25/35	6,880	7,300
06-6, 1A15 5.750%, 5/25/36	957	956
06-9, 1A15 6.000%, 8/25/36	147	147
07-16, 1A1 6.000%, 12/28/37	11,735	12,589
07-AR10, 2A1 6.172%, 1/25/38(3)	7,066	7,179
WFDB Commercial Mortgage Trust 11,BXR, B, 144A 4.786%, 7/5/16(4)	15,000	15,320

		1,599,484
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,717,408)		1,804,243

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—14.1%
1st Financial Bank USA
10-C, B, 144A 5.190%, 9/17/18(4)	$6,000	$6,056
10-D, C, 144A 5.920%, 6/17/19(4)	3,000	3,060
AABS Ltd. 13-1, A 0.000%, 1/10/38(3)	12,345	12,499
AmeriCredit Automobile Receivables Trust
11-3, C 2.860%, 1/9/17	23,000	23,846
11-1, D 4.260%, 2/8/17	11,119	11,765
11-5, D 5.050%, 12/8/17	5,010	5,447
12-1, C 2.670%, 1/8/18	4,625	4,817
12-3, C 2.420%, 5/8/18	16,750	17,238
12-3, D 3.030%, 7/9/18	19,762	20,423
12-4, D 2.680%, 10/9/18	7,150	7,354
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(3)	3,040	3,136
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	6,098	6,281
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A 144A 3.410%, 11/20/17(4)	12,848	13,710
12-3A, A 144A 2.100%, 3/20/19(4)	23,085	23,569
13-1A, A 144A 1.920%, 9/20/19(4)	18,200	18,331
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(3)	5,295	5,396

See Notes to Financial Statements

11

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Bayview Financial Mortgage-Pass-Through Trust
06-B, 1A2 5.800%, 4/28/36(3)	$434	$440
06-A, 1A2 5.483%, 2/28/41(3)	247	254
06-A, 1A4 6.087%, 2/28/41(3)	15,978	17,420
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	4,599	4,795
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	1,982	1,976
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(4)	4,034	4,253
12-A, A 144A 2.660%, 12/2/27(4)	7,949	7,949
California Republic Auto Receivables Trust 12-1, B 144A 1.760%, 1/16/18(4)	13,570	13,563
Capital Auto Receivables Asset Trust 13-1, C 1.740%, 10/22/18	5,425	5,436
CarNow Auto Receivables Trust
12-1A, B, 144A 3.240%, 3/15/16(4)	2,150	2,153
12-1A, C, 144A 4.940%, 3/15/16(4)	3,750	3,757
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	14,350	14,538
CIT Equipment Collateral 12-A1, B, 144A 4.120%, 10/21/19(4)	10,000	10,047
CIT Mortgage Loan Trust 10-VT1A, B 144A 1.454%, 10/25/37(3)(4)	12,781	12,639

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Inc.
07-1, A6 5.702%, 3/25/37(3)	$4,757	$4,965
07-2, A3 6.080%, 6/25/37(3)	8,838	9,013
07-2, A4 6.538%, 6/25/37(3)	7,000	6,929
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	21,755	22,136
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,095
12-B, B 1.780%, 6/15/20	4,000	4,039
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	355	375
01-3, A4 6.910%, 5/1/33(3)	14,737	16,685
Countrywide Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(3)	4,319	4,469
04-12, AF6 4.634%, 3/25/35(3)	2,121	2,182
Cronos Containers Program Ltd 12-2A, A 144A 3.810%, 9/18/27(4)	9,500	9,834
Direct Capital Funding IV LLC 13-1, D 144A 4.599%, 10/20/19(4)	3,555	3,555
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	32,948	36,997
Drug Royalty Corp., Inc.
12-1, A2 144A 5.800%, 7/15/24(4)	5,641	5,824
12-1, A2 144A 4.474%, 1/15/25(4)	13,129	13,179

See Notes to Financial Statements

12

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	$8,500	$8,629
DT Auto Owner Trust
11-2A, C, 144A 3.050%, 2/16/16(4)	4,523	4,534
12-1A, C, 144A 3.380%, 10/16/17(4)	9,975	10,104
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(4)	8,500	8,970
12-2A, C 144A 3.060%, 7/16/18(4)	4,050	4,106
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	13,553	14,250
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	7,682	7,615
Great America Leasing Receivables
09-1, B 144A 4.520%, 11/15/14(4)	3,000	3,004
13-1, A4 144A 1.160%, 5/15/18(4)	2,085	2,089
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	17,047	17,214
Harley-Davidson Motorcycle Trust 10-1, C 2.590%, 4/15/18	8,500	8,661
Hertz Vehicle Financing LLC
13-1A, A1 144A 1.120%, 8/25/17(4)	18,325	18,349
11-1A, A2 144A 3.290%, 3/25/18(4)	12,290	13,181
Home Equity Loan Trust 07-FRE1, 2AV1 0.334%, 4/25/37(3)	7,884	6,960
Huntington Auto Trust 12-2, R 144A 0.000%, 5/15/19(4)	93,426	4,379

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust 12-B, C 1.950%, 10/15/18	$10,000	$10,182
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	4,837	4,867
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,454	1,512
Leaf II Receivables Funding LLC 12-1, D 144A 4.680%, 9/15/20(4)	5,859	5,776
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	6,624	6,986
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	7,886	7,785
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(4)	21,529	21,987
10-1A, A 144A 3.540%, 10/20/32(4)	1,076	1,120
10-1A, B 144A 4.520%, 10/20/32(4)	2,099	2,172
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(4)	49,460	49,519
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	14,829	15,607
MMCA Automobile Trust 11-A, B, 144A 2.720%, 10/17/16(4)	3,500	3,593
New Century Home Equity Loan Trust 05-A, A4W 5.002%, 8/25/35(3)	14,915	13,939

See Notes to Financial Statements

13

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(4)	$9,333	$9,716
12-AA, B, 144A 4.870%, 3/10/27(4)	878	902
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	11,072	10,987
Renaissance Home Equity Loan Trust 05-3, AF4 5.140%, 11/25/35(3)	5,405	4,335
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,167
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	2,118	2,165
Residential Funding Mortgage Securities II Home Loan Trust
06-HI2, A3 5.790%, 2/25/36	8,550	8,784
06-H11, M1 6.010%, 2/25/36(3)	6,661	6,661
07-HI1, A3 5.720%, 3/25/37	21,757	21,860
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	9,560	9,720
10-B, C 144A 3.020%, 10/17/16(4)	20,925	21,251
12-2, D 3.870%, 2/15/18	26,045	27,424
12-6, C 1.940%, 3/15/18	9,645	9,761
12-5, C 2.700%, 8/15/18	4,850	5,062
12-6, D 2.520%, 10/15/18	12,000	12,191
13-1, D 2.270%, 1/15/19	13,305	13,308

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, LLC
07-2A, A1 144A 5.370%, 9/20/19(4)	$1,263	$1,288
10-3A, B 144A 4.440%, 11/20/25(4)	6,840	7,150
11-1A, B, 144A 4.230%, 4/20/26(4)	6,229	6,495
12-2A, B, 144A 3.420%, 3/20/29(4)	9,598	9,766
12-3A, A 144A 1.870%, 8/20/29(4)	3,963	3,988
13-1A, A 144A 1.590%, 11/20/29(4)	14,470	14,470
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	20,555	20,854
SLM Corp.
12-B, A2, 144A 3.480%, 10/15/30(4)	12,000	12,851
12-C, A2 144A 3.310%, 10/15/46(4)	11,700	12,493
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(4)	1,875	1,886
Soundview Home Loan Trust 05-OPT4, 2A3 0.464%, 12/25/35(3)	24,791	24,531
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31	3,314	3,271
05-S7, A2 144A 0.504%, 12/25/35(3)(4)	8,278	7,824
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(4)	7,470	7,750
12-AA, A 144A 2.000%, 9/20/29(4)	14,631	14,772
TAL Advantage I LLC
12-1A, A 144A 3.860%, 5/20/27(4)	15,400	15,858
13-1A, A 144A 2.830%, 2/22/38(4)	6,545	6,570

See Notes to Financial Statements

14

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	$7,672		$7,678
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	7,488		7,476
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(4)	5,033		5,697
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	7,138		7,757
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	26,381		28,254
Volvo Financial Equipment LLLC 13-1A, B 144A 1.240%, 8/15/19(4)	15,835		15,835
Wachovia Asset Securitization Issuance II LLC 07-HE2A, A 144A 0.334%, 7/25/37(3)(4)	13,723		11,631
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	1,299		1,310
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,109,564)			1,135,264
CORPORATE BONDS AND NOTES—35.6%
Consumer Discretionary—1.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	14,225	BRL	7,353
Boyd Gaming Corp.
9.125%, 12/1/18	2,425		2,584
144A 9.000%, 7/1/20(4)	5,350		5,591

	PAR VALUE	VALUE
Consumer Discretionary (continued)
CCO Holdings LLC (CCO Holdings Capital Corp.) 7.375%, 6/1/20	$6,700	$7,462
Daimler Finance North America LLC
144A 2.625%, 9/15/16(4)	11,000	11,471
144A 1.875%, 1/11/18(4)	7,100	7,158
Dana Holding Corp. 6.500%, 2/15/19	3,973	4,281
DR Horton, Inc. 3.625%, 2/15/18	18,795	19,030
HD Supply, Inc. 10.500%, 1/15/21	7,500	7,828
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000	7,461
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(4)	6,000	6,365
International Game Technology 7.500%, 6/15/19	1,115	1,332
Lynx I Corp. 144A 5.375%, 4/15/21(4)	5,035	5,261
MGM Resorts International
7.625%, 1/15/17	6,000	6,690
144A 6.750%, 10/1/20(4)	6,500	6,906
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	4,885	5,141
Ono Finance II plc 144A 10.875%, 7/15/19(4)	1,035	1,076
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615	7,508
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135	4,228
Wyndham Worldwide Corp.
6.000%, 12/1/16	133	152
2.500%, 3/1/18	2,960	2,978

		127,856

See Notes to Financial Statements

15

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	$15,720	$15,759
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	5,850	6,611

		22,370

Energy—3.6%
Afren plc 144A 11.500%, 2/1/16(4)	4,790	5,700
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,271	7,998
Chesapeake Energy Corp. 6.775%, 3/15/19	5,545	5,795
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,416
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.875%, 5/1/19	4,000	4,400
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	4,529	4,823
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,773
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(4)(6)	5,000	5,349
144A 6.212%, 11/22/16(4)	10,405	11,589
144A 8.146%, 4/11/18(4)	2,880	3,481
144A 6.510%, 3/7/22(4)(6)	3,235	3,736
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	7,250	7,848
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	3,194

	PAR VALUE	VALUE
Energy (continued)
Korea National Oil Corp.
144A 5.375%, 7/30/14(4)	$4,345	$4,586
144A 2.875%, 11/9/15(4)	5,000	5,199
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,257
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(4)	7,500	8,040
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	3,246
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	8,000	6,280
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715	5,938
Parker Drilling Co. 9.125%, 4/1/18	11,144	12,203
Petrobras International Finance Co.
3.875%, 1/27/16	12,430	13,009
3.500%, 2/6/17	2,000	2,066
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	16,540	15,961
RegS 8.500%, 11/2/17(5)	80,300	78,292
Plains Exploration & Production Co. 6.500%, 11/15/20	13,200	14,652
Pride International, Inc. 8.500%, 6/15/19	4,065	5,374
Quicksilver Resources, Inc. 7.125%, 4/1/16	3,190	2,712
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	8,000	8,310

See Notes to Financial Statements

16

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	$13,235		$15,165
Venoco, Inc. 8.875%, 2/15/19	5,675		5,533
Weatherford International Ltd. 9.625%, 3/1/19	4,110		5,370

			286,295

Financials—18.0%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	11,599		12,025
ABN Amro Bank N.V.
144A 3.000%, 1/31/14(4)	9,000		9,140
144A 4.250%, 2/2/17(4)	4,425		4,820
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290		5,536
Air Lease Corp. 4.750%, 3/1/20	18,185		18,640
Aircastle Ltd. 6.250%, 12/1/19	10,400		11,414
Akbank TAS
144A 5.125%, 7/22/15(4)	8,900		9,378
144A 3.875%, 10/24/17(4)	6,150		6,265
144A 7.500%, 2/5/18(4)	12,140	TRY	6,606
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(6)	19,275		21,804
Allstate Corp. 6.125%, 5/15/37(3)	4,730		5,049
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	8,150		8,639

	PAR VALUE	VALUE
Financials (continued)
American International Group, Inc.
2.375%, 8/24/15	$5,825	$5,975
4.875%, 9/15/16	8,850	9,849
American Tower Trust I 144A 1.551%, 3/15/18(4)	6,900	6,931
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950	2,607
Associated Banc Corp. 5.125%, 3/28/16	4,590	5,020
Assurant, Inc. 5.625%, 2/15/14	4,060	4,222
Avis Budget Car Rental LLC 144A 4.875%, 11/15/17(4)	13,470	13,891
Banco Bilbao Vizcaya Argentaria U.S. Senior S.A.U.
3.250%, 5/16/14	4,000	4,024
4.664%, 10/9/15	15,000	15,382
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(4)	5,000	5,312
Banco Bradesco SA
144A 4.125%, 5/16/16(4)	7,000	7,332
144A 4.500%, 1/12/17(4)	13,000	13,877
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd. 144A 5.750%, 1/18/17(4)(6)	10,000	10,955
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	14,800	15,910
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(4)	3,775	3,831
Banco Santander Brasil SA
144A 4.500%, 4/6/15(4)	7,500	7,800

See Notes to Financial Statements

17

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
144A 8.000%, 3/18/16(4)	18,335	BRL	$9,159
144A 4.625%, 2/13/17(4)	$9,300		9,835
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	5,575		5,845
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	10,500		11,156
Bangkok Bank plc 144A 2.750%, 3/27/18(4)	16,550		17,100
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	5,810		6,159
Bank of India 144A 3.625%, 9/21/18(4)	20,380		20,447
Barclays Bank plc
5.200%, 7/10/14	1,610		1,697
144A 6.050%, 12/4/17(4)	13,130		14,641
144A 5.926%,(3)(4)(7)(8)	3,773		3,787
BioMed Realty LP 3.850%, 4/15/16	9,375		9,954
Capital One Financial Corp. 6.150%, 9/1/16	5,364		6,167
Chubb Corp. (The) 6.375%, 3/29/67(3)	8,205		9,015
Citigroup, Inc.
4.875%, 5/7/15	12,075		12,874
0.551%, 6/9/16(3)	3,400		3,279
5.500%, 2/15/17	3,635		4,044
CNA Financial Corp. 5.850%, 12/15/14	7,575		8,156
Comerica Bank
5.700%, 6/1/14	1,900		2,004
4.800%, 5/1/15	1,828		1,958
5.750%, 11/21/16	5,940		6,875
Corporacion Andina de Fomento
5.200%, 5/21/13	1,000		1,005
3.750%, 1/15/16	10,000		10,578
Countrywide Financial Corp. 6.250%, 5/15/16	12,000		13,367

	PAR VALUE	VALUE
Financials (continued)
Danske Bank A/S 144A 3.875%, 4/14/16(4)	$8,000	$8,507
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	3,128
Discover Bank 8.700%, 11/18/19	1,750	2,340
DNB Bank ASA 144A 3.200%, 4/3/17(4)	24,700	26,171
E*TRADE Financial Corp. 6.375%, 11/15/19	10,155	10,790
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,489
Fifth Third Bank 4.750%, 2/1/15	750	800
First Tennessee Bank N.A. 5.650%, 4/1/16	15,664	17,188
Ford Motor Credit Co. LLC 4.207%, 4/15/16	10,000	10,646
General Electric Capital Corp. 0.676%, 5/5/26(3)	8,000	7,240
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	17,940	18,736
Genworth Financial, Inc. 7.625%, 9/24/21	4,375	5,264
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	10,345	9,983
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	6,000	6,720
7.500%, 2/15/19	2,451	3,068
Hana Bank
144A 4.500%, 10/30/15(4)	11,000	11,872
144A 3.500%, 10/25/17(4)	5,535	5,926
HBOS plc 144A 6.750%, 5/21/18(4)	685	762

See Notes to Financial Statements

18

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
HCP, Inc.
3.750%, 2/1/16	$8,000	$8,540
3.750%, 2/1/19	4,940	5,328
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,605
4.125%, 4/1/19	4,100	4,447
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,454
Hertz Corp. (The)
144A 4.250%, 4/1/18(4)	3,030	3,102
5.875%, 10/15/20	9,420	9,985
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(4)	14,485	15,064
144A 6.625%, 4/15/20(4)	10,605	10,685
6.625%, 4/15/20	3,540	3,567
Huntington Bancshares, Inc. 7.000%, 12/15/20	1,025	1,281
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,436
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(7)(8)	13,210	14,102
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,439
144A 3.750%, 4/6/16(4)	500	530
144A 4.375%, 7/27/16(4)	1,500	1,621
144A 3.500%, 9/13/17(4)	8,000	8,517
144A 2.125%, 10/2/17(4)	2,940	2,965
ICICI Bank RegS 4.700%, 2/21/18(5)	13,000	13,727
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	5,090

	PAR VALUE	VALUE
Financials (continued)
144A 1.375%, 3/7/16(4)	$5,000	$4,977
144A 4.000%, 3/15/16(4)	4,000	4,286
ING U.S., Inc. 144A 2.900%, 2/15/18(4)	22,250	22,578
International Lease Finance Corp.
5.650%, 6/1/14	5,820	6,104
3.875%, 4/15/18	12,360	12,345
Intesa San Paolo SpA 3.125%, 1/15/16	12,190	11,917
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	7,130
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850	10,389
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	4,135	4,230
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	1,000	1,002
KeyBank N.A.
5.800%, 7/1/14	1,450	1,539
7.413%, 5/6/15	3,000	3,383
4.950%, 9/15/15	1,295	1,410
KeyCorp 6.500%, 5/14/13	2,925	2,945
Korea Development Bank
4.375%, 8/10/15	2,525	2,708
3.875%, 5/4/17	7,000	7,583
3.500%, 8/22/17	9,750	10,474
Legg Mason, Inc. 5.500%, 5/21/19	13,868	15,055
Lincoln National Corp.
8.750%, 7/1/19	2,340	3,173
6.050%, 4/20/67(3)(8)	2,885	2,899
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(4)	7,920	8,252
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(3)	5,000	5,137
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	4,708	4,714

See Notes to Financial Statements

19

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
MetLife, Inc. 6.750%, 6/1/16	$910		$1,070
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(4)	13,770		14,061
Morgan Stanley
5.550%, 4/27/17	10,200		11,537
144A 10.090%, 5/3/17(4)	22,595	BRL	11,964
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000		5,058
ORIX Corp. 5.000%, 1/12/16	5,228		5,639
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)	8,505		8,677
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	14,800		14,744
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,576
Progressive Corp. (The) 6.700%, 6/15/37(3)	2,740		3,028
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,197
8.875%, 6/15/38(3)(8)	11,200		13,762
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	7,925		8,381
Regions Bank 7.500%, 5/15/18	12,001		14,761
Regions Financial Corp. 5.750%, 6/15/15	2,535		2,751
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
7.875%, 8/15/19	2,500		2,769
5.750%, 10/15/20	12,945		13,220

	PAR VALUE	VALUE
Financials (continued)
Rosneft Oil Co. (Rosneft International Finance Ltd.) 144A 3.149%, 3/6/17(4)(6)	$10,800	$10,854
Royal Bank of Scotland plc (The) 6.400%, 10/21/19	3,130	3,739
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)	2,905	3,181
144A 5.298%, 12/27/17(4)	18,055	19,136
Ryder System, Inc. 2.500%, 3/1/17	11,980	12,345
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	1,005
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	8,100	8,188
Sberbank of Russia (Sberbank Capital SA)
144A 4.950%, 2/7/17(4)(6)	35,165	37,451
144A 5.125%, 10/29/22(4)(6)	9,170	9,159
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	7,194
Shinhan Bank
144A 4.375%, 7/27/17(4)	11,700	12,958
144A 1.875%, 7/30/18(4)	1,000	998
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(4)	6,775	6,775
SLM Corp. 4.625%, 9/25/17	24,805	25,803
Societe Generale S.A.
144A 3.100%, 9/14/15(4)	2,900	3,003
144A 3.500%, 1/15/16(4)	6,895	7,235

See Notes to Financial Statements

20

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
144A 5.922%(3)(4)(7)(8)(9)	$6,800	$6,377
Spansion LLC 7.875%, 11/15/17	2,955	3,132
State Street Corp. 4.956%, 3/15/18(8)	5,000	5,683
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,816
5.450%, 12/1/17	3,750	4,283
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,616
Swedbank AB 144A 1.750%, 3/12/18(4)	19,200	19,133
Telecom Italia Capital SA
6.175%, 6/18/14	4,900	5,126
7.175%, 6/18/19	2,395	2,725
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(6)	12,135	11,959
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(4)	12,500	12,844
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	16,700	16,950
Turkiye Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(4)	14,000	15,109
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,596
Unum Group 7.125%, 9/30/16	6,620	7,808
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,753
2.700%, 4/1/20	2,948	2,960
Vnesheconombank (VEB Finance plc)
144A 5.375%, 2/13/17(4)	12,915	13,882
144A 5.450%, 11/22/17(4)(6)	3,500	3,799
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(4)(6)	15,900	17,013

	PAR VALUE	VALUE
Financials (continued)
144A 6.000%, 4/12/17(4)(6)	$16,175	$17,307
Wachovia Corp. 5.625%, 10/15/16	2,500	2,853
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,562
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,647
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,376
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,653
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	18,650	18,417
Zions Bancorp
5.650%, 5/15/14	1,775	1,824
7.750%, 9/23/14	6,194	6,734
4.500%, 3/27/17	8,120	8,676

		1,447,513

Health Care—0.9%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	9,320	9,786
7.125%, 7/15/20	3,185	3,460
Express Scripts Holding Co. 3.500%, 11/15/16	10,000	10,774
HCA, Inc. 6.500%, 2/15/20	18,765	21,216
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	3,810	4,010
Symbion, Inc. 8.000%, 6/15/16	6,517	6,924
Tenet Healthcare Corp. 144A 4.750%, 6/1/20(4)	9,275	9,345
U.S. Oncology, Inc. 0.000%, 2/16/49(10)(11)	1,263	0
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	3,212	3,453

		68,968

See Notes to Financial Statements

21

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials—5.4%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	$7,416	$7,397
America West Airlines, Inc. Pass-Through-Trust
98-1, A 6.870%, 1/2/17	2,197	2,296
Series 99-1, G 7.930%, 1/2/19	9,643	10,607
Series 00-1, G 8.057%, 7/2/20	9,170	10,224
Series 01-1, G 7.100%, 4/2/21	15,384	17,115
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	6,245	6,350
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850	4,996
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	9,197	9,450
99-1, A1 7.200%, 1/2/19	2,098	2,182
00-1. A 8.707%, 1/2/19	3,050	3,233
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	10,468	11,096
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	4,298	4,588
97-4, A 6.900%, 1/2/18	5,212	5,655
99-1, A 6.545%, 2/2/19	10,064	11,121
09-2, A 7.250%, 11/10/19	812	948
00-1, A-1 8.048%, 11/1/20	7,613	8,823
01-A1 6.703%, 6/15/21	13,467	14,578

	PAR VALUE		VALUE
Industrials (continued)
Delta Air Lines Pass-Through-Trust
11-1, A 5.300%, 4/15/19	$15,293		$16,899
09-1, A 7.750%, 12/17/19	3,443		3,976
12-1A, 1A 4.750%, 5/7/20	26,242		28,407
Deluxe Corp. 7.000%, 3/15/19	7,490		8,164
Hd Supply, Inc. 8.125%, 4/15/19	2,935		3,331
Hellenic Railways Organization SA 5.460%, 1/30/14	7,900	EUR	9,114
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(5)	14,800		15,835
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570		9,470
NCL Corp. Ltd. 144A 5.000%, 2/15/18(4)	740		758
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	12,069		12,673
02-1, G2 6.264%, 11/20/21	20,609		21,845
Owens Corning, Inc. 6.500%, 12/1/16	2,262		2,547
Rexel SA 144A 5.250%, 6/15/20(4)	15,970		16,249
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	12,830		14,241
144A 8.375%, 6/15/19(4)	7,770		8,654
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	7,845		8,159
Spirit Aerosystems, Inc. 7.500%, 10/1/17	6,330		6,757
Toledo Edison Co. (The) 7.250%, 5/1/20	1,360		1,747

See Notes to Financial Statements

22

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Transnet SOC Ltd. 144A 4.500%, 2/10/16(4)	$9,000	$9,455
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	5,108	5,415
98-1B 7.350%, 1/30/18	11,957	12,226
01-1G 7.076%, 3/20/21	25,415	27,448
11-1 A 7.125%, 10/22/23	7,845	9,002
12-1A 5.900%, 10/1/24	11,500	12,851
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	27,534	31,939
07-01A 6.636%, 7/2/22	11,434	12,420
Zoetis, Inc. 144A 1.875%, 2/1/18(4)	1,975	1,989

		442,230

Information Technology—0.8%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	2,935	2,884
Ceridian Corp. 144A 11.000%, 3/15/21(4)	280	302
Digicel Ltd. 144A 8.250%, 9/1/17(4)	7,886	8,418
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	17,280
EarthLink, Inc. 8.875%, 5/15/19	5,100	5,176
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,345
First Data Corp. 11.250%, 3/31/16	11,765	11,883
MDC-GMTN B.V. 144A 3.750%, 4/20/16(4)	4,000	4,222
NXP BV (NXP Funding LLC) 144A 5.750%, 2/15/21(4)	1,740	1,814

	PAR VALUE	VALUE
Information Technology (continued)
Tech Data Corp. 3.750%, 9/21/17	$790	$823
Xerox Corp. 4.250%, 2/15/15	4,000	4,213

		64,360

Materials—2.2%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	9,332
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	8,145	8,949
Calumet Specialty Products Partners LP 9.375%, 5/1/19	8,441	9,496
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	9,754	11,388
CRH America, Inc.
4.125%, 1/15/16	4,000	4,229
8.125%, 7/15/18	4,770	5,931
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(6)	11,920	12,158
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(4)	2,485	2,566
144A 8.250%, 11/1/19(4)	8,600	9,320
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	1,950	2,222
Huntsman International LLC 144A 4.875%, 11/15/20(4)	3,910	3,954
International Paper Co. 9.375%, 5/15/19	5,330	7,329
JMC Steel Group 144A 8.250%, 3/15/18(4)	6,030	6,422

See Notes to Financial Statements

23

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Libbey Glass, Inc. 6.875%, 5/15/20	$8,135	$8,816
Methanex Corp. 3.250%, 12/15/19	10,800	10,900
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	16,010	16,490
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	2,355	2,591
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(6)	5,975	6,528
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(4)	10,000	10,430
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	10,840	10,556
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	13,090	15,446

		175,053

Telecommunication Services—1.9%
America Movil SAB de CV 2.375%, 9/8/16	11,000	11,316
CenturyLink, Inc. 6.000%, 4/1/17	10,050	10,883
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	4,925	5,232
144A 3.214%, 8/15/15(4)	4,950	5,165
144A 5.495%, 1/15/17(4)	5,915	6,773
Equinix, Inc. 4.875%, 4/1/20	8,062	8,163
France Telecom SA 2.750%, 9/14/16	1,000	1,045
Frontier Communications Corp. 7.125%, 3/15/19	12,200	13,237

	PAR VALUE	VALUE
Telecommunication Services (continued)
GTP Acquisition Partners I LLC 144A 4.347%, 6/15/16(4)	$3,000	$3,186
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	8,000	8,160
SBA Tower Trust
144A 4.254%, 4/15/15(4)	13,535	14,322
144A 2.933%, 12/15/17(4)	13,275	13,870
Sprint Nextel Corp. 6.000%, 12/1/16	14,550	15,823
Telefonica Emisiones SAU 6.421%, 6/20/16	7,500	8,319
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(4)	6,425	6,842
144A 7.250%, 2/15/18(4)	7,000	7,324
Windstream Corp. 7.750%, 10/15/20	12,125	13,216

		152,876

Utilities—0.9%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	13,930	14,007
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	5,670	6,067
6.750%, 5/20/20	4,000	4,370
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	10,875	12,397
Enel Finance International N.V. 144A 3.875%, 10/7/14(4)	2,000	2,056
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,613
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,124

See Notes to Financial Statements

24

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Utilities (continued)
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	$1,000	$1,043
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(4)	9,800	10,266
NRG Energy, Inc.
7.625%, 1/15/18	1,485	1,696
8.500%, 6/15/19	6,050	6,670
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,805
TransAlta Corp. 4.750%, 1/15/15	2,220	2,343

		72,457
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $2,725,184)		2,859,978
LOAN AGREEMENTS(3)—15.9%
Consumer Discretionary—3.7%
Acosta, Inc. Tranche D, 5.000%, 3/2/18	7,980	8,107
Acquisitions Cogeco Cable II L.P. (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B, 0.000%, 12/2/19(12)	4,070	4,135
Advantage Sales & Marketing First Lien, 4.250%, 12/18/17	2,459	2,491
Allison Transmission, Inc. Tranche B-3 4.250%, 8/23/19	7,716	7,840
Boyd Gaming Corp. 5.000%, 12/17/15	4,688	4,756
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	5,935	6,070

	PAR VALUE		VALUE
Consumer Discretionary (continued)
Tranche B-6, 5.454%, 1/28/18	$10,226		$9,502
Charter Communications Operating LLC
Tranche C, 3.450%, 9/6/16	760		766
Tranche D, 4.000%, 5/15/19	4,950		5,004
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	8,253		8,419
Cumulus Media Holdings, Inc. First Lien, 4.500%, 9/17/18	9,867		10,019
Entercom Radio LLC Tranche B, 5.333%, 11/23/18	5,573		5,683
Estado de Santa Catarina 0.000%, 12/27/22(12)	15,000		15,982
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) First Lien, 6.500%, 7/29/17	4,808		4,882
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	3,196	CAD	3,152
Getty Images, Inc. 4.750%, 10/18/19	6,384		6,481
HD Supply, Inc. 4.500%, 10/12/17	11,811		11,948
Hostess Brands Acquisition LLC 0.000%, 3/21/20(12)	5,251		5,382
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	4,679		4,737
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 0.000%, 4/24/18(12)	10,776		10,884

See Notes to Financial Statements

25

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Discretionary (continued)
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	$729	$739
MGM Resorts International (MGM Grand Detroit LLC)
Tranche A, 3.836%, 12/20/17	2,993	3,003
Tranche B, 4.250%, 12/20/19	1,804	1,837
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Tranche B, 4.250%, 6/29/18	7,333	7,427
Neiman Marcus Group, Inc. (The) 4.000%, 5/16/18	5,402	5,458
Nine Entertainment Group Ltd. (fPBL Media Group Limited) Tranche B, 0.000%, 2/5/20(12)	14,265	14,336
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	1,066	1,071
Penn National Gaming, Inc. Tranche B, 0.000%, 7/16/18(12)	12,175	12,299
Pilot Travel Centers LLC
Refinancing Tranche B, 3.750%, 3/30/18	3,175	3,216
First Amendment Tranche B, 4.250%, 8/7/19	416	422
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	3,395	3,435
Radio One, Inc. 7.500%, 3/31/16	1,889	1,941

	PAR VALUE	VALUE
Consumer Discretionary (continued)
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	$3,990	$4,039
Tranche B, 4.460%, 1/31/17	4,221	4,269
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	5,128	5,205
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,248	2,271
SRAM LLC First Lien, 5.750%, 6/7/18	2,165	2,171
Station Casinos LLC 0.000%, 3/2/20(12)	12,568	12,735
TCW Group 0.000%, 2/6/20(12)	6,362	6,452
TI Group Auto Systems LLC 0.000%, 3/28/19(12)	6,695	6,762
Tribune Co. Tranche B, 4.000%, 12/31/19	4,601	4,654
Virgin Media Investment Holdings Ltd. 0.000%, 2/15/20(12)	16,968	16,921
VWR Funding, Inc.
Tranche B-1, 4.204%, 4/3/17	831	841
4.454%, 4/3/17	3,186	3,226
WideOpenWest Finance LLC
0.000%, 7/17/17(12)	1,213	1,225
0.000%, 7/17/18(12)	9,131	9,244
0.000%, 4/1/19(12)	8,891	8,993
WMG Acqusition Corp. 5.250%, 11/1/18	5,096	5,184
Zuffa LLC 0.000%, 2/25/20(12)	10,991	11,156

		296,772

See Notes to Financial Statements

26

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Consumer Staples—0.9%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	$212	$216
American Rock Salt Co. LLC 5.500%, 4/25/17	10,732	10,753
Aramark Corp. Tranche D, 0.000%, 8/22/19(12)	10,099	10,211
Del Monte Foods Co. 0.000%, 3/8/18(12)	18,827	19,029
Heinz (H.J.) Co.
Tranche B1, 0.000%, 3/27/19(12)	5,705	5,737
Tranche B2, 0.000%, 3/27/19(12)	5,704	5,760
Pinnacle Foods Finance LLC
Tranche F, 4.750%, 10/17/18	7,067	7,158
Tranche E, 4.750%, 10/17/18	2,168	2,195
Reynolds Group Holdings, Inc. 4.750%, 9/28/18	6,115	6,213
Rite Aid Corp.
Tranche 6, 0.000%, 2/21/20(12)	7,000	7,093
Tranche 1, Second Lien 5.750%, 8/21/20	720	748

		75,113

Energy—0.8%
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	3,283	3,357
Chesapeake Energy Corp. 5.750%, 12/2/17	19,495	20,126
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,891	1,935

	PAR VALUE	VALUE
Energy (continued)
EP Energy LLC (Everest Acquisition LLC)
Tranche B-1, 5.000%, 5/24/18	$6,150	$6,240
Tranche B-2, 4.500%, 4/30/19	2,047	2,077
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	11,340	10,772
Gibson Energy ULC Tranche B, 4.750%, 6/15/18	3,819	3,879
NGPL Pipeco LLC 6.750%, 9/15/17	6,335	6,438
Plains Exploration & Production Co. 4.000%, 11/30/19	2,834	2,841
Samson Investment Co. Second Lien, 6.000%, 9/25/18	8,366	8,479

		66,144

Financials—1.8%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	9,975	10,125
Asurion LLC (Asurion Corp.) 4.500%, 5/24/19	10,352	10,480
Capital Automotive LP Tranche B, 0.000%, 3/11/17(12)	4,822	4,854
iPayment, Inc . 5.750%, 5/8/17	6,546	6,587
iStar Financial, Inc.
Tranche A-2, 7.000%,3/19/17	4,000	4,274
4.500%, 10/15/17	15,073	15,237
MIP Delaware LLC Tranche B-1, 0.000%, 3/9/20(12)	7,952	8,025

See Notes to Financial Statements

27

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Financials (continued)
Nuveen Investments, Inc.
Tranche A, First Lien 6.204%, 5/13/17	$9,700	$9,903
Second Lien, 8.250%, 2/28/19	6,981	7,127
Ocwen Financial Corp. 5.000%, 2/15/18	6,159	6,276
Realogy Corp.
Extended LOC, 4.400%, 10/10/16	745	756
Tranche B, 4.500%, 3/5/20	18,052	18,331
RPI Finance Trust 4.000%, 11/9/18	11,047	11,171
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	9,025	9,095
Trans Union LLC 0.000%, 2/8/19(12)	2,801	2,844
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	17,860	18,205

		143,290

Health Care—2.2%
Alere, Inc. Tranche B-2, 4.750%, 6/30/17	4,950	5,000
Alere, Inc. (IM US Holdings LLC)
Tranche B-1, 4.750%, 6/30/17	2,466	2,491
Tranche B, 5.500%, 6/30/17	1,333	1,347
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,463	9,504

	PAR VALUE	VALUE
Health Care (continued)
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	$3,055	$3,087
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	4,361	4,448
Capsugel Holdings U.S., Inc. 4.750%, 8/1/18	2,787	2,838
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 4.250%, 9/15/17	3,687	3,726
ConvaTec, Inc. 5.000%, 12/22/16	1,433	1,461
DaVita, Inc. (DaVita, Inc.) Tranche B-2 4.000%, 11/1/19	10,757	10,886
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	2,467	2,504
Health Management Associates, Inc. Tranche B, 0.000%, 11/16/18(12)	8,528	8,621
Hologic, Inc. Tranche B, 4.500%, 8/1/19	14,428	14,646
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,848	5,936
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	8,750	8,714
Kinetic Concepts, Inc.
Tranche C-2, 5.000%, 11/4/16	6,771	6,874
Tranche C-1, 5.500%, 5/4/18	592	604
Multiplan, Inc. Tranche B-1, 4.000%, 8/26/17	6,647	6,731

See Notes to Financial Statements

28

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Health Care (continued)
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	$2,334	$2,367
Par Pharmaceutical Cos, Inc. (Par Pharmaceutical, Inc.) Tranche B-1, 4.250%, 9/30/19	10,799	10,928
Quintiles Transnational Corp. Tranche B-2, 0.000%, 6/8/18(12)	4,429	4,494
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	4,450	4,482
Sheridan Holdings, Inc. 4.500%, 6/29/18	8,610	8,692
Surgery Center Holdings, Inc. 0.000%, 2/6/17(12)	4,048	4,058
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	2,742	2,790
United Surgical Partners International, Inc. Tranche B, 0.000%, 4/3/19(12)	3,817	3,849
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	1,934	1,960
Valeant Pharmaceuticals International, Inc.
Tranche D-1, 3.500%, 2/13/19	14,268	14,457
Tranche C-1, 3.500%, 12/11/19	3,940	3,991
Vanguard Health Holding Company II LLC (Vanguard Health System, Inc.) Tranche B, 0.000%, 1/29/16(12)	5,328	5,403

	PAR VALUE	VALUE

Health Care (continued)
Warner Chilcott Co. LLC Tranche B-2, 4.250%, 3/15/18	$1,170	$1,191
Warner Chilcott Corp.
Tranche B-1, 4.250%, 3/15/18	1,438	1,463
Tranche B-1, 4.250%, 3/15/18	3,302	3,361
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	2,602	2,649

		175,553

Industrials—1.9%
ADS Waste Holdings Tranche B, 0.000%, 10/9/19(12)	14,872	15,059
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	1,868	1,890
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	10,520	10,603
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1, First Lien, 6.250%, 10/23/18	7,783	7,874
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	5,774	5,885
Brock Holdings Ill, Inc. First Lien, 6.375%, 3/16/17	1,491	1,510
Ceridian Corp. Extended, 5.953%, 5/9/17	13,415	13,677
CHG Buyer Corp. First Lien, 5.000%, 11/19/19	10,121	10,272

See Notes to Financial Statements

29

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Industrials (continued)
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	$6,444	$6,561
DigitalGlobe, Inc. 3.750%, 1/31/20	839	852
Edwards Ltd. 0.000%, 3/26/20(12)	8,100	8,140
Emergency Medical Services Corp. 4.000%, 5/25/18	6,782	6,869
Garda Security Group, Inc. Tranche B 4.500%, 11/13/19	4,239	4,300
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	5,539	5,489
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	5,258	5,328
McJunkin Red Man Corp. 6.250%, 11/8/19	7,019	7,128
Mirror Bidco, Inc. 5.250%, 12/28/19	4,364	4,419
Sequa Corp. 5.250%, 6/19/17	5,237	5,332
Spirit Aerosystems, Inc. Tranche B 3.750%, 4/18/19	13,860	14,029
Swift Transportation Co. LLC Tranche B-2, 5.000%, 12/21/17	815	826
Terex Corp. 4.500%, 4/28/17	6,304	6,430
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	9,417	9,500

	PAR VALUE	VALUE

Industrials (continued)
WireCo Worldgroup, Inc. 6.000%, 2/15/17	$2,502	$2,537

		154,510

Information Technology—2.5%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	1,444	1,468
7.250%, 1/30/19	15,893	16,162
Avaya, Inc.
Tranche B-3, 4.788%, 10/26/17	3,042	2,879
Tranche B-5, 8.000%, 3/31/18	2,517	2,537
Blue Coat Systems, Inc. 5.750%, 2/15/18	6,533	6,602
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(12)	5,930	6,009
CDW LLC (CDW Corp.) Extended, 4.000%, 7/15/17	6,625	6,664
Commscope, Inc. Tranche 2, 3.750%, 1/14/18	1,686	1,706
Deltek, Inc. First Lien, 5.000%, 10/10/18	9,601	9,693
DynCorp International, Inc. 6.250%, 7/7/16	5,886	5,942
Eze Castle Software, Inc. 0.000%, 3/31/19(12)	609	619
First Data Corp.
Tranche B, 5.204%, 3/24/17	7,935	8,016
5.204%, 3/24/17	6,045	6,106
5.204%, 3/23/18	14,000	13,976
Freescale Seminconductor, Inc.
0.000%, 12/1/16(12)	2,000	2,020
Tranche B-1 0.000%, 3/1/20(12)	10,853	10,911

See Notes to Financial Statements

30

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Information Technology (continued)
Genpact Ltd. 4.250%, 8/30/19	$2,438	$2,477
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	7,915	8,011
Infor (US), Inc. (Lawson Software, Inc.) Tranche B-2 5.250%, 4/5/18	8,223	8,367
Interactive Data Corp. 0.000%, 2/11/18(12)	5,279	5,347
Moneygram International, Inc. 0.000%, 3/28/20(12)	4,685	4,735
Mood Media Corp. First Lien, 7.000%, 5/6/18	2,735	2,754
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	9,787	9,919
NuSil Technology LLC 5.000%, 4/7/17	1,035	1,044
Presidio, Inc. 5.750%, 3/31/17	11,223	11,349
Riverbed Technology, Inc. 4.000%, 12/18/19	3,972	4,019
RP Crown Parent LLC First Lien 6.750%, 12/21/18	3,325	3,396
Scitor Corp. 5.000%, 2/15/17	742	746
Sophia LP Tranche B, 4.500%, 7/19/18	6,599	6,703
Spansion LLC 0.000%, 12/13/18(12)	4,242	4,299
SRA International, Inc. 6.500%, 7/20/18	6,905	6,905
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	3,348	3,395

	PAR VALUE	VALUE

Information Technology (continued)
SunGard Data Systems, Inc. (Solar Capital Corp.)
Tranche E, 0.000%, 3/8/20(12)	$3,379	$3,419
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	6,539	6,625

		194,820

Materials—1.0%
Ameriforge Group, Inc. First Lien, 6.000%, 12/19/19	2,803	2,846
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	2,316	2,322
AZ Chem US, Inc. 6.250%, 12/22/17	5,196	5,293
Berry Plastics Group, Inc. Tranche D, 3.500%, 2/10/20	5,953	5,950
CPG International I, Inc. 5.750%, 9/21/19	2,651	2,680
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 4.750%, 2/1/20	3,020	3,065
Fortescue Metals Group Ltd. 5.250%, 10/18/17	7,034	7,130
General Chemical Corp. Tranche B, 5.375%, 10/6/15	4,653	4,689
Houghton International, Inc. Holding Corp. First Lien, 5.000%, 12/20/19	14,434	14,682
Huntsman International LLC Extended Tranche B, 2.743%, 4/19/17	8,065	8,136
Ineos US Finance LLC 6.500%, 5/4/18	8,925	9,091

See Notes to Financial Statements

31

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS (continued)
Materials (continued)
JMC Steel Group, Inc. 4.750%, 4/1/17	$627	$635
Kronos, Inc. First Lien, 4.500%, 10/30/19	3,142	3,192
Novelis, Inc. 0.000%, 3/10/17(12)	2,794	2,837
QS0001 Corp. (Tomkins Air) First Lien, 0.000%, 11/9/18(12)	3,864	3,927
Tronox, Inc. 0.000%, 3/19/20(12)	3,985	4,049

		80,524

Telecommunication Services—0.7%
Cricket Communications, Inc. 0.000%, 3/8/20(12)	15,400	15,514
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.)
3.205%, 2/1/14	2,335	2,337
Tranche B-1, 4.500%, 4/2/18	13,431	13,648
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	1,426	1,449
Tranche B-II 2019, 4.750%, 8/1/19	9,850	9,983
Tranche B 2019, 5.250%, 8/1/19	6,319	6,416
West Corp. 4.250%, 6/30/18	6,363	6,478
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,686	3,730

		59,555

Utilities—0.4%
Calpine Corp. 4.000%, 10/9/19	6,716	6,818
NRG Energy, Inc. 0.000%, 7/1/18(12)	4,421	4,487

	PAR VALUE	VALUE

Utilities (continued)
Silver II Borrower SCA 0.000%, 12/13/19(12)	$13,211	$13,339
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.747%, 10/10/17	5,925	4,215

		28,859
TOTAL LOAN AGREEMENTS
(Identified Cost $1,256,205)		1,275,140

	SHARES
PREFERRED STOCK—0.5%
Financials—0.5%
Ally Financial, Inc. 144A 7.000%(4)	702	694
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	5,835,000	5,135
Banco do Brasil S.A. 144A 8.500%(3)(4)	700,000	836
JPMorgan Chase & Co.(3)	3,360,000	3,862
Wells Fargo & Co.(3)	16,155,000	18,639
Zions Bancorp, Series C, ADR 9.500%	251,925	6,512
TOTAL PREFERRED STOCK
(Identified Cost $34,430)		35,678
COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.(2)	26,344	1,146

Materials—0.0%
Catalyst Paper Corp.(2)	133,375	307
Catalyst Paper Corp.	2,284,459	1,827

		2,134
TOTAL COMMON STOCKS
(Identified Cost $4,782)		3,280
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified cost $7,730,119)		7,996,908

See Notes to Financial Statements

32

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Funds—2.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	229,236,226	$229,236
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $229,236)		229,236
TOTAL INVESTMENTS—102.2% (Identified Cost $7,959,355)		8,226,144	(1)
Other assets and liabilities, net—(2.2)%		(174,032)

NET ASSETS—100.0%		$8,052,112

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $2,519,147 or 31.3% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(11)	Illiquid security.
(12)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.

See Notes to Financial Statements

33

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Rubble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	71%
Luxembourg	3
Brazil	2
Canada	2
South Korea	2
Turkey	2
Venezuela	2
Other	16
Total	100%
† % of total investments as of March 31, 2013

KEY INVESTMENT TERMS:

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind Security)

A bond which pays some or all interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

See Notes to Financial Statements

34

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (see Security Valuation Note 2A in the Notes to Financial Statements):

Investments in Securities:	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,135,264	$—	$1,106,689	$28,575
Corporate Bonds And Notes	2,859,978	—	2,859,978	—
Foreign Government Securities	846,640	—	846,640	—
Loan Agreements	1,275,140	—	1,259,158	15,982
Mortgage-Backed Securities	1,804,243	—	1,804,243	—
Municipal Bonds	10,986	—	10,986	—
U.S. Government Securities	25,699	—	25,699	—
Equity Securities:
Preferred Stock	35,678	6,512	29,166	—
Common Stocks	3,280	1,146	1,827	307
Short-term Investments	229,236	229,236	—	—

Total Investments	$8,226,144	$236,894	$7,944,386	$44,864

There were no transfers between Level 1 and Level 2 during the period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks
Investments in Securities
Balance as of September 30, 2012:	$133	$—	$21	$—	$112
Accrued discount/(premium)	(15)	7	—	(22)	—
Realized gain (loss)	(942)	(1)	(941)		—
Change in unrealized appreciation/(depreciation)	499	(270)	921	(346)	194
Purchases	45,255	28,904	—	16,350	1
Sales(b)	(66)	(65)	(1)		—
Transfers into Level 3 (a)	—	—	—		—
Transfers from Level 3 (a)	—	—	—		—

Balance as of March 31, 2013	$44,864	$28,575	$0 (c)	$15,982	$307

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security currently priced at zero $0. See the last paragraph under “Note 2A Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

See Notes to Financial Statements

35

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$8,226,144
Foreign currency at value(2)	891
Cash	8,686
Receivables
Investment securities sold	43,031
Fund shares sold	62,745
Dividends and interest receivable	70,250
Prepaid trustee retainer	48
Prepaid expenses	285

Total assets	8,412,080

Liabilities
Payables
Fund shares repurchased	28,493
Investment securities purchased	320,072
Dividend distributions	3,492
Investment advisory fee	3,141
Distribution and service fees	2,013
Administration fee	867
Transfer agent fees and expenses	1,461
Trustees’ fee and expenses	12
Professional fee	33
Other accrued expenses	384

Total liabilities	359,968

Net Assets	$8,052,112

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,829,665
Accumulated undistributed net investment income (loss)	(351)
Accumulated undistributed net realized gain (loss)	(43,917)
Net unrealized appreciation (depreciation) on investments	266,715

Net Assets	$8,052,112

Class A
Net asset value (net assets/shares outstanding) per share	$4.96
Maximum offering price per share NAV/(1-2.25%)	$5.07
Shares of beneficial interest outstanding, no par value, unlimited authorization	708,294,241
Net Assets	$3,511,732
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$4.93
Shares of beneficial interest outstanding, no par value, unlimited authorization	576,668
Net Assets	$2,843
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$5.01
Shares of beneficial interest outstanding, no par value, unlimited authorization	305,380,269
Net Assets	$1,531,245
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$5.00
Shares of beneficial interest outstanding, no par value, unlimited authorization	152,726,324
Net Assets	$763,879
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.96
Shares of beneficial interest outstanding, no par value, unlimited authorization	451,762,406
Net Assets	$2,242,413

(1) Investment in securities at cost	$7,959,355

(2) Foreign currency at cost	$891

See Notes to Financial Statements

36

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Investment Income
Interest	$169,970
Dividends	246
Foreign taxes withheld	(67)

Total investment income	170,149

Expenses
Investment advisory fees	16,784
Service fees, Class A	4,071
Distribution and service fees, Class B	12
Distribution and service fees, Class C	3,182
Distribution and service fees, Class T	3,664
Administration fees	4,587
Transfer agent fee and expenses	3,662
Registration fees	227
Printing fees and expenses	161
Trustees’ fee and expenses	155
Custodian fees	119
Professional fees	57
Miscellaneous expenses	362

Total expenses	37,043

Net investment income (loss)	133,106

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	11,312
Net realized gain (loss) on foreign currency transactions	(710)
Capital gain distributions from underlying funds	— (1)
Net change in unrealized appreciation (depreciation) on investments	19,543
Net change in unrealized appreciation (depreciation) on foreign currency translation	(198)

Net gain (loss) on investments	29,947

Net increase (decrease) in net assets resulting from operations	$163,053

(1)	Amount is less than $500.

See Notes to Financial Statements

37

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$133,106	$223,198
Net realized gain (loss)	10,602	43,775
Net change in unrealized appreciation (depreciation)	19,345	252,207

Increase (decrease) in net assets resulting from operations	163,053	519,180

From Distributions to Shareholders
Net investment income, Class A	(61,959)	(117,018)
Net investment income, Class B	(53)	(178)
Net investment income, Class C	(22,192)	(31,198)
Net investment income, Class T	(11,086)	(22,443)
Net investment income, Class I	(37,648)	(59,595)

Decrease in net assets from distributions to shareholders	(132,938)	(230,432)

From Share Transactions
Sale of shares
Class A (187,484 and 243,732 shares, respectively)	929,152	1,174,129
Class B (9 and 55 shares, respectively)	45	263
Class C (130,691 and 124,342 shares, respectively)	654,895	608,471
Class T (20,818 and 45,372 shares, respectively)	104,027	220,411
Class I (183,345 and 211,432 shares, respectively)	910,057	1,017,729

Reinvestment of distributions
Class A (11,796 and 22,479 shares, respectively)	58,445	108,432
Class B (10 and 33 shares, respectively)	50	157
Class C (4,221 and 5,808 shares, respectively)	21,126	28,350
Class T (1,469 and 2,957 shares, respectively)	7,337	14,392
Class I (5,146 and 7,492 shares, respectively)	25,499	36,212

Shares repurchased
Class A (106,515 and 178,092 shares, respectively)	(527,941)	(852,783)
Class B (174 and 551 shares, respectively)	(857)	(2,626)
Class C (43,404 and 46,855 shares, respectively)	(217,470)	(227,897)
Class T (11,003 and 19,463 shares, respectively)	(55,050)	(94,472)
Class I (61,959 and 86,490 shares, respectively)	(307,459)	(416,145)

Increase (decrease) in net assets from share transactions	1,601,856	1,614,623

Net increase (decrease) in net assets	1,631,971	1,903,371

Net Assets
Beginning of period	6,420,141	4,516,770

End of period	$8,052,112	$6,420,141

Accumulated undistributed net investment income (loss) at end of period	$(351)	$(519)

See Notes to Financial Statements

38

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End Period	Total Return(1)		Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(6)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/12 to 3/31/13(7)	$4.94	0.09	0.02	0.11	(0.09)	(0.09)	0.02	$4.96	2.33	%(4)	$3,511,732	0.98	%(3)	3.79	%(3)	23	%(4)
10/1/11 to 9/30/12	4.67	0.21	0.27	0.48	(0.21)	(0.21)	0.27	4.94	10.58		3,038,093	1.01		4.31		52
10/1/10 to 9/30/11	4.80	0.22	(0.12)	0.10	(0.23)	(0.23)	(0.13)	4.67	2.02		2,463,360	1.05		4.59		35
10/1/09 to 9/30/10	4.54	0.25	0.26	0.51	(0.25)	(0.25)	0.26	4.80	11.65		1,897,491	1.07		5.31		49
10/1/08 to 9/30/09	4.21	0.24	0.35	0.59	(0.26)	(0.26)	0.33	4.54	14.91		1,433,927	1.12		5.93		88
10/1/07 to 9/30/08	4.70	0.25	(0.48)	(0.23)	(0.26)	(0.26)	(0.49)	4.21	(5.07)		1,377,371	1.08		5.54		83
Class B
10/1/12 to 3/31/13(7)	$4.91	0.08	0.02	0.10	(0.08)	(0.08)	0.02	$4.93	2.09	%(4)	$2,843	1.48	%(3)	3.29	%(3)	23	%(4)
10/1/11 to 9/30/12	4.65	0.18	0.27	0.45	(0.19)	(0.19)	0.26	4.91	9.87		3,590	1.51		3.86		52
10/1/10 to 9/30/11	4.78	0.20	(0.12)	0.08	(0.21)	(0.21)	(0.13)	4.65	1.53		5,550	1.55		4.10		35
10/1/09 to 9/30/10	4.52	0.23	0.26	0.49	(0.23)	(0.23)	0.26	4.78	11.16		9,435	1.56		4.86		49
10/1/08 to 9/30/09	4.19	0.22	0.35	0.57	(0.24)	(0.24)	0.33	4.52	14.41		12,753	1.62		5.47		88
10/1/07 to 9/30/08	4.68	0.23	(0.48)	(0.25)	(0.24)	(0.24)	(0.49)	4.19	(5.57)		15,919	1.57		5.03		83
Class C
10/1/12 to 3/31/13(7)	$4.99	0.09	0.02	0.11	(0.09)	(0.09)	0.02	$5.01	2.18	%(4)	$1,531,245	1.23	%(3)	3.54	%(3)	23	%(4)
10/1/11 to 9/30/12	4.72	0.20	0.27	0.47	(0.20)	(0.20)	0.27	4.99	10.19		1,067,276	1.27		4.04		52
10/1/10 to 9/30/11	4.85	0.21	(0.12)	0.09	(0.22)	(0.22)	(0.13)	4.72	1.75		616,170	1.30		4.33		35
10/1/09 to 9/30/10	4.58	0.24	0.27	0.51	(0.24)	(0.24)	0.27	4.85	11.49		471,332	1.32		5.04		49
10/1/08 to 9/30/09	4.24	0.23	0.36	0.59	(0.25)	(0.25)	0.34	4.58	14.75		241,339	1.36		5.63		88
10/1/07 to 9/30/08	4.73	0.24	(0.48)	(0.24)	(0.25)	(0.25)	(0.49)	4.24	(5.28)		161,770	1.33		5.28		83
Class T
10/1/12 to 3/31/13(7)	$4.98	0.08	0.02	0.10	(0.08)	(0.08)	0.02	$5.00	1.93	%(4)	$763,879	1.73	%(3)	3.04	%(3)	23	%(4)
10/1/11 to 9/30/12	4.71	0.17	0.28	0.45	(0.18)	(0.18)	0.27	4.98	9.67		704,225	1.76		3.56		52
10/1/10 to 9/30/11	4.84	0.19	(0.13)	0.06	(0.19)	(0.19)	(0.13)	4.71	1.24		530,162	1.80		3.84		35
10/1/09 to 9/30/10	4.57	0.21	0.28	0.49	(0.22)	(0.22)	0.27	4.84	10.96		394,183	1.82		4.54		49
10/1/08 to 9/30/09	4.23	0.21	0.36	0.57	(0.23)	(0.23)	0.34	4.57	14.21		219,501	1.86		5.11		88
10/1/07 to 9/30/08	4.72	0.22	(0.48)	(0.26)	(0.23)	(0.23)	(0.49)	4.23	(5.78)		141,131	1.83		4.79		83
Class I
10/1/12 to 3/31/13(7)	$4.94	0.10	0.02	0.12	(0.10)	(0.10)	0.02	$4.96	2.46	%(4)	$2,242,413	0.73	%(3)	4.04	%(3)	23	%(4)
10/1/11 to 9/30/12	4.68	0.22	0.27	0.49	(0.23)	(0.23)	0.26	4.94	10.62		1,606,957	0.77		4.55		52
10/1/10 to 9/30/11	4.81	0.23	(0.12)	0.11	(0.24)	(0.24)	(0.13)	4.68	2.28		901,528	0.80		4.83		35
10/1/09 to 9/30/10	4.54	0.26	0.28	0.54	(0.27)	(0.27)	0.27	4.81	12.16		468,264	0.83		5.51		49
10/1/08 to 9/30/09	4.21	0.28	0.32	0.60	(0.27)	(0.27)	0.33	4.54	15.20		20,553	1.03		6.47		88
6/6/08(5) to 9/30/08	4.53	0.08	(0.31)	(0.23)	(0.09)	(0.09)	(0.32)	4.21	(5.11	)(4)	95	0.89	(3)	5.85	(3)	83	(4)

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Inception date.
(6)	The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(7)	Unaudited.

See Notes to Financial Statements

39

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

40

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix

41

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

42

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of a fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

43

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

H.	Loan Agreements

The Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

Currently, the Fund only holds assignment loans.

I.	Credit-linked Notes

The Fund may invest in credit-linked notes, which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit-linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.55% of the first $1 billion; 0.50% of $1 billion to $2 billion; 0.45% of $2+ billion.

B.	Subadviser

The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund.

C.	Expense Limitations

The Adviser has voluntarily agreed to limit the Fund’s total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and

44

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

expenses, if any) so that such expenses do not exceed, on an annualized basis the following percentages of the Fund’s average net asset values: 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85% for Class T shares and 0.85% for Class I shares. The Adviser may discontinue these voluntary expense caps at any time. The Fund is currently below its expense cap.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund for the six-months (the “period”) ended March 31, 2013, it retained net commissions of $71 Class A shares and deferred sales charges of $88, $0, $0 and $52 for Class A shares, Class B shares, Class C shares and Class T shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily average net assets of each respective class, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and 1.00% for Class T shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Fund’s former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services, LLC an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors LLC served as the Administrator and Transfer Agent to the Fund. For the period of January 1, 2013 to March 31, 2013 Virtus Fund Services LLC, served as Administrator and Transfer Agent to the Fund.

For the period ended March 31, 2013, the Fund incurred administration fees from the Trust totaling $3,484 which are included in the Statement of Operations.

For the period ended March 31, 2013, the Fund incurred transfer agent fees from the Trust totaling $3,579 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following.

	Shares	Aggregate Net Asset Value
Class A Shares	26	—	(1)
Class C Shares	26,821	$134
Class I Shares	395,361	1,961

(1)	Amount less than $500.

45

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note 4. Purchases and Sales of Securities

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2013, were as follows:

Purchases	Sales
$3,114,403	$1,500,040

Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2013, were as follows:

Purchases	Sales
$39,936	$117,440

Note 5. 10% Shareholders

As of March 31, 2013, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
20%	1

The shareholder is not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or

46

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above not registered under the Securities Act of 1933 (the “1933 Act”), as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2013, the Fund did not hold any illiquid and restricted securities.

Note 8. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,960,640	$296,822	$(31,318)	$265,504

The Fund has capital loss carryovers available which may be used to offset future realized capital gains, through the indicated expiration dates shown below:

2018	Total
$53,778	$53,778

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

47

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note 10. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 11. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

48

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Multi-Sector Short Term Bond Fund (the “Fund”). At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s

49

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a

50

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2012.

The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those

51

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because such Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management and that fee waivers and/or expense caps were also in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

52

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

53

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (6/6/08)	Class T Since Inception (6/2/03)

Class A
Return Before Taxes	6.93%	6.30%	5.52%	—	—
Return After Taxes on Distributions	5.36%	4.36%	3.73%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	4.47%	4.21%	3.65%	—	—

Class B
Return Before Taxes	7.37%	6.24%	5.24%	—	—

Class C
Return Before Taxes	9.01%	6.49%	5.54%	—	—

Class I
Return Before Taxes	9.66%	—	—	7.76%	—

Class T
Return Before Taxes	8.49%	5.98%	—	—	4.65%
Barclays U.S. Aggregate Bond Index (reflects no deduction of fees, expenses or taxes)	4.22%	5.95%	5.18%	6.17%	4.99%
B of A Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index (reflects no deduction of fees, expenses or taxes)	4.90%	4.53%	4.23%	4.47%	3.99%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/MSSTBF AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-243-1574

Adviser Consulting Group1-800-243-4361

Telephone Orders1-800-367-5877

Text Telephone1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8024	05-13

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Real Estate Securities Fund*

March 31, 2013

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

*	Prospectus supplement applicable to the Fund appears at the back of this Semiannual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Real Estate Securities Fund

(“Real Estate Securities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

George R. Aylward

President, Virtus Mutual Funds

April 2013

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,076.80	1.40%	$7.25
Class B	1,000.00	1,073.10	2.15	11.11
Class C	1,000.00	1,072.90	2.15	11.11
Class I	1,000.00	1,078.30	1.15	5.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.86	1.40	7.07
Class B	1,000.00	1,014.08	2.15	10.85
Class C	1,000.00	1,014.08	2.15	10.85
Class I	1,000.00	1,019.12	1.15	5.81

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

ASSET ALLOCATIONS

The following table presents asset allocations within certain sectors as a percentage of total investments at March 31, 2013.
Regional Malls	21%
Apartments	17
Office	12
Health Care	10
Self Storage	10
Industrials	9
Shopping Centers	8
Other (includes short-term investments)	13

Total	100%

	SHARES	VALUE

COMMON STOCKS—97.7%
REAL ESTATE INVESTMENT TRUSTS—97.7%
DIVERSIFIED—2.7%
Digital Realty Trust, Inc.	265,503	$17,765
Vornado Realty Trust	243,047	20,328

		38,093

HEALTH CARE—9.8%
HCP, Inc.	531,971	26,524
Health Care REIT, Inc.	710,305	48,237
Ventas, Inc.	891,181	65,234

		139,995

INDUSTRIAL/OFFICE—21.1%
Industrial—8.8%
DCT Industrial Trust, Inc.	5,031,796	37,235
Eastgroup Properties, Inc.	122,300	7,118
Prologis, Inc.	2,032,225	81,248

		125,601

Office—12.3%
BioMed Realty Trust, Inc.	1,016,818	21,964
Boston Properties, Inc.	601,783	60,816
Kilroy Realty Corp.	993,856	52,078
SL Green Realty Corp.	462,991	39,868

		174,726

		300,327

	SHARES	VALUE

LODGING/RESORTS—6.2%
Host Hotels & Resorts, Inc.	3,431,552	$60,018
LaSalle Hotel Properties	923,174	23,430
Pebblebrook Hotel Trust	206,619	5,329

		88,777

RESIDENTIAL—18.8%
Apartments—17.3%
American Campus Communities, Inc.	512,016	23,215
AvalonBay Communities, Inc.	430,656	54,551
Camden Property Trust	582,600	40,013
Equity Residential	1,382,148	76,101
Essex Property Trust, Inc.	256,241	38,585
UDR, Inc.	603,905	14,608

		247,073

Manufactured Homes—1.5%
Equity Lifestyle Properties, Inc.	283,664	21,786

		268,859

RETAIL—29.3%
Regional Malls—21.2%
General Growth Properties, Inc.	2,059,475	40,942
Macerich Co. (The)	798,975	51,438

See Notes to Financial Statements

4

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Regional Malls (continued)
Simon Property Group, Inc.	1,027,091	$162,856
Taubman Centers, Inc.	597,880	46,431

		301,667

Shopping Centers—8.1%
DDR Corp.	1,556,926	27,121
Kimco Realty Corp.	1,154,275	25,856
Retail Opportunity Investments Corp.	269,000	3,769
Tanger Factory Outlet Centers	1,113,900	40,301
Weingarten Realty Investors	594,700	18,763

		115,810

		417,477

SELF STORAGE—9.8%
Extra Space Storage, Inc.	1,274,558	50,052
Public Storage	585,351	89,161

		139,213
TOTAL COMMON STOCKS (Identified Cost $832,840)		1,392,741
TOTAL LONG TERM INVESTMENTS—97.7%
(Identified cost $832,840)		1,392,741
SHORT-TERM INVESTMENTS—1.8%
Money Market Mutual Funds—1.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	25,573,496	25,573
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,573)		25,573
TOTAL INVESTMENTS—99.5% (Identified Cost $858,413)		1,418,314	(1)
Other assets and liabilities, net—0.5%		7,644

NET ASSETS—100.0%		$1,425,958

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 7 Federal Income Tax Information in the Notes to Financial Statements.

KEY INVESTMENT TERMS

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities
Common Stocks	$1,392,741	$1,392,741
Short-term Investments	25,573	25,573

Total Investments	$1,418,314	$1,418,314

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

5

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,418,314
Cash	1,459
Receivables
Investment securities sold	10,523
Fund shares sold	3,615
Dividends and interest receivable	3,821
Prepaid trustee retainer	9
Prepaid expenses	90

Total assets	1,437,831

Liabilities
Payables
Fund shares repurchased	1,654
Investment securities purchased	8,354
Investment advisory fee	878
Distribution and service fees	239
Administration fee	154
Transfer agent fees and expenses	529
Trustees’ fee and expenses	2
Professional fee	17
Other accrued expenses	46

Total liabilities	11,873

Net Assets	$1,425,958

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$889,845
Accumulated undistributed net investment income (loss)	3,887
Accumulated undistributed net realized gain (loss)	(27,675)
Net unrealized appreciation (depreciation) on investments	559,901

Net Assets	$1,425,958

Class A
Net asset value (net assets/shares outstanding) per share	$36.64
Maximum offering price per share NAV/(1-5.75%)	$38.88
Shares of beneficial interest outstanding, no par value, unlimited authorization	23,086,894
Net Assets	$845,946
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$36.14
Shares of beneficial interest outstanding, no par value, unlimited authorization	145,983
Net Assets	$5,275
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$36.57
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,860,620
Net Assets	$68,047
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$36.62
Shares of beneficial interest outstanding, no par value, unlimited authorization	13,836,253
Net Assets	$506,690

(1)Investment in securities at cost	$858,413

See Notes to Financial Statements

6

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$19,584

Total investment income	19,584

Expenses
Investment advisory fees	4,863
Service fees, Class A	998
Distribution and service fees, Class B	29
Distribution and service fees, Class C	316
Administration fees	848
Transfer agent fee and expenses	1,610
Custodian fees	11
Printing fees and expenses	73
Professional fees	19
Registration fees	71
Trustees’ fee and expenses	30
Miscellaneous expenses	39

Total expenses	8,907

Net investment income (loss)	10,677

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	35,955
Net change in unrealized appreciation (depreciation) on investments	52,320

Net gain (loss) on investments	88,275

Net increase (decrease) in net assets resulting from operations	$98,952

See Notes to Financial Statements

7

VIRTUS REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$10,677	$8,629
Net realized gain (loss)	35,955	36,859
Net change in unrealized appreciation (depreciation)	52,320	266,599

Increase (decrease) in net assets resulting from operations	98,952	312,087

From Distributions to Shareholders
Net investment income, Class A	(3,899)	(7,015)
Net investment income, Class B	(7)	(17)
Net investment income, Class C	(102)	(122)
Net investment income, Class I	(2,782)	(4,844)

Decrease in net assets from distributions to shareholders	(6,790)	(11,998)

From Share Transactions
Sale of shares
Class A (3,693 and 9,636 shares, respectively)	130,150	314,117
Class B (—(1) and 1 shares, respectively)	12	42
Class C (254 and 355 shares, respectively)	8,937	11,063
Class I (3,107 and 4,347 shares, respectively)	109,389	142,058

Reinvestment of distributions
Class A (103 and 198 shares, respectively)	3,656	6,493
Class B (—(1) and —(1) shares, respectively)	6	14
Class C (2 and 3 shares, respectively)	87	102
Class I (69 and 128 shares, respectively)	2,444	4,194

Shares repurchased
Class A (3,816 and 9,953 shares, respectively)	(133,122)	(319,749)
Class B (55 and 169 shares, respectively)	(1,890)	(5,317)
Class C (181 and 277 shares, respectively)	(6,307)	(8,823)
Class I (1,704 and 4,406 shares, respectively)	(59,567)	(143,728)

Increase (decrease) in net assets from share transactions	53,795	466

Net increase (decrease) in net assets	145,957	300,555

Net Assets
Beginning of period	1,280,001	979,446

End of period	$1,425,958	$1,280,001

Accumulated undistributed net investment income (loss) at end of period	$3,887	$—

(1)	Amount less than 500.

See Notes to Financial Statements

8

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
10/1/12 to 3/31/13(7)	$34.19	0.27	2.35	2.62	(0.17)	—	(0.17)	2.45	$36.64	7.68	%(6)	$845,946	1.40	%(5)	1.40	%(5)	1.57	%(5)	12	%(6)
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)	8.14	34.19	32.49		789,925	1.41		1.41		0.67		24
10/1/10 to 9/30/11	26.10	0.11	0.12	0.23	(0.28)	—	(0.28)	(0.05)	26.05	0.82		605,073	1.46		1.46		0.39		36
10/1/09 to 9/30/10	20.21	0.32	5.90	6.22	(0.33)	—	(0.33)	5.89	26.10	30.93		576,760	1.48		1.48		1.39		35
10/1/08 to 9/30/09	29.19	0.47	(8.99)	(8.52)	(0.46)	—	(0.46)	(8.98)	20.21	(28.61)		552,518	1.59		1.59		2.88		48
10/1/07 to 9/30/08	34.10	0.45	(3.88)	(3.43)	(0.47)	(1.01)	(1.48)	(4.91)	29.19	(9.94)		862,062	1.37	(3)	1.45		1.51		32
Class B
10/1/12 to 3/31/13(7)	$33.72	0.13	2.34	2.47	(0.05)	—	(0.05)	2.42	$36.14	7.31	%(6)	$5,275	2.15	%(5)	2.15	%(5)	0.76	%(5)	12	%(6)
10/1/11 to 9/30/12	25.71	0.02	8.06	8.08	(0.07)	—	(0.07)	8.01	33.72	31.49		6,761	2.16		2.16		0.07		24
10/1/10 to 9/30/11	25.76	(0.01)	0.03	0.02	(0.07)	—	(0.07)	(0.05)	25.71	0.03		9,461	2.21		2.21		(0.05)		36
10/1/09 to 9/30/10	19.95	0.16	5.81	5.97	(0.16)	—	(0.16)	5.81	25.76	30.01		16,595	2.23		2.23		0.70		35
10/1/08 to 9/30/09	28.85	0.35	(8.91)	(8.56)	(0.34)	—	(0.34)	(8.90)	19.95	(29.20)		17,648	2.34		2.34		2.16		48
10/1/07 to 9/30/08	33.72	0.22	(3.83)	(3.61)	(0.25)	(1.01)	(1.26)	(4.87)	28.85	(10.65)		35,376	2.12	(3)	2.20		0.76		32

See Notes to Financial Statements

9

VIRTUS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class C
10/1/12 to 3/31/13(7)	$34.14	0.14	2.35	2.49	(0.06)	—	(0.06)	2.43	$36.57	7.29	%(6)	$68,047	2.15	%(5)	2.15	%(5)	0.83	%(5)	12	%(6)
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)	8.12	34.14	31.48		60,941	2.16		2.16		(0.10)		24
10/1/10 to 9/30/11	26.06	(0.09)	0.12	0.03	(0.07)	—	(0.07)	(0.04)	26.02	0.08		44,853	2.21		2.21		(0.30)		36
10/1/09 to 9/30/10	20.19	0.15	5.88	6.03	(0.16)	—	(0.16)	5.87	26.06	29.95		46,722	2.23		2.23		0.65		35
10/1/08 to 9/30/09	29.17	0.35	(8.99)	(8.64)	(0.34)	—	(0.34)	(8.98)	20.19	(29.17)		41,818	2.34		2.34		2.12		48
10/1/07 to 9/30/08	34.07	0.23	(3.88)	(3.65)	(0.24)	(1.01)	(1.25)	(4.90)	29.17	(10.63)		71,278	2.12	(3)	2.20		0.76		32
Class I
10/1/12 to 3/31/13(7)	$34.16	0.32	2.35	2.67	(0.21)	—	(0.21)	2.46	$36.62	7.83	%(6)	$506,690	1.15	%(5)	1.15	%(5)	1.83	%(5)	12	%(6)
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)	8.13	34.16	32.80		422,374	1.16		1.16		0.93		24
10/1/10 to 9/30/11	26.08	0.19	0.12	0.31	(0.36)	—	(0.36)	(0.05)	26.03	1.08		320,059	1.21		1.21		0.65		36
10/1/09 to 9/30/10	20.19	0.38	5.90	6.28	(0.39)	—	(0.39)	5.89	26.08	31.27		306,740	1.23		1.23		1.63		35
10/1/08 to 9/30/09	29.17	0.49	(8.97)	(8.48)	(0.50)	—	(0.50)	(8.98)	20.19	(28.45)		206,474	1.32		1.32		3.00		48
10/1/07 to 9/30/08	34.08	0.62	(3.98)	(3.36)	(0.54)	(1.01)	(1.55)	(4.91)	29.17	(9.71)		106,159	1.12	(3)	1.20		2.11		32

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Blended net expense ratio.
(4)	The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(5)	Annualized.
(6)	Not annualized.
(7)	Unaudited.

See Notes to Financial Statements

10

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which the Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares for sale. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. (For information regarding Qualifying Transactions, refer to the Trust’s prospectus.)

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

11

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

A.	Security Valuation

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative

12

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions which would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

13

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.75% of 1st $1 billion; 0.70% $1+ billion through $2 billion and 0.65% $2+ billion.

B.	Subadviser

The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Fund.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares and has advised the Fund that for the six months (the “period”) ended March 31, 2013, it retained net commissions of $36 for Class A shares and deferred sales charges of $1, $1 and $3 for Class A shares, Class B shares and Class C shares respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the daily net assets of each respective class at the annual rates as follows: 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Fund’s former Administrator and Transfer Agent, assigned its rights and obligations

14

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services, LLC an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors LLC served as the Administrator and Transfer Agent to the Fund. For the period of January 1, 2013 to March 31, 2013 Virtus Fund Services LLC served as Administrator and Transfer Agent to the Fund.

For the period ended March 31, 2013, the Fund incurred administration fees from the Trust totaling $644 which are included in the Statement of Operations.

For the period ended March 31, 2013, the Fund incurred transfer agent fees from the Trust totaling $1,561 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Class I shares	633,414	$23,196

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2013, were as follows:

Purchases	Sales
$188,744	$152,192

There were no purchases or sales of long-term U.S. Government or agency securities.

Note 5. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 6. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

15

VIRTUS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note 7. Federal Income Tax Information

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$893,783	$524,531	$—	$524,531

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration date shown below:

2018	Total
$25,358	$25,358

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 8. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Real Estate Securities Fund (the “Fund”). At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s

17

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a

18

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended September 30, 2012.

The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10- year periods and underperformed its benchmark for the 1-year period.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, expense information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management and net total expenses were below the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as

19

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fees for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund was to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund were not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliates of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

20

Virtus Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class C Since Inception (7/25/03)	Class I Since Inception (12/28/06)

Class A
Return Before Taxes	9.82%	4.28%	11.44%	—	—
Return After Taxes on Distributions	9.46%	3.71%	10.49%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	6.37%	3.29%	9.69%	—	—

Class B
Return Before Taxes	11.63%	4.72%	11.25%	—	—

Class C
Return Before Taxes	15.63%	4.73%	—	10.11%	—

Class I
Return Before Taxes	16.80%	5.79%	—	—	1.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	5.99%	2.29%
FTSE NAREIT Equity REITs Index (reflects no deduction of fees, expenses or taxes)	18.06%	5.45%	11.63%	10.23%	1.59%

Investors should retain this supplement with the

Prospectuses for future reference.

VOT 8020/RESF AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	05-13

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Allocator Premium AlphaSector™ Fund*

Virtus AlphaSector™ Rotation Fund*

Virtus Alternatives Diversifier Fund*

Virtus Dynamic AlphaSector™ Fund*

Virtus Global Premium AlphaSector™ Fund*

Virtus Premium AlphaSector™ Fund*

March 31, 2013

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

* Prospectus Supplement applicable to this fund appears at the back of this Semi-Annual Report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees (“Trustees” or the “Board”) of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors were subject to the vagaries of the financial markets over the past six months. After getting off to a somewhat rocky start in the fourth quarter of 2012, the markets spent the remainder of the period in recovery, ending in positive territory.

For the six-month-period ended March 31, 2013, broad equity markets surpassed fixed income markets by a large margin. The S&P 500® Index, a benchmark for U.S. equities, was up 10.2%, while international equities rose 9.6%, as measured by the MSCI All Country World Index (net). During that same period, the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, returned 0.1%. A consistent “flight to quality” among global investors kept demand high for the 10-year U.S. Treasury, keeping its yield under 2%.

The changing direction in investor sentiment is encouraging. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. In the months ahead, the onus is on the U.S. government to get the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

April 2013

Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares, and (2) ongoing costs, including investment advisory fees, distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Allocator Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,047.00	1.64%	$8.37
Class C	1,000.00	1,043.80	2.37	12.08
Class I	1,000.00	1,049.00	1.39	7.10

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.65	1.64	8.28
Class C	1,000.00	1,012.97	2.37	11.96
Class I	1,000.00	1,017.91	1.39	7.02
AlphaSector™ Rotation Fund
Actual
Class A	$1,000.00	$1,113.80	1.00%	$5.27
Class C	1,000.00	1,109.80	1.74	9.15
Class I	1,000.00	1,115.30	0.75	3.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.88	1.00	5.05
Class C	1,000.00	1,016.15	1.74	8.78
Class I	1,000.00	1,021.14	0.75	3.79
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$1,038.50	0.52%	$2.64
Class C	1,000.00	1,034.60	1.27	6.44
Class I	1,000.00	1,040.30	0.29	1.48

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.30	0.52	2.63
Class C	1,000.00	1,018.52	1.27	6.41
Class I	1,000.00	1,023.47	0.29	1.46
Dynamic AlphaSector™ Fund**
Actual
Class A	$1,000.00	$1,109.40	2.64%	$13.88
Class B	1,000.00	1,105.00	3.38	17.74
Class C	1,000.00	1,106.00	3.38	17.75
Class I	1,000.00	1,111.60	2.38	12.53

Hypothetical (5% return before expenses)
Class A	1,000.00	1,011.60	2.64	13.33
Class B	1,000.00	1,007.87	3.38	17.06
Class C	1,000.00	1,007.87	3.38	17.06
Class I	1,000.00	1,012.91	2.38	12.02

3

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2012 TO MARCH 31, 2013

Expense Table
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Global Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,075.50	1.75%	$9.03
Class C	1,000.00	1,071.20	2.50	12.91
Class I	1,000.00	1,076.30	1.50	7.74

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.05	1.75	8.81
Class C	1,000.00	1,012.22	2.50	12.62
Class I	1,000.00	1,017.31	1.50	7.55
Premium AlphaSector™ Fund
Actual
Class A	$1,000.00	$1,095.10	1.62%	$8.46
Class C	1,000.00	1,090.20	2.37	12.35
Class I	1,000.00	1,096.30	1.37	7.16

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.75	1.62	8.18
Class C	1,000.00	1,012.97	2.37	11.96
Class I	1,000.00	1,018.01	1.37	6.92

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	Dynamic AlphaSector Fund’s annualized expense ratios include dividends and interest on short sales.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

4

KEY INVESTMENT TERMS

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Exchange-Traded Funds (ETF)

Portfolios of stocks or bonds that track a specific market index.

iShares®

Represents shares of an open-end exchange-traded fund.

Morgan Stanley Capital International (MSCI)

A company that constructs a variety of indices covering many different asset classes, countries and regions.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPDR®

Represents shares of an open-end exchange-traded fund.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect any fees, expenses, or sales charges associated with active management of an actual portfolio.

5

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

MARCH 31, 2013 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

Allocator Premium AlphaSector™ Fund
Financials	10%
Consumer Staples	5
Health Care	5
Consumer Discretionary	4
Energy	4
Utilities	4
Industrials	4
Other (includes short-term investments)	64

Total	100%

AlphaSector™ Rotation Fund
Utilities	12%
Consumer Discretionary	11
Consumer Staples	11
Energy	11
Health Care	11
Industrials	11
Materials	11
Other (includes short-term investments)	22

Total	100%

Alternatives Diversifier Fund
Affiliated Mutual Funds	67%
Exchange-Traded Funds	32
Other (includes short-term investments)	1

Total	100%

Dynamic AlphaSector™ Fund
Consumer Staples	12%
Health Care	12
Consumer Discretionary	11
Energy	11
Financials	11
Industrials	11
Utilities	11
Other	21

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

6

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Continued)

MARCH 31, 2013 (Unaudited)

Global Premium AlphaSector™ Fund
Consumer Discretionary	8%
Consumer Staples	8
Energy	8
Health Care	8
Utilities	8
Financials	7
Other	53

Total	100%

Premium AlphaSector™ Fund
Consumer Discretionary	12%
Consumer Staples	11
Energy	11
Health Care	11
Industrials	11
Materials	11
Utilities	11
Other (includes short-term investments)	22

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 5.

7

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—85.8%
Consumer Discretionary Select Sector SPDR Fund	355,585	$18,832
Consumer Staples Select Sector SPDR Fund	483,587	19,227
Energy Select Sector SPDR Fund	236,680	18,773
Financial Select Sector SPDR Fund	1,026,270	18,668
Health Care Select Sector SPDR Fund	423,970	19,481
Industrial Select Sector SPDR Fund	444,990	18,569
iShares Barclays Treasury Inflation Protected Securities Bond Fund	268,980	32,614
iShares Dow Jones U.S. Real Estate Index Fund	334,915	23,270
iShares iBoxx $ High Yield Corporate Bond Fund	344,380	32,492
iShares iBoxx Investment Grade Corporate Bond Fund	271,370	32,537
iShares MSCI Canada Index Fund	201,150	5,735
iShares MSCI Emerging Markets Index Fund	207,420	8,873
iShares MSCI Japan Index Fund	1,170,950	12,646
Ishares MSCI Pacific Ex-Japan Index Fund	244,700	12,162
Materials Select Sector SPDR Fund	452,060	17,712
SPDR S&P 500(R) ETF Trust Series 1	152,470	23,869
Technology Select Sector SPDR Fund	582,640	17,637
Utilities Select Sector SPDR Fund	485,680	18,966
Vanguard MSCI European Fund	714,650	35,112
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $355,626)		387,175
TOTAL LONG TERM INVESTMENTS—85.8%
(Identified cost $355,626)		387,175

SHARES		VALUE
SHORT-TERM INVESTMENTS—7.1%
Money Market Mutual Funds—7.1%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	32,156,829	$32,157
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,157)		32,157
TOTAL INVESTMENTS—92.9% (Identified Cost $387,783)		419,332	(1)
Other assets and liabilities, net—7.1%		32,016

NET ASSETS—100.0%		$451,348

Abbreviations:

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

See Notes to Financial Statements

8

VIRTUS ALLOCATOR PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$387,175	$387,175
Short-Term Investments	32,157	32,157

Total Investments	$419,332	$419,332

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

9

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—76.9%
Consumer Discretionary—11.1%
Abercrombie & Fitch Co. Class A	2,810	$130
Amazon.com, Inc.(2)	12,860	3,427
Apollo Group, Inc. Class A(2)	3,510	61
AutoNation, Inc.(2)	1,370	60
AutoZone, Inc.(2)	1,300	516
Bed Bath & Beyond, Inc.(2)	7,910	510
Best Buy Co., Inc.	9,240	205
BorgWarner, Inc.(2)	4,110	318
Cablevision Systems Corp. Class A	7,510	112
CarMax, Inc.(2)	7,990	333
Carnival Corp.	15,700	539
CBS Corp. Class B	20,680	966
Chipotle Mexican Grill, Inc.(2)	1,110	362
Coach, Inc.	9,930	496
Comcast Corp. Class A	93,970	3,948
Darden Restaurants, Inc.	4,520	234
Delphi Automotive plc(2)	10,360	460
DIRECTV Class A(2)	20,340	1,151
Discovery Communications, Inc. Class A(2)	8,590	676
Dollar General Corp.(2)	10,720	542
Dollar Tree, Inc.(2)	7,950	385
DR Horton, Inc.	9,910	241
Expedia, Inc.	3,290	197
Family Dollar Stores, Inc.	3,320	196
Ford Motor Co.	139,650	1,836
Fossil, Inc.(2)	1,900	184
GameStop Corp. Class A	4,310	121
Gannett Co., Inc.	8,010	175
Gap, Inc. (The)	10,460	370
Garmin Ltd.	3,840	127
Genuine Parts Co.	5,450	425
Goodyear Tire & Rubber Co. (The)(2)	8,600	108
H&R Block, Inc.	9,530	280
Harley-Davidson, Inc.	7,930	423
Harman International Industries, Inc.	2,380	106
Hasbro, Inc.	4,010	176
Home Depot, Inc. (The)	53,220	3,714

	SHARES	VALUE
Consumer Discretionary (continued)
Host Hotels & Resorts, Inc.	18,530	$324
International Game Technology	9,260	153
Interpublic Group of Cos., Inc. (The)	14,610	190
J.C. Penney Co., Inc.(2)	4,970	75
Johnson Controls, Inc.	24,290	852
Kohl’s Corp.	7,460	344
Leggett & Platt, Inc.	4,970	168
Lennar Corp. Class A	5,770	239
Lowe’s Cos., Inc.	39,510	1,498
Ltd. Brands, Inc.	8,410	376
Macy’s, Inc.	13,980	585
Marriott International, Inc.	8,520	360
Mattel, Inc.	12,170	533
McDonald’s Corp.	35,700	3,559
McGraw-Hill Cos., Inc. (The)	7,230	377
Netflix, Inc.(2)	1,940	367
Newell Rubbermaid, Inc.	10,090	263
News Corp. Class A	71,190	2,173
NIKE, Inc. Class B	25,750	1,520
Nordstrom, Inc.	5,310	293
O’Reilly Automotive, Inc.(2)	3,890	399
Omnicom Group, Inc.	9,150	539
PetSmart, Inc.	3,800	236
Phillips-Van Heusen Corp.	2,780	297
priceline.com, Inc.(2)	1,800	1,238
PulteGroup, Inc.(2)	12,050	244
Ralph Lauren Corp.	2,150	364
Ross Stores, Inc.	7,830	475
Scripps Networks Interactive, Inc. Class A	3,050	196
Staples, Inc.	23,970	322
Starbucks Corp.	26,500	1,509
Starwood Hotels & Resorts Worldwide, Inc.	6,780	432
Target Corp.	23,190	1,587
Tiffany & Co.	4,190	291
Time Warner Cable, Inc.	10,440	1,003
Time Warner, Inc.	33,280	1,918
TJX Cos., Inc.	25,880	1,210
TripAdvisor, Inc.(2)	3,850	202
Urban Outfitters, Inc.(2)	3,850	149
VF Corp.	3,090	518

See Notes to Financial Statements

10

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary (continued)
Viacom, Inc. Class B	16,100	$991
Walt Disney Co. (The)	64,280	3,651
Washington Post Co. (The) Class B	160	72
Whirlpool Corp.	2,750	326
Wyndham Worldwide Corp.	4,780	308
Wynn Resorts Ltd.	2,790	349
Yum! Brands, Inc.	15,940	1,147

		58,332

Energy—11.1%
Anadarko Petroleum Corp.	21,360	1,868
Apache Corp.	16,550	1,277
Baker Hughes, Inc.	21,460	996
Cabot Oil & Gas Corp.	16,720	1,130
Cameron International Corp.(2)	14,560	949
Chesapeake Energy Corp.	25,510	521
Chevron Corp.	73,260	8,705
ConocoPhillips	33,310	2,002
CONSOL Energy, Inc.	13,380	450
Denbury Resources, Inc.(2)	27,770	518
Devon Energy Corp.	15,980	902
Diamond Offshore Drilling, Inc.	4,140	288
Ensco plc Class A	8,440	506
EOG Resources, Inc.	12,140	1,555
EQT Corp.	5,470	371
Exxon Mobil Corp.	111,630	10,059
FMC Technologies, Inc.(2)	15,650	851
Halliburton Co.	41,210	1,665
Helmerich & Payne, Inc.	3,850	234
Hess Corp.	13,540	970
Kinder Morgan, Inc.	23,260	900
Marathon Oil Corp.	30,680	1,034
Marathon Petroleum Corp.	12,150	1,089
Murphy Oil Corp.	8,950	570
Nabors Industries Ltd.	19,650	319
National Oilwell Varco, Inc.	19,840	1,404
Newfield Exploration Co.(2)	4,910	110
Noble Corp.	9,170	350
Noble Energy, Inc.	8,950	1,035
Occidental Petroleum Corp.	25,880	2,028
Peabody Energy Corp.	14,410	305
Phillips 66	22,880	1,601

	SHARES	VALUE
Energy (continued)
Pioneer Natural Resources Co.	10,990	$1,365
QEP Resources, Inc.	6,490	207
Range Resources Corp.	9,280	752
Rowan Cos. plc Class A(2)	12,320	436
Schlumberger Ltd.	51,170	3,832
Southwestern Energy Co.(2)	16,450	613
Spectra Energy Corp.	33,120	1,018
Tesoro Corp.	15,840	927
Valero Energy Corp.	28,520	1,297
Williams Cos., Inc. (The)	35,500	1,330
WPX Energy, Inc.(2)	7,250	116

		58,455

Financials—10.7%
ACE Ltd.	8,730	777
Aflac, Inc.	12,040	626
Allstate Corp. (The)	12,170	597
American Express Co.	24,740	1,669
American International Group, Inc.(2)	38,120	1,480
American Tower Corp.	10,170	782
Ameriprise Financial, Inc.	5,240	386
AON plc	8,020	493
Apartment Investment & Management Co. Class A	3,690	113
Assurant, Inc.	2,040	92
AvalonBay Communities, Inc.	2,970	376
Bank of America Corp.	279,340	3,402
Bank of New York Mellon Corp. (The)	29,890	837
BB&T Corp.	17,830	560
Berkshire Hathaway, Inc. Class B(2)	47,110	4,909
BlackRock, Inc.	3,250	835
Boston Properties, Inc.	3,920	396
Capital One Financial Corp.	14,990	824
CBRE Group, Inc.(2)	7,610	192
Charles Schwab Corp. (The)	28,160	498
Chubb Corp. (The)	6,720	588
Cincinnati Financial Corp.	3,700	175
Citigroup, Inc.	78,450	3,471
CME Group, Inc.	7,900	485
Comerica, Inc.	4,730	170

See Notes to Financial Statements

11

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
Discover Financial Services	12,750	$572
E*Trade Financial Corp.(2)	7,350	79
Equity Residential	8,250	454
Fifth Third Bancorp	22,400	365
First Horizon National Corp.	6,130	65
Franklin Resources, Inc.	3,580	540
Genworth Financial, Inc. Class A(2)	12,540	125
Goldman Sachs Group, Inc. (The)	11,260	1,657
Hartford Financial Services Group, Inc. (The)	11,130	287
HCP, Inc.	11,560	576
Health Care REIT, Inc.	6,710	456
Hudson City Bancorp, Inc.	12,090	104
Huntington Bancshares, Inc.	21,460	159
IntercontinentalExchange, Inc.(2)	1,890	308
Invesco Ltd.	11,180	324
JPMorgan Chase & Co.	98,810	4,690
KeyCorp	23,640	235
Kimco Realty Corp.	10,390	233
Legg Mason, Inc.	2,890	93
Leucadia National Corp.	7,410	203
Lincoln National Corp.	6,810	222
Loews Corp.	7,970	351
M&T Bank Corp.	3,150	325
Marsh & McLennan Cos., Inc.	13,970	530
MetLife, Inc.	28,250	1,074
Moody’s Corp.	4,890	261
Morgan Stanley	35,240	775
NASDAQ OMX Group, Inc. (The)	3,030	98
Northern Trust Corp.	5,490	300
NYSE Euronext, Inc.	6,130	237
People’s United Financial, Inc.	8,560	115
Plum Creek Timber Co., Inc.	4,100	214
PNC Financial Services Group, Inc.	13,610	905
Principal Financial Group, Inc.	6,960	237
Progressive Corp. (The)	14,160	358

	SHARES	VALUE
Financials (continued)
Prologis, Inc.	11,930	$477
Prudential Financial, Inc.	11,970	706
Public Storage	3,740	570
Regions Financial Corp.	36,310	297
Simon Property Group, Inc.	8,070	1,280
SLM Corp.	11,560	237
State Street Corp.	11,760	695
SunTrust Banks, Inc.	13,720	395
T. Rowe Price Group, Inc.	6,690	501
Torchmark Corp.	2,360	141
Travelers Cos., Inc. (The)	9,730	819
U.S. Bancorp	48,110	1,632
Unum Group	6,830	193
Ventas, Inc.	7,510	550
Vornado Realty Trust	4,370	366
Wells Fargo & Co.	126,550	4,681
XL Group plc	7,440	225
Zions Bancorp	4,650	116

		56,141

Industrials—10.9%
3M Co.	25,370	2,697
ADT Corp. (The)	8,870	434
Avery Dennison Corp.	4,750	205
Boeing Co. (The)	27,900	2,395
Caterpillar, Inc.	27,310	2,375
Cintas Corp.	4,940	218
CSX Corp.	48,270	1,189
Cummins, Inc.	12,580	1,457
Danaher Corp.	25,420	1,580
Deere & Co.	16,950	1,457
Dover Corp.	8,150	594
Dun & Bradstreet Corp.	1,580	132
Eaton Corp. plc	22,530	1,380
Emerson Electric Co.	30,000	1,676
Equifax, Inc.	6,280	362
Expeditors International of Washington, Inc.	7,960	284
Fastenal Co.	10,430	536
FedEx Corp.	12,140	1,192
Flowserve Corp.	1,930	324
Fluor Corp.	9,110	604
General Dynamics Corp.	14,080	993
General Electric Co.	301,910	6,980
Grainger (W.W.), Inc.	3,020	679

See Notes to Financial Statements

12

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials (continued)
Honeywell International, Inc.	32,430	$2,444
Illinois Tool Works, Inc.	17,190	1,048
Ingersoll-Rand plc	10,790	594
Iron Mountain, Inc.	6,420	233
Jacobs Engineering Group, Inc.(2)	5,020	282
Joy Global, Inc.	4,080	243
L-3 Communications Holdings, Inc.	3,470	281
Lockheed Martin Corp.	11,000	1,062
Masco Corp.	15,480	313
Norfolk Southern Corp.	14,370	1,108
Northrop Grumman Corp.	9,980	700
PACCAR, Inc.	16,020	810
Pall Corp.	6,280	429
Parker Hannifin Corp.	7,180	657
PentAir, Inc.	8,030	424
Pitney Bowes, Inc.	8,880	132
Precision Castparts Corp.	5,570	1,056
Quanta Services, Inc.(2)	8,220	235
Raytheon Co.	13,860	815
Republic Services, Inc.	11,520	380
Robert Half International, Inc.	7,610	286
Robinson (C.H.) Worldwide, Inc.	6,150	366
Rockwell Automation, Inc.	6,910	597
Rockwell Collins, Inc.	6,800	429
Roper Industries, Inc.	3,800	484
Ryder System, Inc.	3,580	214
Snap-On, Inc.	2,200	182
Southwest Airlines Co.	31,300	422
Stanley Black & Decker, Inc.	6,180	500
Stericycle, Inc.(2)	3,310	351
Textron, Inc.	13,200	393
Tyco International Ltd.	18,140	580
Union Pacific Corp.	19,820	2,823
United Parcel Service, Inc. Class B	28,570	2,454
United Technologies Corp.	34,370	3,211
Waste Management, Inc.	18,580	728
Xylem, Inc.	7,170	198

		57,207

	SHARES	VALUE
Information Technology—9.3%
Accenture plc Class A	12,520	$951
Adobe Systems, Inc.(2)	9,960	433
Advanced Micro Devices, Inc.(2)	13,280	34
Akamai Technologies, Inc.(2)	3,830	135
Altera Corp.	6,620	235
Amphenol Corp. Class A	3,250	243
Analog Devices, Inc.	6,200	288
Apple, Inc.	18,240	8,074
Applied Materials, Inc.	23,960	323
Autodesk, Inc.(2)	4,670	193
Automatic Data Processing, Inc.	9,550	621
BMC Software, Inc.(2)	2,660	123
Broadcom Corp. Class A	10,600	367
CA, Inc.	6,810	171
Cisco Systems, Inc.	104,360	2,182
Citrix Systems, Inc.(2)	3,820	276
Cognizant Technology Solutions Corp. Class A(2)	6,040	463
Computer Sciences Corp.	3,100	153
Corning, Inc.	29,410	392
Dell, Inc.	29,090	417
eBay, Inc.(2)	23,160	1,256
Electronic Arts, Inc.(2)	6,210	110
EMC Corp.(2)	41,740	997
F5 Networks, Inc.(2)	1,510	134
Fidelity National Information Services, Inc.	6,170	244
First Solar, Inc.(2)	1,150	31
Fiserv, Inc.(2)	2,720	239
FLIR Systems, Inc.	3,100	81
Google, Inc. Class A(2)	5,130	4,073
Harris Corp.	2,370	110
Hewlett-Packard Co.(2)	31,740	757
Intel Corp.	82,560	1,804
International Business Machines Corp.	20,360	4,343
Intuit, Inc.	5,630	370
Jabil Circuit, Inc.	4,270	79
JDS Uniphase Corp.(2)	5,860	78
Juniper Networks, Inc.(2)	10,340	192
KLA-Tencor Corp.	3,520	186
Lam Research Corp.(2)	3,040	126

See Notes to Financial Statements

13

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology (continued)
Linear Technology Corp.	4,810	$185
LSI Corp.(2)	12,050	82
MasterCard, Inc. Class A	2,090	1,131
Microchip Technology, Inc.	4,090	150
Micron Technology, Inc.(2)	21,140	211
Microsoft Corp.	147,550	4,221
Molex, Inc.	3,060	90
Motorola Solutions, Inc.	5,440	348
NetApp, Inc.(2)	7,290	249
NVIDIA Corp.	12,810	164
Oracle Corp.	72,660	2,350
Paychex, Inc.	6,540	229
QUALCOMM, Inc.	33,830	2,265
Red Hat, Inc.(2)	4,040	204
SAIC, Inc.	5,460	74
Salesforce.com, Inc.(2)	2,780	497
SanDisk Corp.(2)	5,030	277
Seagate Technology plc	6,140	224
Symantec Corp.(2)	13,870	342
TE Connectivity Ltd.	8,050	338
Teradata Corp.(2)	3,490	204
Teradyne, Inc.(2)	4,730	77
Texas Instruments, Inc.	21,790	773
Total System Services, Inc.	3,580	89
VeriSign, Inc.(2)	3,220	152
Visa, Inc. Class A	10,030	1,703
Western Digital Corp.	4,440	223
Western Union Co. (The)	11,400	171
Xerox Corp.	25,570	220
Xilinx, Inc.	5,440	208
Yahoo!, Inc.(2)	19,260	453

		49,188

Materials—10.8%
Air Products & Chemicals, Inc.	24,680	2,150
Airgas, Inc.	8,180	811
Alcoa, Inc.	128,840	1,098
Allegheny Technologies, Inc.	13,430	426
Ball Corp.	18,070	860
Bemis Co., Inc.	12,870	519
CF Industries Holdings, Inc.	7,410	1,411

	SHARES	VALUE
Materials (continued)
Cliffs Natural Resources, Inc.	18,280	$347
Dow Chemical Co. (The)	141,640	4,510
Du Pont (E.I.) de Nemours & Co.	109,900	5,403
Eastman Chemical Co.	18,580	1,298
Ecolab, Inc.	31,220	2,503
FMC Corp.	16,580	946
Freeport-McMoRan Copper & Gold, Inc.	111,670	3,696
International Flavors & Fragrances, Inc.	10,080	773
International Paper Co.	52,840	2,461
LyondellBasell Industries N.V. Class A	44,660	2,827
MeadWestvaco Corp.	21,460	779
Monsanto Co.	63,020	6,657
Mosaic Co. (The)	33,000	1,967
Newmont Mining Corp.	45,870	1,921
Nucor Corp.	38,090	1,758
Owens-Illinois, Inc.(2)	20,560	548
PPG Industries, Inc.	16,910	2,265
Praxair, Inc.	34,850	3,887
Sealed Air Corp.	24,590	593
Sherwin-Williams Co. (The)	10,220	1,726
Sigma-Aldrich Corp.	14,420	1,120
United States Steel Corp.	18,160	354
Vulcan Materials Co.	15,860	820
Weyerhaeuser Co.	13,920	437

		56,871

Telecommunication Services—1.6%
AT&T, Inc.	107,470	3,943
CenturyLink, Inc.	12,710	446
Crown Castle International Corp.(2)	5,640	393
Frontier Communications Corp.	23,330	93
MetroPCS Communications, Inc.(2)	7,330	80
Sprint Nextel Corp.(2)	61,320	381
Verizon Communications, Inc.	56,250	2,764
Windstream Corp.	12,700	101

		8,201

See Notes to Financial Statements

14

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—11.4%
AES Corp. (The)	76,560	$962
AGL Resources, Inc.	14,380	603
Ameren Corp.	30,080	1,053
American Electric Power Co., Inc.	59,990	2,917
CenterPoint Energy, Inc.	53,310	1,277
CMS Energy Corp.	33,270	930
Consolidated Edison, Inc.	36,250	2,212
Dominion Resources, Inc.	70,850	4,122
DTE Energy Co.	21,280	1,454
Duke Energy Corp.	79,920	5,801
Edison International	40,230	2,024
Entergy Corp.	21,730	1,374
Exelon Corp.	105,100	3,624
FirstEnergy Corp.	51,410	2,170
Integrys Energy Group, Inc.	9,760	568
NextEra Energy, Inc.	52,100	4,047
NiSource, Inc.	38,870	1,141
Northeast Utilities	38,660	1,680
NRG Energy, Inc.	39,690	1,051
ONEOK, Inc.	25,110	1,197
Pepco Holdings, Inc.	28,720	615
PG&E Corp.	54,210	2,414
Pinnacle West Capital Corp.	13,710	794
PPL Corp.	71,940	2,252
Public Service Enterprise Group, Inc.	62,220	2,137
SCANA Corp.	16,170	827
Sempra Energy	27,980	2,237
Southern Co. (The)	106,830	5,013
TECO Energy, Inc.	25,450	454
Wisconsin Energy Corp.	28,170	1,208
XCEL Energy, Inc.	60,560	1,799

		59,957
TOTAL COMMON STOCKS (Identified Cost $351,509)		404,352

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—22.7%
Consumer Staples Select Sector SPDR Fund	1,498,740	$59,590
Health Care Select Sector SPDR Fund	1,297,060	59,600
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $83,763)		119,190
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified cost $435,272)		523,542
SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	2,152,625	2,153
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,153)		2,153
TOTAL INVESTMENTS—100.0% (Identified Cost $437,425)		525,695	(1)
Other assets and liabilities, net—0.0%		56

NET ASSETS—100.0%		$525,751

Abbreviations:

REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

See Notes to Financial Statements

15

VIRTUS ALPHASECTOR™ ROTATION FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$404,352	$404,352
Exchange-Traded Funds	119,190	119,190
Short-Term Investments	2,153	2,153

Total Investments	$525,695	$525,695

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

16

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—67.1%
Equity Funds—61.1%
Virtus Global Commodities Stock Fund Class I	2,655,171	$25,171
Virtus Global Dividend Fund Class I	3,240,910	44,530
Virtus Global Real Estate Securities Fund Class I	574,898	13,637
Virtus International Real Estate Securities Fund Class I	2,732,740	18,145
Virtus Real Estate Securities Class I	633,414	23,196

		124,679

Fixed Income Funds—6.0%
Virtus Senior Floating Rate Fund Class I	1,232,001	12,197
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $118,927)		136,876
EXCHANGE-TRADED FUNDS—32.1%
Market Vectors Agribusiness	72,000	3,899
Market Vectors Coal	158,000	3,620
PowerShares DB Commodity Index Tracking Fund(2)	841,000	22,968
PowerShares DB G10 Currency Harvest Fund(2)	1,110,500	30,261
WisdomTree Managed Futures Strategy Fund	115,000	4,749
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $60,256)		65,497
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified cost $179,183)		202,373
SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	1,591,499	$1,591
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,591)		1,591

SHARES	VALUE
TOTAL INVESTMENTS—100.0% (Identified Cost $180,774)	$203,964	(1)
Other assets and liabilities, net—0.0%	34

NET ASSETS—100.0%	$203,998

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$136,876	$136,876
Exchange-Traded Funds	65,497	65,497
Short-Term Investments	1,591	1,591

Total Investments	$203,964	$203,964

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

17

VIRTUS DYNAMIC ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—128.7%
Consumer Discretionary Select Sector SPDR Fund	1,776,100	$94,062
Consumer Staples Select Sector SPDR Fund	2,411,700	95,889
Energy Select Sector SPDR Fund	1,180,600	93,645
Financial Select Sector SPDR Fund	5,118,300	93,102
Health Care Select Sector SPDR Fund	2,115,000	97,184
Industrial Select Sector SPDR Fund	2,220,500	92,662
Materials Select Sector SPDR Fund	2,260,700	88,574
Technology Select Sector SPDR Fund	2,914,000	88,207
Utilities Select Sector SPDR Fund	2,422,800	94,610
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $762,362)		837,935
TOTAL LONG TERM INVESTMENTS—128.7%
(Identified cost $762,362)		837,935	(2)
TOTAL INVESTMENTS—128.7% (Identified Cost $762,362)		837,935	(1)
Other assets and liabilities, net—(28.7)%		(186,882)

NET ASSETS—100.0%		$651,053

Abbreviations:

SPDR	S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	All or a portion segregated as collateral for margin borrowing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$837,935	$837,935

Total Investments	$837,935	$837,935

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

18

VIRTUS GLOBAL PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—89.0%
Consumer Discretionary Select Sector SPDR Fund	130,530	$6,913
Consumer Staples Select Sector SPDR Fund	177,388	7,053
Energy Select Sector SPDR Fund	86,840	6,888
Financial Select Sector SPDR Fund	375,690	6,834
Health Care Select Sector SPDR Fund	155,410	7,141
Industrial Select Sector SPDR Fund	163,280	6,814
iShares MSCI Canada Index Fund	73,920	2,107
iShares MSCI Emerging Markets Index Fund	76,070	3,254
iShares MSCI Japan Index Fund	429,720	4,641
iShares MSCI Pacific Ex-Japan Index Fund	89,910	4,469
Materials Select Sector SPDR Fund	165,890	6,500
Technology Select Sector SPDR Fund	214,010	6,478
Utilities Select Sector SPDR Fund	177,960	6,949
Vanguard MSCI European ETF	262,060	12,875
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $79,082)		88,916
TOTAL LONG TERM INVESTMENTS—89.0%
(Identified cost $79,082)		88,916
TOTAL INVESTMENTS—89.0% (Identified Cost $79,082)		88,916	(1)
Other assets and liabilities, net—11.0%		11,002

NET ASSETS—100.0%		$99,918

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange- Traded Funds	$88,916	$88,916

Total Investments	$88,916	$88,916

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

19

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—11.5%
AbbVie, Inc.	435,640	$17,765
Abercrombie & Fitch Co. Class A	22,475	1,038
Amazon.com, Inc.(2)	105,121	28,014
Apollo Group, Inc. Class A(2)	28,470	495
AutoNation, Inc.(2)	10,946	479
AutoZone, Inc.(2)	10,420	4,134
Bed Bath & Beyond, Inc.(2)	65,853	4,242
Best Buy Co., Inc.	76,939	1,704
BorgWarner, Inc.(2)	33,300	2,575
Cablevision Systems Corp. Class A	62,181	930
CarMax, Inc.(2)	65,918	2,749
Carnival Corp.	128,458	4,406
CBS Corp. Class B	169,147	7,897
Chipotle Mexican Grill, Inc.(2)	8,721	2,842
Coach, Inc.	81,204	4,059
Comcast Corp. Class A	763,032	32,055
Darden Restaurants, Inc.	36,586	1,891
Delphi Automotive plc(2)	84,780	3,764
DIRECTV Class A(2)	165,928	9,393
Discovery Communications, Inc. Class A(2)	70,909	5,583
Dollar General Corp.(2)	87,070	4,404
Dollar Tree, Inc.(2)	65,160	3,156
DR Horton, Inc.	80,706	1,961
Expedia, Inc.	26,491	1,590
Family Dollar Stores, Inc.	26,853	1,586
Ford Motor Co.	1,103,876	14,516
Fossil, Inc.(2)	15,040	1,453
GameStop Corp. Class A	34,553	966
Gannett Co., Inc.	66,326	1,451
Gap, Inc. (The)	85,885	3,040
Garmin Ltd.	31,060	1,026
Genuine Parts Co.	44,070	3,437
Goodyear Tire & Rubber Co. (The)(2)	70,719	892
H&R Block, Inc.	78,303	2,304
Harley-Davidson, Inc.	65,149	3,472

	SHARES	VALUE
Consumer Discretionary (continued)
Harman International Industries, Inc.	19,163	$855
Hasbro, Inc.	32,902	1,446
Home Depot, Inc. (The)	432,899	30,208
Host Hotels & Resorts, Inc.	152,010	2,659
International Game Technology	76,802	1,267
Interpublic Group of Cos., Inc. (The)	119,732	1,560
J.C. Penney Co., Inc.(2)	40,841	617
Johnson Controls, Inc.	198,032	6,945
Kohl’s Corp.	60,675	2,799
Leggett & Platt, Inc.	40,413	1,365
Lennar Corp. Class A	47,057	1,952
Lowe’s Cos., Inc.	320,855	12,167
Ltd. Brands, Inc.	69,088	3,085
Macy’s, Inc.	114,455	4,789
Marriott International, Inc.	70,414	2,974
Mattel, Inc.	99,168	4,343
McDonald’s Corp.	290,683	28,978
McGraw-Hill Cos., Inc. (The)	58,723	3,058
Netflix, Inc.(2)	15,994	3,029
Newell Rubbermaid, Inc.	83,114	2,169
News Corp. Class A	578,142	17,645
NIKE, Inc. Class B	209,706	12,375
Nordstrom, Inc.	43,091	2,380
O’Reilly Automotive, Inc.(2)	31,770	3,258
Omnicom Group, Inc.	75,578	4,452
PetSmart, Inc.	30,580	1,899
Phillips-Van Heusen Corp.	22,230	2,374
priceline.com, Inc.(2)	14,166	9,745
PulteGroup, Inc.(2)	97,884	1,981
Ralph Lauren Corp.	17,378	2,942
Ross Stores, Inc.	64,282	3,897
Scripps Networks Interactive, Inc. Class A	24,554	1,580
Staples, Inc.	195,497	2,626
Starbucks Corp.	216,600	12,338
Starwood Hotels & Resorts Worldwide, Inc.	56,462	3,598
Target Corp.	188,425	12,898
Tiffany & Co.	33,900	2,357
Time Warner Cable, Inc.	85,432	8,207
Time Warner, Inc.	270,244	15,571
TJX Cos., Inc.	211,124	9,870
TripAdvisor, Inc.(2)	31,181	1,638

See Notes to Financial Statements

20

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary (continued)
Urban Outfitters, Inc.(2)	31,121	$1,206
VF Corp.	25,162	4,221
Viacom, Inc. Class B	131,661	8,106
Walt Disney Co. (The)	521,928	29,646
Washington Post Co. (The) Class B	1,471	658
Whirlpool Corp.	22,420	2,656
Wyndham Worldwide Corp.	39,167	2,526
Wynn Resorts Ltd.	22,449	2,810
Yum! Brands, Inc.	130,284	9,373

		492,367

Consumer Staples—11.1%
Altria Group, Inc.	563,780	19,388
Archer-Daniels-Midland Co.	222,335	7,499
Avon Products, Inc.	141,630	2,936
Beam, Inc.	58,430	3,713
Brown-Forman Corp. Class B	55,482	3,961
Campbell Soup Co.	71,870	3,260
Clorox Co. (The)	47,780	4,230
Coca-Cola Co. (The)	1,225,870	49,574
Coca-Cola Enterprises, Inc.	99,120	3,660
Colgate-Palmolive Co.	141,115	16,656
ConAgra Foods, Inc.	148,920	5,333
Constellation Brands, Inc. Class A(2)	71,185	3,391
Costco Wholesale Corp.	140,890	14,950
CVS Caremark Corp.	392,860	21,603
Dean Foods Co.(2)	89,555	1,624
Dr. Pepper Snapple Group, Inc.	74,920	3,518
Estee Lauder Cos., Inc. (The) Class A	84,590	5,416
General Mills, Inc.	214,465	10,575
Heinz (H.J.) Co.	109,290	7,898
Hershey Co. (The)	53,975	4,724
Hormel Foods Corp.	59,055	2,440
J.M. Smucker Co. (The)	39,260	3,893
Kellogg Co.	88,270	5,687
Kimberly-Clark Corp.	126,519	12,396
Kraft Foods Group, Inc.	183,836	9,473
Kroger Co. (The)	181,974	6,031
Lorillard, Inc.	129,350	5,219

	SHARES	VALUE
Consumer Staples (continued)
McCormick & Co., Inc.	49,340	$3,629
Mead Johnson Nutrition Co.	68,830	5,331
Molson Coors Brewing Co. Class B	61,435	3,006
Mondelez International, Inc.	520,305	15,927
Monster Beverage Corp.(2)	51,330	2,451
PepsiCo, Inc.	274,440	21,711
Philip Morris International, Inc.	511,234	47,397
Procter & Gamble Co. (The)	807,045	62,191
Reynolds American, Inc.	111,295	4,952
Safeway, Inc.	79,105	2,084
SYSCO Corp.	199,770	7,026
Tyson Foods, Inc. Class A	115,600	2,869
Wal-Mart Stores, Inc.	518,970	38,835
Walgreen Co.	284,920	13,585
Whole Foods Market, Inc.	59,255	5,140

		475,182

Energy—11.0%
Anadarko Petroleum Corp.	171,140	14,966
Apache Corp.	132,624	10,233
Baker Hughes, Inc.	171,920	7,979
Cabot Oil & Gas Corp.	134,000	9,060
Cameron International Corp.(2)	116,710	7,609
Chesapeake Energy Corp.	203,640	4,156
Chevron Corp.	582,660	69,232
ConocoPhillips	265,010	15,927
CONSOL Energy, Inc.	107,298	3,611
Denbury Resources, Inc.(2)	220,730	4,117
Devon Energy Corp.	141,680	7,994
Diamond Offshore Drilling, Inc.	33,090	2,302
Ensco plc Class A	68,280	4,097
EOG Resources, Inc.	97,327	12,465
EQT Corp.	43,850	2,971
Exxon Mobil Corp.	887,910	80,010
FMC Technologies, Inc.(2)	125,480	6,825
Halliburton Co.	341,080	13,783
Helmerich & Payne, Inc.	30,790	1,869
Hess Corp.	108,470	7,767
Kinder Morgan, Inc.	185,490	7,175
Marathon Oil Corp.	243,970	8,227
Marathon Petroleum Corp.	97,328	8,721

See Notes to Financial Statements

21

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy (continued)
Murphy Oil Corp.	71,980	$4,587
Nabors Industries Ltd.	157,428	2,553
National Oilwell Varco, Inc.	159,026	11,251
Newfield Exploration Co.(2)	39,460	885
Noble Corp.	82,730	3,156
Noble Energy, Inc.	71,990	8,326
Occidental Petroleum Corp.	206,511	16,184
Peabody Energy Corp.	136,660	2,890
Phillips 66	182,485	12,768
Pioneer Natural Resources Co.	88,080	10,944
QEP Resources, Inc.	52,470	1,671
Range Resources Corp.	75,099	6,086
Rowan Cos. plc Class A(2)	98,770	3,492
Schlumberger Ltd.	407,054	30,484
Southwestern Energy Co.(2)	131,760	4,909
Spectra Energy Corp.	262,830	8,082
Tesoro Corp.	126,936	7,432
Valero Energy Corp.	226,700	10,313
Williams Cos., Inc. (The)	290,580	10,885
WPX Energy, Inc.(2)	59,510	953

		468,947

Financials—10.8%
ACE Ltd.	71,660	6,376
Aflac, Inc.	97,820	5,089
Allstate Corp. (The)	99,860	4,900
American Express Co.	202,930	13,690
American International Group, Inc.(2)	311,740	12,102
American Tower Corp.	83,440	6,418
Ameriprise Financial, Inc.	42,530	3,132
AON plc	65,170	4,008
Apartment Investment & Management Co. Class A	30,080	922
Assurant, Inc.	16,270	732
AvalonBay Communities, Inc.	23,990	3,039
Bank of America Corp.	2,284,606	27,826
Bank of New York Mellon Corp. (The)	245,650	6,876
BB&T Corp.	146,380	4,595

	SHARES	VALUE
Financials (continued)
Berkshire Hathaway, Inc. Class B(2)	385,108	$40,128
BlackRock, Inc.	26,300	6,756
Boston Properties, Inc.	31,670	3,201
Capital One Financial Corp.	122,950	6,756
CBRE Group, Inc.(2)	63,620	1,606
Charles Schwab Corp. (The)	230,023	4,069
Chubb Corp. (The)	54,590	4,778
Cincinnati Financial Corp.	30,278	1,429
Citigroup, Inc.	641,560	28,383
CME Group, Inc.	64,200	3,941
Comerica, Inc.	39,670	1,426
Discover Financial Services	104,590	4,690
E*Trade Financial Corp.(2)	60,410	647
Equity Residential	67,001	3,689
Fifth Third Bancorp	183,000	2,985
First Horizon National Corp.	51,520	550
Franklin Resources, Inc.	28,970	4,369
Genworth Financial, Inc. Class A(2)	102,990	1,030
Goldman Sachs Group, Inc. (The)	92,390	13,595
Hartford Financial Services Group, Inc. (The)	91,277	2,355
HCP, Inc.	94,830	4,728
Health Care REIT, Inc.	54,360	3,692
Hudson City Bancorp, Inc.	99,540	860
Huntington Bancshares, Inc.	176,380	1,303
IntercontinentalExchange, Inc.(2)	15,050	2,454
Invesco Ltd.	92,240	2,671
JPMorgan Chase & Co.	810,874	38,484
KeyCorp	193,110	1,923
Kimco Realty Corp.	85,260	1,910
Legg Mason, Inc.	24,200	778
Leucadia National Corp.	61,300	1,681
Lincoln National Corp.	56,810	1,853
Loews Corp.	64,750	2,854
M&T Bank Corp.	25,410	2,621
Marsh & McLennan Cos., Inc.	115,410	4,382
MetLife, Inc.	230,920	8,780
Moody’s Corp.	40,240	2,146
Morgan Stanley	289,870	6,371

See Notes to Financial Statements

22

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
NASDAQ OMX Group, Inc. (The)	24,140	$780
Northern Trust Corp.	45,799	2,499
NYSE Euronext, Inc.	50,720	1,960
People’s United Financial, Inc.	70,760	951
Plum Creek Timber Co., Inc.	33,890	1,769
PNC Financial Services Group, Inc.	111,580	7,420
Principal Financial Group, Inc.	57,540	1,958
Progressive Corp. (The)	116,210	2,937
Prologis, Inc.	96,860	3,872
Prudential Financial, Inc.	97,249	5,737
Public Storage	30,220	4,603
Regions Financial Corp.	295,700	2,422
Simon Property Group, Inc.	66,240	10,503
SLM Corp.	94,890	1,943
State Street Corp.	95,590	5,648
SunTrust Banks, Inc.	112,780	3,249
T. Rowe Price Group, Inc.	54,220	4,059
Torchmark Corp.	19,530	1,168
Travelers Cos., Inc. (The)	79,800	6,718
U.S. Bancorp	398,411	13,518
Unum Group	56,210	1,588
Ventas, Inc.	61,100	4,473
Vornado Realty Trust	35,270	2,950
Wells Fargo & Co.	1,034,970	38,284
XL Group plc	61,640	1,868
Zions Bancorp	38,280	957

		459,413

Health Care—10.9%
Abbott Laboratories	366,500	12,945
Actavis, Inc.(2)	36,695	3,380
Aetna, Inc.	92,810	4,744
Agilent Technologies, Inc.	95,146	3,993
Alexion Pharmaceuticals, Inc.(2)	53,786	4,956
Allergan, Inc.	87,125	9,726
AmerisourceBergen Corp.	66,667	3,430
Amgen, Inc.	206,270	21,145
Bard (C.R.), Inc.	22,040	2,221
Baxter International, Inc.	152,510	11,078
Becton, Dickinson & Co.	55,320	5,289
Biogen Idec, Inc.(2)	66,605	12,849

	SHARES	VALUE
Health Care (continued)
Boston Scientific Corp.(2)	377,795	$2,951
Bristol-Myers Squibb Co.	453,850	18,694
Cardinal Health, Inc.	94,898	3,950
CareFusion Corp.(2)	60,795	2,127
Celgene Corp.(2)	115,721	13,413
Cerner Corp.(2)	40,025	3,792
CIGNA Corp.	81,510	5,084
Coventry Health Care, Inc.	36,145	1,700
Covidien plc	129,500	8,785
DaVita, Inc.(2)	22,960	2,723
DENTSPLY International, Inc.	39,065	1,657
Edwards Lifesciences Corp.(2)	30,915	2,540
Eli Lilly & Co.	275,090	15,622
Express Scripts Holding Co.(2)	237,498	13,692
Forest Laboratories, Inc.(2)	65,345	2,486
Gilead Sciences, Inc.(2)	419,560	20,529
Hospira, Inc.(2)	44,855	1,473
Humana, Inc.	46,630	3,223
Intuitive Surgical, Inc.(2)	10,451	5,133
Johnson & Johnson	770,315	62,804
Laboratory Corp. of America Holdings(2)	24,920	2,248
Life Technologies Corp.(2)	47,170	3,049
McKesson Corp.	66,323	7,160
Medtronic, Inc.	280,075	13,152
Merck & Co., Inc.	832,910	36,840
Mylan, Inc.(2)	108,985	3,154
Patterson Cos., Inc.	22,420	853
PerkinElmer, Inc.	30,600	1,029
Perrigo Co.	24,040	2,854
Pfizer, Inc.	2,013,954	58,123
Quest Diagnostics, Inc.	44,295	2,500
St. Jude Medical, Inc.	79,987	3,235
Stryker Corp.	81,010	5,285
Tenet Healthcare Corp.(2)	29,705	1,413
Thermo Fisher Scientific, Inc.	98,340	7,522
UnitedHealth Group, Inc.	284,810	16,294
Varian Medical Systems, Inc.(2)	29,120	2,097
Waters Corp.(2)	22,990	2,159
WellPoint, Inc.	86,009	5,696
Zimmer Holdings, Inc.	47,590	3,580

		466,377

See Notes to Financial Statements

23

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—10.8%
3M Co.	205,780	$21,876
ADT Corp. (The)	73,390	3,592
Avery Dennison Corp.	38,370	1,653
Boeing Co. (The)	224,300	19,256
Caterpillar, Inc.	220,490	19,176
Cintas Corp.	39,880	1,760
CSX Corp.	388,310	9,564
Cummins, Inc.	102,640	11,887
Danaher Corp.	205,990	12,802
Deere & Co.	137,830	11,851
Dover Corp.	66,690	4,860
Dun & Bradstreet Corp.	12,670	1,060
Eaton Corp. plc	181,760	11,133
Emerson Electric Co.	241,710	13,504
Equifax, Inc.	51,530	2,968
Expeditors International of Washington, Inc.	65,940	2,355
Fastenal Co.	84,820	4,355
FedEx Corp.	98,540	9,677
Flowserve Corp.	15,030	2,521
Fluor Corp.	74,640	4,951
General Dynamics Corp.	113,870	8,029
General Electric Co.	2,429,740	56,176
Grainger (W.W.), Inc.	24,100	5,422
Honeywell International, Inc.	260,530	19,631
Illinois Tool Works, Inc.	139,290	8,488
Ingersoll-Rand plc	86,970	4,784
Iron Mountain, Inc.	52,353	1,901
Jacobs Engineering Group, Inc.(2)	40,510	2,278
Joy Global, Inc.	32,800	1,952
L-3 Communications Holdings, Inc.	27,990	2,265
Lockheed Martin Corp.	89,840	8,671
Masco Corp.	125,280	2,537
Norfolk Southern Corp.	116,940	9,014
Northrop Grumman Corp.	80,830	5,670
PACCAR, Inc.	129,460	6,545
Pall Corp.	50,880	3,479
Parker Hannifin Corp.	59,180	5,420
PentAir, Inc.	65,010	3,429
Pitney Bowes, Inc.	72,320	1,075
Precision Castparts Corp.	45,950	8,713
Quanta Services, Inc.(2)	66,990	1,914
Raytheon Co.	112,360	6,606

	SHARES	VALUE
Industrials (continued)
Republic Services, Inc.	94,470	$3,117
Robert Half International, Inc.	62,440	2,343
Robinson (C.H.) Worldwide, Inc.	50,230	2,987
Rockwell Automation, Inc.	57,060	4,927
Rockwell Collins, Inc.	55,700	3,516
Roper Industries, Inc.	30,480	3,880
Ryder System, Inc.	28,760	1,718
Snap-On, Inc.	17,650	1,460
Southwest Airlines Co.	251,900	3,396
Stanley Black & Decker, Inc.	50,090	4,056
Stericycle, Inc.(2)	26,520	2,816
Textron, Inc.	107,040	3,191
Tyco International Ltd.	147,080	4,706
Union Pacific Corp.	161,380	22,982
United Parcel Service, Inc. Class B	229,650	19,727
United Technologies Corp.	276,160	25,802
Waste Management, Inc.	150,220	5,890
Xylem, Inc.	58,310	1,607

		462,921

Information Technology—9.3%
Accenture plc Class A	101,090	7,680
Adobe Systems, Inc.(2)	80,430	3,499
Advanced Micro Devices, Inc.(2)	108,870	278
Akamai Technologies, Inc.(2)	31,220	1,102
Altera Corp.	53,970	1,914
Amphenol Corp. Class A	26,530	1,980
Analog Devices, Inc.	49,970	2,323
Apple, Inc.	147,370	65,230
Applied Materials, Inc.	193,190	2,604
Autodesk, Inc.(2)	37,740	1,556
Automatic Data Processing, Inc.	77,850	5,062
BMC Software, Inc.(2)	21,710	1,006
Broadcom Corp. Class A	85,310	2,958
CA, Inc.	54,900	1,382
Cisco Systems, Inc.	836,760	17,497
Citrix Systems, Inc.(2)	30,500	2,201
Cognizant Technology Solutions Corp. Class A(2)	49,110	3,762
Computer Sciences Corp.	25,160	1,239
Corning, Inc.	235,610	3,141

See Notes to Financial Statements

24

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology (continued)
Dell, Inc.	233,210	$3,342
eBay, Inc.(2)	186,260	10,099
Electronic Arts, Inc.(2)	50,380	892
EMC Corp.(2)	345,560	8,255
F5 Networks, Inc.(2)	12,110	1,079
Fidelity National Information Services, Inc.	50,080	1,984
First Solar, Inc.(2)	9,270	250
Fiserv, Inc.(2)	21,960	1,929
FLIR Systems, Inc.	24,950	649
Google, Inc. Class A(2)	41,570	33,008
Harris Corp.	18,790	871
Hewlett-Packard Co.	214,520	5,114
Intel Corp.	661,840	14,461
International Business Machines Corp.	164,410	35,069
Intuit, Inc.	45,550	2,990
Jabil Circuit, Inc.	34,360	635
JDS Uniphase Corp.(2)	47,640	637
Juniper Networks, Inc.(2)	83,440	1,547
KLA-Tencor Corp.	28,150	1,485
Lam Research Corp.(2)	25,110	1,041
Linear Technology Corp.	38,960	1,495
LSI Corp.(2)	96,860	657
MasterCard, Inc. Class A	16,750	9,064
Microchip Technology, Inc.	32,510	1,195
Micron Technology, Inc.(2)	170,510	1,702
Microsoft Corp.	1,183,000	33,846
Molex, Inc.	25,050	733
Motorola Solutions, Inc.	44,010	2,818
NetApp, Inc.(2)	59,490	2,032
NVIDIA Corp.	103,490	1,327
Oracle Corp.	582,790	18,847
Paychex, Inc.	53,300	1,869
QUALCOMM, Inc.	271,250	18,160
Red Hat, Inc.(2)	32,610	1,649
SAIC, Inc.	43,840	594
Salesforce.com, Inc.(2)	22,410	4,008
SanDisk Corp.(2)	41,060	2,258
Seagate Technology plc	49,950	1,826
Symantec Corp.(2)	111,980	2,764
TE Connectivity Ltd.	65,990	2,767
Teradata Corp.(2)	28,170	1,648
Teradyne, Inc.(2)	37,290	605
Texas Instruments, Inc.	176,090	6,248

	SHARES	VALUE
Information Technology (continued)
Total System Services, Inc.	28,430	$704
VeriSign, Inc.	25,580	1,209
Visa, Inc. Class A	80,940	13,747
Western Digital Corp.	35,480	1,784
Western Union Co. (The)	92,120	1,385
Xerox Corp.	204,860	1,762
Xilinx, Inc.	43,680	1,667
Yahoo!, Inc.(2)	155,420	3,657

		395,778

Materials—11.1%
Air Products & Chemicals, Inc.	204,088	17,780
Airgas, Inc.	68,908	6,833
Alcoa, Inc.	1,178,463	10,041
Allegheny Technologies, Inc.	111,551	3,537
Ball Corp.	150,018	7,138
Bemis Co., Inc.	106,824	4,311
CF Industries Holdings, Inc.	62,166	11,835
Cliffs Natural Resources, Inc.	188,578	3,585
Dow Chemical Co. (The)	1,167,859	37,185
Du Pont (E.I.) de Nemours & Co.	876,448	43,086
Eastman Chemical Co.	154,269	10,779
Ecolab, Inc.	257,412	20,639
FMC Corp.	137,681	7,852
Freeport-McMoRan Copper & Gold, Inc.	1,036,026	34,293
International Flavors & Fragrances, Inc.	82,980	6,362
International Paper Co.	398,850	18,578
LyondellBasell Industries N.V. Class A	368,210	23,304
MeadWestvaco Corp.	156,731	5,689
Monsanto Co.	519,562	54,881
Mosaic Co. (The)	272,087	16,219
Newmont Mining Corp.	435,776	18,255
Nucor Corp.	313,920	14,487
Owens-Illinois, Inc.(2)	170,832	4,553
PPG Industries, Inc.	140,490	18,817
Praxair, Inc.	287,218	32,036
Sealed Air Corp.	169,388	4,084
Sherwin-Williams Co. (The)	84,892	14,337

See Notes to Financial Statements

25

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials (continued)
Sigma-Aldrich Corp.	119,820	$9,308
United States Steel Corp.	177,747	3,466
Vulcan Materials Co.	131,733	6,811
Weyerhaeuser Co.	113,980	3,577

		473,658

Telecommunication Services—1.5%
AT&T, Inc.	861,770	31,618
CenturyLink, Inc.	121,230	4,259
Crown Castle International Corp.(2)	45,630	3,178
Frontier Communications Corp.	212,880	847
MetroPCS Communications, Inc.(2)	59,410	648
Sprint Nextel Corp.(2)	491,990	3,055
Verizon Communications, Inc.	418,660	20,577
Windstream Corp.	102,790	817

		64,999

Utilities—11.3%
AES Corp. (The)	575,520	7,234
AGL Resources, Inc.	115,760	4,856
Ameren Corp.	240,330	8,416
American Electric Power Co., Inc.	479,230	23,305
CenterPoint Energy, Inc.	425,940	10,206
CMS Energy Corp.	265,850	7,428
Consolidated Edison, Inc.	289,680	17,679
Dominion Resources, Inc.	566,010	32,931
DTE Energy Co.	171,310	11,707
Duke Energy Corp.	638,420	46,343
Edison International	321,400	16,173
Entergy Corp.	174,930	11,063
Exelon Corp.	839,770	28,955
FirstEnergy Corp.	449,480	18,968
Integrys Energy Group, Inc.	78,460	4,563
NextEra Energy, Inc.	416,320	32,340
NiSource, Inc.	310,440	9,108
Northeast Utilities	308,800	13,421
NRG Energy, Inc.	317,400	8,408
ONEOK, Inc.	201,300	9,596
Pepco Holdings, Inc.	229,150	4,904
PG&E Corp.	433,130	19,287
Pinnacle West Capital Corp.	110,330	6,387
PPL Corp.	574,700	17,994

	SHARES	VALUE
Utilities (continued)
Public Service Enterprise Group, Inc.	496,980	$17,066
SCANA Corp.	130,030	6,652
Sempra Energy	223,430	17,861
Southern Co. (The)	867,650	40,710
TECO Energy, Inc.	203,980	3,635
Wisconsin Energy Corp.	224,950	9,648
XCEL Energy, Inc.	483,670	14,365

		481,209
TOTAL COMMON STOCKS (Identified Cost $3,628,006)		4,240,851
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified cost $3,628,006)		4,240,851
SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.140%)	6,814,903	6,815
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,815)		6,815
TOTAL INVESTMENTS—99.5% (Identified Cost $3,634,821)		4,247,666	(1)
Other assets and liabilities, net—0.5%		21,218

NET ASSETS—100.0%		$4,268,884

Abbreviations:

REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

See Notes to Financial Statements

26

VIRTUS PREMIUM ALPHASECTOR™ FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,240,851	$4,240,851
Short-Term Investments	6,815	6,815

Total Investments	$4,247,666	$4,247,666

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2013 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

Allocator Premium AlphaSectorTM Fund
Assets
Investment in securities at value(1)	$419,332
Investment in affiliated funds at value(2)	—
Cash	—
Receivables
Investment securities sold	30,437
Fund shares sold	4,067
Dividends and interest receivable	300
Tax reclaims	—
Prepaid trustee retainer	3
Prepaid expenses	55

Total assets	454,194

Liabilities
Cash overdraft	—
Payables
Fund shares repurchased	1,015
Investment securities purchased	1,120
Loan payable (See Note 11)	—
Cash due to prime broker	—
Investment advisory fees	410
Distribution and service fees	159
Administration fee	48
Transfer agent fees and expenses	72
Trustees’ fee and expenses	1
Professional fees	11
Other accrued expenses	10

Total liabilities	2,846

Net Assets	$451,348

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$415,672
Accumulated undistributed net investment income (loss)	(160)
Accumulated undistributed net realized gain (loss)	4,287
Net unrealized appreciation (depreciation) on investments	31,549

Net Assets	$451,348

Class A
Net asset value (net assets/shares outstanding) per share	$11.12

Maximum offering price per share NAV/(1-5.75%)	$11.80

Shares of beneficial interest outstanding, no par value, unlimited authorization	7,863,105

Net Assets	$87,464

Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—

Shares of beneficial interest outstanding, no par value, unlimited authorization	—

Net Assets	$—

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.05

Shares of beneficial interest outstanding, no par value, unlimited authorization	15,685,281

Net Assets	$173,388

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.15

Shares of beneficial interest outstanding, no par value, unlimited authorization	17,086,904

Net Assets	$190,496

(1) Investment in unaffiliated securities at cost	$387,783
(2) Investment in affiliated funds at cost	$—
(3) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

MARCH 31, 2013 (UNAUDITED)

AlphaSectorTM Rotation Fund		Alternatives Diversifier Fund		Dynamic AlphaSectorTM Fund	Global Premium AlphaSectorTM Fund		Premium AlphaSectorTM Fund

$525,695		$67,088		$837,935	$88,916		$4,247,666
—		136,876		—	—		—
121		—		5,074	—		1,128

—	(3)	275		—	11,261		—
1,816		958		11,273	619		47,509
3		1		3	1		25
454		46		1	—	(3)	5,937
—		—		5	—		—
37		25		45	41		135

528,126		205,269		854,336	100,838		4,302,400

—		—		—	14		—

679		568		1,327	734		6,705
1,110		544		12,596	—		20,539
—		—		184,374	—		—
—		—		3,798	—		—
196		—		891	96		3,850
191		58		117	33		1,086
56		22		66	11		453
119		66		89	17		775
1		—	(3)	1	—	(3)	6
12		10		12	11		17
11		3		12	4		85

2,375		1,271		203,283	920		33,516

$525,751		$203,998		$651,053	$99,918		$4,268,884

$421,368		$264,278		$588,146	$87,969		$3,662,733
1,217		823		300	(109)		5,352
14,896		(84,293)		(12,965)	2,224		(12,046)
88,270		23,190		75,572	9,834		612,845

$525,751		$203,998		$651,053	$99,918		$4,268,884

$12.98		$11.31		$10.93	$11.26		$14.63

$13.77		$12.00		$11.60	$11.95		$15.52

16,329,453		5,404,924		25,175,399	3,797,591		103,285,516

$212,000		$61,130		$275,277	$42,758		$1,510,651

$—		$—		$10.21	$—		$—

—		—		11,762	—		—

$—		$—		$120	$—		$—

$12.85		$11.21		$10.16	$11.19		$14.52

13,911,121		4,735,342		8,152,209	2,661,123		64,835,414

$178,780		$53,087		$82,813	$29,784		$941,421

$12.98		$11.31		$11.03	$11.28		$14.65

10,398,163		7,938,847		26,557,025	2,426,086		124,030,079

$134,971		$89,781		$292,843	$27,376		$1,816,812

$437,425		$61,847		$762,362	$79,082		$3,634,821
$—		$118,927		$—	$—		$—

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

(Reported in thousands)

Allocator Premium AlphaSectorTM Fund
Investment Income
Dividends	$4,765
Dividend income from affiliated funds	—
Foreign taxes withheld	—

Total investment income	4,765

Expenses
Investment advisory fees	2,142
Service fees, Class A	93
Distribution and service fees, Class B	—
Distribution and service fees, Class C	749
Administration fees	251
Transfer agent fee and expenses	222
Custodian fees	9
Printing fees and expenses	13
Professional fees	11
Registration fees	43
Trustees’ fee and expenses	8
Miscellaneous expenses	12

Total expenses	3,553
Dividends on short sales	—
Interest expenses	—
Less expenses reimbursed, waived and/or recaptured by investment adviser	(13)

Net expenses	3,540

Net investment income (loss)	1,225

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	6,762
Net realized gain (loss) on affiliated investments	—
Net realized gain (loss) on securities sold short	—
Net realized gain (loss) on foreign currency transactions	—
Capital gain distributions from underlying funds	58
Net change in unrealized appreciation (depreciation) on investments	10,911
Net change in unrealized appreciation (depreciation) on foreign currency translation	—

Net gain (loss) on investments	17,731

Net increase (decrease) in net assets resulting from operations	$18,956

(1)	Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED MARCH 31, 2013 (Unaudited)

AlphaSectorTM Rotation Fund	Alternatives Diversifier Fund	Dynamic AlphaSectorTM Fund	Global Premium AlphaSectorTM Fund	Premium AlphaSectorTM Fund

$6,089	$1	$7,214	$972	$48,406
—	3,014	—	—	—
(21)	—	—	—	(202)

6,068	3,015	7,214	972	48,204

1,091	—	3,993	463	20,455
250	77	220	47	1,709
—	—	1	—	—
806	274	244	121	4,084
312	107	269	54	2,394
318	144	218	55	2,161
13	— (1)	8	3	89
16	8	14	3	107
11	10	11	9	29
35	25	56	32	104
11	4	8	2	82
15	7	10	4	105

2,878	656	5,052	793	31,319
—	—	311	—	—
—	—	360	—	—
(11)	(75)	(280)	6	—

2,867	581	5,443	799	31,319

3,201	2,434	1,771	173	16,885

21,434	(510)	(4,320)	3,227	31,548
—	3,598	—	—	—
—	—	(2,735)	—	—
—	—	— (1)	—	—
—	3	—	—	—
28,164	193	61,572	3,499	301,446
—	—	— (1)	—	—

49,598	3,284	54,517	6,726	332,994

$52,799	$5,718	$56,288	$6,899	$349,879

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

($ reported in thousands)

	Allocator Premium AlphaSectorTM Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,225	$1,298
Net realized gain (loss)	6,820	(104)
Net change in unrealized appreciation (depreciation)	10,911	21,039

Increase (decrease) in net assets resulting from operations	18,956	22,233

From Distributions to Shareholders
Net investment income, Class A	(340)	(322)
Net investment income, Class C	(198)	(284)
Net investment income, Class I	(901)	(778)
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class C	—	—
Net realized short-term gains, Class I	—	—
Net realized long-term gains, Class A	—	—
Net realized long-term gains, Class B	—	—
Net realized long-term gains, Class C	—	—
Net realized long-term gains, Class I	—	—

Decrease in net assets from distributions to shareholders	(1,439)	(1,384)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	17,950	49,957
Change in net assets from share transactions, Class C	35,308	90,479
Change in net assets from share transactions, Class I	36,487	119,048

Increase (decrease) in net assets from share transactions	89,745	259,484

Net increase (decrease) in net assets	107,262	280,333

Net Assets
Beginning of fiscal year	344,086	63,753

End of fiscal year	$451,348	$344,086

Accumulated undistributed net investment income (loss) at end of fiscal year	$(160)	$54

(1)	Amount is less than $500.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

AlphaSectorTM Rotation Fund		Alternatives Diversifier Fund
Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

$3,201	$4,824	$2,434	$1,282
21,434	17,276	3,091	(1,974)
28,164	49,879	193	25,432

52,799	71,979	5,718	24,740

(1,626)	(2,025)	(1,146)	(432)
(727)	(477)	(471)	—
(1,172)	(1,415)	(811)	(356)
(6,055)	—	—	—
(4,881)	—	—	—
(3,799)	—	—	—
(193)	(3,678)	—	—
—	—	—	—
(156)	(2,930)	—	—
(121)	(2,065)	—	—

(18,730)	(12,590)	(2,428)	(788)

(1,219)	(10,816)	(5,501)	(23,700)
9,920	(7,053)	(5,636)	(17,771)
4,054	22,396	51,456	(4,101)

12,755	4,527	40,319	(45,572)

46,824	63,916	43,609	(21,620)

478,927	415,011	160,389	182,009

$525,751	$478,927	$203,998	$160,389

$1,217	$1,541	$823	$817

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Dynamic AlphaSectorTM Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,771	$435
Net realized gain (loss)	(7,055)	(1,637)
Net change in unrealized appreciation (depreciation)	61,572	13,842

Increase (decrease) in net assets resulting from operations	56,288	12,640

From Distributions to Shareholders
Net investment income, Class A	(801)	—
Net investment income, Class C	(117)	—
Net investment income, Class I	(989)	—
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class C	—	—
Net realized short-term gains, Class I	—	—

Decrease in net assets from distributions to shareholders	(1,907)	—

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	142,387	97,804
Change in net assets from share transactions, Class B	(43)	(123)
Change in net assets from share transactions, Class C	49,256	23,714
Change in net assets from share transactions, Class I	155,726	78,130

Increase (decrease) in net assets from share transactions	347,326	199,525

Net increase (decrease) in net assets	401,707	212,165

Net Assets
Beginning of fiscal year	249,346	37,181

End of fiscal year	$651,053	$249,346

Accumulated undistributed net investment income (loss) at end of fiscal year	$300	$436

(1)	Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Global Premium AlphaSector™ Fund		Premium AlphaSector™ Fund
Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

$173	$435	$16,885	$22,858
3,227	562	31,548	104,369
3,499	6,545	301,446	301,805

6,899	7,542	349,879	429,032

(217)	(101)	(6,919)	(8,316)
(41)	(26)	(1,256)	(520)
(126)	(241)	(9,332)	(11,441)
(138)	—	—	—
(79)	—	—	—
(69)	—	—	—

(670)	(368)	(17,507)	(20,277)

12,077	20,024	66,806	207,329
—	—	—	—
7,068	14,429	100,417	224,349
6,682	6,318	199,536	558,672

25,827	40,771	366,759	990,350

32,056	47,945	699,131	1,399,105

67,862	19,917	3,569,753	2,170,648

$99,918	$67,862	$4,268,884	$3,569,753

$(109)	$102	$5,352	$5,974

See Notes to Financial Statements

35

VIRTUS DYNAMIC ALPHASECTORTM FUND

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED MARCH 31, 2013

Cash Flows Provided by Operating Activities
Net increase (decrease) in net assets from operations	$56,288

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	418,449
Purchase of long-term investments	(876,221)
Net proceeds from sales of short-term securities	3,743
Proceeds from securities sold short	84,963
Purchases to cover short positions	(82,227)
Net change in unrealized (appreciation)/depreciation	(61,572)
Net realized loss from sales of long-term investments	7,055
Decrease in dividends receivable	1,703
Decrease in tax reclaim receivables	6
Decrease in prepaid expenses	2
Increase in investment advisory fees payable	563
Increase in other affiliates payable	171
Increase in Trustees’ fees payable	1
Decrease in other accrued expenses payable	(23)

Cash provided by operating activities	(447,099)

Cash used for financing activities:
Cash receipts from borrowings	109,805
Proceeds from shares sold	381,300
Shares redeemed	(38,555)
Cash dividends paid to shareholders	(378)

Cash used for financing activities	452,172

Cash impact from foreign exchange fluctuations	1

Net increase in cash	5,074

Cash:
Cash and foreign currency at beginning of period	—

Cash and foreign currency at end of period	$5,074

Cash flow information:
Reinvestment of dividends and distributions	$1,528
Cash paid for interest	360

(1)	Amount less than $500.

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Allocator Premium AlphaSector™ Fund
Class A
10/1/12 to 3/31/13(12)	$10.67	0.04		0.46	0.50	(0.05)	—	(0.05)	0.45	$11.12	4.70	%(4)	$87,464	1.64	%(3)(14)	1.64	%(3)	0.81	%(3)	139	%(4)
10/1/11 to 9/30/12	9.69	0.09		0.98	1.07	(0.09)	—	(0.09)	0.98	10.67	11.08		66,122	1.73		1.70		0.84		211
3/15/11(6) to 9/30/11	10.00	0.07		(0.38)	(0.31)	—	—	—	(0.31)	9.69	(3.10	)(4)	12,232	1.75	(3)	2.17	(3)	1.35	(3)	153	(4)
Class C
10/1/12 to 3/31/13(12)	$10.60	—	(5)	0.46	0.46	(0.01)	—	(0.01)	0.45	$11.05	4.38	%(4)	$173,388	2.37	%(3)(14)	2.39	%(3)	0.08	%(3)	139	%(4)
10/1/11 to 9/30/12	9.66	0.02		0.96	0.98	(0.04)	—	(0.04)	0.94	10.60	10.13		131,330	2.45		2.45		0.16		211
3/15/11(6) to 9/30/11	10.00	0.02		(0.36)	(0.34)	—	—	—	(0.34)	9.66	(3.40	)(4)	32,390	2.50	(3)	2.85	(3)	0.43	(3)	153	(4)
Class I
10/1/12 to 3/31/13(12)	$10.69	0.06		0.46	0.52	(0.06)	—	(0.06)	0.46	$11.15	4.90	%(4)	$190,496	1.39	%(3)(14)	1.39	%(3)	1.04	%(3)	139	%(4)
10/1/11 to 9/30/12	9.71	0.12		0.96	1.08	(0.10)	—	(0.10)	0.98	10.69	11.24		146,634	1.49		1.46		1.17		211
3/15/11(6) to 9/30/11	10.00	0.10		(0.39)	(0.29)	—	—	—	(0.29)	9.71	(2.90	)(4)	19,131	1.50	(3)	2.01	(3)	1.82	(3)	153	(4)

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
AlphaSector™ Rotation Fund
Class A
10/1/12 to 3/31/13(12)	$12.15	0.09	—	1.23	1.32	(0.10)	(0.39)	(0.49)	0.83	$12.98	11.38	%(4)	$212,000	1.00	%(3)	1.00	%(3)	1.50	%(3)	73	%(4)
10/1/11 to 9/30/12	10.67	0.14	—	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51		199,268	1.02		1.02		1.22		190
10/1/10 to 9/30/11	10.18	0.11	—	0.54	0.65	(0.16)	—	(0.16)	0.49	10.67	6.20		184,613	1.04		1.04		0.97		134
10/1/09 to 9/30/10	9.34	0.14	—	0.76	0.90	(0.06)	—	(0.06)	0.84	10.18	9.63		192,375	1.06		1.06		1.41		245
10/1/08 to 9/30/09	9.95	0.15	—	(0.48)	(0.33)	(0.15)	(0.13)	(0.28)	(0.61)	9.34	(2.81)		37,722	0.64		0.64		1.80		131
10/1/07 to 9/30/08	12.81	0.18	0.29	(2.92)	(2.45)	(0.24)	(0.17)	(0.41)	(2.86)	9.95	(19.66)		41,396	0.21	(7)	0.45		1.57		23
Class C
10/1/12 to 3/31/13(12)	$12.03	0.05	—	1.22	1.27	(0.06)	(0.39)	(0.45)	0.82	$12.85	10.98	%(4)	$178,780	1.74	%(3)	1.75	%(3)	0.77	%(3)	73	%(4)
10/1/11 to 9/30/12	10.56	0.06	—	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60		157,461	1.75		1.77		0.53		190
10/1/10 to 9/30/11	10.09	0.04	—	0.52	0.56	(0.09)	—	(0.09)	0.47	10.56	5.49		144,813	1.71		1.79		0.33		134
10/1/09 to 9/30/10	9.29	0.07	—	0.75	0.82	(0.02)	—	(0.02)	0.80	10.09	8.79		133,453	1.81		1.81		0.68		245
10/1/08 to 9/30/09	9.88	0.08	—	(0.45)	(0.37)	(0.09)	(0.13)	(0.22)	(0.59)	9.29	(3.41)		40,118	1.38		1.38		1.03		131
10/1/07 to 9/30/08	12.74	0.09	0.30	(2.92)	(2.53)	(0.16)	(0.17)	(0.33)	(2.86)	9.88	(20.35)		50,007	0.96	(7)	1.20		0.81		23
Class I
10/1/12 to 3/31/13(12)	$12.15	0.11	—	1.23	1.34	(0.12)	(0.39)	(0.51)	0.83	$12.98	11.53	%(4)	$134,971	0.75	%(3)	0.75	%(3)	1.75	%(3)	73	%(4)
10/1/11 to 9/30/12	10.67	0.17	—	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71		122,198	0.77		0.77		1.53		190
10/1/10 to 9/30/11	10.18	0.14	—	0.54	0.68	(0.19)	—	(0.19)	0.49	10.67	6.56		85,585	0.82		0.82		1.26		134
10/1/09(6) to 9/30/10	9.11	0.20	—	0.94	1.14	(0.07)	—	(0.07)	1.07	10.18	12.63	(4)	112,132	0.83	(3)	0.83	(3)	2.04	(3)	245

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Alternatives Diversifier Fund
Class A
10/1/12 to 3/31/13(12)	$11.10	0.18	—	0.24	0.42	(0.21)	—	(0.21)	0.21	$11.31	3.85	%(4)	$61,130	0.52	%(3)(7)	0.62	%(3)	3.28	%(3)	15	%(4)
10/1/11 to
9/30/12	9.68	0.10	—	1.38	1.48	(0.06)	—	(0.06)	1.42	11.10	15.37		65,463	0.45		0.65		0.95		29
10/1/10 to
9/30/11(11)	10.05	0.21	0.07	(0.49)	(0.21)	(0.16)	—	(0.16)	(0.37)	9.68	(2.12)		79,103	0.45		0.65		1.96		18
10/1/09 to
9/30/10	9.43	0.18	0.02	0.64	0.84	(0.22)	—	(0.22)	0.62	10.05	8.91		115,081	0.45		0.75		1.87		4
10/1/08 to
9/30/09	10.62	0.13	0.01	(1.22)	(1.08)	(0.11)	—	(0.11)	(1.19)	9.43	(10.00)		167,472	0.29		0.58		1.62		20
10/1/07 to
9/30/08	11.80	0.10	0.11	(1.25)	(1.04)	(0.14)	—	(0.14)	(1.18)	10.62	(8.94)		267,294	0.31		0.52		0.89		32
Class C
10/1/12 to 3/31/13(12)	$10.93	0.14	—	0.24	0.38	(0.10)	—	(0.10)	0.28	$11.21	3.46	%(4)	$53,087	1.27	%(3)(7)	1.37	%(3)	2.55	%(3)	15	%(4)
10/1/11 to
9/30/12	9.55	0.02	—	1.36	1.38	—	—	—	1.38	10.93	14.45		57,336	1.20		1.40		0.20		29
10/1/10 to
9/30/11(11)	9.95	0.13	0.07	(0.48)	(0.28)	(0.12)	—	(0.12)	(0.40)	9.55	(2.82)		66,411	1.20		1.40		1.20		18
10/1/09 to
9/30/10	9.34	0.10	0.02	0.64	0.76	(0.15)	—	(0.15)	0.61	9.95	8.06		85,330	1.20		1.50		1.07		4
10/1/08 to
9/30/09	10.50	0.07	0.01	(1.19)	(1.11)	(0.05)	—	(0.05)	(1.16)	9.34	(10.55)		101,083	1.04		1.33		0.91		20
10/1/07 to
9/30/08	11.70	0.02	0.12	(1.27)	(1.13)	(0.07)	—	(0.07)	(1.20)	10.50	(9.71)		137,964	1.06		1.27		0.14		32
Class I
10/1/12 to 3/31/13(12)	$11.12	0.16	—	0.28	0.44	(0.25)	—	(0.25)	0.19	$11.31	4.03	%(4)	$89,781	0.29	%(3)(7)	0.36	%(3)	2.92	%(3)	15	%(4)
10/1/11 to
9/30/12	9.70	0.13	—	1.38	1.51	(0.09)	—	(0.09)	1.42	11.12	15.63		37,590	0.20		0.40		1.21		29
10/1/10 to
9/30/11(11)	10.06	0.23	0.06	(0.48)	(0.19)	(0.17)	—	(0.17)	(0.36)	9.70	(1.89)		36,495	0.20		0.39		2.16		18
10/1/09(6) to
9/30/10	9.27	0.18	0.01	0.84	1.03	(0.24)	—	(0.24)	0.79	10.06	11.11	(4)	31,732	0.20	(3)	0.51	(3)	1.83	(3)	4

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Expenses (including dividends and interest on short sales after expense waivers and reimbursements) to Average Net Assets(8)		Ratio of Expenses (including dividends and interest on short sales before expense waivers and reimbursements) to Average Net Assets(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Dynamic AlphaSector™ Fund
Class A
10/1/12 to 3/31/13(12)	$9.90	0.04	1.04	1.08	(0.05)	—	(0.05)	1.03	$10.93	10.94	%(4)	$275,277	2.64	%(3)(9)	2.77	%(3)	0.87	%(3)	90	%(4)
10/1/11 to 9/30/12	9.09	0.08	0.73	0.81	—	—	—	0.81	9.90	8.91		109,724	2.78	(9)	3.06		0.86		165
10/1/10 to 9/30/11	10.57	(0.28)	(0.91)	(1.19)	—	(0.29)	(0.29)	(1.48)	9.09	(11.59)		6,615	4.35		4.65		(2.79)		186
10/1/09 to 9/30/10	10.50	(0.25)	0.32	0.07	—	—	—	0.07	10.57	0.67		17,556	3.76	(7)	4.04		(2.33)		155
10/1/08 to 9/30/09	9.81	(0.01)	0.70	0.69	—	—	—	0.69	10.50	7.03		74,749	4.04		4.23		(0.08)		253
10/1/07 to 9/30/08	10.53	(0.09)	(0.47)	(0.56)	(0.16)	—	(0.16)	(0.72)	9.81	(5.36)		119,387	3.49		3.84		(0.85)		285
Class B
10/1/12 to 3/31/13(12)	$9.24	(0.02)	0.99	0.97	—	—	—	0.97	$10.21	10.50	%(4)	$120	3.38	%(3)(9)	3.51	%(3)	(0.45	)%(3)	90	%(4)
10/1/11 to 9/30/12	8.54	(0.19)	0.89	0.70	—	—	—	0.70	9.24	8.20		150	4.23	(9)	4.81		(2.19)		165
10/1/10 to 9/30/11	10.04	(0.33)	(0.88)	(1.21)	—	(0.29)	(0.29)	(1.50)	8.54	(12.42)		260	5.02		5.32		(3.49)		186
10/1/09 to 9/30/10	10.06	(0.32)	0.30	(0.02)	—	—	—	(0.02)	10.04	(0.20)		670	4.55	(7)	4.83		(3.15)		155
10/1/08 to 9/30/09	9.47	(0.08)	0.67	0.59	—	—	—	0.59	10.06	6.23		1,435	4.83		5.02		(0.79)		253
10/1/07 to 9/30/08	10.17	(0.12)	(0.49)	(0.61)	(0.09)	—	(0.09)	(0.70)	9.47	(6.04)		1,678	4.19		4.55		(1.19)		285
Class C
10/1/12 to 3/31/13(12)	$9.21	0.01	0.96	0.97	(0.02)	—	(0.02)	0.95	$10.16	10.60	%(4)	$82,813	3.38	%(3)(9)	3.52	%(3)	0.21	%(3)	90	%(4)
10/1/11 to 9/30/12	8.52	0.01	0.68	0.69	—	—	—	0.69	9.21	8.10		27,123	3.61	(9)	3.91		0.12		165
10/1/10 to 9/30/11	10.00	(0.33)	(0.86)	(1.19)	—	(0.29)	(0.29)	(1.48)	8.52	(12.26)		2,330	5.07		5.38		(3.50)		186
10/1/09 to 9/30/10	10.02	(0.32)	0.30	(0.02)	—	—	—	(0.02)	10.00	(0.20)		4,249	4.62	(7)	4.90		(3.17)		155
10/1/08 to 9/30/09	9.43	(0.07)	0.66	0.59	—	—	—	0.59	10.02	6.26		4,434	4.84		5.03		(0.77)		253
10/1/07 to 9/30/08	10.12	(0.12)	(0.49)	(0.61)	(0.08)	—	(0.08)	(0.69)	9.43	(6.04)		4,983	4.19		4.55		(1.21)		285
Class I
10/1/12 to 3/31/13(12)	$9.98	0.05	1.06	1.11	(0.06)	—	(0.06)	1.05	$11.03	11.16	%(4)	$292,843	2.38	%(3)(9)	2.51	%(3)	0.99	%(3)	90	%(4)
10/1/11 to 9/30/12	9.12	0.05	0.81	0.86	—	—	—	0.86	9.98	9.43		112,349	2.78	(9)	3.06		0.49		165
10/1/10 to 9/30/11	10.58	(0.25)	(0.92)	(1.17)	—	(0.29)	(0.29)	(1.46)	9.12	(11.47)		27,976	4.03		4.33		(2.48)		186
10/1/09(6) to 9/30/10	10.49	(0.23)	0.32	0.09	—	—	—	0.09	10.58	0.95	(4)	70,434	3.69	(3)(7)	3.97	(3)	(2.20	)(3)	155

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Operating Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Global Premium AlphaSector™ Fund
Class A
10/1/12 to 3/31/13(12)	$10.56	0.03		0.77	0.80	(0.06)	(0.04)	(0.10)	0.70	$11.26	7.55	%(4)	$42,758	1.75	%(3)(10)	—	%(3)(13)	0.57	%(3)	131	%(4)
10/1/11 to 9/30/12	9.42	0.08		1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75		27,699	1.75		1.78		0.83		258
3/15/11(6) to 9/30/11	10.00	0.07		(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.62	)(4)	5,467	1.75	(3)	2.88	(3)	1.23	(3)	199	(4)
Class C
10/1/12 to 3/31/13(12)	$10.50	(0.01)		0.76	0.75	(0.02)	(0.04)	(0.06)	0.69	$11.19	7.12	%(4)	$29,784	2.51	%(3)(10)	—	%(3)(13)	(0.19	)%(3)	131	%(4)
10/1/11 to 9/30/12	9.40	—	(5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04		21,051	2.50		2.53		0.01		258
3/15/11(6) to 9/30/11	10.00	0.01		(0.61)	(0.60)	— (5)	—	—	(0.60)	9.40	(6.09	)(4)	4,885	2.50	(3)	3.81	(3)	0.17	(3)	199	(4)
Class I
10/1/12 to 3/31/13(12)	$10.58	0.04		0.76	0.80	(0.06)	(0.04)	(0.10)	0.70	$11.28	7.63	%(4)	$27,376	1.50	%(3)(10)	—	%(3)(13)	0.80	%(3)	131	%(4)
10/1/11 to 9/30/12	9.42	0.09		1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15		19,112	1.50		1.52		0.90		258
3/15/11(6) to 9/30/11	10.00	0.07		(0.63)	(0.56)	(0.02)	—	(0.02)	(0.58)	9.42	(5.59	)(4)	9,565	1.50	(3)	2.85	(3)	1.37	(3)	199	(4)
Premium
AlphaSector™ Fund
Class A
10/1/12 to 3/31/13(12)	$13.43	0.07		1.20	1.27	(0.07)	—	(0.07)	1.20	$14.63	9.51	%(4)	$1,510,651	1.62	%(3)(14)	1.62	%(3)	0.97	%(3)	96	%(4)
10/1/11 to
9/30/12	11.69	0.10		1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74		1,323,109	1.64		1.64		0.80		297
10/1/10 to
9/30/11	11.17	0.10		0.52	0.62	(0.08)	(0.02)	(0.10)	0.52	11.69	5.47		958,603	1.67	(10)	1.67		0.80		247
7/1/10(6) to
9/30/10	10.00	0.12		1.05	1.17	—	—	—	1.17	11.17	11.70	(4)	88,916	1.70	(3)	1.83	(3)	4.64	(3)	47	(4)
Class C
10/1/12 to 3/31/13(12)	$13.34	0.01		1.19	1.20	(0.02)	—	(0.02)	1.18	$14.52	9.02	%(4)	$941,421	2.37	%(3)(14)	2.37	%(3)	0.22	%(3)	96	%(4)
10/1/11 to
9/30/12	11.62	0.01		1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91		767,602	2.38		2.39		0.09		297
10/1/10 to
9/30/11	11.15	0.02		0.51	0.53	(0.04)	(0.02)	(0.06)	0.47	11.62	4.68		457,630	2.38	(10)	2.42		0.13		247
7/1/10(6) to
9/30/10	10.00	0.09		1.06	1.15	—	—	—	1.15	11.15	11.50	(4)	29,864	2.45	(3)	2.67	(3)	3.51	(3)	47	(4)
Class I
10/1/12 to 3/31/13(12)	$13.45	0.08		1.21	1.29	(0.09)	—	(0.09)	1.20	$14.65	9.63	%(4)	$1,816,812	1.37	%(3)(14)	1.37	%(3)	1.22	%(3)	96	%(4)
10/1/11 to
9/30/12	11.71	0.14		1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98		1,479,042	1.39		1.39		1.10		297
10/1/10 to
9/30/11	11.17	0.14		0.52	0.66	(0.10)	(0.02)	(0.12)	0.54	11.71	5.78		754,415	1.42	(10)	1.42		1.09		247
7/1/10(6) to
9/30/10	10.00	0.11		1.06	1.17	—	—	—	1.17	11.17	11.70	(4)	24,549	1.45	(3)	1.75	(3)	4.02	(3)	47	(4)

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The expense ratio of interest and dividends’ on short sales for all classes is as follows:

10/1/12 to 3/31/13	0.32%
10/1/11 to 9/30/12	0.63%
If interest and dividends were excluded the ratio would be lower.
(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	Effective December 1, 2010, the Adviser has discontinued charging an advisory fee.
(12)	Unaudited
(13)	Prior to recapture of expenses previously waived, the gross ratio was 1.74%, 2.49%, and 1.49% for Class A, Class C, and Class I, respectively
(14)	The Fund is currently under its expense limitation.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013 (Unaudited)

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

As of the date of this report, 30 funds are offered for sale, of which six (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective. The Funds have the following investment objectives:

Fund	Investment Objective
Allocator Premium AlphaSector™ Fund	Capital appreciation.
AlphaSector™ Rotation Fund	Long-term capital appreciation.
Dynamic AlphaSector™ Fund	Long-term capital appreciation.
Global Premium AlphaSector™ Fund	Capital appreciation.
Premium AlphaSector™ Fund	Long-term capital appreciation.
Alternatives Diversifier Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class C shares, and Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions, (For more information regarding Qualifying Transactions, refer to the prospectus.) Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% (1.25% for Dynamic AlphaSector Fund) CDSC, applicable if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder servicing plan (“12b-1 plan”) and has exclusive voting rights with respect to such plans. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

43

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock

44

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of the Funds indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on non-U.S. currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Short Sales

($ reported in thousands)

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the

46

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic AlphaSector™ Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the six-months ended March 31, 2013, the Fund had net charges of $35 on borrowed securities. Such amounts are included in interest expense in the Statement of Operations.

At March 31, 2013 the Dynamic AlphaSector™ Fund did not hold any securities sold short.

Note	3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the following Funds:

	1st $2 Billion	$2 + Billion – $4 Billion	$4 + Billion
Allocator Premium AlphaSector™ Fund	1.10%	1.05%	1.00%
Global Premium AlphaSector™ Fund	1.10	1.05	1.00

	1st $1 Billion	$1 + Billion
AlphaSector™ Rotation Fund	0.45%	0.40%
Dynamic AlphaSector™ Fund**	1.50	1.40

Premium AlphaSector™ Fund – 1.10% of the average daily net assets.

Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

**	The advisory fee is calculated based on average daily managed assets. Beginning February 6, 2013, the advisory fee for this Fund will be subject to a performance adjustment, which may increase or decrease the advisory fee based upon how well the Fund has performed relative to the S&P 500® Index. For the six months ended March 31, 2013, there was no performance fee adjustment.

47

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

B.	Subadvisers

The Subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the Subadvisers and the Fund(s) they serve is as follows:

Fund	Subadviser(s)
Allocator Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)
AlphaSector™ Rotation Fund	FSIA(1)(3), Euclid(4)
Alternatives Diversifier Fund	Euclid(4)
Dynamic AlphaSector™ Fund	FSAA(2)(3), Euclid(4)
Global Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)
Premium AlphaSector™ Fund	FSIA(1)(3), Euclid(4)

(1)	F-Squared Institutional Advisors, LLC (“FSIA”)
(2)	F-Squared Alternative Advisors LLC (“FSAA”)
(3)	FSIA or FSAA (collectively “F-Squared”) provides Euclid with a model portfolio. Final allocations and trading for each Fund are conducted by Euclid based on F-Squared’s recommendations.
(4)	Euclid Advisors, LLC, (“Euclid”) an indirect wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Funds’ total operating expenses (excluding interest, taxes, extraordinary expenses and acquired funds fees and expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below. The Adviser may discontinue these voluntary expense caps at any time.

	Class A	Class C	Class I
Allocator Premium AlphaSector™ Fund	1.75%	2.50%	1.50%
Alternatives Diversifier Fund(1)	0.00	0.00	0.00
Global Premium AlphaSector™ Fund	1.75	2.50	1.50
Premium AlphaSector™ Fund	1.70	2.45	1.45

(1)	For the period October 1, 2012 to December 31, 2012, the Adviser agreed to limit total operating expenses of the Alternatives Diversifier Fund so that such expense did not exceed 0.20% (excluding 12b-1 fees and/or shareholder servicing fees) for Class A, Class C, and Class I. Effective January 1, 2013 the Advisor discontinued this expense limitation.

As of February 6, 2012, the adviser has voluntarily agreed to limit the “other expenses” of the Dynamic AlphaSectorTM Fund, so that such expenses do not exceed 0.15% of such Fund’s average daily net asset value. For purposes of this arrangement “other expenses” are all expenses necessary or appropriate for the operation of the Fund, excluding the Adviser’s investment advisory or management fee, Rule 12b-1 fees and/or shareholder servicing fees, front-end or contingent deferred loads, taxes, interest, brokerage commissions, prime brokerage interest expenses, dividends on short sales, expenses incurred in connection with any merger or reorganization, extraordinary expenses, and acquired fund fees and expenses. The Adviser may discontinue this expense cap at any time.

For certain Funds the Adviser may recapture operating expenses waived or reimbursed, within three fiscal years following the end of the fiscal year in which such

48

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser-reimbursed expenses ($ reported in thousands) may be recaptured by the fiscal year ending:

	Expiration Date
	2013	2014	2015	Total
Alternatives Diversifier Fund	$770	$435	$348	$1,553
Dynamic AlphaSector Fund	195	221	205	621
Global Premium AlphaSector*	—	60	12	72
Premium AlphaSector Fund	24	—	—	24

*	Adviser is currently recapturing previously waived or reimbursed expenses.

D.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six-months (the “period”) ended March 31, 2013, it retained net commissions of $460 of Class A shares and deferred sales charges of $12, $—(3) and $55 for Class A shares, Class B shares and Class C shares respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class B and Class C shares. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
(3)	Amount is less than $500.

E.	Administrator and Transfer Agent

($ reported in thousands)

Effective January 1, 2013, with the approval of the Board, VP Distributors, the Funds’ former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreement and Transfer Agency and Service Agreement to Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus. For the period of October 1, 2012 to December 31, 2012, VP Distributors served as the Administrator and Transfer Agent to the Funds.

49

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

For the period ended March 31, 2013, the Funds incurred administration fees from the Trust totaling $2,573 which are included in the Statements of Operations.

For the period ended March 31, 2013, the Funds incurred transfer agent fees from the Trust totaling $3,038 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

($ reported in thousand)

At March 31, 2013, Virtus and its affiliates, BMO Bankcorp. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Global Premium AlphaSector™ Fund Class I	77,395	$873
Premium AlphaSector™ Fund Class A	1,874	27

G.	Investments in Affiliates

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the affiliated underlying funds(1) during the fiscal year ended March 31, 2013 is as follows:

	Value, beginning of fiscal year	Purchases(2)	Sales Proceeds
Global Commodities Stock	$17,903	$10,381	$2,000
Global Dividend Fund	33,977	10,233	2,000
Global Real Estate Securities Fund	9,364	3,709	—
International Real Estate Securities Fund	20,012	1,476	3,800
Real Estate Securities Fund	14,101	14,299	15,950
Senior Floating Rate Fund	12,180	4,279	4,380

	$107,537	$44,377	$28,130

	Value, end of fiscal year	Dividend Income	Distributions of Realized Gains
Global Commodities Stock	$25,171	$381	$—
Global Dividend Fund	44,530	471	—
Global Real Estate Securities Fund	13,637	309	—
International Real Estate Securities Fund	18,145	1,476	—
Real Estate Securities Fund	23,196	99	—
Senior Floating Rate Fund	12,197	278	3

	$136,876	$3,014	$3

50

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

(1)	The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2013, the Fund was the owner of record of approximately 86% of the Global Commodities Stock Fund, 47% of the International Real Estate Securities Fund 36% of the Global Real Estate Fund, and 35% of the Global Dividend Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2013, were as follows:

	Purchases	Sales
Allocator Premium AlphaSector™ Fund	$529,308	$502,529
AlphaSector™ Rotation Fund	356,959	359,630
Alternatives Diversifier Fund	64,036	25,602
Dynamic AlphaSector™ Fund	876,175	418,416
Global Premium AlphaSector™ Fund	118,815	104,380
Premium AlphaSector™ Fund	3,935,822	3,592,617

	Short Sales	Purchases to Cover Shorts
Dynamic AlphaSector™ Fund	$84,963	$82,227

51

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Allocator Premium AlphaSector™ Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	2,741	$29,643	6,058	$61,388
Reinvestment of distributions	31	328	31	305
Shares repurchased	(1,108)	(12,021)	(1,151)	(11,736)

Net Increase/(Decrease)	1,664	$17,950	4,938	$49,957

Class C
Sale of shares	4,521	$48,450	10,032	$100,615
Reinvestment of distributions	18	193	28	274
Shares repurchased	(1,239)	(13,335)	(1,028)	(10,410)

Net Increase/(Decrease)	3,300	$35,308	9,032	$90,479

Class I
Sale of shares	5,096	$55,232	13,694	$139,083
Reinvestment of distributions	81	855	75	755
Shares repurchased	(1,809)	(19,600)	(2,022)	(20,790)

Net Increase/(Decrease)	3,368	$36,487	11,747	$119,048

	AlphaSector™ Rotation Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	1,961	$23,965	5,358	$60,143
Reinvestment of distributions	609	6,992	446	4,914
Shares repurchased	(2,637)	(32,176)	(6,717)	(75,873)

Net Increase/(Decrease)	(67)	$(1,219)	(913)	$(10,816)

Class C
Sale of shares	1,858	$22,548	1,996	$22,420
Reinvestment of distributions	349	3,975	207	2,251
Shares repurchased	(1,381)	(16,603)	(2,831)	(31,724)

Net Increase/(Decrease)	826	$9,920	(628)	$(7,053)

Class I
Sale of shares	2,359	$29,003	6,369	$71,270
Reinvestment of distributions	321	3,683	196	2,158
Shares repurchased	(2,338)	(28,632)	(4,532)	(51,032)

Net Increase/(Decrease)	342	$4,054	2,033	$22,396

52

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

	Alternatives Diversifier Fund
	Six Months Ended March 31, 2013 (Unaudited		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	374	$4,170	911	$9,669
Reinvestment of distributions	89	974	36	370
Shares repurchased	(959)	(10,645)	(3,218)	(33,739)

Net Increase / (Decrease)	(496)	$(5,501)	(2,271)	$(23,700)

Class C
Sale of shares	167	$1,830	247	$2,567
Reinvestment of distributions	31	332	—	—
Shares repurchased	(710)	(7,798)	(1,955)	(20,338)

Net Increase / (Decrease)	(512)	$(5,636)	(1,708)	$(17,771)

Class I
Sale of shares	5,395	$60,799	1,653	$17,300
Reinvestment of distributions	45	495	22	223
Shares repurchased	(882)	(9,838)	(2,056)	(21,624)

Net Increase / (Decrease)	4,558	$51,456	(381)	$(4,101)

	Dynamic AlphaSector™ Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	15,346	$155,040	11,370	$107,464
Reinvestment of distributions	56	532	—	—
Shares repurchased	(1,309)	(13,185)	(1,016)	(9,660)

Net Increase/(Decrease)	14,093	$142,387	10,354	$97,804

Class B
Sale of shares	—	—	—	$—
Reinvestment of distributions	—	—	—	—
Shares repurchased	(5)	(43)	(14)	(123)

Net Increase/(Decrease)	(5)	$(43)	(14)	$(123)

Class C
Sale of shares	5,418	$51,236	2,818	$24,988
Reinvestment of distributions	11	100	—	—
Shares repurchased	(221)	(2,080)	(147)	(1,274)

Net Increase/(Decrease)	5,208	$49,256	2,671	$23,714

Class I
Sale of shares	17,594	$179,211	11,614	$109,640
Reinvestment of distributions	94	896	—	—
Shares repurchased	(2,386)	(24,381)	(3,424)	(31,510)

Net Increase/(Decrease)	15,302	$155,726	8,190	$78,130

53

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

	Global Premium AlphaSector™ Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	2,640	$28,143	3,170	$31,188
Reinvestment of distributions	33	350	10	99
Shares repurchased	(1,500)	(16,416)	(1,138)	(11,263)

Net Increase / (Decrease)	1,173	$12,077	2,042	$20,024

Class C
Sale of shares	794	$8,561	1,689	$16,438
Reinvestment of distributions	11	116	3	25
Shares repurchased	(149)	(1,609)	(207)	(2,034)

Net Increase / (Decrease)	656	$7,068	1,485	$14,429

Class I
Sale of shares	850	$9,168	4,721	$45,889
Reinvestment of distributions	18	192	25	240
Shares repurchased	(249)	(2,678)	(3,954)	(39,811)

Net Increase / (Decrease)	619	$6,682	792	$6,318

	Premium AlphaSector™ Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	22,892	$313,595	57,032	$708,895
Reinvestment of distributions	494	6,419	611	7,567
Shares repurchased	(18,600)	(253,208)	(41,148)	(509,133)

Net Increase / (Decrease)	4,786	$66,806	16,495	$207,329

Class C
Sale of shares	12,965	$177,319	26,259	$325,982
Reinvestment of distributions	77	997	32	390
Shares repurchased	(5,765)	(77,899)	(8,126)	(102,023)

Net Increase / (Decrease)	7,277	$100,417	18,165	$224,349

Class I
Sale of shares	35,294	$486,615	78,872	$976,545
Reinvestment of distributions	502	6,529	604	7,489
Shares repurchased	(21,712)	(293,608)	(33,976)	(425,362)

Net Increase / (Decrease)	14,084	$199,536	45,500	$558,672

54

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note	6. 10% Shareholders

As of March 31, 2013, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Allocator Premium AlphaSector Fund	34%	2
AlphaSector Rotation Fund	11	1
Alternatives Diversifier Fund	19	1
Dynamic AlphaSector Fund	37	3
Global Premium AlphaSector Fund	22	2

These accounts are not affiliated with Virtus.

Note	7. Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors. At March 31, 2013, the Funds did not invest a high percentage of their assets in specific sectors.

Note	8. Indemnifications

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, each Trustee has entered into an indemnification agreement with the Trust. In addition in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and, expect the risk of loss to be remote.

Note	9. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d) (1) (J) of the 1940 Act granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

55

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Note	10. Federal Income Tax Information ($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSectorTM Fund	$390,525	$28,807	$—	$28,807
AlphaSectorTM Rotation Fund	440,632	87,253	(2,190)	85,063
Alternatives Diversifier Fund	203,094	36,662	(35,792)	870
Dynamic AlphaSectorTM Fund	767,931	70,004	—	70,004
Global Premium AlphaSectorTM Fund	79,662	9,254	—	9,254
Premium AlphaSectorTM Fund	3,714,381	556,084	(22,799)	533,285

The Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	No Expiration	Total
Allocator Premium AlphaSector™ Fund	$—	$—	$329	$329
AlphaSector™ Rotation Fund	1,872	1,440	—	3,312
Alternatives Diversifier Fund	—	61,358	398	61,756
Dynamic AlphaSector™ Fund	—	—	3,329	3,329
Premium AlphaSector™ Fund	—	—	6,734	6,734

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Borrowings

($ reported in thousands)

The Dynamic AlphaSector Fund (the “Fund”) intends to employ leverage in the form of borrowing on its long positions in circumstances where the Fund has determined to take long positions representing four or more sectors. The aggregate amount of leverage being used by the Fund at any time will depend on the number of sectors in which the Fund takes a long position, with the maximum amount of leverage being used where the Fund takes long positions in all nine sectors. In that event, the amount of leverage will not exceed 30% of the Fund’s net assets, including borrowings.

56

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2013 (Unaudited)

Effective February 6, 2012, the Fund entered into a collaterized loan agreement with Merrill Lynch Professional Clearing Corp. (“prime broker”) to provide margin financing. During the six months ended March 31, 2013, the Fund utilized margin financing for 182 days at an average interest rate of 0.564% and with an average daily borrowing balance during the year of $114,674. As of March 31, 2013, outstanding margin debt amounted to $184,374, which is located under “Loan payable” on the Statement of Assets and Liabilities. In order to attain leveraged exposure, the Fund incurs a cost of Open Fed Funds Rate plus a spread on debit financing. For the six-months ended March 31, 2013, these costs amounted to $325 and are included within “interest expenses” on the Statement of Operations.

Note	12. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Note	13. Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Allocator Premium AlphaSector™ Fund, Virtus AlphaSector™ Rotation Fund, Virtus Global Premium AlphaSector™ Fund, Virtus Premium AlphaSector™ Fund, Virtus Dynamic AlphaSector™ Fund and Virtus Alternatives Diversifier Fund (each a “Fund” and together, the “Funds”) of the Trust. At an in-person meeting held on November 15, 2012, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended September 30, 2012.

Virtus Allocator Premium AlphaSectorSM Fund. The Board noted that the Fund underperformed the median of its Performance Universe and its benchmark for the 1-year period.

Virtus AlphaSectorSM Rotation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 3- year periods and outperformed its benchmark for the 5-year period.

Virtus Dynamic AlphaSectorSM Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5- year periods underperformed the median of its Performance Universe for the 3- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10- year periods and outperformed its benchmark for the 1- and 5- year period.

Virtus Global Premium AlphaSectorSM Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Premium AlphaSectorSM Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- year period.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5- year periods and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 3- and 5- year periods and outperformed its benchmark for the 1-year period.

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

With respect to certain Funds, including Virtus Allocator Premium AlphaSectorSM Fund, Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund, the Board also considered management’s discussion about the reasons for the Funds’ underperformance relative to their peer groups. After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Allocator Premium AlphaSectorSM Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses were below the median of the Expense Group.

Virtus AlphaSectorSM Rotation Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Dynamic AlphaSectorSM Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Global Premium AlphaSectorSM Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers was above the median of the Expense Group.

Virtus Premium AlphaSectorSM Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group.

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Based on the level and type of services provided, the Board determined that each Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

61

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to F-Squared Alternative Advisors, LLC and F-Squared Institutional Advisors, LLC, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate these Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies

62

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES (Continued)

of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

63

Virtus Dynamic AlphaSectorSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 17, 2013 to the Prospectuses

dated January 31, 2013, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following corrects index performance information and the description of the indexes appearing under “Average Annual Total Returns” in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)
Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.07%	-2.13%	-1.52%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	-1.73%	-1.20%	—
Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—
Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—
Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Dynamic AlphaSectorSM Linked Benchmark consists of the S&P 500 Index; performance of the Dynamic AlphaSectorSM Linked Benchmark prior to February 6, 2012 is that of the Citigroup 90-Day Treasury Bill Index. The indexes are unmanaged and not available for direct investment.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/DASF PerfTable (5/13)

Virtus Allocator Premium AlphaSectorSM Fund, Virtus AlphaSectorSM Rotation Fund,

Virtus Alternatives Diversifier Fund, Virtus Dynamic AlphaSectorSM Fund,

Virtus Global Premium AlphaSectorSM Fund and Virtus Premium AlphaSectorSM Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 22, 2013

to the Prospectuses dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The following corrects after-tax performance information for Class A Shares appearing under “Average Annual Total Returns” in each fund’s summary prospectus and the summary section of the statutory prospectus.

Virtus Allocator Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	2.51%	0.85%
Return After Taxes on Distributions	2.46%	0.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.76%

Class C
Return Before Taxes	7.99%	3.52%

Class I
Return Before Taxes	8.97%	4.49%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
Dow Jones Global Moderate Portfolio Index (net) (reflects no deduction of fees, expenses or taxes)	11.24%	5.99%

Virtus AlphaSectorSM Rotation Fund*

	1 Year	5 Years	Class A and Class C Since Inception (8/1/03)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	5.57%	0.48%	4.82%	—
Return After Taxes on Distributions	4.35%	-0.02%	4.04%	—
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	0.25%	3.92%	—

Class C
Return Before Taxes	11.18%	0.94%	4.71%	—

Class I
Return Before Taxes	12.31%	—	—	11.27%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	6.21%	12.89%
AlphaSector Rotation Linked Benchmark (reflects no deduction of fees, expenses or taxes)	16.00%	3.49%	6.63%	12.89%

*	Note that the Supplemental Performance appearing in the fund’s current prospectuses is correct as shown in those prospectuses.

Virtus Alternatives Diversifier Fund

	1 Year	5 Years	Class A and Class C Since Inception (11/30/05)	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	3.40%	-0.89%	2.16%	—
Return After Taxes on Distributions	3.05%	-1.25%	1.81%	—
Return After Taxes on Distributions and Sale of Fund Shares	2.54%	-0.89%	1.73%	—

Class C
Return Before Taxes	8.85%	-0.45%	2.25%	—

Class I
Return Before Taxes	9.99%	—	—	7.73%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	4.07%	12.89%
Composite Benchmark (reflects no deduction of fees, expenses or taxes)	6.96%	0.68%	4.21%	7.22%

Virtus Dynamic AlphaSectorSM Fund**

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)

Class A
Return Before Taxes	0.56%	-1.96%	-1.35%	—
Return After Taxes on Distributions	0.48%	-2.05%	-1.48%	—
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	-1.65%	-1.16%	—

Class B
Return Before Taxes	1.88%	-1.78%	-1.52%	—

Class C
Return Before Taxes	5.94%	-1.55%	-1.50%	—

Class I
Return Before Taxes	7.20%	—	—	-1.34%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	1.66%	7.10%	12.89%
Dynamic AlphaSector Linked Benchmark (reflects no deduction of fees, expenses or taxes)	8.30%	2.05%	2.50%	2.56%

**	This performance information supersedes the performance information contained in the supplement dated May 17, 2013.

Virtus Global Premium AlphaSectorSM Fund

	1 Year	Since Inception (3/15/11)

Class A
Return Before Taxes	4.86%	0.80%
Return After Taxes on Distributions	4.88%	0.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	0.78%

Class C
Return Before Taxes	10.35%	3.38%

Class I
Return Before Taxes	11.47%	4.39%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	8.45%
MSCI World Index (net) (reflects no deduction of fees, expenses or taxes)	15.83%	5.30%

Virtus Premium AlphaSectorSM Fund

	1 Year	Since Inception (7/1/10)

Class A
Return Before Taxes	3.73%	10.04%
Return After Taxes on Distributions	3.59%	9.91%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	8.62%

Class C
Return Before Taxes	9.24%	11.83%

Class I
Return Before Taxes	10.31%	12.93%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	16.00%	16.47%

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/AlphaSectorFunds AfterTaxPerf (5/13)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodians

JPMorgan Chase & Co.

1 Chase Manhattan Plaza,

New York, NY 10005-1401

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8453	05-13

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	June 7, 2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	June 7, 2013

*	Print the name and title of each signing officer under his or her signature.